UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368

Name of Registrant: Vanguard Fixed Income Securities Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: April 30, 2016

Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.2%)
U.S. Government Securities (4.0%)
1	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/25	14,575	14,942
	United States Treasury Note/Bond	0.875%	7/15/17	50	50
	United States Treasury Note/Bond	0.875%	8/15/17	350	351
	United States Treasury Note/Bond	1.000%	12/15/17	100	101
	United States Treasury Note/Bond	1.000%	12/31/17	3,349	3,363
	United States Treasury Note/Bond	1.000%	2/15/18	100	100
	United States Treasury Note/Bond	0.875%	7/15/18	500	501
	United States Treasury Note/Bond	1.000%	9/15/18	4,320	4,336
	United States Treasury Note/Bond	1.250%	11/15/18	10,171	10,270
	United States Treasury Note/Bond	1.250%	12/15/18	3,600	3,635
	United States Treasury Note/Bond	1.500%	2/28/19	7,500	7,624
	United States Treasury Note/Bond	1.375%	10/31/20	9,820	9,877
	United States Treasury Note/Bond	2.000%	8/31/21	5,057	5,219
	United States Treasury Note/Bond	1.875%	10/31/22	4,267	4,350
	United States Treasury Note/Bond	2.250%	11/15/24	11,600	12,060
	United States Treasury Note/Bond	2.250%	11/15/25	13,957	14,485
	United States Treasury Note/Bond	5.250%	2/15/29	18,300	24,982
	United States Treasury Note/Bond	6.125%	8/15/29	41,752	61,701
	United States Treasury Note/Bond	6.250%	5/15/30	9,956	15,076
	United States Treasury Note/Bond	5.375%	2/15/31	22,900	32,568
1	United States Treasury Note/Bond	4.500%	2/15/36	148,660	202,201
	United States Treasury Note/Bond	3.125%	8/15/44	18,618	20,404
	United States Treasury Note/Bond	3.000%	11/15/44	3,310	3,540
2	United States Treasury Note/Bond	2.500%	2/15/45	28,662	27,673
3	United States Treasury Note/Bond	3.000%	5/15/45	4,300	4,596
	United States Treasury Note/Bond	3.000%	11/15/45	43,693	46,710
	United States Treasury Note/Bond	2.500%	2/15/46	57,600	55,584
					586,299
Agency Bonds and Notes (0.2%)
4	Tennessee Valley Authority	5.250%	9/15/39	18,800	23,912
4	Tennessee Valley Authority	4.250%	9/15/65	10,000	10,490
					34,402
Total U.S. Government and Agency Obligations (Cost $578,149)					620,701
Corporate Bonds (75.0%)
Finance (18.9%)
	Banking (11.7%)
	Bank of America Corp.	3.500%	4/19/26	18,135	18,339
	Bank of America Corp.	6.110%	1/29/37	25,405	29,520
	Bank of America Corp.	7.750%	5/14/38	2,090	2,908
	Bank of America Corp.	5.875%	2/7/42	19,230	23,605
	Bank of America Corp.	5.000%	1/21/44	16,800	18,690
	Bank of America NA	6.000%	10/15/36	20,450	25,368
	Bank One Corp.	7.750%	7/15/25	20,000	25,358
	Bank One Corp.	7.625%	10/15/26	19,175	24,955
	Bank One Corp.	8.000%	4/29/27	27,769	36,961
	Citigroup Inc.	4.450%	9/29/27	25,920	26,440
	Citigroup Inc.	6.625%	6/15/32	26,545	31,734

Citigroup Inc.	4.650%	7/30/45	39,200	41,939
5 Commonwealth Bank of Australia	4.500%	12/9/25	2,000	2,051
Cooperatieve Rabobank UA	5.250%	5/24/41	6,400	7,703
Cooperatieve Rabobank UA	5.750%	12/1/43	52,730	62,140
Cooperatieve Rabobank UA	5.250%	8/4/45	13,280	14,566
Deutsche Bank AG	3.125%	1/13/21	193	193
Fifth Third Bank	3.850%	3/15/26	200	206
Goldman Sachs Group Inc.	3.750%	2/25/26	9,845	10,092
Goldman Sachs Group Inc.	6.125%	2/15/33	38,270	46,758
Goldman Sachs Group Inc.	6.450%	5/1/36	49,400	57,829
Goldman Sachs Group Inc.	6.750%	10/1/37	41,315	50,004
Goldman Sachs Group Inc.	6.250%	2/1/41	25,625	32,450
Goldman Sachs Group Inc.	4.800%	7/8/44	16,792	18,066
Goldman Sachs Group Inc.	4.750%	10/21/45	16,364	17,246
HSBC Bank USA NA	5.875%	11/1/34	44,700	52,978
HSBC Bank USA NA	5.625%	8/15/35	22,425	25,713
HSBC Holdings plc	4.250%	8/18/25	5,000	5,028
HSBC Holdings plc	7.625%	5/17/32	21,200	26,689
HSBC Holdings plc	6.500%	5/2/36	10,000	11,952
HSBC Holdings plc	6.500%	9/15/37	42,415	51,204
HSBC Holdings plc	6.800%	6/1/38	85,999	107,334
HSBC Holdings plc	6.100%	1/14/42	1,000	1,278
HSBC Holdings plc	5.250%	3/14/44	14,785	15,727
JPMorgan Chase & Co.	6.400%	5/15/38	90,000	121,258
JPMorgan Chase & Co.	5.500%	10/15/40	25,675	31,368
JPMorgan Chase & Co.	5.600%	7/15/41	16,152	20,020
JPMorgan Chase & Co.	5.625%	8/16/43	31,545	36,972
JPMorgan Chase & Co.	4.950%	6/1/45	11,020	11,912
6 JPMorgan Chase & Co.	5.300%	12/29/49	430	430
Lloyds Banking Group PLC	4.650%	3/24/26	590	597
5 Macquarie Bank Ltd.	4.875%	6/10/25	590	604
5 Macquarie Bank Ltd.	3.900%	1/15/26	1,500	1,541
Morgan Stanley	7.250%	4/1/32	47,360	64,123
Morgan Stanley	6.375%	7/24/42	38,831	50,976
Morgan Stanley	4.300%	1/27/45	58,010	58,670
Royal Bank of Canada	4.650%	1/27/26	285	297
Santander Issuances SAU	5.179%	11/19/25	16,400	16,269
6 State Street Corp.	5.250%	12/29/49	400	404
Wachovia Corp.	5.500%	8/1/35	21,905	24,671
Wells Fargo & Co.	3.000%	4/22/26	18,605	18,452
Wells Fargo & Co.	4.100%	6/3/26	35,455	37,321
Wells Fargo & Co.	4.300%	7/22/27	20,000	21,194
Wells Fargo & Co.	5.375%	2/7/35	10,164	12,204
Wells Fargo & Co.	5.375%	11/2/43	56,522	64,173
Wells Fargo & Co.	5.606%	1/15/44	157,813	184,977
Wells Fargo & Co.	4.650%	11/4/44	6,142	6,338
Wells Fargo & Co.	3.900%	5/1/45	13,670	13,621
Wells Fargo & Co.	4.900%	11/17/45	13,350	14,376
Wells Fargo Bank NA	6.600%	1/15/38	500	666

Brokerage (0.3%)
5 FMR LLC	6.450%	11/15/39	18,200	22,582
Intercontinental Exchange Inc.	3.750%	12/1/25	21,110	21,873
Invesco Finance plc	5.375%	11/30/43	2,700	3,025
Legg Mason Inc.	5.625%	1/15/44	2,000	1,990

	Finance Companies (2.1%)
5	GE Capital International Funding Co.	4.418%	11/15/35	282,091	307,570

	Insurance (4.7%)
	ACE Capital Trust II	9.700%	4/1/30	7,050	10,029
	Aetna Inc.	4.125%	11/15/42	24,995	24,265
	Anthem Inc.	4.625%	5/15/42	17,100	17,744
6,7 Aquarius and Investments plc for Zurich
	Insurance Co. Ltd.	4.250%	10/2/43	200	254
	AXA Financial Inc.	7.000%	4/1/28	24,910	31,862
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,935	2,485
	Berkshire Hathaway Inc.	3.125%	3/15/26	13,265	13,789
7	Berkshire Hathaway Inc.	2.150%	3/15/28	1,050	1,264
	Berkshire Hathaway Inc.	4.500%	2/11/43	44,057	48,885
6	Chubb Corp.	6.375%	3/29/67	300	258
	Chubb INA Holdings Inc.	4.350%	11/3/45	3,700	4,045
6,8 CNP Assurances		7.375%	9/30/41	100	160
5	Guardian Life Insurance Co. of America	7.375%	9/30/39	12,160	15,308
5	Guardian Life Insurance Co. of America	4.875%	6/19/64	10,700	10,436
5	Jackson National Life Insurance Co.	8.150%	3/15/27	200	267
5	John Hancock Life Insurance Co.	7.375%	2/15/24	13,350	16,280
	Loews Corp.	4.125%	5/15/43	1,800	1,733
	Manulife Financial Corp.	5.375%	3/4/46	5,000	5,361
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	3,000	3,081
5	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	14,851	21,765
5	Massachusetts Mutual Life Insurance Co.	4.500%	4/15/65	310	284
	MetLife Inc.	6.500%	12/15/32	1,400	1,749
	MetLife Inc.	4.125%	8/13/42	20,385	19,792
	MetLife Inc.	4.875%	11/13/43	769	835
	MetLife Inc.	4.050%	3/1/45	3,000	2,871
	MetLife Inc.	4.600%	5/13/46	1,770	1,856
6	MetLife Inc.	5.250%	12/29/49	195	191
5	Metropolitan Life Insurance Co.	7.800%	11/1/25	27,250	34,923
5	Nationwide Mutual Insurance Co.	8.250%	12/1/31	5,035	6,961
5	Nationwide Mutual Insurance Co.	9.375%	8/15/39	38,196	56,025
5	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	12,997
5	New York Life Insurance Co.	5.875%	5/15/33	41,400	49,155
5,6 Nippon Life Insurance Co.		4.700%	1/20/46	350	373
5	Northwestern Mutual Life Insurance Co.	6.063%	3/30/40	14,890	18,249
6	Progressive Corp.	6.700%	6/15/67	1,051	993
	Prudential Financial Inc.	5.100%	8/15/43	1,100	1,148
6	Prudential Financial Inc.	5.375%	5/15/45	270	274
5	Swiss Re Treasury US Corp.	4.250%	12/6/42	12,470	12,272
5	Teachers Insurance & Annuity Association of
	America	6.850%	12/16/39	20,452	26,471
5	Teachers Insurance & Annuity Association of
	America	4.900%	9/15/44	10,720	11,527
	Travelers Cos. Inc.	6.750%	6/20/36	500	692
	Travelers Cos. Inc.	6.250%	6/15/37	1,355	1,817
	UnitedHealth Group Inc.	3.100%	3/15/26	17,405	17,933
	UnitedHealth Group Inc.	4.625%	7/15/35	11,515	12,900
	UnitedHealth Group Inc.	5.800%	3/15/36	49,846	62,845
	UnitedHealth Group Inc.	6.500%	6/15/37	1,100	1,497
	UnitedHealth Group Inc.	6.625%	11/15/37	800	1,100
	UnitedHealth Group Inc.	6.875%	2/15/38	21,847	30,957
	UnitedHealth Group Inc.	4.375%	3/15/42	25,000	26,456
	UnitedHealth Group Inc.	4.750%	7/15/45	48,245	55,901

Real Estate Investment Trusts (0.1%)
ERP Operating LP	4.500%	6/1/45	680	729
Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,049
Omega Healthcare Investors Inc.	5.250%	1/15/26	4,989	5,077
Omega Healthcare Investors Inc.	4.500%	4/1/27	4,000	3,800
Simon Property Group LP	4.250%	10/1/44	10,750	11,277
				2,815,745
Industrial (43.1%)
Basic Industry (0.8%)
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	16,000	15,908
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	30,820	33,950
CF Industries Inc.	5.375%	3/15/44	5,885	5,771
Monsanto Co.	4.200%	7/15/34	1,000	974
Monsanto Co.	5.875%	4/15/38	1,000	1,139
Monsanto Co.	3.600%	7/15/42	600	509
Monsanto Co.	4.650%	11/15/43	600	585
Monsanto Co.	4.400%	7/15/44	11,895	11,501
Monsanto Co.	3.950%	4/15/45	1,000	892
Monsanto Co.	4.700%	7/15/64	8,230	7,206
PPG Industries Inc.	5.500%	11/15/40	1,225	1,392
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	2,960	3,039
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,240	1,364
Rio Tinto Finance USA plc	4.750%	3/22/42	1,400	1,451
Rio Tinto Finance USA plc	4.125%	8/21/42	39,175	37,794

Capital Goods (3.8%)
3M Co.	5.700%	3/15/37	13,500	17,726
Boeing Co.	6.125%	2/15/33	13,565	17,869
Boeing Co.	7.875%	4/15/43	5,900	9,311
Caterpillar Inc.	6.050%	8/15/36	3,082	3,958
Caterpillar Inc.	3.803%	8/15/42	30,680	30,538
Caterpillar Inc.	4.300%	5/15/44	8,639	9,208
Danaher Corp.	4.375%	9/15/45	2,500	2,786
Deere & Co.	7.125%	3/3/31	13,500	18,729
7 DH Europe Finance SA	2.500%	7/8/25	200	253
Dover Corp.	6.600%	3/15/38	1,375	1,861
Emerson Electric Co.	6.000%	8/15/32	1,071	1,347
General Electric Capital Corp.	6.750%	3/15/32	45,514	63,191
General Electric Capital Corp.	6.150%	8/7/37	7,031	9,537
General Electric Capital Corp.	5.875%	1/14/38	34,584	45,667
General Electric Capital Corp.	6.875%	1/10/39	12,814	18,615
General Electric Co.	4.125%	10/9/42	13,425	14,216
General Electric Co.	4.500%	3/11/44	20,000	22,315
7 Honeywell International Inc.	2.250%	2/22/28	550	662
Lockheed Martin Corp.	3.600%	3/1/35	16,925	17,038
Lockheed Martin Corp.	6.150%	9/1/36	4,102	5,181
Lockheed Martin Corp.	4.850%	9/15/41	27,319	31,761
Lockheed Martin Corp.	4.070%	12/15/42	10,120	10,539
Lockheed Martin Corp.	3.800%	3/1/45	13,625	13,814
Lockheed Martin Corp.	4.700%	5/15/46	2,615	3,003
Raytheon Co.	4.700%	12/15/41	37,524	43,352
Rockwell Collins Inc.	4.800%	12/15/43	20,129	23,097
5 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	2,000	2,195
United Technologies Corp.	7.500%	9/15/29	1,500	2,155
United Technologies Corp.	6.125%	7/15/38	55,575	73,025
United Technologies Corp.	5.700%	4/15/40	22,500	28,557
United Technologies Corp.	4.500%	6/1/42	22,035	24,413

WW Grainger Inc.	4.600%	6/15/45	3,000	3,426

Communication (4.5%)
21st Century Fox America Inc.	7.900%	12/1/95	3,975	5,112
America Movil SAB de CV	6.375%	3/1/35	3,600	4,359
America Movil SAB de CV	6.125%	3/30/40	24,520	29,144
America Movil SAB de CV	4.375%	7/16/42	1,550	1,534
Comcast Corp.	4.250%	1/15/33	11,435	12,315
Comcast Corp.	7.050%	3/15/33	1,000	1,379
Comcast Corp.	4.200%	8/15/34	1,550	1,665
Comcast Corp.	5.650%	6/15/35	41,014	51,507
Comcast Corp.	6.450%	3/15/37	18,000	24,258
Comcast Corp.	6.950%	8/15/37	65,717	93,422
Comcast Corp.	6.400%	5/15/38	10,485	14,033
Comcast Corp.	6.550%	7/1/39	11,765	16,155
Comcast Corp.	6.400%	3/1/40	19,865	27,291
Comcast Corp.	4.650%	7/15/42	7,715	8,658
Comcast Corp.	4.500%	1/15/43	13,610	14,883
Comcast Corp.	4.750%	3/1/44	66,270	76,511
Comcast Corp.	4.600%	8/15/45	40,915	46,267
5 COX Communications Inc.	6.450%	12/1/36	9,000	8,868
5 COX Communications Inc.	8.375%	3/1/39	19,110	22,224
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,000	3,014
Grupo Televisa SAB	5.000%	5/13/45	1,500	1,412
Grupo Televisa SAB	6.125%	1/31/46	3,000	3,253
Historic TW Inc.	6.625%	5/15/29	18,275	22,758
NBCUniversal Media LLC	6.400%	4/30/40	2,850	3,936
NBCUniversal Media LLC	5.950%	4/1/41	18,000	23,431
NBCUniversal Media LLC	4.450%	1/15/43	33,260	36,388
Orange SA	9.000%	3/1/31	12,000	18,739
Orange SA	5.500%	2/6/44	1,000	1,238
Qwest Corp.	6.875%	9/15/33	1,699	1,676
5 SES Global Americas Holdings GP	5.300%	3/25/44	1,000	926
Time Warner Cable Inc.	6.550%	5/1/37	16,975	19,523
Time Warner Inc.	7.625%	4/15/31	9,000	11,808
Verizon Communications Inc.	5.050%	3/15/34	2,000	2,191
Verizon Communications Inc.	5.850%	9/15/35	437	521
Verizon Communications Inc.	6.000%	4/1/41	1,500	1,824
Verizon Communications Inc.	4.522%	9/15/48	19,181	19,446
Verizon Communications Inc.	5.012%	8/21/54	1,100	1,129
Verizon Communications Inc.	4.672%	3/15/55	1,295	1,261
Walt Disney Co.	4.125%	6/1/44	18,715	20,265
Walt Disney Co.	7.550%	7/15/93	15,750	20,210

Consumer Cyclical (7.0%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	500	517
Cummins Inc.	4.875%	10/1/43	1,000	1,113
CVS Health Corp.	4.875%	7/20/35	14,955	16,759
CVS Health Corp.	5.750%	5/15/41	7,110	8,793
CVS Health Corp.	5.125%	7/20/45	35,125	41,082
Daimler Finance North America LLC	8.500%	1/18/31	12,730	20,161
Ford Motor Co.	7.450%	7/16/31	750	993
Home Depot Inc.	5.875%	12/16/36	39,775	52,032
Home Depot Inc.	5.950%	4/1/41	20,470	27,392
Home Depot Inc.	4.200%	4/1/43	6,035	6,556
Home Depot Inc.	4.875%	2/15/44	68,200	80,698
Home Depot Inc.	4.400%	3/15/45	12,900	14,491
Home Depot Inc.	4.250%	4/1/46	20,015	21,954

Lowe's Cos. Inc.	6.500%	3/15/29	20,160	26,861
Lowe's Cos. Inc.	5.500%	10/15/35	600	723
Lowe's Cos. Inc.	5.800%	10/15/36	2,060	2,561
Lowe's Cos. Inc.	6.650%	9/15/37	12,497	17,288
Lowe's Cos. Inc.	5.800%	4/15/40	12,565	16,072
Lowe's Cos. Inc.	4.650%	4/15/42	1,250	1,411
Lowe's Cos. Inc.	5.000%	9/15/43	22,740	27,092
Lowe's Cos. Inc.	4.250%	9/15/44	800	853
Lowe's Cos. Inc.	4.375%	9/15/45	1,000	1,109
Lowe's Cos. Inc.	3.700%	4/15/46	60,330	59,459
McDonald's Corp.	4.700%	12/9/35	2,000	2,197
McDonald's Corp.	6.300%	10/15/37	4,005	5,146
McDonald's Corp.	6.300%	3/1/38	21,940	28,291
McDonald's Corp.	4.875%	12/9/45	1,000	1,128
NIKE Inc.	3.625%	5/1/43	30,604	30,996
NIKE Inc.	3.875%	11/1/45	25,000	26,521
Starbucks Corp.	4.300%	6/15/45	500	560
Target Corp.	7.000%	1/15/38	1,100	1,625
Target Corp.	4.000%	7/1/42	500	528
Target Corp.	3.625%	4/15/46	30,440	30,187
VF Corp.	6.450%	11/1/37	726	954
Visa Inc.	4.150%	12/14/35	27,510	29,905
Visa Inc.	4.300%	12/14/45	43,850	48,299
Wal-Mart Stores Inc.	7.550%	2/15/30	35,800	53,061
Wal-Mart Stores Inc.	5.250%	9/1/35	500	626
Wal-Mart Stores Inc.	6.500%	8/15/37	37,190	52,016
Wal-Mart Stores Inc.	6.200%	4/15/38	83,350	113,695
Wal-Mart Stores Inc.	5.625%	4/1/40	10,890	14,073
Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	23,694
Wal-Mart Stores Inc.	5.000%	10/25/40	16,855	20,391
Wal-Mart Stores Inc.	5.625%	4/15/41	71,682	93,324
Wal-Mart Stores Inc.	4.000%	4/11/43	8,210	8,816
Wal-Mart Stores Inc.	4.300%	4/22/44	1,000	1,126

Consumer Noncyclical (14.5%)
Abbott Laboratories	6.000%	4/1/39	11,105	14,026
Actavis Funding SCS	4.550%	3/15/35	15,000	14,997
Actavis Funding SCS	4.750%	3/15/45	6,755	6,775
Altria Group Inc.	4.500%	5/2/43	4,880	5,348
Altria Group Inc.	5.375%	1/31/44	35,985	44,567
Amgen Inc.	6.375%	6/1/37	4,000	5,064
Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	515
Anheuser-Busch Cos. LLC	6.800%	8/20/32	500	649
Anheuser-Busch Cos. LLC	5.750%	4/1/36	11,460	13,996
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	37,130	39,070
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	101,955	111,175
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	18,093	18,358
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	218,520	247,539
7 Anheuser-Busch InBev SA/NV	3.250%	1/24/33	400	544
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	39,000	60,433
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	9,220	14,181
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	14,844	19,102
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	27,995	27,260
Ascension Health	3.945%	11/15/46	9,855	10,128
6 Ascension Health	4.847%	11/15/53	9,040	10,367
AstraZeneca plc	6.450%	9/15/37	49,200	65,370
AstraZeneca plc	4.375%	11/16/45	20,640	21,970
5 Baxalta Inc.	5.250%	6/23/45	1,000	1,075

Becton Dickinson & Co.	7.000%	8/1/27	800	1,060
Biogen Inc.	5.200%	9/15/45	2,000	2,269
Bristol-Myers Squibb Co.	4.500%	3/1/44	22,500	25,863
5 Cargill Inc.	4.100%	11/1/42	12,800	12,615
5 Cargill Inc.	4.760%	11/23/45	38,584	43,058
6 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	19,400	19,104
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	500	524
City of Hope	5.623%	11/15/43	13,480	16,590
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	4,000	4,285
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,376
Constellation Brands Inc.	4.750%	12/1/25	90	95
Dignity Health California GO	4.500%	11/1/42	19,865	20,328
Dignity Health California GO	5.267%	11/1/64	3,670	3,969
Eli Lilly & Co.	3.700%	3/1/45	25,970	26,903
Estee Lauder Cos. Inc.	4.375%	6/15/45	750	820
Express Scripts Holding Co.	6.125%	11/15/41	2,000	2,257
Gilead Sciences Inc.	4.600%	9/1/35	12,525	13,634
Gilead Sciences Inc.	5.650%	12/1/41	24,915	30,993
Gilead Sciences Inc.	4.800%	4/1/44	26,555	30,006
Gilead Sciences Inc.	4.500%	2/1/45	24,580	26,226
Gilead Sciences Inc.	4.750%	3/1/46	16,655	18,382
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	15,000	17,663
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	39,725	54,817
5 Grupo Bimbo SAB de CV	4.875%	6/27/44	982	934
Johnson & Johnson	3.550%	3/1/36	57,310	60,228
Johnson & Johnson	5.950%	8/15/37	1,462	2,034
Johnson & Johnson	4.500%	12/5/43	5,725	6,811
Johnson & Johnson	3.700%	3/1/46	20,435	21,614
Kaiser Foundation Hospitals	4.875%	4/1/42	28,625	32,288
Kimberly-Clark Corp.	6.625%	8/1/37	7,300	10,421
Kraft Foods Group Inc.	6.875%	1/26/39	1,300	1,705
6 Mayo Clinic	3.774%	11/15/43	13,095	12,973
Mead Johnson Nutrition Co.	4.600%	6/1/44	3,000	3,004
Medtronic Inc.	4.375%	3/15/35	42,113	46,608
Medtronic Inc.	6.500%	3/15/39	21,200	28,090
Medtronic Inc.	5.550%	3/15/40	1,900	2,303
Medtronic Inc.	4.500%	3/15/42	9,000	9,935
Medtronic Inc.	4.625%	3/15/44	2,000	2,271
Medtronic Inc.	4.625%	3/15/45	84,090	96,330
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	4,675	4,896
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	24,775	28,810
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	10,540	10,647
Merck & Co. Inc.	3.600%	9/15/42	9,067	9,174
Merck & Co. Inc.	4.150%	5/18/43	6,880	7,567
Merck & Co. Inc.	3.700%	2/10/45	44,720	45,751
New York & Presbyterian Hospital	4.024%	8/1/45	19,585	19,696
Newell Brands Inc.	5.375%	4/1/36	750	820
Newell Brands Inc.	5.500%	4/1/46	2,000	2,224
North Shore-Long Island Jewish Health Care
Inc. Revenue	4.800%	11/1/42	8,265	8,659
North Shore-Long Island Jewish Health Care
Inc. Revenue	6.150%	11/1/43	20,550	26,762
Novant Health Inc.	4.371%	11/1/43	552	553
Novartis Capital Corp.	3.700%	9/21/42	3,000	3,098
Novartis Capital Corp.	4.400%	5/6/44	29,840	34,546
NYU Hospitals Center	4.784%	7/1/44	2,000	2,153

PepsiCo Inc.	5.500%	1/15/40	28,145	35,264
PepsiCo Inc.	4.875%	11/1/40	10,375	12,032
PepsiCo Inc.	4.000%	3/5/42	17,872	18,574
PepsiCo Inc.	3.600%	8/13/42	1,000	991
PepsiCo Inc.	4.450%	4/14/46	2,000	2,231
Pfizer Inc.	7.200%	3/15/39	36,212	53,744
Pfizer Inc.	4.300%	6/15/43	7,780	8,573
Pharmacia Corp.	6.750%	12/15/27	2,200	2,921
Philip Morris International Inc.	6.375%	5/16/38	32,015	43,362
Philip Morris International Inc.	4.125%	3/4/43	10,000	10,456
Philip Morris International Inc.	4.875%	11/15/43	23,455	27,334
Philip Morris International Inc.	4.250%	11/10/44	35,525	37,966
Procter & Gamble Co.	5.500%	2/1/34	13,500	17,377
Procter & Gamble Co.	5.550%	3/5/37	10,800	14,341
Reynolds American Inc.	7.000%	8/4/41	5,119	6,127
5 Roche Holdings Inc.	4.000%	11/28/44	29,605	32,147
5 SABMiller Holdings Inc.	4.950%	1/15/42	4,825	5,514
5 SC Johnson & Son Inc.	4.000%	5/15/43	21,645	21,360
5 SC Johnson & Son Inc.	4.750%	10/15/46	7,695	8,734
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	1,000	1,130
St. Jude Medical Inc.	4.750%	4/15/43	25,090	26,546
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,466	2,933
6 Texas Health Resources	4.330%	11/15/55	1,000	1,021
The Pepsi Bottling Group Inc.	7.000%	3/1/29	1,700	2,369
Tyson Foods Inc.	4.875%	8/15/34	2,000	2,195
Tyson Foods Inc.	5.150%	8/15/44	500	574
Wyeth LLC	6.500%	2/1/34	1,310	1,749
Wyeth LLC	6.000%	2/15/36	847	1,073
Wyeth LLC	5.950%	4/1/37	67,685	87,614

Energy (4.2%)
Anadarko Petroleum Corp.	5.550%	3/15/26	5,440	5,830
Anadarko Petroleum Corp.	6.600%	3/15/46	12,215	13,897
Apache Corp.	4.750%	4/15/43	11,000	10,753
Baker Hughes Inc.	5.125%	9/15/40	13,705	14,079
Burlington Resources Finance Co.	7.400%	12/1/31	23,500	27,278
ConocoPhillips	7.000%	3/30/29	10,850	12,639
ConocoPhillips	5.900%	10/15/32	1,400	1,589
ConocoPhillips	6.500%	2/1/39	48,456	60,081
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,500	1,700
ConocoPhillips Co.	4.950%	3/15/26	2,100	2,320
ConocoPhillips Co.	4.300%	11/15/44	3,420	3,316
ConocoPhillips Co.	5.950%	3/15/46	24,460	29,514
Devon Energy Corp.	5.600%	7/15/41	1,500	1,323
Dominion Gas Holdings LLC	4.800%	11/1/43	1,575	1,641
Energy Transfer Partners LP	6.050%	6/1/41	1,500	1,355
Energy Transfer Partners LP	5.150%	3/15/45	16,895	14,522
6 Enterprise Products Operating LLC	8.375%	8/1/66	1,835	1,523
EOG Resources Inc.	3.900%	4/1/35	500	474
EOG Resources Inc.	5.100%	1/15/36	1,985	2,155
Exxon Mobil Corp.	3.567%	3/6/45	12,625	12,348
Exxon Mobil Corp.	4.114%	3/1/46	22,270	23,755
Halliburton Co.	4.850%	11/15/35	30,815	31,556
Halliburton Co.	6.700%	9/15/38	500	598
Halliburton Co.	7.450%	9/15/39	500	655
Halliburton Co.	4.750%	8/1/43	2,450	2,398
Halliburton Co.	5.000%	11/15/45	33,515	34,295
Occidental Petroleum Corp.	3.400%	4/15/26	1,300	1,345

Occidental Petroleum Corp.	4.625%	6/15/45	1,750	1,924
Occidental Petroleum Corp.	4.400%	4/15/46	12,720	13,532
Petro-Canada	6.800%	5/15/38	15,483	18,546
Phillips 66 Partners LP	3.605%	2/15/25	80	76
Shell International Finance BV	4.125%	5/11/35	31,380	33,273
Shell International Finance BV	6.375%	12/15/38	43,260	56,373
Shell International Finance BV	5.500%	3/25/40	21,455	25,740
Shell International Finance BV	4.550%	8/12/43	15,590	16,785
Shell International Finance BV	4.375%	5/11/45	42,055	44,966
Tosco Corp.	7.800%	1/1/27	1,500	1,854
Tosco Corp.	8.125%	2/15/30	20,000	25,076
TransCanada PipeLines Ltd.	4.875%	1/15/26	11,570	12,555
TransCanada PipeLines Ltd.	4.625%	3/1/34	5,000	5,131
TransCanada PipeLines Ltd.	6.200%	10/15/37	5,630	6,407
TransCanada PipeLines Ltd.	7.625%	1/15/39	37,230	47,982
TransCanada PipeLines Ltd.	6.100%	6/1/40	900	1,050

Other Industrial (0.6%)
7 Fluor Corp.	1.750%	3/21/23	900	1,055
7 Hutchison Whampoa Europe Finance 12 Ltd.	3.625%	6/6/22	329	431
6 Massachusetts Institute of Technology GO	3.959%	7/1/38	25,200	27,349
Massachusetts Institute of Technology GO	5.600%	7/1/11	1,100	1,439
6 Northwestern University Illinois GO	4.643%	12/1/44	25,315	30,603
6 Northwestern University Illinois GO	3.868%	12/1/48	21,605	22,724
5 President & Fellows of Harvard College
Massachusetts GO	6.500%	1/15/39	3,865	5,615
Trustees of Dartmouth College	3.474%	6/1/46	5,360	5,343

Technology (5.6%)
Analog Devices Inc.	5.300%	12/15/45	500	581
Apple Inc.	4.500%	2/23/36	12,705	13,858
Apple Inc.	3.850%	5/4/43	34,955	33,809
Apple Inc.	4.450%	5/6/44	1,250	1,360
Apple Inc.	3.450%	2/9/45	40,860	37,557
Apple Inc.	4.375%	5/13/45	39,930	42,127
Apple Inc.	4.650%	2/23/46	56,280	61,874
Applied Materials Inc.	5.100%	10/1/35	100	109
Applied Materials Inc.	5.850%	6/15/41	1,150	1,380
Cisco Systems Inc.	5.900%	2/15/39	36,425	48,007
Cisco Systems Inc.	5.500%	1/15/40	30,865	39,233
Intel Corp.	4.800%	10/1/41	23,180	26,237
Intel Corp.	4.250%	12/15/42	2,000	2,122
Intel Corp.	4.900%	7/29/45	35,645	40,734
International Business Machines Corp.	4.000%	6/20/42	13,900	14,356
International Business Machines Corp.	4.700%	2/19/46	10,000	11,191
Microsoft Corp.	3.500%	2/12/35	32,435	32,474
Microsoft Corp.	4.500%	10/1/40	1,900	2,104
Microsoft Corp.	5.300%	2/8/41	1,500	1,870
Microsoft Corp.	3.500%	11/15/42	1,750	1,705
Microsoft Corp.	3.750%	5/1/43	10,000	10,101
Microsoft Corp.	4.875%	12/15/43	500	585
Microsoft Corp.	3.750%	2/12/45	71,860	71,721
Microsoft Corp.	4.450%	11/3/45	64,300	71,542
Microsoft Corp.	4.000%	2/12/55	10,075	10,053
Microsoft Corp.	4.750%	11/3/55	50,365	57,712
Oracle Corp.	4.300%	7/8/34	3,500	3,737
Oracle Corp.	3.900%	5/15/35	5,500	5,626
Oracle Corp.	6.500%	4/15/38	35,400	48,052

Oracle Corp.	6.125%	7/8/39	12,129	15,975
Oracle Corp.	5.375%	7/15/40	43,160	52,145
Oracle Corp.	4.125%	5/15/45	17,500	18,178
Oracle Corp.	4.375%	5/15/55	25,000	25,588
QUALCOMM Inc.	4.650%	5/20/35	26,310	27,742
QUALCOMM Inc.	4.800%	5/20/45	500	504
Tyco Electronics Group SA	7.125%	10/1/37	525	678
Verisk Analytics Inc.	5.500%	6/15/45	2,000	1,940

Transportation (2.1%)
Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	19,023
Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,000	7,026
Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,266	2,623
Burlington Northern Santa Fe LLC	4.400%	3/15/42	17,940	19,390
Burlington Northern Santa Fe LLC	4.375%	9/1/42	31,150	33,565
Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	12,218
Burlington Northern Santa Fe LLC	4.900%	4/1/44	26,560	30,947
Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	47,931
Burlington Northern Santa Fe LLC	4.150%	4/1/45	8,550	9,024
Burlington Northern Santa Fe LLC	4.700%	9/1/45	3,750	4,292
5 ERAC USA Finance LLC	7.000%	10/15/37	3,650	4,712
FedEx Corp.	3.900%	2/1/35	9,070	8,821
FedEx Corp.	4.550%	4/1/46	18,245	19,420
7 Heathrow Funding Ltd.	1.500%	2/11/30	900	972
Union Pacific Corp.	3.375%	2/1/35	750	730
Union Pacific Corp.	4.750%	9/15/41	2,000	2,275
Union Pacific Corp.	4.750%	12/15/43	19,010	21,758
Union Pacific Corp.	4.821%	2/1/44	11,250	12,994
Union Pacific Corp.	4.150%	1/15/45	1,375	1,444
Union Pacific Corp.	4.050%	3/1/46	10,045	10,507
Union Pacific Corp.	4.375%	11/15/65	22,290	22,582
United Parcel Service Inc.	6.200%	1/15/38	8,700	11,939
United Parcel Service Inc.	4.875%	11/15/40	2,700	3,233
United Parcel Service Inc.	3.625%	10/1/42	6,790	6,899
				6,422,646
Utilities (13.0%)
Electric (13.0%)
Alabama Power Co.	6.000%	3/1/39	4,875	6,205
Alabama Power Co.	5.500%	3/15/41	26,943	32,976
Alabama Power Co.	5.200%	6/1/41	15,000	17,937
Alabama Power Co.	3.750%	3/1/45	22,325	21,896
Appalachian Power Co.	6.700%	8/15/37	37,500	47,158
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,230	1,632
Berkshire Hathaway Energy Co.	6.125%	4/1/36	16,300	21,233
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,000	3,762
Berkshire Hathaway Energy Co.	5.150%	11/15/43	12,000	14,288
Berkshire Hathaway Energy Co.	4.500%	2/1/45	24,175	26,797
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	14,775	14,306
Commonwealth Edison Co.	5.900%	3/15/36	2,120	2,723
Commonwealth Edison Co.	3.800%	10/1/42	20,805	20,975
Commonwealth Edison Co.	4.600%	8/15/43	12,560	14,117
Commonwealth Edison Co.	4.700%	1/15/44	15,955	18,732
Commonwealth Edison Co.	3.700%	3/1/45	15,990	16,015
Connecticut Light & Power Co.	6.350%	6/1/36	14,500	19,362
Connecticut Light & Power Co.	4.300%	4/15/44	940	1,014
Connecticut Light & Power Co.	4.150%	6/1/45	8,445	8,900
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	730	821

Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,565
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	12,127	15,339
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	17,933
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	7,050	8,543
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,995	10,127
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	9,565	10,060
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	10,935	11,133
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	48,300	54,104
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	6,335	7,033
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	8,365	9,369
Consumers Energy Co.	4.100%	11/15/45	1,500	1,618
Delmarva Power & Light Co.	4.000%	6/1/42	1,000	1,024
Dominion Resources Inc./VA	4.700%	12/1/44	18,505	19,713
Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	10,803
Duke Energy Carolinas LLC	6.100%	6/1/37	50,900	65,249
Duke Energy Carolinas LLC	5.300%	2/15/40	4,900	6,177
Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	17,635
Duke Energy Carolinas LLC	4.000%	9/30/42	41,242	42,883
Duke Energy Carolinas LLC	3.875%	3/15/46	5,645	5,863
Duke Energy Florida LLC	5.650%	4/1/40	11,860	15,372
Duke Energy Indiana LLC	6.120%	10/15/35	2,723	3,472
Duke Energy Indiana LLC	6.350%	8/15/38	500	679
Duke Energy Indiana LLC	6.450%	4/1/39	9,100	12,355
Duke Energy Indiana LLC	4.200%	3/15/42	12,700	13,400
Duke Energy Indiana LLC	4.900%	7/15/43	28,610	33,005
Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,407
Duke Energy Progress LLC	4.100%	3/15/43	15,000	16,013
Duke Energy Progress LLC	4.200%	8/15/45	17,560	19,085
5 Enel Finance International NV	6.000%	10/7/39	1,000	1,201
Entergy Louisiana LLC	4.950%	1/15/45	1,105	1,134
Florida Power & Light Co.	5.960%	4/1/39	16,100	21,594
Florida Power & Light Co.	5.690%	3/1/40	700	911
Florida Power & Light Co.	5.250%	2/1/41	21,662	26,987
Florida Power & Light Co.	4.125%	2/1/42	9,000	9,851
Florida Power & Light Co.	3.800%	12/15/42	26,975	27,748
Florida Power & Light Co.	4.050%	10/1/44	10,825	11,787
Georgia Power Co.	5.950%	2/1/39	29,827	37,674
Georgia Power Co.	5.400%	6/1/40	10,100	11,991
Georgia Power Co.	4.750%	9/1/40	21,685	24,016
Georgia Power Co.	4.300%	3/15/42	9,982	10,712
Georgia Power Co.	4.300%	3/15/43	1,818	1,926
6 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	22,435	25,042
Kentucky Utilities Co.	5.125%	11/1/40	1,000	1,215
Kentucky Utilities Co.	4.650%	11/15/43	1,000	1,140
MidAmerican Energy Co.	5.800%	10/15/36	500	640
MidAmerican Energy Co.	4.800%	9/15/43	28,300	33,459
MidAmerican Energy Co.	4.250%	5/1/46	3,895	4,311
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,000	2,961
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	35,001	36,339
Nevada Power Co.	6.650%	4/1/36	5,830	7,916
Nevada Power Co.	5.375%	9/15/40	18,230	22,073
Nevada Power Co.	5.450%	5/15/41	25,120	31,210
Northern States Power Co.	6.200%	7/1/37	27,900	38,017
Northern States Power Co.	5.350%	11/1/39	800	991
NSTAR Electric Co.	4.400%	3/1/44	800	873
Oglethorpe Power Corp.	5.375%	11/1/40	2,000	2,290

Oklahoma Gas & Electric Co.	4.550%	3/15/44	500	554
Pacific Gas & Electric Co.	6.050%	3/1/34	44,041	58,068
Pacific Gas & Electric Co.	5.800%	3/1/37	2,900	3,666
Pacific Gas & Electric Co.	6.350%	2/15/38	8,192	10,857
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	47,205
Pacific Gas & Electric Co.	5.400%	1/15/40	19,495	24,056
Pacific Gas & Electric Co.	4.500%	12/15/41	700	778
Pacific Gas & Electric Co.	5.125%	11/15/43	1,700	2,053
Pacific Gas & Electric Co.	4.750%	2/15/44	25,260	29,065
PacifiCorp	5.250%	6/15/35	1,301	1,548
PacifiCorp	6.100%	8/1/36	15,000	19,487
PacifiCorp	6.250%	10/15/37	7,815	10,303
PacifiCorp	6.350%	7/15/38	20,000	26,832
PacifiCorp	6.000%	1/15/39	32,446	42,174
PacifiCorp	4.100%	2/1/42	22,570	23,940
Peco Energy Co.	4.800%	10/15/43	15,530	18,277
Potomac Electric Power Co.	6.500%	11/15/37	1,225	1,664
Potomac Electric Power Co.	7.900%	12/15/38	150	230
Potomac Electric Power Co.	4.150%	3/15/43	2,000	2,127
PPL Electric Utilities Corp.	6.250%	5/15/39	10,975	14,951
PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,532
Public Service Co. of Colorado	3.600%	9/15/42	15,055	14,825
Public Service Electric & Gas Co.	3.650%	9/1/42	22,483	22,031
Public Service Electric & Gas Co.	4.000%	6/1/44	700	741
Puget Sound Energy Inc.	6.724%	6/15/36	1,000	1,388
Puget Sound Energy Inc.	6.274%	3/15/37	500	669
Puget Sound Energy Inc.	5.757%	10/1/39	1,100	1,400
Puget Sound Energy Inc.	5.795%	3/15/40	18,130	23,331
Puget Sound Energy Inc.	5.764%	7/15/40	500	644
Puget Sound Energy Inc.	4.300%	5/20/45	400	438
South Carolina Electric & Gas Co.	6.625%	2/1/32	34,000	44,344
South Carolina Electric & Gas Co.	6.050%	1/15/38	10,600	13,460
South Carolina Electric & Gas Co.	5.450%	2/1/41	300	352
South Carolina Electric & Gas Co.	4.350%	2/1/42	32,687	34,186
South Carolina Electric & Gas Co.	4.600%	6/15/43	300	320
South Carolina Electric & Gas Co.	4.500%	6/1/64	19,430	19,579
Southern California Edison Co.	6.000%	1/15/34	19,095	24,962
Southern California Edison Co.	5.950%	2/1/38	16,100	20,961
Southern California Edison Co.	6.050%	3/15/39	845	1,129
Southern California Edison Co.	4.500%	9/1/40	12,000	13,487
Southern California Edison Co.	3.900%	12/1/41	500	521
Southern California Edison Co.	4.050%	3/15/42	800	842
Southern California Edison Co.	3.900%	3/15/43	18,480	19,426
Southern California Edison Co.	4.650%	10/1/43	28,150	32,887
Southwestern Public Service Co.	4.500%	8/15/41	24,055	26,770
Tampa Electric Co.	6.150%	5/15/37	32,050	41,458
Tampa Electric Co.	4.100%	6/15/42	1,010	1,028
Union Electric Co.	3.900%	9/15/42	500	518
Virginia Electric & Power Co.	6.000%	5/15/37	57,330	73,427
Virginia Electric & Power Co.	6.350%	11/30/37	2,000	2,692
Westar Energy Inc.	4.125%	3/1/42	1,175	1,237
Westar Energy Inc.	4.625%	9/1/43	1,300	1,476
Wisconsin Electric Power Co.	5.625%	5/15/33	550	662

Natural Gas (0.0%)
Atmos Energy Corp.	4.150%	1/15/43	1,500	1,551
Atmos Energy Corp.	4.125%	10/15/44	1,000	1,028

Southern California Gas Co.	5.125%	11/15/40	2,922	3,510

Other Utility (0.0%)
American Water Capital Corp.	6.593%	10/15/37	1,000	1,360
				1,937,824
Total Corporate Bonds (Cost $9,881,211)				11,176,215
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
5 CDP Financial Inc.	5.600%	11/25/39	15,000	19,038
5 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	700	852
Ecopetrol SA	5.875%	5/28/45	605	495
5 Electricite de France SA	6.950%	1/26/39	1,800	2,343
5 Electricite de France SA	4.875%	1/22/44	3,370	3,563
5 Electricite de France SA	4.950%	10/13/45	41,390	44,760
5 Electricite de France SA	6.000%	1/22/14	2,280	2,358
Federative Republic of Brazil	5.625%	1/7/41	300	264
Nexen Energy ULC	6.400%	5/15/37	1,800	2,099
5 OCP SA	5.625%	4/25/24	275	289
6 Oriental Republic of Uruguay	5.100%	6/18/50	1,025	962
Pertamina Persero PT	6.000%	5/3/42	650	626
5 Pertamina Persero PT	6.450%	5/30/44	300	307
Petrobras International Finance Co. SA	6.875%	1/20/40	777	609
Petroleos Mexicanos	5.500%	1/21/21	3,180	3,335
5 Petroleos Mexicanos	6.375%	2/4/21	575	621
Petroleos Mexicanos	5.625%	1/23/46	1,932	1,717
Province of Ontario	2.500%	4/27/26	500	497
Quebec	7.500%	9/15/29	11,025	16,228
Republic of Colombia	6.125%	1/18/41	825	894
6 Republic of Colombia	5.000%	6/15/45	500	479
Republic of Indonesia	4.125%	1/15/25	765	782
5 Republic of Indonesia	6.750%	1/15/44	950	1,155
Republic of Kazakhstan	4.875%	10/14/44	200	182
Republic of Kazakhstan	6.500%	7/21/45	400	439
Republic of Peru	5.625%	11/18/50	250	292
Republic of Poland	5.125%	4/21/21	3,200	3,584
Republic of Poland	3.250%	4/6/26	3,170	3,162
7 Republic of Romania	2.750%	10/29/25	500	588
Republic of Turkey	5.625%	3/30/21	1,100	1,192
Republic of Turkey	4.875%	4/16/43	1,850	1,736
5 Sinopec Group Overseas Development 2016
Ltd.	3.500%	5/3/26	20,050	19,973
State of Israel	2.875%	3/16/26	155	156
State of Israel	4.500%	1/30/43	4,300	4,643
Statoil ASA	5.100%	8/17/40	16,835	19,633
Statoil ASA	4.250%	11/23/41	10,630	10,982
Statoil ASA	3.950%	5/15/43	38,995	38,414
Statoil ASA	4.800%	11/8/43	18,740	21,089
5 Temasek Financial I Ltd.	3.375%	7/23/42	2,900	2,887
United Mexican States	4.000%	10/2/23	600	632
United Mexican States	4.750%	3/8/44	475	484
United Mexican States	5.750%	10/12/10	300	311
Total Sovereign Bonds (Cost $222,169)				234,652
Taxable Municipal Bonds (13.8%)
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,043
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.620%	5/1/22	1,930	2,037

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	53,500	66,181
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	12,420	15,979
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	44,640	62,109
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	25,730	37,505
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	13,775	20,566
California GO	7.500%	4/1/34	16,555	24,743
California GO	7.550%	4/1/39	55,350	85,800
California GO	7.300%	10/1/39	105,545	156,244
California GO	7.350%	11/1/39	3,645	5,422
California GO	7.625%	3/1/40	30,135	46,584
California GO	7.600%	11/1/40	69,320	109,412
California Public Works Board Lease Revenue
(Various Capital Projects)	8.361%	10/1/34	1,200	1,798
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	15,710	21,038
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,680	5,660
Chicago Transit Authority	6.899%	12/1/40	980	1,185
9 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	19,975	22,552
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	278
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	755	953
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	2,000	2,190
Duke University North Carolina Revenue	5.850%	4/1/37	30,450	40,775
George Washington University District of
Columbia GO	4.300%	9/15/44	3,000	3,069
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	42,080	53,493
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	1,500	1,894
Houston TX GO	6.290%	3/1/32	23,110	28,845
2 Illinois GO	5.100%	6/1/33	30,615	29,576
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	19,300	25,378
Kansas Development Finance Authority
Revenue	4.727%	4/15/37	2,500	2,653
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	26,000	28,054
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	400	518
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	1,200	1,535
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	31,480	45,831
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,900	2,813
Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	24,282
Los Angeles CA Unified School District GO	5.750%	7/1/34	10,815	13,718
Los Angeles CA Unified School District GO	6.758%	7/1/34	61,235	84,961
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	15,100	19,361
Mississippi GO	5.539%	10/1/29	1,500	1,885

10	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	30,772	37,601
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	52,934	80,438
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	62,755	92,483
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	17,033
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	18,210	24,987
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	9,679
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.282%	6/15/42	7,225	8,290
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	32,580	44,636
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	2,875	3,636
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	66,105	102,504
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,950	7,951
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	7,325	8,873
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	19,595	24,973
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	2,000	2,566
	New York State GO	5.590%	3/1/35	1,000	1,226
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	26,971	39,616
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	12,300	14,814
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	20,231	21,701
	Oregon GO	5.892%	6/1/27	14,590	18,138
11	Oregon School Boards Association GO	4.759%	6/30/28	10,000	11,335
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	20,335	25,933
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	15,250	19,416
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	21,245	27,049
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	2,000	2,395
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	9,260	9,976
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	25,005	29,563
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	31,390	34,232
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	10,450	14,137
	San Antonio TX Electric & Gas Systems
	Revenue	4.427%	2/1/42	13,370	15,338
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	1,400	2,050
	Texas Transportation Commission Revenue	5.178%	4/1/30	3,690	4,485
	University of California	3.931%	5/15/45	17,840	18,417

University of California Regents General
Revenue	4.601%	5/15/31	11,165	12,574
University of California Regents Medical
Center Revenue	6.548%	5/15/48	25,770	35,337
University of California Regents Medical
Center Revenue	6.583%	5/15/49	8,695	11,937
University of California Revenue	5.770%	5/15/43	5,155	6,714
University of California Revenue	4.765%	5/15/44	9,290	9,665
University of California Revenue	4.858%	5/15/12	31,025	32,533
University of California Revenue	4.767%	5/15/15	14,875	15,021
University of North Carolina at Chapel Hill	3.327%	12/1/36	9,715	9,906
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	11,500	14,626
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	8,915	10,829
Washington GO	5.481%	8/1/39	900	1,174
Washington University Revenue	4.072%	10/15/44	1,000	1,100
9 Wisconsin GO	5.700%	5/1/26	23,025	27,575
Total Taxable Municipal Bonds (Cost $1,689,044)				2,062,382
Preferred Bonds (0.0%)
General Electric Co. (Cost $1,095)	5.000%	1/21/21	1,184	1,233

			Shares
Temporary Cash Investments (4.5%)
Money Market Fund (2.3%)
10 Vanguard Market Liquidity Fund
	0.495%		335,924,946	335,925

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (2.2%)
Bank of America Securities, LLC
(Dated 4/29/16, Repurchase Value
$74,202,000, collateralized by Government
National Mortgage Assn. 4.000%, 9/20/45,
with a value of $75,684,000)	0.300%	5/2/16	74,200	74,200
Bank of Montreal
(Dated 4/29/16, Repurchase Value
$16,000,000, collateralized by Federal
National Mortgage Assn. 2.356%-4.000%,
3/1/19-4/1/45, and Federal Home Loan
Mortgage Corp. 3.500%, 10/1/26, with a
value of $16,320,000)	0.290%	5/2/16	16,000	16,000
Barclays Capital Inc.
(Dated 4/29/16, Repurchase Value
$30,201,000, collateralized by U.S.
Treasury Note/Bond 0.500%-3.125%,
2/28/17-11/15/24, with a value of
$30,804,000)	0.280%	5/2/16	30,200	30,200
Citigroup Global Markets Inc.
(Dated 4/29/16, Repurchase Value
$25,501,000, collateralized by U.S.
Treasury Note/Bond 0.6250%-0.750%,
1/31/18-4/30/18, with a value of
$26,010,000)	0.280%	5/2/16	25,500	25,500

RBC Capital Markets LLC
(Dated 4/29/16, Repurchase Value
$46,801,000, collateralized by Federal
National Mortgage Assn. 2.097%-4.867%,
3/1/20-5/1/46, Federal Home Loan
Mortgage Corp. 2.194%-4.000%, 8/1/30-
5/1/45, and Government National Mortgage
Assn. 3.000%-4.000%, 7/20/44-11/20/45,
with a value of $47,736,000)	0.290%	5/2/16	46,800	46,800
Wells Fargo & Co.
(Dated 4/29/16, Repurchase Value
$142,304,000, collateralized by Federal
Home Loan Mortgage Corp. 2.500%-
3.500%, 8/1/30-3/1/42, with a value of
$145,146,000)	0.310%	5/2/16	142,300	142,300
				335,000
Total Temporary Cash Investments (Cost $670,925)				670,925

		Expiration Date	Contracts
Options on Futures Purchased (0.0%)
Put Options on 10-year U.S. Treasury Note Futures Contracts,
Strike Price $127.50 (Cost $10)		5/20/16	64	2

			Notional
			Amount
Counterparty			($000)
Credit Default Swaptions (0.0%)
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 95%	JPMC	7/20/16	7,725	16
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 85%	JPMC	6/15/16	7,330	14
Total Credit Default Swaptions Purchased (Cost $43)				30
Total Investments (99.1%) (Cost $13,042,646)				14,766,140

		Expiration Date	Contracts
Liabilities for Options Written (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.5		5/20/16	43	(17)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.5		5/20/16	22	(3)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.5		5/20/16	43	(5)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.5		5/20/16	22	(8)
Total Options on Futures Written (Premiums received $52)				(33)

			Notional
			Amount
	Counterparty		($000)
Written Swaptions on Credit Default Index (0.0%)
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 120%	JPMC	7/20/16	7,725	(6)
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 110%	JPMC	6/15/16	7,330	(3)
Total Credit Default Swaptions Written (Premium received $17)				(9)
Total Liabilities on Options Written (0.0%) (Premiums received $59)				(42)

				Amount
				($000)
Other Assets and Liabilities-Net (0.9%)13				127,480
Net Assets (100%)				14,893,578

1 Securities with a value of $41,066,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $9,995,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $193,000 have been segregated as collateral for open over-the-counter swap contracts.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $896,965,000, representing 6.0% of net assets.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Face amount denominated in euro.
8 Face amount denominated in British pounds.
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13 Cash of $6,521,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
JPMC—JP Morgan Chase Bank NA.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Vanguard Long-Term Investment-Grade Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	620,701	—
Corporate Bonds	—	11,176,215
Preferred Bonds	—	1,233	—
Sovereign Bonds	—	234,652	—
Taxable Municipal Bonds	—	2,062,382	—
Temporary Cash Investments	335,925	335,000	—
Futures Contracts—Assets[1]	2,070	—	—
Futures Contracts—Liabilities[1]	(157)	—	—
Forward Currency Contracts—Assets	—	82	—
Forward Currency Contracts—Liabilities	—	(187)	—
Swap Contracts—Assets	39[1]	10,996	—
Swap Contracts—Liabilities	(1,021)[1]	(235)	—
Options Purchased	32	—	—
Liability for Options Written	(42)	—	—
Total	336,846	14,440,839	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Long-Term Investment-Grade Fund

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	June 2016	1,037	177,683	(1,411)
Ultra 10-Year U.S. Treasury Note	June 2016	5	703	6
10-Year U.S. Treasury Note	June 2016	2,242	291,600	974
30-Year U.S. Treasury Bond	June 2016	1,616	263,913	334
5-Year U.S. Treasury Note	June 2016	86	10,399	30
2-Year U.S. Treasury Note	June 2016	114	24,923	36
Euro-Buxl	June 2016	(9)	(1,471)	26
Euro-Bund	June 2016	(18)	(2,914)	15
Euro-Bobl	June 2016	(2)	(262)	—
Euro-Eschatz	June 2016	(318)	(35,541)	79
Long Gilt	June 2016	(1)	(120)	2
				91

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting

Vanguard Long-Term Investment-Grade Fund

arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Deutsche Bank AG	5/4/16	EUR	5,004	USD	5,659	70
JPMorgan Chase Bank, N.A.	5/4/16	EUR	363	USD	410	7
JPMorgan Chase Bank, N.A.	5/4/16	GBP	201	USD	294	—
BNP Paribas	5/4/16	EUR	251	USD	284	4
Morgan Stanley Capital Services LLC	5/4/16	EUR	161	USD	182	1
Citibank, N.A.	5/4/16	EUR	18	USD	21	—
BNP Paribas	5/4/16	USD	6,418	EUR	5,697	(106)
Deutsche Bank AG	6/2/16	USD	5,664	EUR	5,004	(71)
Morgan Stanley Capital Services LLC	6/2/16	USD	394	EUR	347	(4)
JPMorgan Chase Bank, N.A.	6/2/16	USD	294	GBP	201	—
Morgan Stanley Capital Services LLC	5/4/16	USD	289	GBP	201	(5)
Morgan Stanley Capital Services LLC	5/4/16	USD	64	EUR	56	—
JPMorgan Chase Bank, N.A.	6/2/16	USD	49	EUR	43	(1)
Deutsche Bank AG	5/4/16	USD	44	EUR	39	—
Barclays Capital	6/2/16	USD	20	EUR	18	—
JPMorgan Chase Bank, N.A.	5/4/16	USD	6	EUR	5	—
						(105)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

Vanguard Long-Term Investment-Grade Fund

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard Long-Term Investment-Grade Fund

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At April 30, 2016, the fund had the following open swap contracts:

Centrally Cleared Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Purchased
CDX-HY-26-V1	6/20/21	ICE	6,455	197	(5.000)	9

Credit Protection Sold
CDX-NA-IG-S26-V1	6/20/21	ICE	142,000	(1,703)	1.000	(135)
CDX-NA-IG-S26-V1	6/20/21	CME	1,938,000	(18,445)	1.000	3,032
Total			2,080,000			2,897
						2,906
CME--Chicago Mercantile Exchange.
ICE--Intercontinental Exchange.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating
CDX-NA-IG-S14-V1/Baa3	6/20/20	BOANA	100,000	81	1.000	1,272
CDX-NA-IG-S16-V1/Baa3	6/20/21	GSI	200,000	2,403	1.000	3,491
CDX-NA-IG-S19-V1/Baa3	12/20/22	BOANA	25,000	583	1.000	483
CDX-NA-IG-S19-V1/Baa3	12/20/22	BOANA	300,000	6,826	1.000	5,620
Federation of Malaysia/A3	6/20/21	BNPSW	6,700	194	1.000	(21)
Federation of Malaysia/A3	6/20/21	DBAG	350	12	1.000	—

Vanguard Long-Term Investment-Grade Fund

People's Republic of China/Aa3	9/20/20	BNPSW	7,000	42	1.000	3
People's Republic of China/Aa3	9/20/20	GSCM	8,000	(30)	1.000	(74)
People's Republic of China/Aa3	12/20/20	GSCM	1,667	27	1.000	14
People's Republic of China/Aa3	12/20/20	GSCM	2,400	47	1.000	27
Republic of Chile/Aa3	6/20/21	BNPSW	10,950	32	1.000	32
Republic of Chile/Aa3	6/20/21	BNPSW	2,950	(9)	1.000	(9)
Republic of Indonesia/Baa3	6/20/21	BNPSW	600	30	1.000	4
Republic of Indonesia/Baa3	6/20/21	DBAG	1,500	78	1.000	12
Republic of Peru/A3	6/20/21	BNPSW	1,000	29	1.000	3
Republic of Peru/A3	6/20/21	GSCM	1,225	38	1.000	6
Republic of Turkey/Baa3	12/20/16	BNPSW	2,000	2	1.000	9
Russian Federation/Ba1	6/20/17	GSCM	200	6	1.000	7
Russian Federation/Ba1	6/20/17	GSCM	400	11	1.000	13
United Mexican States/A2	6/20/21	BARC	1,500	45	1.000	—
United Mexican States/A3	6/20/21	BOANA	1,700	49	1.000	(2)
			675,142			10,890
Credit Protection Purchased
Federative Republic of Brazil	12/20/20	BARC	300	(35)	(1.000)	(9)
Federative Republic of Brazil	12/20/20	GSCM	698	(97)	(1.000)	(37)
Federative Republic of Brazil	6/20/21	DBAG	1,400	(171)	(1.000)	(25)
Federative Republic of Brazil	12/20/25	GSCM	315	(80)	(1.000)	(15)
Federative Republic of Brazil	12/20/20	BOANA	315	(85)	(1.000)	(21)
Republic of Colombia	12/20/25	JPMC	1,502	(96)	(1.000)	(16)
Republic of South Africa	12/20/20	BOANA	500	(36)	(1.000)	(3)
Republic of South Africa	12/20/20	JPMC	500	(36)	(1.000)	(3)
			5,530			(129)
						10,761

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
DBAG--Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.

Vanguard Long-Term Investment-Grade Fund

Centrally Cleared Interest Rate Swaps
					Fixed	Floating
					Interest Rate	Interest Rate		Unrealized
				Notional	Received	Received		Appreciation
	Future			Amount	(Paid)	(Paid)		(Depreciation)
Termination Date	Effective Date		Clearinghouse	($000)	(%)	(%)		($000)
6/15/17	6/15/16	1	CME	2,000	1.000	0.000%	2	1
6/15/19	6/15/16	1	CME	1,000	(1.500)	0.000%	2	(1)
8/31/20	7/6/16	1	LCH	8,200	(1.233)	0.000%	2	(11)
6/15/21	6/15/16	1	CME	600	(2.000)	0.000%	2	(1)
6/15/26	6/15/26	1	CME	8,000	2.250	0.000%	2	(13)
6/15/31	6/15/16	1	CME	7,000	2.500	0.000%	2	28
6/15/36	6/15/16	1	CME	2,250	2.500	0.000%	2	(27)
6/15/46	6/15/16	1	CME	145	2.500	0.000%	2	(3)
Total								(27)

CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At April 30, 2016, counterparties had deposited in segregated accounts securities and cash with a value of $2,157,000 in connection with open swap contracts.

H. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an

Vanguard Long-Term Investment-Grade Fund

option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

I. At April 30, 2016, the cost of investment securities for tax purposes was $13,049,342,000. Net unrealized appreciation of investment securities for tax purposes was $1,716,798,000, consisting of unrealized gains of $1,734,801,000 on securities that had risen in value since their purchase and $18,003,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments
As of April 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (95.9%)
Conventional Mortgage-Backed Securities (93.3%)
1,2 Fannie Mae Pool	2.090%	11/1/22	1,630	1,639
1,2 Fannie Mae Pool	2.190%	12/1/22	1,404	1,420
1,2 Fannie Mae Pool	2.350%	12/1/22	941	960
1,2 Fannie Mae Pool	2.370%	4/1/23–5/1/23	121,691	124,448
1,2 Fannie Mae Pool	2.390%	4/1/22	476	483
1,2 Fannie Mae Pool	2.410%	12/1/22	3,863	3,956
1,2 Fannie Mae Pool	2.440%	11/1/22–1/1/23	5,768	5,914
1,2 Fannie Mae Pool	2.450%	8/1/22–4/1/23	6,038	6,207
1,2 Fannie Mae Pool	2.480%	8/1/22	677	699
1,2 Fannie Mae Pool	2.520%	5/1/23	314	320
1,2 Fannie Mae Pool	2.550%	2/1/23–5/1/23	8,526	8,813
1,2 Fannie Mae Pool	2.640%	3/1/23	642	667
1,2 Fannie Mae Pool	2.650%	8/1/22	1,150	1,192
1,2 Fannie Mae Pool	2.660%	9/1/22	2,199	2,284
1,2 Fannie Mae Pool	2.690%	4/1/25	12,660	13,028
1,2 Fannie Mae Pool	2.700%	4/1/23	1,118	1,166
1,2 Fannie Mae Pool	2.730%	2/1/23–11/1/24	3,920	4,079
1,2 Fannie Mae Pool	2.740%	4/1/23	1,533	1,602
1,2 Fannie Mae Pool	2.790%	6/1/23	1,910	2,004
1,2 Fannie Mae Pool	2.810%	7/1/25	6,300	6,547
1,2 Fannie Mae Pool	2.820%	6/1/23	1,218	1,280
1,2 Fannie Mae Pool	2.860%	4/1/23	1,010	1,064
1,2 Fannie Mae Pool	2.900%	3/1/23–6/1/27	14,751	15,564
1,2 Fannie Mae Pool	2.910%	8/1/23	1,607	1,698
1,2 Fannie Mae Pool	2.940%	6/1/23	956	1,012
1,2 Fannie Mae Pool	2.950%	5/1/25–5/1/28	18,085	19,157
1,2 Fannie Mae Pool	2.960%	1/1/27	20,975	22,223
1,2 Fannie Mae Pool	2.970%	7/1/23	7,848	8,326
1,2 Fannie Mae Pool	2.990%	11/1/25	7,300	7,704
1,2 Fannie Mae Pool	3.000%	4/1/25–5/1/46	42,359	45,131
1,2 Fannie Mae Pool	3.040%	7/1/23–2/1/27	15,984	17,028
1,2 Fannie Mae Pool	3.080%	1/1/27	34,245	36,570
1,2 Fannie Mae Pool	3.100%	11/1/24–5/1/33	39,101	41,351
1,2 Fannie Mae Pool	3.120%	7/1/30	6,670	7,079
1,2 Fannie Mae Pool	3.130%	7/1/27	5,253	5,627
1,2 Fannie Mae Pool	3.180%	12/1/24	9,000	9,550
1,2 Fannie Mae Pool	3.200%	7/1/27	4,592	4,919
1,2 Fannie Mae Pool	3.210%	5/1/23	24,480	26,103
1,2 Fannie Mae Pool	3.220%	7/1/23–12/1/26	7,266	7,813
1,2 Fannie Mae Pool	3.230%	2/1/27–6/1/30	26,039	27,624
1,2 Fannie Mae Pool	3.240%	1/1/27–9/1/30	24,800	26,542
1,2 Fannie Mae Pool	3.250%	11/1/23	9,600	10,207
1,2 Fannie Mae Pool	3.270%	12/1/23–7/1/30	51,789	55,084
1,2 Fannie Mae Pool	3.300%	12/1/23	5,958	6,351
1,2 Fannie Mae Pool	3.310%	12/1/26	10,693	11,564
1,2 Fannie Mae Pool	3.320%	7/1/23–7/1/30	15,260	16,344
1,2 Fannie Mae Pool	3.340%	4/1/24	12,030	12,880
1,2 Fannie Mae Pool	3.350%	7/1/27–11/1/30	19,497	20,948
1,2 Fannie Mae Pool	3.354%	1/1/27	14,933	16,071

1,2 Fannie Mae Pool	3.360%	11/1/23–12/1/23	18,922	20,216
1,2 Fannie Mae Pool	3.370%	3/1/24–7/1/25	7,826	8,386
1,2 Fannie Mae Pool	3.380%	1/1/27–7/1/27	7,779	8,450
1,2 Fannie Mae Pool	3.410%	11/1/23–7/1/27	11,971	12,907
1,2 Fannie Mae Pool	3.415%	11/1/23	6,500	6,959
1,2 Fannie Mae Pool	3.430%	6/1/30	1,330	1,442
1,2 Fannie Mae Pool	3.440%	1/1/24	5,906	6,338
1,2 Fannie Mae Pool	3.450%	1/1/24	22,931	24,620
1,2 Fannie Mae Pool	3.460%	9/1/23–9/1/29	104,879	113,143
1,2 Fannie Mae Pool	3.470%	11/1/23–1/1/24	6,303	6,770
1,2 Fannie Mae Pool	3.480%	1/1/24	4,445	4,779
1,2 Fannie Mae Pool	3.490%	7/1/30	10,018	10,888
1,2 Fannie Mae Pool	3.500%	2/1/27–5/1/46	59,963	63,646
1,2 Fannie Mae Pool	3.510%	12/1/23–1/1/24	27,689	29,803
1,2 Fannie Mae Pool	3.520%	1/1/24	4,848	5,220
1,2 Fannie Mae Pool	3.530%	2/1/24	7,588	8,179
1,2 Fannie Mae Pool	3.540%	8/1/23–6/1/30	33,622	36,328
1,2 Fannie Mae Pool	3.550%	10/1/23–5/1/26	40,827	44,148
1,2 Fannie Mae Pool	3.560%	12/1/23–1/1/24	6,819	7,348
1,2 Fannie Mae Pool	3.570%	12/1/23–3/1/24	39,712	42,874
1,2 Fannie Mae Pool	3.580%	2/1/24–1/1/31	55,049	59,906
1,2 Fannie Mae Pool	3.590%	7/1/23–9/1/30	53,014	57,498
1,2 Fannie Mae Pool	3.600%	12/1/23–4/1/28	8,470	9,117
1,2 Fannie Mae Pool	3.610%	8/1/23–10/1/29	35,891	38,478
1,2 Fannie Mae Pool	3.620%	2/1/24	8,125	8,782
1,2 Fannie Mae Pool	3.640%	10/1/23–1/1/24	16,495	17,812
1,2 Fannie Mae Pool	3.650%	8/1/23–11/1/23	23,237	25,110
1,2 Fannie Mae Pool	3.660%	11/1/23	2,612	2,820
1,2 Fannie Mae Pool	3.665%	1/1/24	37,330	40,370
1,2 Fannie Mae Pool	3.670%	8/1/23–3/1/28	24,327	26,340
1,2 Fannie Mae Pool	3.680%	10/1/23–3/1/24	20,310	21,969
1,2 Fannie Mae Pool	3.690%	1/1/24	5,652	6,126
1,2 Fannie Mae Pool	3.700%	10/1/23–12/1/25	22,244	24,044
1,2 Fannie Mae Pool	3.710%	9/1/23	7,486	8,120
1,2 Fannie Mae Pool	3.725%	10/1/23	3,432	3,713
1,2 Fannie Mae Pool	3.730%	12/1/23	1,321	1,430
1,2 Fannie Mae Pool	3.750%	9/1/23–7/1/25	13,220	14,397
1,2 Fannie Mae Pool	3.755%	8/1/25	7,079	7,729
1,2 Fannie Mae Pool	3.760%	3/1/24–1/1/26	8,152	8,909
1,2 Fannie Mae Pool	3.765%	12/1/25	42,997	47,145
1,2 Fannie Mae Pool	3.770%	1/1/24	1,661	1,802
1,2 Fannie Mae Pool	3.780%	7/1/23–2/1/24	2,452	2,672
1,2 Fannie Mae Pool	3.790%	8/1/25	2,537	2,773
1,2 Fannie Mae Pool	3.800%	10/1/23	7,379	7,995
1,2 Fannie Mae Pool	3.810%	11/1/23	386	419
1,2 Fannie Mae Pool	3.820%	11/1/25	11,013	12,078
1,2 Fannie Mae Pool	3.830%	2/1/24–6/1/34	19,663	21,391
1,2 Fannie Mae Pool	3.840%	1/1/24	2,958	3,216
1,2 Fannie Mae Pool	3.850%	1/1/24	874	951
1,2 Fannie Mae Pool	3.855%	12/1/25	6,600	7,261
1,2 Fannie Mae Pool	3.860%	11/1/23	3,435	3,741
1,2 Fannie Mae Pool	3.870%	10/1/25	11,316	12,419
1,2 Fannie Mae Pool	3.890%	9/1/23–5/1/30	15,976	17,624
1,2 Fannie Mae Pool	3.910%	11/1/25	13,000	14,320
1,2 Fannie Mae Pool	3.930%	10/1/23–3/1/26	22,668	24,766
1,2 Fannie Mae Pool	3.940%	8/1/25	12,233	13,441
1,2 Fannie Mae Pool	3.960%	12/1/25–5/1/34	7,600	8,334

1,2 Fannie Mae Pool		3.970%	7/1/23–5/1/29	7,560	8,375
1,2 Fannie Mae Pool		3.990%	9/1/25	9,520	10,363
1,2 Fannie Mae Pool		4.060%	9/1/25–3/1/29	15,771	17,652
1,2 Fannie Mae Pool		4.070%	1/1/26	2,301	2,552
1,2 Fannie Mae Pool		4.080%	2/1/29	3,005	3,369
1,2 Fannie Mae Pool		4.150%	10/1/28–1/1/31	75,596	84,806
1,2 Fannie Mae Pool		4.180%	11/1/30	30,169	32,770
1,2 Fannie Mae Pool		4.190%	10/1/23	732	805
1,2 Fannie Mae Pool		4.210%	1/1/26	995	1,113
1,2 Fannie Mae Pool		4.250%	10/1/28–9/1/33	4,711	5,237
1,2 Fannie Mae Pool		4.280%	11/1/28	5,427	6,168
1,2 Fannie Mae Pool		4.380%	10/1/28	9,939	11,368
1,2 Fannie Mae Pool		4.400%	8/1/28	2,245	2,570
1,2 Fannie Mae Pool		4.500%	7/1/39–5/1/46	12,389	14,599
1,2 Fannie Mae Pool		5.180%	2/1/26	2,988	3,533
1,2 Fannie Mae Pool		6.000%	7/1/22	9	10
1,2 Fannie Mae Pool		6.500%	2/1/29–5/1/40	4,592	5,309
1,2 Freddie Mac Gold Pool		3.000%	6/1/45–5/1/46		1,018
1,2 Freddie Mac Gold Pool		3.500%	4/1/34–5/1/46	90,404	95,603
1,2 Freddie Mac Gold Pool		4.500%	9/1/35–5/1/46	6,682	7,452
1,2 Freddie Mac Gold Pool		5.000%	6/1/29–5/1/45	32,037	35,337
1	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	133,648	133,821
1	Ginnie Mae I Pool	3.000%	1/15/26–5/1/46	1,848,933	1,917,240
1	Ginnie Mae I Pool	3.500%	7/15/39–5/1/46	857,826	917,468
1	Ginnie Mae I Pool	3.750%	7/15/42	4,946	5,274
1	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	9,030	9,787
1	Ginnie Mae I Pool	4.000%	6/15/19–9/15/45	1,741,020	1,876,854
1	Ginnie Mae I Pool	4.500%	5/15/19–5/1/46	1,168,718	1,285,976
1	Ginnie Mae I Pool	5.000%	1/15/30–5/1/46	1,108,308	1,229,734
1	Ginnie Mae I Pool	5.500%	9/15/23–5/1/46	617,704	688,512
1	Ginnie Mae I Pool	6.000%	10/15/16–5/1/46	347,882	387,678
1	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	260,821	290,613
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	74,900	87,240
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	62	65
1	Ginnie Mae I Pool	7.500%	10/15/31	28,880	33,634
1	Ginnie Mae I Pool	7.750%	2/15/27	26	27
1	Ginnie Mae I Pool	8.000%	8/15/31	11,095	12,995
1	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	1,755	1,861
1	Ginnie Mae I Pool	9.000%	5/15/16–5/15/21	180	200
1	Ginnie Mae I Pool	9.250%	7/15/17	1	1
1	Ginnie Mae I Pool	9.500%	6/15/16–8/15/21	529	548
1	Ginnie Mae I Pool	10.000%	7/15/16–7/15/19	9	10
1	Ginnie Mae I Pool	11.000%	2/15/18	1	1
1,3 Ginnie Mae II Pool		2.500%	11/20/42–2/20/46	293,001	293,676
1,3 Ginnie Mae II Pool		3.000%	9/20/42–5/1/46	2,706,968	2,804,241
1,3 Ginnie Mae II Pool		3.500%	11/20/26–5/1/46	5,333,686	5,640,367
1	Ginnie Mae II Pool	4.000%	4/20/39–5/1/46	2,642,960	2,830,692
1,3 Ginnie Mae II Pool		4.500%	12/20/32–5/1/46	1,296,206	1,395,723
1	Ginnie Mae II Pool	5.000%	10/20/32–5/1/45	531,019	581,609
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	55,507	61,224
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	72,502	81,253
1	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	1,904	2,149
1	Ginnie Mae II Pool	7.000%	10/20/25	17	17
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	160	186
1	Ginnie Mae II Pool	8.500%	6/20/16–1/20/17	10	11
1	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	1	1

1	Ginnie Mae II Pool	10.000%	8/20/16–8/20/18	5	5
					24,638,406
Nonconventional Mortgage-Backed Securities (2.6%)
1,2 Fannie Mae Pool		2.352%	8/1/43	20,867	21,441
1,2 Fannie Mae Pool		2.778%	9/1/44	22,582	23,480
1,2 Fannie Mae REMICS		3.000%	11/25/42–6/25/43	75,068	69,304
1,2 Fannie Mae REMICS		3.500%	7/25/43	19,649	20,131
1,2 Fannie Mae REMICS		6.000%	10/25/28–9/25/32	7,337	8,285
1,2 Freddie Mac Non Gold Pool		2.277%	8/1/43	36,121	37,045
1,2 Freddie Mac Non Gold Pool		2.332%	9/1/43	12,591	12,915
1,2 Freddie Mac Non Gold Pool		2.738%	10/1/44	46,231	47,959
1,2 Freddie Mac Non Gold Pool		2.829%	7/1/44	14,936	15,525
1,2 Freddie Mac Non Gold Pool		2.831%	10/1/44	20,788	21,610
1,2 Freddie Mac Non Gold Pool		2.910%	9/1/44	14,566	15,065
1,2 Freddie Mac Non Gold Pool		2.934%	4/1/44	22,068	22,841
1,2 Freddie Mac Non Gold Pool		3.109%	10/1/44	29,245	30,274
1,2 Freddie Mac REMICS		3.000%	8/15/42–3/15/43	98,386	93,597
1,2 Freddie Mac REMICS		6.000%	4/15/28–11/15/32	20,942	23,905
1,4 Ginnie Mae REMICS		0.639%	2/20/37	5,254	5,225
1	Ginnie Mae REMICS	2.500%	8/16/42–11/20/43	44,121	39,920
1	Ginnie Mae REMICS	3.000%	3/20/40–8/20/44	62,037	61,540
1	Ginnie Mae REMICS	3.250%	8/20/44	7,534	7,267
1	Ginnie Mae REMICS	3.500%	7/20/43	23,327	24,461
1	Ginnie Mae REMICs	3.500%	9/20/44	8,118	8,463
1	Ginnie Mae REMICS	4.500%	6/20/39	5,613	6,078
1	Ginnie Mae REMICS	5.000%	6/16/37	22,358	25,505
1	Ginnie Mae REMICS	5.500%	1/20/33–8/16/36	25,468	28,547
1,4 Government National Mortgage Assn.		2.700%	5/16/35	14,656	14,841
					685,224
Total U.S. Government and Agency Obligations (Cost $24,758,929)					25,323,630
Temporary Cash Investments (7.6%)
Repurchase Agreements (2.6%)
	Bank of Montreal
	(Dated 4/29/16, Repurchase Value
	$44,501,000, collateralized by Federal
	National Mortgage Assn. 2.000%-5.500%,
	3/1/19-11/1/45, Federal Home Loan Bank
	2.000%, 10/24/19, Federal Home Loan
	Mortgage Corp. 2.500%-6.500%, 12/1/21-
	3/1/32, and Government National Mortgage
	Assn. 2.000%-3.500%, 4/15/27-11/15/45,
	with a value of $45,390,000)	0.290%	5/2/16	44,500	44,500
	Bank of Nova Scotia
	(Dated 4/29/16, Repurchase Value
	$40,001,000, collateralized by U.S.
	Treasury Bond 3.125%-6.750%, 8/15/26-
	8/15/44, with a value of $40,801,000)	0.270%	5/2/16	40,000	40,000
	Barclays Capital Inc.
	(Dated 4/29/16, Repurchase Value
	$4,400,000, collateralized by U.S. Treasury
	Note 1.250%-5.125%, 5/15/16-6/30/19, with
	a value of $4,488,000)	0.280%	5/2/16	4,400	4,400

Citigroup Global Markets Inc.
(Dated 4/29/16, Repurchase Value
$185,904,000, collateralized by U.S.
Treasury Note 0.875%-2.000%, 7/31/19-
5/15/22, with a value of $189,618,000)	0.280%	5/2/16	185,900	185,900
Credit Suisse Securities (USA), LLC
(Dated 4/29/16, Repurchase Value
$800,000, collateralized by U.S. Treasury
Note 4.750%, 8/15/17, with a value of
$818,000)	0.280%	5/2/16	800	800
HSBC Bank USA
(Dated 4/29/16, Repurchase Value
$88,702,000, collateralized by Federal
National Mortgage Assn. 3.500%-4.000%,
6/1/45-3/1/46, with a value of $90,484,000)	0.280%	5/2/16	88,700	88,700
RBC Capital Markets LLC
(Dated 4/29/16, Repurchase Value
$141,103,000, collateralized by Federal
National Mortgage Assn. 2.072%-4.500%,
5/1/26-5/1/46, Federal Home Loan
Mortgage Corp. 2.194%-4.000%, 9/1/41-
4/1/46, and Government National Mortgage
Assn. 1.750%-4.000%, 10/15/40-10/20/45,
with a value of $143,922,000)	0.290%	5/2/16	141,100	141,100
Societe Generale
(Dated 4/29/16, Repurchase Value
$6,300,000, collateralized by U.S. Treasury
Note/Bond 2.625%-6.375%, 11/15/20-
8/15/27, with a value of $6,426,000)	0.290%	5/2/16	6,300	6,300
TD Securities (USA) LLC
(Dated 4/29/16, Repurchase Value
$76,102,000, collateralized by Federal
National Mortgage Assn. 3.500%, 9/1/26-
10/1/45, and U.S. Treasury Note 0.6250%,
9/30/17, with a value of $77,622,000)	0.280%	5/2/16	76,100	76,100
Wells Fargo & Co.
(Dated 4/29/16, Repurchase Value
$106,003,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%-
3.500%, 10/1/35-11/1/45, with a value of
$108,120,000)	0.310%	5/2/16	106,000	106,000
Total Repurchase Agreements (Cost $693,800)				693,800
			Shares
Money Market Fund (5.0%)
5 Vanguard Market Liquidity Fund
(Cost $1,318,606)	0.495%		1,318,605,620	1,318,606
Total Temporary Cash Investments (Cost $2,012,406)				2,012,406
Total Investments (103.5%) (Cost $26,771,335)				27,336,036

				Amount
				($000)
Other Assets and Liabilities-Net (-3.5%)6,7				(921,540)
Net Assets (100%)				26,414,496

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2016.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Cash of $10,035,000 has been segregated as initial margin for open futures contracts.
7 Cash of $1,814,000 has been segregated as collateral for certain open To Be Announced (TBA) transactions.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2016, counterparties had deposited in segregated accounts securities with a value of $350,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to

GNMA Fund

cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	25,323,630	—
Temporary Cash Investments	1,318,606	693,800	—
Futures Contracts—Liabilities[1]	(1,197)	—	—
Total	1,317,409	26,017,430	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

GNMA Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2016	(3,813)	(495,928)	1,903
Ultra 10-Year U.S. Treasury Note	June 2016	(3,099)	(435,603)	(1,543)
				360

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At April 30, 2016, the cost of investment securities for tax purposes was $26,780,057,000. Net unrealized appreciation of investment securities for tax purposes was $555,979,000, consisting of unrealized gains of $601,880,000 on securities that had risen in value since their purchase and $45,901,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (14.5%)
U.S. Government Securities (14.4%)
	United States Treasury Inflation Indexed
	Bonds	2.375%	1/15/17	926,238	1,118,480
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/17	1,736,207	1,829,207
	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/25	865,377	887,156
	United States Treasury Note/Bond	0.875%	11/30/16	1,000	1,002
	United States Treasury Note/Bond	0.625%	6/30/17	353,600	353,543
	United States Treasury Note/Bond	0.750%	6/30/17	353,300	353,685
	United States Treasury Note/Bond	0.625%	7/31/17	12,400	12,396
	United States Treasury Note/Bond	1.000%	9/15/18	105,550	105,946
	United States Treasury Note/Bond	1.250%	10/31/18	203,300	205,237
1,2,3United States Treasury Note/Bond		1.250%	11/15/18	677,250	683,813
	United States Treasury Note/Bond	1.250%	12/15/18	72,800	73,505
3	United States Treasury Note/Bond	1.500%	12/31/18	311,400	316,557
	United States Treasury Note/Bond	1.125%	1/15/19	422,900	425,543
	United States Treasury Note/Bond	1.250%	1/31/19	211,000	213,045
3	United States Treasury Note/Bond	0.750%	2/15/19	737,700	734,705
	United States Treasury Note/Bond	1.500%	2/28/19	190,000	193,146
	United States Treasury Note/Bond	1.000%	3/15/19	376,900	377,842
	United States Treasury Note/Bond	1.000%	8/31/19	3,750	3,750
					7,888,558
Conventional Mortgage-Backed Securities (0.0%)
4,5	Fannie Mae Pool	6.000%	12/1/16–5/1/17	380	387
4,5	Fannie Mae Pool	6.500%	9/1/16	81	81
4,5	Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	244	248
					716
Nonconventional Mortgage-Backed Securities (0.1%)
4,5,6Fannie Mae Pool		2.347%	12/1/32	424	435
4,5,6Fannie Mae Pool		2.375%	6/1/33	2,900	3,031
4,5,6Fannie Mae Pool		2.435%	7/1/32	368	393
4,5,6Fannie Mae Pool		2.465%	9/1/32	26	28
4,5,6Fannie Mae Pool		2.498%	5/1/33	2,462	2,620
4,5,6Fannie Mae Pool		2.500%	9/1/32	224	237
4,5,6Fannie Mae Pool		2.535%	8/1/33	4,413	4,598
4,5,6Fannie Mae Pool		2.550%	7/1/33	3,473	3,581
4,5,6Fannie Mae Pool		2.581%	8/1/37	644	668
4,5,6Fannie Mae Pool		2.625%	5/1/33	624	666
4,5,6Fannie Mae Pool		2.781%	2/1/37	1,619	1,723
4,5,6Freddie Mac Non Gold Pool		2.500%	8/1/32–8/1/37	4,074	4,293
4,5,6Freddie Mac Non Gold Pool		2.504%	9/1/32	121	132
4,5,6Freddie Mac Non Gold Pool		2.643%	9/1/32	936	960
4,5,6Freddie Mac Non Gold Pool		2.711%	8/1/33	807	858
4,5,6Freddie Mac Non Gold Pool		2.825%	10/1/32	550	585
4,5,6Freddie Mac Non Gold Pool		2.836%	1/1/33	502	544

4,5,6Freddie Mac Non Gold Pool		3.086%	2/1/33	294	304
					25,656
Total U.S. Government and Agency Obligations (Cost $7,852,742)					7,914,930
Asset-Backed/Commercial Mortgage-Backed Securities (20.9%)
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	11,675	11,711
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	4,315	4,313
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	90,765	90,738
4,6	Ally Master Owner Trust Series 2014-1	0.903%	1/15/19	14,849	14,831
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	15,845	15,859
4	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	11,330	11,338
4,6	American Express Credit Account Secured
	Note Trust 2012-4	0.983%	5/15/20	27,587	27,493
4,6,7American Homes 4 Rent 2014-SFR1		1.430%	6/17/31	5,022	4,952
4,6,7American Homes 4 Rent 2014-SFR1		1.780%	6/17/31	4,320	4,244
4,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	13,140	13,926
4,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	3,360	3,537
4,7	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	17,800	18,732
4,7	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	15,840	16,371
4,7	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	6,837	7,195
4,7	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	2,830	2,977
4,7	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	16,990	18,669
4,7	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	11,185	13,007
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	3,181	3,181
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	14,512	14,540
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	16,003	16,080
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	20,500	20,701
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	3,439	3,473
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	4,660	4,738
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	6,336	6,399
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	7,170	7,242
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	4,900	4,892
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	9,220	9,268
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	27,200	27,206
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	7,120	7,120
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	12,055	12,140
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	8,900	9,023
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	15,470	15,534
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	9,420	9,454
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	6,820	6,835

4	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	15,130	15,110
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	4,770	4,773
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	5,600	5,612
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	9,390	9,439
4,7	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	13,390	13,879
4,7	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	10,140	10,231
4,7	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	13,740	13,687
4,7	ARL Second LLC 2014-1A	2.920%	6/15/44	9,183	8,778
4,6,7Arran Residential Mortgages Funding 2011-1
	plc	2.069%	11/19/47	1,770	1,773
4,7	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	15,105	16,230
4,7	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	15,210	15,118
4,7	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	29,200	29,762
4,7	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	34,860	34,658
4,7	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	38,758	38,567
4,7	Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	21,840	21,998
4,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	5,001
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	21,246	21,431
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	21,952	22,207
4	Banc of America Commercial Mortgage Trust
	2007-2	5.739%	4/10/49	33,366	33,864
4	Banc of America Commercial Mortgage Trust
	2008-1	6.389%	2/10/51	57,720	60,750
4	Banc of America Commercial Mortgage Trust
	2008-1	6.433%	2/10/51	4,928	5,179
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	6,740	7,206
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.512%	9/15/48	1,600	1,576
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.512%	9/15/48	2,600	2,806
4,8	Banc of America Funding 2006-H Trust	2.822%	9/20/46	18,755	15,604
4	Banc of America Mortgage 2003-F Trust	2.748%	7/25/33	1,004	967
4	Bank of America Mortgage 2002-J Trust	3.736%	9/25/32	19	19
4,6,7Bank of America Student Loan Trust 2010-1A		1.438%	2/25/43	19,544	19,125
	Bank of Nova Scotia	1.850%	4/14/20	18,965	19,041
	Bank of Nova Scotia	1.875%	4/26/21	20,360	20,332
4,7	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	11,430	11,281
4,8	Bear Stearns ARM Trust 2006-4	2.738%	10/25/36	29,203	25,023
4,8	Bear Stearns ARM Trust 2007-3	2.923%	5/25/47	21,395	18,829
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	17,539	17,602
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.911%	6/11/40	16,525	16,955

4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	78,993	82,163
4,6,7BMW Floorplan Master Owner Trust 2015-1A		0.933%	7/15/20	47,800	47,770
4	BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	19,460	19,410
4,6	Brazos Higher Education Authority Inc. Series
	2005-3	0.830%	6/25/26	15,150	14,576
4,6	Brazos Higher Education Authority Inc. Series
	2011-1	1.429%	2/25/30	28,975	28,386
4	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	9,170	9,245
4,6	Cabela's Credit Card Master Note Trust 2015-
	2	1.103%	7/17/23	25,050	24,759
4,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	6,045	5,820
4,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	11,136	10,649
4,7	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	13,690	13,832
7	Canadian Imperial Bank of Commerce	2.250%	7/21/20	22,560	22,902
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	5,566	5,564
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	5,387	5,388
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	13,319	13,544
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	22,285	22,311
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	15,138	15,194
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	13,543	13,649
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	11,935	12,040
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	12,097	12,119
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	6,163	6,198
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	4,900	4,965
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	4,100	4,189
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	22,240	22,262
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	20,360	20,442
4	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	6,170	6,192
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	6,880	6,935
4,6	Capital One Multi-Asset Execution Trust 2014-
	A3	0.813%	1/18/22	35,000	34,891
4	Capital One Multi-asset Execution Trust 2015-
	A4	2.750%	5/15/25	60,710	62,676
4	Capital One Multi-asset Execution Trust 2015-
	A8	2.050%	8/15/23	36,040	36,342
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	3,608	3,630
4	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	2,530	2,524
4	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	4,730	4,727
4	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	4,400	4,434
4	Carmax Auto Owner Trust 2015-2	3.040%	11/15/21	5,850	5,854
4	Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	9,765	9,836
4	Carmax Auto Owner Trust 2015-3	2.280%	4/15/21	3,875	3,896
4	Carmax Auto Owner Trust 2015-3	2.680%	6/15/21	5,560	5,617
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	4,850	4,837
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	5,800	5,785
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	21,400	21,794
4,7	CFCRE Commercial Mortgage Trust 2011-C1	6.299%	4/15/44	3,100	3,634
4,7	CFCRE Commercial Mortgage Trust 2011-C2	5.760%	12/15/47	14,930	17,581
4,6	Chase Issuance Trust 2007-C1	0.893%	4/15/19	30,415	30,326
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.711%	11/19/33	1,149	1,091
4,8	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.664%	3/20/36	13,059	11,706

4,8	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.879%	2/25/47	14,824	13,397
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	3,961	3,963
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	4,785	4,780
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	5,185	5,133
4,7	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	10,230	10,092
4,7	Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	700	681
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	16,900	17,045
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.700%	12/15/20	6,525	6,493
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	10,155	10,172
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	4.170%	1/16/23	15,545	15,517
4,7	Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	2/15/22	5,040	5,029
4,7	Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	1/17/23	26,030	25,958
4,7	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	3,623	3,621
4,6	Citibank Credit Card Issuance Trust 2008-A7	1.814%	5/20/20	49,891	50,912
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	5,400	5,635
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	80,045	81,481
4	Citigroup Commercial Mortgage Trust 2012-
	GC25	4.345%	10/10/47	6,146	6,731
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,980	6,240
4,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,233
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	4,866	4,894
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,100	6,372
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	23,788	24,482
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	7,270	7,819
4,6,7Citigroup Commercial Mortgage Trust 2014-
	388G	1.183%	6/15/33	18,500	18,245
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	9,430	10,365
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	6,190	6,568
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	4,802	5,119
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	39,719	43,267
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	13,835	14,828
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	12,426	13,009

4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	5,394	5,905
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.603%	7/10/47	6,380	6,888
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	15,230	16,009
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	39,390	41,965
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	8,880	9,135
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	23,985	24,612
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	22,325	24,036
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	21,935	23,629
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.724%	9/10/58	4,000	3,996
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.724%	9/10/58	8,000	8,452
4,8	Citigroup Mortgage Loan Trust 2007-AR8	2.852%	7/25/37	1,156	1,065
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2016-C1	3.276%	5/10/49	8,430	8,745
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust 2016-C1	3.352%	5/10/49	2,050	1,813
4,7	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	22,634	22,607
4,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	18,286	17,117
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	22,361	22,768
4,6,7Colony American Homes 2014-1		1.586%	5/17/31	12,230	11,938
4,6,7Colony American Homes 2014-1		1.786%	5/17/31	15,545	14,966
4,6,7Colony American Homes 2015-1		1.636%	7/17/32	11,351	10,973
4,6,7Colony American Homes Single-Family Rental
	Pass-Through Certificates 2014-2	1.782%	7/17/31	12,850	12,540
4,6,7Colony American Homes Single-Family Rental
	Pass-Through Certificates 2015-1	1.936%	7/17/32	821	808
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	21,936	22,278
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	27,345	27,655
4	COMM 2007-C9 Mortgage Trust	6.006%	12/10/49	22,850	23,594
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	3,080
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,387
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,825	11,196
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	1,990	2,062
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,715
4	COMM 2012-CR3 Mortgage Trust	2.822%	10/15/45	23,195	23,955
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	20,657	21,104
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	9,520	10,158
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	13,320	14,642
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	43,975	49,041
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	14,650	15,546
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	35,181	38,763
4	COMM 2013-CCRE13 Mortgage Trust	4.910%	12/10/23	4,517	4,944
4	COMM 2013-CCRE13 Mortgage Trust	4.910%	12/10/23	8,240	8,560
4,7	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	2,380	2,423
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	38,814	41,782
4	COMM 2013-CCRE9 Mortgage Trust	4.376%	7/10/45	24,875	27,885
4,7	COMM 2013-CCRE9 Mortgage Trust	4.400%	7/10/45	11,250	12,345

4	COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	26,695	29,798
4,7	COMM 2013-CR9 Mortgage Trust	4.400%	7/10/45	8,250	8,924
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	22,195	22,808
4,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	10,688	11,418
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	15,176
4,7	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	20,650
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,250
4,7	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	5,490	5,534
4,7	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	29,250	31,379
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	5,375	5,725
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	16,800	17,225
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	17,040	18,864
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,895
4	COMM 2014-CCRE15 Mortgage Trust	4.866%	2/10/47	9,735	10,787
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	29,227	31,154
4	COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	10,110	11,309
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	44,836	48,832
4	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	27,380	29,867
4	COMM 2014-CR17 Mortgage Trust	4.895%	5/10/47	4,630	4,761
4	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	10,600	11,163
4	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	28,019	30,469
4	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	30,695	32,858
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,570	12,667
4	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	4,330	4,494
4	COMM 2015-CR22 Mortgage Trust	3.309%	3/10/48	30,240	31,535
4	COMM 2015-CR24 Mortgage Trust	3.445%	8/10/55	10,030	10,578
4	COMM 2015-CR24 Mortgage Trust	3.696%	8/10/55	19,415	20,834
4	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	30,051	32,400
4	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	28,350	30,270
4	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	16,875	17,978
4	COMM 2015-CR27 Mortgage Trust	4.621%	10/10/48	8,118	8,071
4	Commercial Mortgage Trust 2006-GG7	6.129%	7/10/38	2,129	2,125
7	Commonwealth Bank of Australia	2.000%	6/18/19	19,400	19,598
7	Commonwealth Bank of Australia	2.125%	7/22/20	38,330	38,578
4,7	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	42,700	44,131
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.268%	2/15/41	34,885	36,980
4	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	42,350	44,882
4	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	32,925	35,318
4	CSAIL Commercial Mortgage Trust 2015-C3	4.257%	8/15/48	9,780	9,923
4	CSAIL Commercial Mortgage Trust 2015-C3	4.507%	8/15/48	10,600	10,420
4	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	38,895	42,009
4	CSAIL Commercial Mortgage Trust 2016-C5	4.690%	11/15/48	7,660	7,434
4,7	DB Master Finance LL 2015-1	3.262%	2/20/45	10,372	10,161
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	114,300	114,879
4,6	Discover Card Execution Note Trust 2013-A1	0.733%	8/17/20	21,430	21,415
4	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	50,450	51,312
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	47,660	48,568
4,7	Drive Auto Receivables Trust 2015-A	2.280%	6/17/19	16,040	16,058
4,7	Drive Auto Receivables Trust 2015-A	3.060%	5/17/21	8,060	7,996
4,7	Drive Auto Receivables Trust 2015-A	4.120%	7/15/22	5,860	5,810
4,7	Drive Auto Receivables Trust 2015-B	1.300%	6/15/18	7,030	7,029
4,7	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	7,210	7,220
4,7	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	17,610	17,604
4,7	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	10,490	10,358
4,7	Drive Auto Receivables Trust 2015-C	4.200%	9/15/21	15,845	15,722
4,7	Drive Auto Receivables Trust 2015-CA	2.230%	9/16/19	14,405	14,411

4,7	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	21,610	21,189
4,7	Drive Auto Receivables Trust 2015-DA	1.590%	12/17/18	21,900	21,923
4,7	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	24,600	24,706
4,7	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	24,600	24,477
4,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	25,000	24,940
4,7	Drive Auto Receivables Trust 2016-AA	2.110%	5/15/19	32,980	33,158
4,7	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	7,780	7,829
4,6,7Edsouth Indenture No 5 LLC 2015-1		1.239%	10/25/56	29,899	28,828
4,7	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	2,575	2,574
4,7	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	11,850	11,764
4,7	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	24,390	24,287
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C02	1.589%	5/25/25	4,245	4,243
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C02	1.639%	5/25/25	8,470	8,454
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C03	1.939%	7/25/25	13,705	13,718
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C03	1.939%	7/25/25	17,328	17,308
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C04	2.039%	4/25/28	18,910	18,911
4,5,6Fannie Mae Connecticut Avenue Securities
	2015-C04	2.139%	4/25/28	9,098	9,089
4,8	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.106%	11/25/36	10,373	9,073
8	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.736%	1/25/37	22,216	19,232
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	22,593	22,582
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	8,390	8,375
4	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	16,775	16,765
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	16,270	16,115
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	12,800	12,810
4,7	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	20,918	21,190
4,7	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	9,831	9,827
4,7	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	32,410	32,846
4,7	Ford Credit Auto Owner Trust 2014-2	2.510%	4/15/26	6,745	6,742
4,7	Ford Credit Auto Owner Trust 2015-1	2.120%	7/15/26	22,750	22,867
4,7	Ford Credit Auto Owner Trust 2015-2	2.440%	1/15/27	61,000	61,833
4	Ford Credit Auto Owner Trust 2015-B	2.040%	10/15/20	12,700	12,763
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	12,035	12,102
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	5,380	5,403
4,7	Ford Credit Auto Owner Trust 2016-1	2.310%	8/15/27	19,270	19,382
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	7,040	7,034
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	26,574	26,685
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	117,285	117,328
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	7,100	7,098
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	8,550	8,582
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	6,180	6,229
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	6,630	6,688
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	2,650	2,681

4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	10,238	10,194
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	4,473	4,463
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.933%	2/15/21	9,200	9,111
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	68,275	68,207
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	9,396	9,416
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	72,600	73,717
4,7	FRS I LLC 2013-1A	1.800%	4/15/43	3,605	3,550
4,7	FRS I LLC 2013-1A	3.080%	4/15/43	28,313	28,229
4,6	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.433%	5/15/19	49,966	49,970
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	72,000	72,728
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	89,890	89,562
4,6	GE Dealer Floorplan Master Note Trust Series
	2012-2	1.189%	4/22/19	47,694	47,794
4,6	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.089%	1/20/22	21,530	21,386
4,7	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	7,900	7,900
4	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	6,350	6,347
4	GM Financial Leasing Trust 2015-2	2.420%	7/22/19	6,120	6,108
4	GM Financial Leasing Trust 2015-2	2.990%	7/22/19	5,440	5,460
4	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	22,980	23,106
4	GM Financial Leasing Trust 2015-3	1.810%	11/20/19	2,380	2,381
4	GM Financial Leasing Trust 2015-3	2.320%	11/20/19	3,550	3,523
4	GM Financial Leasing Trust 2015-3	2.980%	11/20/19	7,820	7,826
4	GM Financial Leasing Trust 2015-3	3.480%	8/20/20	7,820	7,708
4	GMACM Mortgage Loan Trust 2005-AR6	3.076%	11/19/35	3,739	3,478
4,7	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	58,850	58,670
4,7	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	9,360	9,277
4,7	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	63,659	63,775
4,6,7Golden Credit Card Trust 2015-1A		0.873%	2/15/20	59,900	59,709
4,7	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	53,490	53,715
4,7	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	20,500	21,707
4,7	Great America Leasing Receivables 2013-1	1.160%	5/15/18	7,276	7,269
4,7	Great America Leasing Receivables 2015-1	2.020%	6/21/21	4,920	4,934
4,7	GS Mortgage Securities Trust 2010-C2	5.357%	12/10/43	3,530	3,964
4,7	GS Mortgage Securities Trust 2011-GC3	5.815%	3/10/44	2,280	2,612
4,7	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	32,716	35,033
4,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	36,047	36,937
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,123
4	GS Mortgage Securities Trust 2012-GCJ7	5.907%	5/10/45	7,150	7,703
4	GS Mortgage Securities Trust 2013-GC13	4.170%	7/10/46	22,170	24,623
4,7	GS Mortgage Securities Trust 2013-GC13	4.203%	7/10/46	5,650	5,675
4	GS Mortgage Securities Trust 2013-GC14	3.955%	8/10/46	16,880	18,505
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	9,925	10,393
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,756
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	22,429	22,960
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	8,192	8,753
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,405	55,121
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	39,862	43,558

4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	40,940	44,662
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	13,246	14,222
4	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	10,665	11,854
4	GS Mortgage Securities Trust 2014-GC24	4.662%	9/10/47	17,556	17,458
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	18,190	19,429
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	9,730	10,175
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	20,765	21,765
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	14,580	15,713
4	GS Mortgage Securities Trust 2015-GC32	4.549%	7/10/48	6,520	7,183
4	GS Mortgage Securities Trust 2015-GC32	4.559%	7/10/48	2,850	2,775
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	27,880	29,461
4	GS Mortgage Securities Trust 2015-GC34	4.466%	10/10/48	12,080	13,313
4	GS Mortgage Securities Trust 2015-GC34	4.810%	10/10/48	12,080	13,240
7	GTP Acquisition Partners I LLC	3.482%	6/16/25	26,340	26,613
4,7	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	55,039	55,496
4,7	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	60,810	60,367
4,7	Hertz Vehicle Financing LLC 2015-3	2.670%	9/25/21	13,570	13,531
4,7	Hertz Vehicle Financing LLC 2016-2	2.950%	3/25/22	37,300	37,544
4,7	Hilton USA Trust 2013-HLT	2.662%	11/5/30	15,740	15,820
4,7	Hilton USA Trust 2013-HLT	3.367%	11/5/30	16,365	16,420
4,7	Hilton USA Trust 2013-HLT	3.714%	11/5/30	7,365	7,400
4,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	30,910	31,463
4,7	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	14,750	15,508
4,7	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	8,800	8,791
4,7	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	10,100	10,074
4,7	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	21,000	21,052
4,7	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	21,250	21,292
4,7	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	16,395	16,495
4,7	Hyundai Auto Lease Securitization Trust
	2016-A	1.800%	12/16/19	12,330	12,343
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	8,051	8,062
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	9,790	9,893
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	6,500	6,556
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	5,470	5,561
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	8,350	8,367
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	5,710	5,769
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	10,050	10,033
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	3,510	3,543
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	8,360	8,450
4,6,7Hyundai Floorplan Master Owner Trust Series
	2013-1	1.083%	5/15/18	8,950	8,950
4,7	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	16,000	15,971
4,7	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	15,033	13,558
6	Illinois Student Assistance Commission Series
	2010-1	1.688%	4/25/22	10,949	10,958
4,6,7Invitation Homes 2014-SFR1 Trust		1.936%	6/17/31	29,351	28,863
4,6,7Invitation Homes 2014-SFR2 Trust		1.536%	9/17/31	11,481	11,222
4,6,7Invitation Homes 2014-SFR2 Trust		2.036%	9/17/31	8,980	8,723
4,6,7Invitation Homes 2015-SFR2 Trust		1.786%	6/17/32	7,366	7,153
4,6,7Invitation Homes 2015-SFR2 Trust		2.086%	6/17/32	2,850	2,817
4,6,7Invitation Homes 2015-SFR3 Trust		2.186%	8/17/32	3,200	3,167

4,7	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	14,450	15,063
4	John Deere Owner Trust 2015-B	1.780%	6/15/22	3,590	3,613
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	6.147%	4/17/45	6,996	6,992
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	4,254	4,356
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	39,160	40,716
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	34,246	34,971
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	28,816	29,848
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,185	6,892
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	2,300	2,460
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	3,300	3,374
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	3,140	3,380
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.743%	11/15/43	7,100	7,537
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.743%	11/15/43	6,225	6,762
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	17,600	18,353
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	26,091	28,843
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	2,930	3,327
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.500%	8/15/46	4,100	4,700
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	18,490	19,737
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	13,145	13,535
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	4,188
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	29,433
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,850	6,053
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	40,130	41,227
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	14,110	15,439
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	9,630	10,257
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	1,300	1,420
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	9,700	10,791
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	14,600	16,147
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.076%	12/15/46	21,150	24,459

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.140%	12/15/46	9,770	10,205
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	1.855%	4/15/46	4,866	4,883
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	14,181	14,623
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	17,080	18,390
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.161%	7/15/45	7,520	8,112
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	17,400	18,590
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	11,000	12,187
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	10,263	10,539
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	4,050	4,310
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	27,200	30,176
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	17,820	20,289
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.215%	11/15/45	13,360	15,253
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	22,300	24,926
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	30,060	33,214
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	12,950	14,193
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.971%	2/15/47	13,200	14,909
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.971%	2/15/47	5,850	6,497
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	8,370	8,834
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	10,310	11,045
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	44,910	47,387
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	6,970	7,197
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.551%	7/15/48	23,680	25,086
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	8,089	8,603
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	40,150	43,303
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	15,901	17,137
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	9,210	9,903
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	16,990	18,017
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.562%	12/15/48	5,571	5,934

4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	36,750	39,484
4,7	Ladder Capital Commercial Mortgage 2013-
	GCP Mortgage Trust	3.388%	5/15/31	18,640	19,548
4,6,7Lanark Master Issuer plc 2013-1A		1.118%	12/22/54	13,437	13,417
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	15,323	15,416
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	8,951	8,979
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	28,898	29,457
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	26,466	27,669
4,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	13,371
4,7	Master Credit Card Trust 2013-3A	2.280%	1/22/18	4,219	4,218
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.621%	4/25/34	1,284	1,148
4,6	MBNA Credit Card Master Note Trust 2004-
	A3	0.693%	8/16/21	89,145	88,688
4	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	18,610	18,690
4	Mercedes-Benz Auto Receivables Trust 2015-
	1	1.750%	12/15/21	21,700	21,845
4,6,7Mercedes-Benz Master Owner Trust 2015-B		0.813%	4/15/20	9,160	9,132
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	2.399%	2/25/33	2,049	1,996
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.861%	7/25/33	616	606
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	6,758	6,779
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	8,072	8,442
4,7	Miramax LLC 2014-1A	3.340%	7/20/26	3,414	3,422
4	ML-CFC Commercial Mortgage Trust 2006-2	6.094%	6/12/46	1,107	1,105
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	5,892	5,883
4,7	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	2,246	2,247
4,7	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	27,566	27,869
4,7	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	13,700	13,729
4,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	33,860	33,945
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	21,300	22,302
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	2,000	2,122
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	5,700	5,868
4,7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	37,985	38,660
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.219%	7/15/46	27,100	29,939
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	9,836	10,120
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	8,445	9,240
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.360%	8/15/46	45,116	50,139
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	8,080	8,618
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	8,300	9,112
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	6,400	6,596
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	2,940	3,026

4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	27,425	28,489
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	16,600	18,218
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	17,500	19,182
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	22,440	24,623
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	5.059%	4/15/47	1,895	1,973
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	36,935	40,118
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	9,540	10,263
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.483%	6/15/47	12,300	13,487
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.916%	6/15/47	12,300	13,632
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	20,365	21,881
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	5,340	5,711
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	11,150	12,126
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.326%	12/15/47	14,610	15,316
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	6,390	6,758
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.069%	2/15/48	8,060	8,331
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	13,733	14,203
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	23,040	24,005
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	24,660	26,413
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.479%	5/15/48	20,280	21,289
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.732%	5/15/48	32,895	35,241
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	12,060	12,678
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	11,700	12,442
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C29	3.325%	5/15/49	8,190	8,435
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C29	4.912%	5/15/49	2,210	2,177
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	34,533	34,615
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	10,308	10,409
4	Morgan Stanley Capital I Trust 2007-IQ15	6.114%	6/11/49	30,958	32,103
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	44,220	46,075
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	16,052	16,851
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,660
4,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,045	17,770
4,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	29,933
4,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	25,728

4,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	31,420	32,607
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	35,680	38,390
4	Morgan Stanley Capital I Trust 2015-UBS8	4.745%	12/15/48	11,440	11,413
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.333%	6/25/36	9,539	8,384
7	National Australia Bank Ltd.	2.250%	3/16/21	20,840	21,028
4,6	Navient Student Loan Trust 2015-3	1.089%	6/26/56	23,540	22,063
4,6	New Mexico Educational Assistance
	Foundation 2013-1	1.134%	1/2/25	21,729	20,946
4,7	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	15,220	15,216
4	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	5,380	5,388
4	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	7,870	7,937
4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	12,139	12,128
6	North Carolina State Education Assistance
	Authority 2011-1	1.538%	1/26/26	15,920	15,896
4,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	11,024
4,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,360	8,360
4,6,7PFS Financing Corp. 2014-AA		1.033%	2/15/19	8,300	8,267
4,6,7PFS Financing Corp. 2015-AA		1.053%	4/15/20	10,150	10,026
4,7	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	14,440	14,371
4,6,7Progress Residential 2015-SFR1 Trust		2.286%	2/17/32	970	964
4,7	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	7,317	7,354
4,7	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	25,260	25,694
4,7	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	9,310	9,494
4,6,7Resimac MBS Trust 2014-1A		1.332%	12/12/45	13,432	13,340
4,6,7Resimac Premier Series 2016-1A		1.829%	10/10/47	63,220	63,220
4,8	RFMSI Series 2006-SA2 Trust	3.750%	8/25/36	21,190	18,493
4,8	RFMSI Series 2006-SA3 Trust	3.889%	9/25/36	7,585	6,228
	Royal Bank of Canada	2.200%	9/23/19	31,080	31,709
	Royal Bank of Canada	2.100%	10/14/20	31,900	32,219
4	Royal Bank of Canada	1.875%	2/5/21	24,700	24,790
	Royal Bank of Canada	2.300%	3/22/21	23,218	23,557
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	24,054	24,123
4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	3,648	3,649
4	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	5,170	5,170
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	14,985	14,852
4	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	7,040	7,042
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	24,580	24,741
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	24,580	24,876
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	24,440	24,460
7	SBA Tower Trust	3.156%	10/15/20	17,930	17,863
4,6,7Silver Bay Realty 2014-1 Trust		1.436%	9/17/31	10,497	10,166
4,6,7Silver Bay Realty 2014-1 Trust		1.886%	9/17/31	6,500	6,282
4,6	SLM Student Loan Trust 2005-5	0.738%	4/25/25	28,520	28,129
4,6	SLM Student Loan Trust 2005-9	0.758%	1/27/25	4,908	4,894
4,7	SLM Student Loan Trust 2014-A	2.590%	1/15/26	4,500	4,492

4,7	SLMAPRVT Student Loan Trust 2013-1	2.500%	3/15/47	8,000	7,739
4,7	SLMAPRVT Student Loan Trust 2013-B	3.000%	5/16/44	14,700	14,312
4,7	SLMAPRVT Student Loan Trust 2013-C	3.500%	6/15/44	5,860	5,872
4,7	SLMAPRVT Student Loan Trust 2014-A	3.500%	11/15/44	4,100	4,097
4,6,7SLMPRVT Student Loan Trust 2011-A		1.433%	10/15/24	862	862
4,7	SLMPRVT Student Loan Trust 2011-A	4.370%	4/17/28	12,100	12,464
4,7	SLMPRVT Student Loan Trust 2011-B	3.740%	2/15/29	60,000	61,190
4,7	SLMPRVT Student Loan Trust 2011-C	4.540%	10/17/44	20,663	21,496
4,7	SLMPRVT Student Loan Trust 2012-B	3.480%	10/15/30	12,493	12,726
4,6,7SLMPRVT Student Loan Trust 2012-E		1.183%	10/16/23	4,697	4,689
4,6,7SLMPRVT Student Loan Trust 2013-1		1.483%	5/17/27	24,000	23,664
4,7	SLMPRVT Student Loan Trust 2013-B	1.850%	6/17/30	14,650	14,437
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	48	48
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	9,023	9,009
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	12,252	12,216
4,7	Sonic Capital LLC 2011-1A	5.438%	5/20/41	12,664	12,986
4,7	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	24,490	24,486
7	Stadshypotek AB	1.750%	4/9/20	35,833	36,073
4,6,7SWAY Residential 2014-1 Trust		1.736%	1/17/32	22,706	22,358
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	14,500	14,813
4	Synchrony Credit Card Master Note Trust
	2015-3	2.380%	9/15/23	40,360	40,843
4,7	Tidewater Auto Receivables Trust 2014-AA	1.400%	7/15/18	931	930
4,7	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	13,340	13,337
4,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	22,300	23,663
7	Toronto-Dominion Bank	1.950%	4/2/20	35,735	35,944
7	Toronto-Dominion Bank	2.250%	3/15/21	29,330	29,840
4,6,7Trade MAPS 1 Ltd. 2013-1A		1.136%	12/10/18	38,953	38,854
4,6,7Trade MAPS 1 Ltd. 2013-1A		1.686%	12/10/18	5,640	5,588
4,6,7Trade MAPS 1 Ltd. 2013-1A		2.686%	12/10/18	3,095	3,066
4,6,7Trafigura Securitisation Finance plc 2014-1A		1.383%	10/15/18	20,770	20,525
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,361
4,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	24,595	25,789
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	8,915	9,146
4,7	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	13,250	13,694
4,7	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,801
4,7	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	3,270	3,495
4,7	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	2,450	2,469
4,7	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	46,804	46,203
4,7	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	9,160	9,179
4,7	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	9,220	9,274
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	2,607	2,606
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	38,995	39,261
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	32,444	32,908
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.750%	1/25/33	188	184
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.417%	8/25/33	1,162	1,141

4 WaMu Mortgage Pass-Through Certificates
Series 2003-AR9	2.522%	9/25/33	1,611	1,603
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	29,967	31,044
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	3.539%	10/15/45	1,650	1,740
4 Wells Fargo Commercial Mortgage Trust
2013-LC12	3.928%	7/15/46	8,075	8,751
4 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.218%	7/15/46	34,646	38,453
4 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.433%	7/15/46	4,906	5,338
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	17,100	18,094
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	43,100	46,663
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	7,100	7,638
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.322%	8/15/50	12,250	13,368
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.458%	8/15/50	6,830	7,390
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.244%	12/15/47	31,900	33,335
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	2,255	2,375
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	13,450	13,855
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	16,400	16,814
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	7,350	7,562
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.278%	2/15/48	8,570	8,968
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.451%	2/15/48	26,050	27,377
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	4,194	4,415
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	31,575	33,613
4 Wells Fargo Commercial Mortgage Trust
2015-C29	4.366%	6/15/48	12,420	13,182
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.411%	9/15/58	34,310	35,766
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	20,610	21,984
4 Wells Fargo Commercial Mortgage Trust
2015-C30	4.067%	9/15/58	17,222	18,205
4 Wells Fargo Commercial Mortgage Trust
2015-C30	4.646%	9/15/58	10,120	10,756
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	24,490	26,594
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	8,550	9,139
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.690%	9/15/58	3,200	3,469

4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.690%	9/15/58	8,000	8,437
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	7,730	8,204
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	23,195	24,973
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	21,780	22,986
4,8	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.743%	10/25/36	17,291	15,724
4,7	Wendys Funding LLC 2015-1	3.371%	6/15/45	11,517	11,344
4,7	Wendys Funding LLC 2015-1	4.080%	6/15/45	16,248	16,032
4,7	Wendys Funding LLC 2015-1A	4.497%	6/15/45	6,458	6,374
7	Westpac Banking Corp.	2.000%	3/3/20	39,860	40,176
7	Westpac Banking Corp.	2.250%	11/9/20	23,930	24,152
7	Westpac Banking Corp.	2.100%	2/25/21	19,780	19,902
4,7	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	38,950	41,232
4,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,545	12,715
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	10,955	11,324
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,630	12,396
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,487
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,400	4,582
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	23,790	24,562
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,992
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,302
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	22,490	24,052
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	2,800	3,087
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	14,650	16,518
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	3,500	3,723
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	9,770	10,658
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	6,710	7,194
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	25,260	27,890
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.823%	12/15/46	5,775	6,543
4	WFRBS Commercial Mortgage Trust 2014-
	C14	3.766%	3/15/47	1,300	1,395
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	20,984	22,965
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	21,637	23,072
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	38,941	42,356
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	11,110	11,717
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	4,500	4,531
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	32,990	35,376

4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	7,130	7,687
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	12,290	13,105
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	8,285	9,041
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	17,840	18,893
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	2,100	2,225
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	35,728	39,042
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	19,000	18,990
4,6	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.913%	2/15/22	20,670	20,567
4	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	6,555	6,545
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,319,953)					11,466,254
Corporate Bonds (54.3%)
Finance (25.8%)
	Banking (20.8%)
	Abbey National Treasury Services plc	1.375%	3/13/17	93,971	94,132
	Abbey National Treasury Services plc	1.650%	9/29/17	5,280	5,291
	Abbey National Treasury Services plc	3.050%	8/23/18	45,920	47,310
	Abbey National Treasury Services plc	2.000%	8/24/18	16,087	16,187
	Abbey National Treasury Services plc	2.500%	3/14/19	65,240	66,063
	Abbey National Treasury Services plc	2.350%	9/10/19	64,539	65,323
7	ABN AMRO Bank NV	1.800%	6/4/18	28,325	28,392
7	ABN AMRO Bank NV	2.500%	10/30/18	15,915	16,215
	American Express Centurion Bank	6.000%	9/13/17	64,650	68,548
	American Express Co.	6.150%	8/28/17	19,963	21,199
	American Express Co.	7.000%	3/19/18	19,387	21,272
	American Express Credit Corp.	2.800%	9/19/16	56,170	56,585
	American Express Credit Corp.	2.375%	3/24/17	31,210	31,628
	American Express Credit Corp.	1.550%	9/22/17	11,440	11,484
	American Express Credit Corp.	1.875%	11/5/18	36,146	36,382
	American Express Credit Corp.	2.125%	3/18/19	17,349	17,647
	American Express Credit Corp.	2.250%	8/15/19	24,247	24,638
	American Express Credit Corp.	2.375%	5/26/20	34,000	34,648
	American Express Credit Corp.	2.600%	9/14/20	18,542	18,984
7	ANZ New Zealand Int'l Ltd.	2.750%	2/3/21	14,000	14,165
7	ANZ New Zealand International Ltd.	1.750%	3/29/18	29,305	29,303
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	14,042	14,176
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	16,600	16,562
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	31,080	31,292
7	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	9,015	9,264
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	19,232	19,494
	Bank of America Corp.	6.050%	5/16/16	33,472	33,530
	Bank of America Corp.	6.500%	8/1/16	81,244	82,337
	Bank of America Corp.	5.420%	3/15/17	21,197	21,913
	Bank of America Corp.	5.700%	5/2/17	6,525	6,779
	Bank of America Corp.	6.400%	8/28/17	14,568	15,454
	Bank of America Corp.	6.000%	9/1/17	43,443	45,904
	Bank of America Corp.	2.000%	1/11/18	36,484	36,630
	Bank of America Corp.	6.875%	4/25/18	47,676	52,293
	Bank of America Corp.	5.650%	5/1/18	15,500	16,635

	Bank of America Corp.	1.950%	5/12/18	29,300	29,365
	Bank of America Corp.	6.500%	7/15/18	7,949	8,702
	Bank of America Corp.	2.600%	1/15/19	138,123	140,456
	Bank of America NA	1.125%	11/14/16	63,100	63,162
	Bank of America NA	5.300%	3/15/17	9,760	10,092
	Bank of America NA	6.100%	6/15/17	6,429	6,746
	Bank of America NA	1.650%	3/26/18	70,815	70,976
	Bank of America NA	1.750%	6/5/18	53,480	53,668
	Bank of Montreal	1.300%	7/14/17	19,000	19,066
	Bank of Montreal	1.400%	9/11/17	10,557	10,613
	Bank of Montreal	1.450%	4/9/18	10,670	10,692
	Bank of Montreal	1.400%	4/10/18	28,357	28,436
	Bank of Montreal	1.800%	7/31/18	7,360	7,401
	Bank of New York Mellon Corp.	2.300%	7/28/16	8,594	8,628
	Bank of New York Mellon Corp.	2.400%	1/17/17	28,950	29,201
	Bank of New York Mellon Corp.	1.969%	6/20/17	8,100	8,185
	Bank of New York Mellon Corp.	2.100%	1/15/19	3,460	3,518
	Bank of New York Mellon Corp.	2.200%	5/15/19	43,940	44,765
	Bank of New York Mellon Corp.	2.300%	9/11/19	29,290	30,001
	Bank of New York Mellon Corp.	2.150%	2/24/20	21,000	21,321
	Bank of New York Mellon Corp.	2.600%	8/17/20	19,120	19,658
	Bank of New York Mellon Corp.	2.450%	11/27/20	10,236	10,471
	Bank of Nova Scotia	1.375%	7/15/16	38,978	39,048
	Bank of Nova Scotia	2.550%	1/12/17	41,273	41,735
	Bank of Nova Scotia	1.250%	4/11/17	9,765	9,788
	Bank of Nova Scotia	1.375%	12/18/17	31,425	31,486
	Bank of Nova Scotia	1.450%	4/25/18	18,083	18,092
	Bank of Nova Scotia	1.700%	6/11/18	37,000	37,226
	Bank of Nova Scotia	2.050%	10/30/18	44,371	44,549
	Bank of Nova Scotia	2.050%	6/5/19	10,850	10,953
	Bank of Nova Scotia	2.350%	10/21/20	7,787	7,918
	Bank of Nova Scotia	2.450%	3/22/21	63,860	64,700
	Bank of Nova Scotia	2.800%	7/21/21	5,656	5,815
	Bank of Nova Scotia	4.500%	12/16/25	38,050	39,290
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	32,373	32,593
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	11,750	11,856
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	39,075	39,168
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	27,975	28,583
7	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	50,515	51,612
7	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	36,140	36,418
7	Banque Ouest Africaine de Developpement	5.500%	5/6/21	6,500	6,440
	Barclays Bank plc	5.000%	9/22/16	15,695	15,954
	Barclays plc	2.750%	11/8/19	34,554	34,619
	BB&T Corp.	2.150%	3/22/17	69,521	70,131
	BB&T Corp.	4.900%	6/30/17	9,750	10,142
	BB&T Corp.	1.600%	8/15/17	6,820	6,850
	BB&T Corp.	2.050%	6/19/18	18,058	18,250
	BB&T Corp.	2.450%	1/15/20	24,415	24,951
	Bear Stearns Cos. LLC	5.550%	1/22/17	24,436	25,158
	Bear Stearns Cos. LLC	6.400%	10/2/17	38,076	40,683
	Bear Stearns Cos. LLC	7.250%	2/1/18	21,551	23,587
6,9	Belfius Financing Co.	1.289%	2/9/17	2,900	4,172
	BNP Paribas SA	1.375%	3/17/17	46,900	47,001
	BNP Paribas SA	2.375%	9/14/17	32,097	32,498
	BNP Paribas SA	2.700%	8/20/18	79,778	81,775
	BNP Paribas SA	2.400%	12/12/18	2,850	2,899
	BPCE SA	1.625%	2/10/17	11,475	11,513

	BPCE SA	1.613%	7/25/17	16,390	16,388
	BPCE SA	1.625%	1/26/18	1,761	1,763
10	BPCE SA	4.500%	4/17/18	7,800	6,054
	BPCE SA	2.500%	12/10/18	77,265	78,684
	BPCE SA	2.500%	7/15/19	7,500	7,619
10	BPCE SA	3.500%	4/24/20	21,990	16,557
	BPCE SA	2.650%	2/3/21	16,020	16,354
	Branch Banking & Trust Co.	5.625%	9/15/16	9,510	9,661
	Branch Banking & Trust Co.	1.000%	4/3/17	25,400	25,403
	Branch Banking & Trust Co.	1.350%	10/1/17	29,280	29,326
7	Caisse Centrale Desjardins	1.750%	1/29/18	68,370	68,226
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	27,065	27,104
	Capital One Bank USA NA	1.150%	11/21/16	11,720	11,728
	Capital One Bank USA NA	1.200%	2/13/17	8,750	8,743
	Capital One Bank USA NA	2.150%	11/21/18	11,650	11,702
	Capital One Bank USA NA	2.250%	2/13/19	24,420	24,470
	Capital One Bank USA NA	2.300%	6/5/19	22,420	22,351
	Capital One Financial Corp.	6.150%	9/1/16	4,335	4,405
	Capital One Financial Corp.	2.450%	4/24/19	25,525	25,815
	Capital One NA	1.500%	9/5/17	17,570	17,520
	Capital One NA	1.650%	2/5/18	27,200	27,126
	Capital One NA	1.500%	3/22/18	60,395	59,930
	Citigroup Inc.	1.350%	3/10/17	15,084	15,107
	Citigroup Inc.	1.850%	11/24/17	60,550	60,756
	Citigroup Inc.	1.800%	2/5/18	36,140	36,172
	Citigroup Inc.	1.700%	4/27/18	83,010	83,061
	Citigroup Inc.	1.750%	5/1/18	54,775	54,831
	Citigroup Inc.	2.150%	7/30/18	7,400	7,454
	Citigroup Inc.	2.500%	9/26/18	55,110	56,065
	Citigroup Inc.	2.550%	4/8/19	43,747	44,536
	Citigroup Inc.	2.500%	7/29/19	21,060	21,412
	Citigroup Inc.	4.600%	3/9/26	9,410	9,775
4,7,11 Colonial BancGroup Inc.		7.114%	5/29/49	25,100	3
	Commonwealth Bank of Australia	1.125%	3/13/17	9,750	9,760
	Commonwealth Bank of Australia	1.400%	9/8/17	53,400	53,504
	Commonwealth Bank of Australia	1.900%	9/18/17	19,030	19,173
	Commonwealth Bank of Australia	1.625%	3/12/18	23,445	23,535
	Commonwealth Bank of Australia	2.500%	9/20/18	49,120	50,212
	Commonwealth Bank of Australia	1.750%	11/2/18	21,785	21,868
	Commonwealth Bank of Australia	2.250%	3/13/19	57,815	58,757
	Commonwealth Bank of Australia	2.300%	9/6/19	46,435	47,178
	Commonwealth Bank of Australia	2.300%	3/12/20	21,490	21,740
	Commonwealth Bank of Australia	2.400%	11/2/20	27,583	27,813
	Commonwealth Bank of Australia	2.550%	3/15/21	43,400	44,229
7	Commonwealth Bank of Australia	4.500%	12/9/25	39,860	40,870
	Cooperatieve Rabobank UA	1.700%	3/19/18	31,513	31,732
10	Cooperatieve Rabobank UA	7.250%	4/20/18	14,750	12,078
	Cooperatieve Rabobank UA	2.250%	1/14/19	76,230	77,524
	Cooperatieve Rabobank UA	2.250%	1/14/20	25,125	25,272
	Cooperatieve Rabobank UA	4.500%	1/11/21	31,248	34,410
	Cooperatieve Rabobank UA	2.500%	1/19/21	40,701	41,291
	Cooperatieve Rabobank UA	4.625%	12/1/23	7,800	8,301
	Countrywide Financial Corp.	6.250%	5/15/16	37,914	37,977
	Credit Suisse	1.375%	5/26/17	46,525	46,528
	Credit Suisse	1.750%	1/29/18	40,800	40,913
	Credit Suisse	1.700%	4/27/18	58,595	58,586
	Credit Suisse	2.300%	5/28/19	69,795	70,657

	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	14,655	14,556
7	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	23,415	23,445
7	Danske Bank A/S	2.750%	9/17/20	23,273	23,593
7	Danske Bank A/S	2.800%	3/10/21	51,184	52,436
	Deutsche Bank AG	1.875%	2/13/18	26,405	26,360
	Deutsche Bank AG	2.500%	2/13/19	10,735	10,780
	Deutsche Bank AG	2.950%	8/20/20	9,787	9,832
	Deutsche Bank AG	3.125%	1/13/21	2,617	2,623
	Discover Bank	2.600%	11/13/18	24,412	24,688
	Discover Bank	3.100%	6/4/20	24,430	24,869
	Fifth Third Bank	2.150%	8/20/18	32,157	32,461
	Fifth Third Bank	2.300%	3/15/19	26,956	27,200
	Fifth Third Bank	2.375%	4/25/19	25,627	25,990
	Fifth Third Bank	3.850%	3/15/26	5,320	5,480
	First Republic Bank	2.375%	6/17/19	47,605	47,564
	Goldman Sachs Group Inc.	5.625%	1/15/17	37,115	38,217
9	Goldman Sachs Group Inc.	6.125%	5/14/17	37,400	56,972
	Goldman Sachs Group Inc.	6.250%	9/1/17	73,865	78,381
	Goldman Sachs Group Inc.	5.950%	1/18/18	108,310	115,903
	Goldman Sachs Group Inc.	2.375%	1/22/18	80,630	81,604
	Goldman Sachs Group Inc.	6.150%	4/1/18	31,713	34,278
	Goldman Sachs Group Inc.	2.900%	7/19/18	81,521	83,510
10	Goldman Sachs Group Inc.	5.000%	8/8/18	12,310	9,686
	Goldman Sachs Group Inc.	2.625%	1/31/19	68,810	70,217
	Goldman Sachs Group Inc.	2.550%	10/23/19	27,660	28,090
	Goldman Sachs Group Inc.	5.375%	3/15/20	20,957	23,250
	Goldman Sachs Group Inc.	2.750%	9/15/20	58,775	59,639
	Goldman Sachs Group Inc.	2.875%	2/25/21	9,055	9,203
	Goldman Sachs Group Inc.	2.625%	4/25/21	16,148	16,217
	Goldman Sachs Group Inc.	5.750%	1/24/22	37,173	42,778
	Goldman Sachs Group Inc.	4.000%	3/3/24	6,748	7,102
	Goldman Sachs Group Inc.	3.850%	7/8/24	7,671	7,973
	Goldman Sachs Group Inc.	3.750%	2/25/26	9,760	10,005
7	HSBC Bank plc	1.500%	5/15/18	17,965	17,921
	HSBC Bank USA NA	6.000%	8/9/17	10,110	10,629
	HSBC Holdings plc	3.400%	3/8/21	53,645	55,575
	HSBC Holdings plc	4.300%	3/8/26	18,376	19,315
	HSBC USA Inc.	1.625%	1/16/18	56,555	56,495
	HSBC USA Inc.	2.625%	9/24/18	36,735	37,425
	HSBC USA Inc.	2.250%	6/23/19	29,545	29,801
	HSBC USA Inc.	2.375%	11/13/19	48,435	49,310
	HSBC USA Inc.	2.350%	3/5/20	49,334	49,780
	HSBC USA Inc.	2.750%	8/7/20	41,414	42,042
	Huntington Bancshares Inc.	2.600%	8/2/18	34,190	34,579
	Huntington Bancshares Inc.	3.150%	3/14/21	26,426	27,021
	Huntington National Bank	2.000%	6/30/18	53,720	53,982
	Huntington National Bank	2.200%	11/6/18	21,120	21,234
	Huntington National Bank	2.875%	8/20/20	33,581	33,840
7	ING Bank NV	1.800%	3/16/18	8,204	8,232
7	ING Bank NV	2.450%	3/16/20	39,075	39,574
7	ING Bank NV	2.700%	8/17/20	3,907	3,973
7	ING Bank NV	2.750%	3/22/21	20,235	20,705
	Intesa Sanpaolo SPA	2.375%	1/13/17	18,283	18,366
	Intesa Sanpaolo SPA	3.875%	1/16/18	26,174	26,859
	JPMorgan Chase & Co.	1.350%	2/15/17	12,476	12,514
	JPMorgan Chase & Co.	2.000%	8/15/17	25,984	26,235
	JPMorgan Chase & Co.	1.800%	1/25/18	19,720	19,821

	JPMorgan Chase & Co.	1.700%	3/1/18	58,963	59,145
	JPMorgan Chase & Co.	1.625%	5/15/18	3,685	3,694
	JPMorgan Chase & Co.	2.350%	1/28/19	85,037	86,544
	JPMorgan Chase & Co.	2.200%	10/22/19	73,137	74,059
	JPMorgan Chase & Co.	2.250%	1/23/20	63,282	63,703
	JPMorgan Chase & Co.	2.750%	6/23/20	88,183	90,185
	JPMorgan Chase & Co.	4.250%	10/15/20	7,794	8,429
	JPMorgan Chase & Co.	2.550%	10/29/20	56,519	57,232
	JPMorgan Chase & Co.	2.550%	3/1/21	27,700	28,023
4	JPMorgan Chase & Co.	5.300%	12/29/49	14,010	14,010
	JPMorgan Chase Bank NA	5.875%	6/13/16	9,750	9,803
9	JPMorgan Chase Bank NA	5.375%	9/28/16	13,750	20,415
	JPMorgan Chase Bank NA	6.000%	7/5/17	8,592	9,051
	JPMorgan Chase Bank NA	6.000%	10/1/17	35,313	37,500
	KeyBank NA	1.650%	2/1/18	5,305	5,309
	KeyBank NA	1.700%	6/1/18	9,750	9,750
	KeyBank NA	2.350%	3/8/19	50,143	50,732
	Lloyds Bank plc	1.750%	5/14/18	11,532	11,538
	Lloyds Bank plc	2.000%	8/17/18	20,928	21,001
	Lloyds Bank plc	2.300%	11/27/18	13,185	13,361
	Lloyds Bank plc	2.350%	9/5/19	15,160	15,309
	Lloyds Bank plc	2.400%	3/17/20	34,190	34,589
	Lloyds Bank plc	4.650%	3/24/26	33,790	34,200
7	Macquarie Bank Ltd.	1.600%	10/27/17	57,550	57,530
7	Macquarie Bank Ltd.	2.400%	1/21/20	36,370	36,197
7	Macquarie Bank Ltd.	2.850%	1/15/21	43,910	44,636
7	Macquarie Bank Ltd.	4.875%	6/10/25	21,000	21,493
7	Macquarie Bank Ltd.	3.900%	1/15/26	1,460	1,500
	Manufacturers & Traders Trust Co.	1.250%	1/30/17	9,750	9,769
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	39,089	42,027
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	34,010	33,907
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	38,480	39,091
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	40,550	40,898
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	19,530	19,479
4	Manufacturers & Traders Trust Co.	5.629%	12/1/21	9,755	9,461
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	68,345	69,689
7	Mitsubishi UFJ Trust & Banking Corp.	1.600%	10/16/17	29,290	29,276
7	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	29,290	29,704
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	30,625	31,110
	Morgan Stanley	5.750%	10/18/16	69,245	70,717
	Morgan Stanley	5.450%	1/9/17	27,352	28,147
	Morgan Stanley	5.550%	4/27/17	19,495	20,300
	Morgan Stanley	6.250%	8/28/17	8,665	9,186
	Morgan Stanley	5.950%	12/28/17	54,821	58,550
	Morgan Stanley	1.875%	1/5/18	62,508	62,751
	Morgan Stanley	6.625%	4/1/18	17,971	19,584
	Morgan Stanley	2.125%	4/25/18	14,001	14,130
	Morgan Stanley	2.500%	1/24/19	33,000	33,546
	Morgan Stanley	2.375%	7/23/19	37,332	37,809
	Morgan Stanley	5.625%	9/23/19	7,458	8,281
	Morgan Stanley	5.500%	1/26/20	14,636	16,231
	Morgan Stanley	2.650%	1/27/20	32,700	33,173
	Morgan Stanley	2.800%	6/16/20	10,277	10,480
	Morgan Stanley	2.500%	4/21/21	30,379	30,446
12	Morgan Stanley	1.750%	3/11/24	33,100	38,293
	Morgan Stanley	4.000%	7/23/25	3,776	3,967
	Morgan Stanley	3.875%	1/27/26	15,741	16,321

MUFG Americas Holdings Corp.	1.625%	2/9/18	14,400	14,330
MUFG Americas Holdings Corp.	2.250%	2/10/20	29,300	29,318
MUFG Union Bank NA	5.950%	5/11/16	53,730	53,786
MUFG Union Bank NA	3.000%	6/6/16	56,590	56,701
MUFG Union Bank NA	1.500%	9/26/16	14,855	14,883
MUFG Union Bank NA	2.125%	6/16/17	29,740	29,880
MUFG Union Bank NA	2.625%	9/26/18	39,640	40,339
MUFG Union Bank NA	2.250%	5/6/19	24,420	24,659
National Australia Bank Ltd.	2.300%	7/25/18	21,800	22,116
National Australia Bank Ltd.	2.000%	1/14/19	21,829	22,004
National Bank of Canada	2.100%	12/14/18	26,935	27,199
National City Bank	5.250%	12/15/16	14,750	15,134
National City Bank	5.800%	6/7/17	14,625	15,310
National City Corp.	6.875%	5/15/19	8,085	9,130
7 Nationwide Building Society	2.350%	1/21/20	14,328	14,422
7 Nordea Bank AB	1.875%	9/17/18	16,220	16,311
7 Nordea Bank AB	2.500%	9/17/20	12,568	12,769
PNC Bank NA	5.250%	1/15/17	27,935	28,726
PNC Bank NA	1.125%	1/27/17	46,690	46,777
PNC Bank NA	4.875%	9/21/17	22,535	23,501
PNC Bank NA	1.500%	10/18/17	48,800	49,026
PNC Bank NA	6.000%	12/7/17	4,885	5,175
PNC Bank NA	1.500%	2/23/18	55,800	55,980
PNC Bank NA	6.875%	4/1/18	4,197	4,602
PNC Bank NA	1.600%	6/1/18	81,400	81,785
PNC Bank NA	1.850%	7/20/18	24,260	24,461
PNC Bank NA	1.800%	11/5/18	31,674	31,939
PNC Bank NA	2.200%	1/28/19	48,707	49,494
PNC Bank NA	2.250%	7/2/19	44,590	45,378
PNC Bank NA	2.400%	10/18/19	71,148	72,587
PNC Bank NA	2.300%	6/1/20	14,636	14,811
PNC Bank NA	2.600%	7/21/20	14,430	14,812
PNC Bank NA	2.450%	11/5/20	15,636	15,881
PNC Bank NA	2.150%	4/29/21	30,821	30,933
PNC Funding Corp.	2.700%	9/19/16	40,143	40,368
PNC Funding Corp.	5.625%	2/1/17	4,380	4,518
PNC Funding Corp.	5.125%	2/8/20	7,230	8,010
Regions Bank	7.500%	5/15/18	7,579	8,323
Regions Financial Corp.	2.000%	5/15/18	27,350	27,275
Royal Bank of Canada	1.250%	6/16/17	19,520	19,573
Royal Bank of Canada	1.400%	10/13/17	26,360	26,449
Royal Bank of Canada	1.500%	1/16/18	3,900	3,916
Royal Bank of Canada	2.200%	7/27/18	25,890	26,335
Royal Bank of Canada	1.800%	7/30/18	18,752	18,886
Royal Bank of Canada	2.000%	12/10/18	21,270	21,571
Royal Bank of Canada	2.350%	10/30/20	26,240	26,775
Royal Bank of Canada	2.500%	1/19/21	39,246	40,347
Royal Bank of Canada	4.650%	1/27/26	11,520	12,008
Santander Bank NA	8.750%	5/30/18	33,955	37,690
Santander UK Group Holdings plc	3.125%	1/8/21	19,520	19,622
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	16,880	17,237
4 State Street Corp.	5.250%	12/29/49	14,020	14,160
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	8,079	8,225
SunTrust Banks Inc.	3.500%	1/20/17	12,711	12,893
SunTrust Banks Inc.	6.000%	9/11/17	8,795	9,300
SunTrust Banks Inc.	2.900%	3/3/21	23,102	23,495
Svenska Handelsbanken AB	2.500%	1/25/19	22,830	23,429

	Svenska Handelsbanken AB	2.400%	10/1/20	18,853	19,182
	Svenska Handelsbanken AB	2.450%	3/30/21	32,235	32,812
7	Swedbank AB	2.650%	3/10/21	33,221	33,959
	Synchrony Financial	3.000%	8/15/19	85,990	87,190
	Synchrony Financial	2.700%	2/3/20	39,200	39,223
	Synchrony Financial	4.250%	8/15/24	9,760	10,016
	Toronto-Dominion Bank	2.500%	7/14/16	23,423	23,513
	Toronto-Dominion Bank	1.625%	3/13/18	48,860	49,156
	Toronto-Dominion Bank	1.400%	4/30/18	28,510	28,597
	Toronto-Dominion Bank	1.750%	7/23/18	51,810	52,155
	Toronto-Dominion Bank	2.125%	7/2/19	63,831	64,754
	Toronto-Dominion Bank	2.250%	11/5/19	57,880	59,609
	Toronto-Dominion Bank	2.500%	12/14/20	22,500	22,969
	Toronto-Dominion Bank	2.125%	4/7/21	57,700	57,943
	UBS AG	1.800%	3/26/18	69,340	69,574
	UBS AG	2.375%	8/14/19	49,228	50,088
7	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	24,395	24,591
	US Bank NA	1.100%	1/30/17	5,729	5,740
	US Bank NA	1.375%	9/11/17	42,077	42,222
	US Bank NA	1.350%	1/26/18	22,067	22,147
	US Bank NA	2.125%	10/28/19	37,470	38,079
	Wachovia Corp.	5.750%	6/15/17	29,816	31,306
	Wachovia Corp.	5.750%	2/1/18	53,681	57,705
11	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	1.400%	9/8/17	36,020	36,102
	Wells Fargo & Co.	5.625%	12/11/17	19,840	21,184
	Wells Fargo & Co.	1.500%	1/16/18	40,770	40,936
10	Wells Fargo & Co.	4.250%	1/25/18	4,880	3,779
	Wells Fargo & Co.	2.150%	1/15/19	22,935	23,313
	Wells Fargo & Co.	2.125%	4/22/19	65,816	66,922
10	Wells Fargo & Co.	4.000%	8/8/19	4,500	3,480
	Wells Fargo & Co.	2.150%	1/30/20	74,665	75,516
	Wells Fargo & Co.	2.600%	7/22/20	61,255	62,751
	Wells Fargo & Co.	2.550%	12/7/20	32,181	32,736
	Wells Fargo Bank NA	6.000%	11/15/17	53,763	57,480
	Westpac Banking Corp.	1.050%	11/25/16	24,571	24,620
	Westpac Banking Corp.	1.200%	5/19/17	19,436	19,451
	Westpac Banking Corp.	2.000%	8/14/17	54,486	55,006
	Westpac Banking Corp.	1.500%	12/1/17	48,825	48,762
	Westpac Banking Corp.	1.600%	1/12/18	44,378	44,560
	Westpac Banking Corp.	1.550%	5/25/18	30,270	30,353
	Westpac Banking Corp.	2.250%	7/30/18	20,830	21,152
	Westpac Banking Corp.	1.950%	11/23/18	19,515	19,703
	Westpac Banking Corp.	2.250%	1/17/19	23,400	23,786
	Westpac Banking Corp.	4.875%	11/19/19	35,464	39,677
	Westpac Banking Corp.	2.300%	5/26/20	3,665	3,703
	Westpac Banking Corp.	2.600%	11/23/20	60,350	61,589

	Brokerage (0.5%)
	Charles Schwab Corp.	6.375%	9/1/17	5,860	6,250
	Charles Schwab Corp.	1.500%	3/10/18	19,535	19,625
	Franklin Resources Inc.	1.375%	9/15/17	15,056	15,106
	Jefferies Group LLC	5.125%	4/13/18	12,335	12,810
	Legg Mason Inc.	2.700%	7/15/19	5,860	5,900
11	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
	Nomura Holdings Inc.	2.000%	9/13/16	93,195	93,396

	Nomura Holdings Inc.	2.750%	3/19/19	26,430	26,815
	NYSE Euronext	2.000%	10/5/17	39,586	39,936
	Stifel Financial Corp.	3.500%	12/1/20	28,270	28,230
	TD Ameritrade Holding Corp.	2.950%	4/1/22	17,515	18,001

	Finance Companies (0.5%)
	Air Lease Corp.	5.625%	4/1/17	81,514	84,163
	Air Lease Corp.	2.125%	1/15/18	2,930	2,901
	Air Lease Corp.	3.375%	1/15/19	31,655	31,893
	Air Lease Corp.	3.750%	2/1/22	6,830	6,881
7	GE Capital International Funding Co.	2.342%	11/15/20	116,444	119,201
6	HSBC Finance Corp.	1.065%	6/1/16	17,234	17,235

	Insurance (2.4%)
	Aflac Inc.	2.400%	3/16/20	11,720	12,046
	Alleghany Corp.	5.625%	9/15/20	8,890	9,885
4,12 Allianz Finance II BV		5.750%	7/8/41	28,900	38,572
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	55,754	56,582
	Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,075	2,293
	Alterra Finance LLC	6.250%	9/30/20	9,765	11,054
	American Financial Group Inc.	9.875%	6/15/19	31,750	38,306
	American International Group Inc.	2.300%	7/16/19	5,036	5,100
	American International Group Inc.	3.300%	3/1/21	9,885	10,185
	American International Group Inc.	3.900%	4/1/26	3,710	3,778
	American International Group Inc.	3.875%	1/15/35	3,760	3,487
	Anthem Inc.	1.875%	1/15/18	19,336	19,422
4,12 Aquarius and Investments plc for Zurich
	Insurance Co. Ltd.	4.250%	10/2/43	10,532	13,393
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	25,904	28,728
	Assurant Inc.	2.500%	3/15/18	29,300	29,312
12	AXA SA	5.250%	4/16/40	12,100	15,351
4,12 AXA SA		5.125%	7/4/43	10,107	13,351
4,12 AXA SA		3.875%	5/20/49	11,831	13,713
	Axis Specialty Finance LLC	5.875%	6/1/20	11,618	12,920
	AXIS Specialty Finance plc	2.650%	4/1/19	14,650	14,735
	Berkshire Hathaway Finance Corp.	1.450%	3/7/18	7,945	8,022
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	24,144	26,265
	Berkshire Hathaway Finance Corp.	1.700%	3/15/19	28,310	28,706
	Berkshire Hathaway Inc.	2.200%	8/15/16	4,850	4,869
	Berkshire Hathaway Inc.	2.100%	8/14/19	4,875	5,001
	Berkshire Hathaway Inc.	2.750%	3/15/23	29,110	29,980
12	Berkshire Hathaway Inc.	1.300%	3/15/24	30,859	36,130
	Berkshire Hathaway Inc.	3.125%	3/15/26	17,625	18,322
	Chubb INA Holdings Inc.	2.300%	11/3/20	12,800	13,095
	Chubb INA Holdings Inc.	2.875%	11/3/22	15,795	16,374
	CNA Financial Corp.	7.350%	11/15/19	3,900	4,488
	CNA Financial Corp.	4.500%	3/1/26	17,475	17,997
4,9	CNP Assurances	7.375%	9/30/41	4,300	6,885
4,12 CNP Assurances		4.250%	6/5/45	1,900	2,152
4,12 CNP Assurances		4.500%	6/10/47	6,700	7,585
	Manulife Financial Corp.	4.150%	3/4/26	14,590	15,328
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	9,875	10,028
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	14,385	14,509
7	MassMutual Global Funding II	2.000%	4/5/17	8,141	8,232
7	MassMutual Global Funding II	2.100%	8/2/18	12,735	12,906
7	MassMutual Global Funding II	2.500%	10/17/22	14,335	14,279
	MetLife Inc.	1.756%	12/15/17	14,600	14,683

	MetLife Inc.	6.817%	8/15/18	13,300	14,915
	MetLife Inc.	7.717%	2/15/19	9,219	10,672
4	MetLife Inc.	5.250%	12/29/49	7,005	6,856
7	Metropolitan Life Global Funding I	1.500%	1/10/18	29,350	29,463
10	Metropolitan Life Global Funding I	4.500%	10/10/18	38,060	29,789
7	Metropolitan Life Global Funding I	2.300%	4/10/19	11,225	11,429
7	Metropolitan Life Global Funding I	2.000%	4/14/20	19,530	19,430
7	New York Life Global Funding	1.950%	2/11/20	17,975	17,997
4,7	Nippon Life Insurance Co.	4.700%	1/20/46	4,810	5,131
	PartnerRe Finance A LLC	6.875%	6/1/18	20,530	22,414
7	Pricoa Global Funding I	2.550%	11/24/20	6,830	6,899
	Principal Financial Group Inc.	1.850%	11/15/17	15,600	15,622
7	Principal Life Global Funding II	2.200%	4/8/20	28,665	28,702
4	Progressive Corp.	6.700%	6/15/67	9,760	9,223
	Prudential Financial Inc.	3.000%	5/12/16	11,725	11,730
	Prudential Financial Inc.	7.375%	6/15/19	10,442	12,097
	Prudential Financial Inc.	2.350%	8/15/19	9,790	9,913
	Prudential Financial Inc.	4.500%	11/15/20	1,423	1,562
	Prudential Financial Inc.	4.500%	11/16/21	18,449	20,279
4	Prudential Financial Inc.	5.375%	5/15/45	12,290	12,474
	Reinsurance Group of America Inc.	5.625%	3/15/17	12,900	13,349
	Reinsurance Group of America Inc.	6.450%	11/15/19	21,183	23,908
7	Reliance Standard Life Global Funding II	2.150%	10/15/18	27,320	27,425
7	Reliance Standard Life Global Funding II	2.500%	1/15/20	52,630	52,656
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	17,860	17,731
7	Reliance Standard Life Global Funding II	3.050%	1/20/21	8,275	8,408
7	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	60,100	61,279
	Torchmark Corp.	9.250%	6/15/19	7,053	8,437
	Travelers Cos. Inc.	5.800%	5/15/18	2,273	2,472
	Travelers Cos. Inc.	5.900%	6/2/19	2,930	3,302
	Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,666
	Trinity Acquisition plc	3.500%	9/15/21	11,710	11,908
	UnitedHealth Group Inc.	1.450%	7/17/17	27,900	28,054
	UnitedHealth Group Inc.	1.400%	12/15/17	12,210	12,269
	UnitedHealth Group Inc.	1.900%	7/16/18	30,270	30,816
	UnitedHealth Group Inc.	2.300%	12/15/19	9,765	10,049
	UnitedHealth Group Inc.	2.700%	7/15/20	14,640	15,245
	Unum Group	7.125%	9/30/16	13,498	13,815

	Real Estate Investment Trusts (1.6%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	29,896	29,769
	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	2.000%	2/6/17	112,260	112,197
	ARC Properties Operating Partnership
	LP/Clark Acquisition LLC	3.000%	2/6/19	22,495	22,205
	Boston Properties LP	3.700%	11/15/18	4,900	5,131
	Boston Properties LP	5.875%	10/15/19	32,163	36,119
	Brandywine Operating Partnership LP	5.700%	5/1/17	15,370	15,903
	Brandywine Operating Partnership LP	4.950%	4/15/18	21,275	22,258
	Brandywine Operating Partnership LP	3.950%	2/15/23	6,733	6,766
	DDR Corp.	7.500%	4/1/17	289	303
	DDR Corp.	4.750%	4/15/18	29,245	30,474
	DDR Corp.	7.500%	7/15/18	2,500	2,754
	DDR Corp.	7.875%	9/1/20	7,085	8,549
	Digital Realty Trust LP	5.875%	2/1/20	20,227	22,524
	Digital Realty Trust LP	3.400%	10/1/20	22,047	22,661
	Digital Realty Trust LP	3.950%	7/1/22	34,798	35,675

	Digital Realty Trust LP	4.750%	10/1/25	6,622	6,889
	Duke Realty LP	5.950%	2/15/17	882	914
	Duke Realty LP	6.500%	1/15/18	3,235	3,467
	ERP Operating LP	5.750%	6/15/17	14,274	15,000
	ERP Operating LP	2.375%	7/1/19	4,875	4,957
	ERP Operating LP	4.750%	7/15/20	4,304	4,723
	Essex Portfolio LP	3.500%	4/1/25	14,862	15,267
	Federal Realty Investment Trust	2.550%	1/15/21	9,351	9,461
	HCP Inc.	6.700%	1/30/18	9,705	10,464
	HCP Inc.	2.625%	2/1/20	12,357	12,227
	HCP Inc.	5.375%	2/1/21	11,732	12,910
	HCP Inc.	4.000%	12/1/22	8,755	8,968
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,139	13,015
	Highwoods Realty LP	5.850%	3/15/17	4,425	4,583
	Kilroy Realty LP	4.800%	7/15/18	20,030	20,993
	Liberty Property LP	5.500%	12/15/16	27,672	28,327
	Liberty Property LP	4.750%	10/1/20	10,940	11,880
	Liberty Property LP	3.750%	4/1/25	3,575	3,608
	Omega Healthcare Investors Inc.	5.250%	1/15/26	44,043	44,813
12	Prologis International Funding II SA	1.876%	4/17/25	7,061	8,037
	Realty Income Corp.	2.000%	1/31/18	4,870	4,905
	Realty Income Corp.	5.750%	1/15/21	3,905	4,434
	Regency Centers LP	5.875%	6/15/17	10,274	10,739
	Senior Housing Properties Trust	3.250%	5/1/19	36,150	36,187
	Simon Property Group LP	2.800%	1/30/17	22,815	23,024
	Simon Property Group LP	2.150%	9/15/17	1,572	1,590
	Simon Property Group LP	10.350%	4/1/19	10,565	12,977
	Simon Property Group LP	5.650%	2/1/20	16,085	18,203
	Simon Property Group LP	2.500%	9/1/20	11,153	11,512
	Simon Property Group LP	4.375%	3/1/21	7,375	8,150
	Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	14,362	14,396
	Weingarten Realty Investors	3.375%	10/15/22	9,088	9,059
	Weingarten Realty Investors	3.850%	6/1/25	6,445	6,408
	Welltower Inc.	4.700%	9/15/17	14,620	15,188
	Welltower Inc.	2.250%	3/15/18	15,769	15,909
	Welltower Inc.	4.125%	4/1/19	46,860	49,423
	Welltower Inc.	6.125%	4/15/20	14,650	16,522
	Welltower Inc.	4.000%	6/1/25	10,725	10,991
					14,131,479
Industrial (26.1%)
	Basic Industry (1.3%)
	Agrium Inc.	6.750%	1/15/19	24,905	27,522
	Air Products & Chemicals Inc.	1.200%	10/15/17	11,225	11,276
	Air Products & Chemicals Inc.	4.375%	8/21/19	7,155	7,749
	Airgas Inc.	2.950%	6/15/16	8,867	8,867
	Airgas Inc.	1.650%	2/15/18	23,552	23,559
	Airgas Inc.	2.375%	2/15/20	9,890	9,948
	Airgas Inc.	3.050%	8/1/20	12,510	12,789
	Albemarle Corp.	3.000%	12/1/19	4,880	4,912
10	BHP Billiton Finance Ltd.	3.750%	10/18/17	14,090	10,784
10	BHP Billiton Finance Ltd.	3.000%	3/30/20	14,320	10,643
	BHP Billiton Finance USA Ltd.	1.875%	11/21/16	3,874	3,886
	BHP Billiton Finance USA Ltd.	1.625%	2/24/17	68,574	68,739
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	35,646	36,942
	BHP Billiton Finance USA Ltd.	2.050%	9/30/18	13,920	14,079
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	36,339	41,153
	CF Industries Inc.	6.875%	5/1/18	38,450	41,880

	Dow Chemical Co.	8.550%	5/15/19	52,798	63,015
	Eastman Chemical Co.	2.400%	6/1/17	11,849	12,000
	Ecolab Inc.	3.000%	12/8/16	3,339	3,379
	EI du Pont de Nemours & Co.	6.000%	7/15/18	27,383	30,109
	EI du Pont de Nemours & Co.	4.625%	1/15/20	11,348	12,480
	Goldcorp Inc.	2.125%	3/15/18	14,640	14,408
12	LYB International Finance II BV	1.875%	3/2/22	40,910	48,129
	LyondellBasell Industries NV	5.000%	4/15/19	32,245	34,833
	Monsanto Co.	1.150%	6/30/17	9,770	9,763
	Monsanto Co.	5.125%	4/15/18	22,515	24,006
	Monsanto Co.	1.850%	11/15/18	3,000	3,034
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	28,554	29,116
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	5,052	5,737
	PPG Industries Inc.	2.300%	11/15/19	29,285	29,650
	Praxair Inc.	4.500%	8/15/19	29,565	32,252
	Praxair Inc.	4.050%	3/15/21	2,552	2,808
	Praxair Inc.	3.000%	9/1/21	4,900	5,143
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	17,361	19,050
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	4,880	5,840

	Capital Goods (2.4%)
7	ABB Treasury Center USA Inc.	2.500%	6/15/16	14,650	14,675
	Boeing Co.	6.000%	3/15/19	6,097	6,912
	Boeing Co.	1.650%	10/30/20	13,050	13,016
	Boeing Co.	2.350%	10/30/21	8,585	8,817
	Caterpillar Financial Services Corp.	5.450%	4/15/18	45,680	49,417
	Caterpillar Financial Services Corp.	7.050%	10/1/18	6,360	7,218
	Caterpillar Financial Services Corp.	7.150%	2/15/19	42,395	48,866
	Caterpillar Financial Services Corp.	3.250%	12/1/24	20,730	21,684
	Caterpillar Inc.	7.900%	12/15/18	59,914	69,666
	Caterpillar Inc.	3.400%	5/15/24	16,580	17,627
	Crane Co.	2.750%	12/15/18	12,615	12,837
	Danaher Corp.	5.400%	3/1/19	21,460	23,846
	Danaher Corp.	2.400%	9/15/20	19,520	20,191
	Danaher Corp.	3.900%	6/23/21	21,861	23,799
12	DH Europe Finance SA	1.700%	1/4/22	2,730	3,289
12	DH Europe Finance SA	2.500%	7/8/25	11,600	14,682
7	Embraer Overseas Ltd.	5.696%	9/16/23	10,379	10,900
	Exelis Inc.	5.550%	10/1/21	17,658	19,619
	General Dynamics Corp.	2.250%	7/15/16	5,423	5,440
	General Electric Capital Corp.	5.625%	5/1/18	5,855	6,395
	General Electric Capital Corp.	6.000%	8/7/19	6,806	7,811
	General Electric Capital Corp.	2.200%	1/9/20	22,527	23,118
	General Electric Capital Corp.	5.550%	5/4/20	54,502	62,685
	General Electric Capital Corp.	4.375%	9/16/20	14,755	16,405
	General Electric Capital Corp.	4.625%	1/7/21	76,607	86,651
	General Electric Capital Corp.	5.300%	2/11/21	6,288	7,253
	General Electric Co.	5.250%	12/6/17	32,980	35,209
	Harris Corp.	2.700%	4/27/20	7,150	7,179
12	Honeywell International Inc.	0.650%	2/21/20	24,700	28,567
12	Honeywell International Inc.	1.300%	2/22/23	34,600	40,627
	Illinois Tool Works Inc.	3.375%	9/15/21	17,075	18,253
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	9,765	10,735
	John Deere Capital Corp.	5.350%	4/3/18	26,530	28,597
	John Deere Capital Corp.	5.750%	9/10/18	28,200	31,110
	John Deere Capital Corp.	2.375%	7/14/20	51,283	52,646
	John Deere Capital Corp.	2.450%	9/11/20	43,491	44,384

	John Deere Capital Corp.	2.550%	1/8/21	14,640	15,087
	John Deere Capital Corp.	2.800%	3/4/21	32,710	33,993
	John Deere Capital Corp.	3.900%	7/12/21	9,760	10,662
10	John Deere Financial Ltd.	3.500%	12/18/19	36,830	28,294
	L-3 Communications Corp.	3.950%	11/15/16	11,560	11,712
	L-3 Communications Corp.	1.500%	5/28/17	9,765	9,764
	L-3 Communications Corp.	5.200%	10/15/19	15,207	16,475
	Lockheed Martin Corp.	1.850%	11/23/18	9,755	9,891
12	Mohawk Industries Inc.	2.000%	1/14/22	14,174	16,608
	Raytheon Co.	6.750%	3/15/18	20,028	22,116
	Raytheon Co.	6.400%	12/15/18	40,041	45,190
	Raytheon Co.	4.400%	2/15/20	2,070	2,277
	Raytheon Co.	3.125%	10/15/20	8,697	9,247
	Rockwell Automation Inc.	5.650%	12/1/17	4,885	5,216
	Roper Technologies Inc.	1.850%	11/15/17	21,480	21,579
	Roper Technologies Inc.	2.050%	10/1/18	9,590	9,707
7	Siemens Financieringsmaatschappij NV	1.450%	5/25/18	33,155	33,300
7	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	33,690	35,200
	United Rentals North America Inc.	4.625%	7/15/23	21,790	21,681
	United Rentals North America Inc.	5.875%	9/15/26	10,085	10,085
12	United Technologies Corp.	1.125%	12/15/21	15,960	18,688
12	United Technologies Corp.	1.250%	5/22/23	4,875	5,698
12	Xylem Inc.	2.250%	3/11/23	10,363	12,381

	Communication (3.0%)
	21st Century Fox America Inc.	7.250%	5/18/18	7,205	7,999
	21st Century Fox America Inc.	6.900%	3/1/19	6,840	7,810
	21st Century Fox America Inc.	4.500%	2/15/21	4,850	5,399
	America Movil SAB de CV	2.375%	9/8/16	16,009	16,040
	America Movil SAB de CV	5.625%	11/15/17	29,869	31,682
12	America Movil SAB de CV	1.000%	6/4/18	14,600	16,930
	America Movil SAB de CV	5.000%	10/16/19	13,343	14,665
	America Movil SAB de CV	5.000%	3/30/20	61,948	68,467
	American Tower Corp.	4.500%	1/15/18	29,290	30,619
	American Tower Corp.	3.400%	2/15/19	29,451	30,380
	American Tower Corp.	2.800%	6/1/20	28,800	29,117
	American Tower Corp.	3.300%	2/15/21	19,500	20,105
	AT&T Inc.	2.400%	8/15/16	16,141	16,221
	AT&T Inc.	2.400%	3/15/17	9,181	9,277
9	AT&T Inc.	5.875%	4/28/17	28,800	44,002
	AT&T Inc.	1.700%	6/1/17	15,250	15,319
	AT&T Inc.	1.400%	12/1/17	24,400	24,398
	AT&T Inc.	5.500%	2/1/18	31,834	34,086
	AT&T Inc.	5.600%	5/15/18	6,038	6,537
	AT&T Inc.	5.800%	2/15/19	27,420	30,457
	AT&T Inc.	5.875%	10/1/19	46,760	52,926
	AT&T Inc.	5.200%	3/15/20	38,057	42,378
	AT&T Inc.	2.450%	6/30/20	18,500	18,769
	AT&T Inc.	4.600%	2/15/21	4,762	5,218
	British Telecommunications plc	2.350%	2/14/19	14,785	15,116
	CBS Corp.	4.625%	5/15/18	2,690	2,839
	CBS Corp.	2.300%	8/15/19	1,980	2,009
	Comcast Cable Communications LLC	8.875%	5/1/17	24,479	26,360
	Comcast Corp.	6.500%	1/15/17	26,164	27,179
	Comcast Corp.	6.300%	11/15/17	12,729	13,759
	Comcast Corp.	5.875%	2/15/18	17,672	19,190
	Comcast Corp.	5.700%	5/15/18	20,235	22,110

	Crown Castle International Corp.	3.400%	2/15/21	31,300	32,396
7	Deutsche Telekom International Finance BV	2.250%	3/6/17	18,870	19,034
	Deutsche Telekom International Finance BV	6.750%	8/20/18	10,804	12,122
	Deutsche Telekom International Finance BV	6.000%	7/8/19	14,550	16,398
	Electronic Arts Inc.	3.700%	3/1/21	14,650	15,334
	Embarq Corp.	7.082%	6/1/16	18,952	19,019
	Grupo Televisa SAB	6.625%	3/18/25	4,900	5,989
	Interpublic Group of Cos. Inc.	2.250%	11/15/17	2,000	2,000
7	KT Corp.	1.750%	4/22/17	34,185	34,239
	Moody's Corp.	2.750%	7/15/19	56,407	58,077
	Moody's Corp.	5.500%	9/1/20	8,645	9,656
	NBCUniversal Media LLC	5.150%	4/30/20	26,240	29,843
	Omnicom Group Inc.	6.250%	7/15/19	5,860	6,654
	Omnicom Group Inc.	4.450%	8/15/20	15,502	16,998
	Orange SA	2.750%	9/14/16	18,127	18,231
	Orange SA	2.750%	2/6/19	29,240	30,124
	Qwest Corp.	6.500%	6/1/17	9,653	10,119
7	SES Global Americas Holdings GP	2.500%	3/25/19	53,705	53,653
7	Sky plc	2.625%	9/16/19	12,200	12,207
	Telefonica Emisiones SAU	6.421%	6/20/16	8,695	8,754
	Telefonica Emisiones SAU	6.221%	7/3/17	11,382	11,992
10	Telstra Corp. Ltd.	4.500%	11/13/18	28,920	22,782
10	Telstra Corp. Ltd.	4.000%	9/16/22	5,000	3,903
	Thomson Reuters Corp.	0.875%	5/23/16	13,012	13,012
	Thomson Reuters Corp.	1.300%	2/23/17	15,180	15,160
	Thomson Reuters Corp.	6.500%	7/15/18	27,270	29,972
	Time Warner Cable Inc.	5.850%	5/1/17	29,200	30,450
	Time Warner Cable Inc.	8.750%	2/14/19	18,305	21,597
	Time Warner Cable Inc.	8.250%	4/1/19	23,445	27,526
	Verizon Communications Inc.	1.350%	6/9/17	16,468	16,510
	Verizon Communications Inc.	5.500%	2/15/18	6,265	6,709
	Verizon Communications Inc.	6.100%	4/15/18	16,606	18,116
	Verizon Communications Inc.	3.650%	9/14/18	36,333	38,247
	Verizon Communications Inc.	2.625%	2/21/20	50,782	52,364
	Verizon Communications Inc.	4.500%	9/15/20	92,180	101,832
	Verizon Communications Inc.	4.600%	4/1/21	7,800	8,727
	Verizon Communications Inc.	3.000%	11/1/21	15,741	16,296
	Viacom Inc.	2.500%	12/15/16	9,880	9,932
	Viacom Inc.	6.125%	10/5/17	10,695	11,323
	Viacom Inc.	2.500%	9/1/18	13,895	14,038
	Viacom Inc.	5.625%	9/15/19	3,195	3,518
	Vodafone Group plc	1.250%	9/26/17	21,359	21,355
	Vodafone Group plc	5.450%	6/10/19	4,900	5,405
	Vodafone Group plc	2.950%	2/19/23	13,700	13,703

	Consumer Cyclical (4.5%)
	Alibaba Group Holding Ltd.	1.625%	11/28/17	37,630	37,625
	Alibaba Group Holding Ltd.	2.500%	11/28/19	19,064	19,004
	Amazon.com Inc.	2.600%	12/5/19	9,775	10,162
	American Honda Finance Corp.	1.125%	10/7/16	19,816	19,860
	American Honda Finance Corp.	0.950%	5/5/17	15,960	15,971
	American Honda Finance Corp.	1.600%	7/13/18	10,770	10,852
	American Honda Finance Corp.	2.125%	10/10/18	18,825	19,183
	American Honda Finance Corp.	1.700%	2/22/19	16,980	17,169
	American Honda Finance Corp.	2.250%	8/15/19	41,660	42,814
	American Honda Finance Corp.	2.450%	9/24/20	16,675	17,185
	Automatic Data Processing Inc.	2.250%	9/15/20	20,460	21,122

	AutoNation Inc.	3.350%	1/15/21	4,970	5,037
	AutoZone Inc.	7.125%	8/1/18	19,022	21,271
	AutoZone Inc.	1.625%	4/21/19	8,345	8,357
	Block Financial LLC	4.125%	10/1/20	9,807	10,025
7	BMW US Capital LLC	1.500%	4/11/19	23,425	23,503
7	BMW US Capital LLC	2.000%	4/11/21	29,975	30,080
	Brinker International Inc.	2.600%	5/15/18	4,160	4,181
	Costco Wholesale Corp.	1.750%	2/15/20	14,650	14,789
	CVS Health Corp.	1.900%	7/20/18	24,415	24,747
	CVS Health Corp.	2.250%	12/5/18	24,400	24,954
	CVS Health Corp.	2.800%	7/20/20	128,707	133,613
7	Daimler Finance North America LLC	2.950%	1/11/17	16,915	17,128
7	Daimler Finance North America LLC	1.125%	3/10/17	27,650	27,677
7	Daimler Finance North America LLC	2.400%	4/10/17	9,740	9,857
7	Daimler Finance North America LLC	1.375%	8/1/17	19,525	19,539
	Delphi Automotive plc	3.150%	11/19/20	14,635	14,895
	Dollar General Corp.	4.125%	7/15/17	12,850	13,253
	Dollar General Corp.	1.875%	4/15/18	9,965	10,057
7	Experian Finance plc	2.375%	6/15/17	35,430	35,578
	Ford Motor Credit Co. LLC	4.250%	2/3/17	9,755	9,961
	Ford Motor Credit Co. LLC	3.000%	6/12/17	29,245	29,712
	Ford Motor Credit Co. LLC	6.625%	8/15/17	69,932	74,368
	Ford Motor Credit Co. LLC	2.145%	1/9/18	14,665	14,788
	Ford Motor Credit Co. LLC	2.375%	1/16/18	14,635	14,813
	Ford Motor Credit Co. LLC	5.000%	5/15/18	82,795	88,024
	Ford Motor Credit Co. LLC	2.240%	6/15/18	14,650	14,744
10	Ford Motor Credit Co. LLC	4.050%	12/10/18	57,566	44,260
	Ford Motor Credit Co. LLC	2.375%	3/12/19	5,460	5,524
	Ford Motor Credit Co. LLC	2.597%	11/4/19	7,615	7,710
	Ford Motor Credit Co. LLC	2.459%	3/27/20	19,535	19,662
	Ford Motor Credit Co. LLC	3.157%	8/4/20	14,310	14,726
	Ford Motor Credit Co. LLC	3.200%	1/15/21	13,597	14,008
	Ford Motor Credit Co. LLC	3.336%	3/18/21	39,030	40,385
	General Motors Co.	3.500%	10/2/18	36,615	37,622
	General Motors Financial Co. Inc.	2.625%	7/10/17	19,525	19,720
	General Motors Financial Co. Inc.	4.750%	8/15/17	975	1,013
	General Motors Financial Co. Inc.	3.250%	5/15/18	64,135	65,578
	General Motors Financial Co. Inc.	6.750%	6/1/18	48,840	53,175
	General Motors Financial Co. Inc.	3.100%	1/15/19	5,220	5,337
	General Motors Financial Co. Inc.	3.500%	7/10/19	18,688	19,295
	General Motors Financial Co. Inc.	3.200%	7/13/20	39,065	39,749
	General Motors Financial Co. Inc.	3.700%	11/24/20	23,420	24,240
	General Motors Financial Co. Inc.	4.200%	3/1/21	19,515	20,564
7	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	16,094	16,324
7	Harley-Davidson Financial Services Inc.	1.550%	11/17/17	3,415	3,427
7	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	9,765	9,945
7	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	10,800	10,858
7	Harley-Davidson Funding Corp.	6.800%	6/15/18	3,665	4,049
	Home Depot Inc.	2.000%	6/15/19	19,525	19,975
	Home Depot Inc.	2.000%	4/1/21	18,540	18,744
7	Hyundai Capital America	4.000%	6/8/17	10,785	11,058
7	Kia Motors Corp.	3.625%	6/14/16	29,744	29,822
	Lowe's Cos. Inc.	1.625%	4/15/17	39,826	40,123
	Lowe's Cos. Inc.	1.150%	4/15/19	12,150	12,131
	Lowe's Cos. Inc.	4.625%	4/15/20	19,120	21,137
	Macy's Retail Holdings Inc.	5.900%	12/1/16	12,254	12,597
	Macy's Retail Holdings Inc.	7.450%	7/15/17	5,204	5,556

	Macy's Retail Holdings Inc.	3.450%	1/15/21	19,515	20,065
	Marriott International Inc.	6.375%	6/15/17	9,837	10,371
	Marriott International Inc.	3.000%	3/1/19	9,760	10,004
	MasterCard Inc.	2.000%	4/1/19	12,700	12,974
	McDonald's Corp.	2.100%	12/7/18	11,710	11,950
	McDonald's Corp.	2.750%	12/9/20	19,515	20,223
7	Nissan Motor Acceptance Corp.	2.000%	3/8/19	31,275	31,410
	Nordstrom Inc.	6.250%	1/15/18	10,330	11,127
	PACCAR Financial Corp.	1.600%	3/15/17	17,431	17,553
	PACCAR Financial Corp.	1.750%	8/14/18	6,635	6,677
	PACCAR Financial Corp.	2.200%	9/15/19	19,025	19,421
	PACCAR Financial Corp.	2.500%	8/14/20	2,930	2,994
12	Priceline Group Inc.	2.375%	9/23/24	20,540	24,081
12	Priceline Group Inc.	1.800%	3/3/27	11,800	12,597
	QVC Inc.	3.125%	4/1/19	9,770	9,898
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	5,250	5,431
	Starbucks Corp.	0.875%	12/5/16	4,090	4,098
	Starbucks Corp.	2.100%	2/4/21	12,420	12,668
	Target Corp.	2.300%	6/26/19	27,835	28,800
	TJX Cos. Inc.	6.950%	4/15/19	13,700	15,921
	TJX Cos. Inc.	2.750%	6/15/21	28,260	29,503
	Toyota Motor Credit Corp.	1.450%	1/12/18	27,350	27,465
	Toyota Motor Credit Corp.	1.550%	7/13/18	14,740	14,855
	Toyota Motor Credit Corp.	2.000%	10/24/18	20,510	20,885
	Toyota Motor Credit Corp.	2.100%	1/17/19	19,530	19,889
	Toyota Motor Credit Corp.	2.125%	7/18/19	40,515	41,351
	Toyota Motor Credit Corp.	1.900%	4/8/21	24,600	24,585
	VF Corp.	5.950%	11/1/17	5,860	6,274
	Visa Inc.	1.200%	12/14/17	42,930	43,137
	Visa Inc.	2.200%	12/14/20	82,930	85,113
9	Volkswagen Financial Services NV	2.375%	11/13/18	3,544	5,231
7	Volkswagen Group of America Finance LLC	1.250%	5/23/17	28,215	28,130
7	Volkswagen Group of America Finance LLC	1.600%	11/20/17	6,205	6,187
7	Volkswagen Group of America Finance LLC	1.650%	5/22/18	3,465	3,433
7	Volkswagen Group of America Finance LLC	2.125%	5/23/19	7,000	6,947
	Wal-Mart Stores Inc.	5.375%	4/5/17	20,191	21,063
	Wal-Mart Stores Inc.	5.800%	2/15/18	23,798	25,887
	Wal-Mart Stores Inc.	1.125%	4/11/18	22,940	23,059
	Wal-Mart Stores Inc.	1.950%	12/15/18	8,280	8,492
	Wal-Mart Stores Inc.	3.625%	7/8/20	29,565	32,186
	Wal-Mart Stores Inc.	3.250%	10/25/20	19,080	20,602
9	Walgreens Boots Alliance Inc.	2.875%	11/20/20	6,661	9,856
7	Wesfarmers Ltd.	2.983%	5/18/16	48,251	48,292
7	Wesfarmers Ltd.	1.874%	3/20/18	17,250	17,294

	Consumer Noncyclical (5.8%)
	AbbVie Inc.	1.800%	5/14/18	126,410	127,332
	AbbVie Inc.	2.500%	5/14/20	90,080	91,624
	Actavis Funding SCS	2.350%	3/12/18	71,911	72,598
	Actavis Funding SCS	2.450%	6/15/19	9,765	9,881
	Actavis Funding SCS	3.000%	3/12/20	153,863	157,331
	Actavis Inc.	1.875%	10/1/17	20,626	20,698
	Actavis Inc.	6.125%	8/15/19	9,765	10,872
	Agilent Technologies Inc.	6.500%	11/1/17	2,257	2,415
	Agilent Technologies Inc.	5.000%	7/15/20	24,885	27,316
	Allergan Inc.	1.350%	3/15/18	7,800	7,741
	Altria Group Inc.	9.250%	8/6/19	69,792	86,727

	Altria Group Inc.	4.750%	5/5/21	20,162	22,846
	AmerisourceBergen Corp.	3.500%	11/15/21	7,200	7,600
	Amgen Inc.	5.850%	6/1/17	57,272	60,105
	Amgen Inc.	5.700%	2/1/19	7,895	8,784
	Anheuser-Busch Cos. LLC	5.050%	10/15/16	4,875	4,968
	Anheuser-Busch Cos. LLC	5.600%	3/1/17	5,275	5,485
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,650	9,277
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	2,345	2,353
	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	47,300	47,967
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	16,210	16,543
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	190,770	195,730
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	35,050	36,881
12	Anheuser-Busch InBev SA/NV	3.250%	1/24/33	1,300	1,769
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	32,250	37,554
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	35,850	40,476
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	7,900	7,970
	AstraZeneca plc	2.375%	11/16/20	14,625	14,935
7	Baxalta Inc.	2.875%	6/23/20	61,970	62,002
7	Bayer US Finance LLC	1.500%	10/6/17	19,525	19,624
7	Bayer US Finance LLC	2.375%	10/8/19	58,575	60,278
	Biogen Inc.	6.875%	3/1/18	4,880	5,335
	Biogen Inc.	2.900%	9/15/20	60,637	62,844
	Boston Scientific Corp.	2.650%	10/1/18	20,960	21,396
	Boston Scientific Corp.	2.850%	5/15/20	14,600	14,935
	Cardinal Health Inc.	1.900%	6/15/17	6,830	6,879
	Cardinal Health Inc.	1.700%	3/15/18	20,540	20,602
7	Cargill Inc.	1.900%	3/1/17	24,886	25,079
7	Cargill Inc.	6.000%	11/27/17	12,295	13,198
7	Cargill Inc.	7.350%	3/6/19	24,500	28,318
7	Cargill Inc.	3.250%	11/15/21	9,750	10,171
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	2,900	2,966
	Clorox Co.	5.950%	10/15/17	4,880	5,219
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	18,500	18,838
	ConAgra Foods Inc.	5.819%	6/15/17	2,977	3,117
	ConAgra Foods Inc.	1.900%	1/25/18	46,240	46,503
	ConAgra Foods Inc.	2.100%	3/15/18	2,811	2,841
	ConAgra Foods Inc.	7.000%	4/15/19	782	881
	ConAgra Foods Inc.	4.950%	8/15/20	6,236	6,768
	ConAgra Foods Inc.	3.200%	1/25/23	19,158	19,359
	Constellation Brands Inc.	3.875%	11/15/19	9,750	10,250
	Constellation Brands Inc.	3.750%	5/1/21	5,130	5,303
	Constellation Brands Inc.	4.750%	12/1/25	3,470	3,678
	Covidien International Finance SA	6.000%	10/15/17	48,915	52,417
	CR Bard Inc.	1.375%	1/15/18	15,595	15,611
	Diageo Capital plc	1.125%	4/29/18	7,115	7,171
	Dignity Health California GO	2.637%	11/1/19	2,000	2,046
	Edwards Lifesciences Corp.	2.875%	10/15/18	24,400	24,993
	Express Scripts Holding Co.	3.300%	2/25/21	12,200	12,648
	General Mills Inc.	5.700%	2/15/17	9,110	9,452
	General Mills Inc.	5.650%	2/15/19	14,700	16,401
	Gilead Sciences Inc.	2.550%	9/1/20	56,600	58,595
	Gilead Sciences Inc.	4.500%	4/1/21	16,845	18,761
	Gilead Sciences Inc.	4.400%	12/1/21	34,340	38,492
	Hershey Co.	1.600%	8/21/18	23,180	23,461
	Ingredion Inc.	1.800%	9/25/17	5,855	5,874
	JM Smucker Co.	1.750%	3/15/18	26,400	26,529
	JM Smucker Co.	2.500%	3/15/20	19,095	19,519

	Kellogg Co.	3.250%	4/1/26	6,750	6,919
	Kraft Foods Group Inc.	2.250%	6/5/17	6,275	6,334
	Kraft Foods Group Inc.	6.125%	8/23/18	14,240	15,693
	Kroger Co.	1.200%	10/17/16	6,840	6,852
	Kroger Co.	2.200%	1/15/17	6,895	6,950
	Kroger Co.	6.800%	12/15/18	5,950	6,727
	Kroger Co.	2.000%	1/15/19	14,700	14,892
	Kroger Co.	2.300%	1/15/19	31,250	31,889
	Kroger Co.	6.150%	1/15/20	10,250	11,797
	Kroger Co.	2.600%	2/1/21	19,550	20,121
	Kroger Co.	2.950%	11/1/21	9,760	10,219
	Laboratory Corp. of America Holdings	2.625%	2/1/20	9,765	9,864
	McCormick & Co. Inc.	3.900%	7/15/21	4,500	4,917
	McKesson Corp.	5.700%	3/1/17	5,675	5,890
	McKesson Corp.	2.284%	3/15/19	34,250	34,823
	Mead Johnson Nutrition Co.	3.000%	11/15/20	24,500	25,361
	Medco Health Solutions Inc.	7.125%	3/15/18	32,695	35,919
	Medtronic Inc.	1.500%	3/15/18	28,725	28,966
	Medtronic Inc.	2.500%	3/15/20	75,710	78,211
	Medtronic Inc.	3.150%	3/15/22	19,500	20,763
	Medtronic Inc.	3.625%	3/15/24	7,512	8,125
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	7,320	8,171
	Mondelez International Inc.	2.250%	2/1/19	45,985	46,804
12	Mondelez International Inc.	1.000%	3/7/22	9,807	11,305
12	Mondelez International Inc.	1.625%	3/8/27	5,000	5,616
7	Mylan NV	3.000%	12/15/18	29,270	29,568
	Newell Brands Inc.	2.600%	3/29/19	17,500	17,902
	Newell Brands Inc.	3.150%	4/1/21	14,600	15,087
	Newell Brands Inc.	3.850%	4/1/23	19,500	20,321
	Newell Brands Inc.	5.375%	4/1/36	5,150	5,631
	Newell Brands Inc.	5.500%	4/1/46	6,800	7,562
	PepsiCo Inc.	5.000%	6/1/18	13,670	14,798
	PepsiCo Inc.	7.900%	11/1/18	13,680	15,882
	PepsiCo Inc.	2.250%	1/7/19	7,900	8,121
	PepsiCo Inc.	4.500%	1/15/20	23,505	26,126
	PepsiCo Inc.	1.850%	4/30/20	43,850	44,560
	PepsiCo Inc.	2.150%	10/14/20	63,465	65,174
	Perrigo Co. plc	2.300%	11/8/18	14,645	14,665
	Pharmacia Corp.	6.500%	12/1/18	8,300	9,391
	Philip Morris International Inc.	2.500%	5/16/16	20,635	20,650
	Philip Morris International Inc.	1.125%	8/21/17	4,975	4,989
	Quest Diagnostics Inc.	2.700%	4/1/19	19,535	19,962
	Reynolds American Inc.	3.500%	8/4/16	19,170	19,292
	Reynolds American Inc.	8.125%	6/23/19	49,853	59,469
	Reynolds American Inc.	3.250%	6/12/20	16,445	17,248
7	Roche Holdings Inc.	2.250%	9/30/19	29,295	30,137
	Sanofi	1.250%	4/10/18	48,805	49,016
	St. Jude Medical Inc.	2.800%	9/15/20	18,990	19,450
	Stryker Corp.	1.300%	4/1/18	11,850	11,834
	Stryker Corp.	2.000%	3/8/19	24,500	24,824
	Stryker Corp.	2.625%	3/15/21	24,300	25,010
	Sutter Health California GO	1.090%	8/15/53	10,000	9,800
	Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	38,645	38,930
	Thermo Fisher Scientific Inc.	2.150%	12/14/18	14,600	14,713
	Tyson Foods Inc.	2.650%	8/15/19	75,523	77,623
	Tyson Foods Inc.	4.500%	6/15/22	9,035	10,020
	Whirlpool Corp.	6.500%	6/15/16	2,950	2,969

	Wyeth LLC	5.450%	4/1/17	3,270	3,410
	Zoetis Inc.	1.875%	2/1/18	3,640	3,637
	Zoetis Inc.	3.450%	11/13/20	11,710	12,085

	Energy (4.7%)
	Anadarko Petroleum Corp.	5.950%	9/15/16	35,870	36,587
	Anadarko Petroleum Corp.	6.375%	9/15/17	12,242	13,001
	Anadarko Petroleum Corp.	4.850%	3/15/21	21,408	22,335
	Anadarko Petroleum Corp.	3.450%	7/15/24	6,800	6,437
	Anadarko Petroleum Corp.	6.600%	3/15/46	7,800	8,874
	BP Capital Markets plc	2.248%	11/1/16	37,575	37,815
	BP Capital Markets plc	1.846%	5/5/17	41,475	41,763
	BP Capital Markets plc	1.375%	11/6/17	19,450	19,496
	BP Capital Markets plc	1.375%	5/10/18	53,854	53,830
	BP Capital Markets plc	2.241%	9/26/18	24,638	25,005
10	BP Capital Markets plc	4.750%	11/15/18	18,250	14,341
	BP Capital Markets plc	4.750%	3/10/19	30,289	32,803
	BP Capital Markets plc	1.676%	5/3/19	10,250	10,257
	BP Capital Markets plc	2.237%	5/10/19	24,500	24,906
	BP Capital Markets plc	2.315%	2/13/20	53,650	54,485
	BP Capital Markets plc	4.500%	10/1/20	25,425	28,065
	BP Capital Markets plc	3.062%	3/17/22	10,714	11,031
	Chevron Corp.	1.345%	11/15/17	24,565	24,711
	Chevron Corp.	1.104%	12/5/17	13,700	13,713
	Chevron Corp.	1.365%	3/2/18	35,945	36,088
	Chevron Corp.	1.718%	6/24/18	45,361	45,804
	Chevron Corp.	1.790%	11/16/18	68,300	69,142
	Chevron Corp.	4.950%	3/3/19	25,050	27,485
	Chevron Corp.	2.193%	11/15/19	9,800	10,025
	Chevron Corp.	1.961%	3/3/20	41,685	42,188
	Chevron Corp.	2.427%	6/24/20	25,000	25,678
	Chevron Corp.	2.419%	11/17/20	58,500	60,318
	ConocoPhillips	5.750%	2/1/19	15,776	17,349
	ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	34,080	34,765
	ConocoPhillips Co.	2.200%	5/15/20	14,080	14,088
	ConocoPhillips Co.	4.200%	3/15/21	63,580	67,945
	ConocoPhillips Co.	2.875%	11/15/21	9,750	9,820
	ConocoPhillips Co.	4.950%	3/15/26	9,750	10,769
	Devon Energy Corp.	4.000%	7/15/21	19,530	18,553
	Devon Energy Corp.	3.250%	5/15/22	11,700	10,618
	Dominion Gas Holdings LLC	2.500%	12/15/19	21,500	21,900
	Dominion Gas Holdings LLC	2.800%	11/15/20	11,700	12,000
	Dominion Gas Holdings LLC	3.550%	11/1/23	12,700	12,963
	El Paso Natural Gas Co. LLC	5.950%	4/15/17	10,283	10,602
	Enable Midstream Partners LP	2.400%	5/15/19	9,770	8,854
	Enbridge Energy Partners LP	4.375%	10/15/20	975	985
4	Enbridge Energy Partners LP	8.050%	10/1/77	1,860	1,316
	Energy Transfer Partners LP	6.125%	2/15/17	19,467	19,898
	Energy Transfer Partners LP	2.500%	6/15/18	19,050	18,644
	Energy Transfer Partners LP	6.700%	7/1/18	40,929	43,300
	Energy Transfer Partners LP	4.150%	10/1/20	49,725	49,143
	Energy Transfer Partners LP	4.650%	6/1/21	21,985	21,882
	Energy Transfer Partners LP	5.200%	2/1/22	7,883	7,959
	Enterprise Products Operating LLC	1.650%	5/7/18	33,561	33,585
	Enterprise Products Operating LLC	6.500%	1/31/19	1,025	1,144
	Enterprise Products Operating LLC	2.550%	10/15/19	2,930	2,972
	Enterprise Products Operating LLC	5.250%	1/31/20	17,283	18,908

	Enterprise Products Operating LLC	5.200%	9/1/20	24,613	27,033
	EOG Resources Inc.	5.875%	9/15/17	2,950	3,123
	EOG Resources Inc.	5.625%	6/1/19	16,611	18,307
	EOG Resources Inc.	2.450%	4/1/20	11,528	11,577
	EOG Resources Inc.	4.400%	6/1/20	40,290	43,247
	EOG Resources Inc.	4.100%	2/1/21	10,750	11,507
	EOG Resources Inc.	2.625%	3/15/23	8,571	8,370
	Exxon Mobil Corp.	1.912%	3/6/20	29,700	30,042
	Exxon Mobil Corp.	4.114%	3/1/46	3,435	3,664
	Halliburton Co.	2.700%	11/15/20	36,200	36,688
	Kinder Morgan Energy Partners LP	2.650%	2/1/19	15,595	15,442
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	4,875	5,379
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	17,870	19,434
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	4,875	5,144
	Kinder Morgan Inc.	7.000%	6/15/17	23,460	24,523
	Kinder Morgan Inc.	7.250%	6/1/18	22,550	24,174
	Kinder Morgan Inc.	3.050%	12/1/19	8,000	7,980
	Marathon Oil Corp.	5.900%	3/15/18	13,565	14,175
	Marathon Oil Corp.	2.700%	6/1/20	22,270	20,711
	Nabors Industries Inc.	2.350%	9/15/16	16,600	16,558
	Nabors Industries Inc.	6.150%	2/15/18	19,540	19,980
	Occidental Petroleum Corp.	1.750%	2/15/17	93,490	94,275
	Occidental Petroleum Corp.	1.500%	2/15/18	50,620	50,687
	Occidental Petroleum Corp.	2.600%	4/15/22	30,565	30,877
	Occidental Petroleum Corp.	3.400%	4/15/26	4,375	4,526
	ONEOK Partners LP	2.000%	10/1/17	975	971
	ONEOK Partners LP	3.200%	9/15/18	11,720	11,662
	Petro-Canada	6.050%	5/15/18	4,885	5,225
	Phillips 66	2.950%	5/1/17	46,040	46,913
	Pioneer Natural Resources Co.	6.650%	3/15/17	4,880	5,080
	Pioneer Natural Resources Co.	6.875%	5/1/18	12,710	13,726
	Pioneer Natural Resources Co.	3.450%	1/15/21	24,400	24,747
	Plains All American Pipeline LP / PAA
	Finance Corp.	5.000%	2/1/21	5,855	6,018
	Shell International Finance BV	5.200%	3/22/17	14,225	14,751
	Shell International Finance BV	1.125%	8/21/17	6,900	6,902
	Shell International Finance BV	1.900%	8/10/18	9,775	9,889
	Shell International Finance BV	1.625%	11/10/18	14,500	14,590
	Shell International Finance BV	2.000%	11/15/18	15,675	15,907
	Shell International Finance BV	4.300%	9/22/19	10,797	11,711
	Shell International Finance BV	2.125%	5/11/20	53,700	54,302
	Shell International Finance BV	2.250%	11/10/20	48,750	49,582
7	Southern Natural Gas Co. LLC	5.900%	4/1/17	11,453	11,783
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	6,395	6,441
	Spectra Energy Partners LP	2.950%	9/25/18	9,770	9,908
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	71,990	73,956
	Total Capital Canada Ltd.	1.450%	1/15/18	43,977	44,077
	Total Capital International SA	1.500%	2/17/17	28,278	28,372
	Total Capital International SA	1.550%	6/28/17	17,925	17,993
	Total Capital International SA	2.125%	1/10/19	39,500	40,122
	Total Capital International SA	2.100%	6/19/19	14,600	14,856
10	Total Capital International SA	4.250%	11/26/21	5,378	4,217
	Total Capital SA	2.125%	8/10/18	11,627	11,834
	Total Capital SA	4.450%	6/24/20	16,550	18,212
	Transocean Inc.	5.800%	12/15/16	60,726	61,030
	Transocean Inc.	3.750%	10/15/17	65,947	63,639

	Valero Energy Corp.	6.125%	6/15/17	9,010	9,422
	Weatherford International LLC	6.350%	6/15/17	13,005	13,200
	Weatherford International Ltd.	6.000%	3/15/18	10,655	10,762
	Williams Partners LP	5.250%	3/15/20	14,650	14,632
	Williams Partners LP	4.000%	11/15/21	4,150	3,839
7	Woodside Finance Ltd.	8.750%	3/1/19	15,850	18,214

	Other Industrial (0.4%)
12	Fluor Corp.	1.750%	3/21/23	34,400	40,326
12	Hutchison Whampoa Europe Finance 12 Ltd.	3.625%	6/6/22	7,831	10,247
7	Hutchison Whampoa Finance CI Ltd.	7.450%	8/1/17	10,320	11,081
7	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	118,427	137,205
7	Hutchison Whampoa International 14 Ltd.	1.625%	10/31/17	40,045	40,073

	Technology (2.7%)
	Adobe Systems Inc.	4.750%	2/1/20	20,025	22,144
	Altera Corp.	1.750%	5/15/17	10,500	10,591
	Altera Corp.	2.500%	11/15/18	50,990	52,581
	Amphenol Corp.	2.550%	1/30/19	9,127	9,230
	Apple Inc.	1.300%	2/23/18	14,635	14,712
	Apple Inc.	1.000%	5/3/18	18,675	18,677
	Apple Inc.	1.700%	2/22/19	8,200	8,310
	Apple Inc.	2.100%	5/6/19	76,595	78,570
10	Apple Inc.	2.850%	8/28/19	16,590	12,641
	Apple Inc.	1.550%	2/7/20	19,535	19,632
	Apple Inc.	2.000%	5/6/20	25,650	26,216
	Apple Inc.	2.250%	2/23/21	100,900	103,100
	Apple Inc.	2.850%	5/6/21	37,000	38,772
	Applied Materials Inc.	2.625%	10/1/20	23,420	24,090
	Autodesk Inc.	3.125%	6/15/20	11,300	11,454
	Baidu Inc.	2.250%	11/28/17	16,615	16,726
	Baidu Inc.	3.250%	8/6/18	31,200	31,990
	Baidu Inc.	2.750%	6/9/19	17,575	17,935
	CA Inc.	3.600%	8/1/20	10,730	11,027
	Cisco Systems Inc.	1.400%	2/28/18	19,515	19,675
	Cisco Systems Inc.	1.650%	6/15/18	19,345	19,586
	Cisco Systems Inc.	2.125%	3/1/19	34,564	35,475
	Cisco Systems Inc.	4.450%	1/15/20	27,210	30,137
	Cisco Systems Inc.	2.450%	6/15/20	9,785	10,162
	Cisco Systems Inc.	2.200%	2/28/21	43,910	44,830
	Corning Inc.	6.625%	5/15/19	5,575	6,280
	Corning Inc.	4.250%	8/15/20	5,930	6,413
	EMC Corp.	1.875%	6/1/18	16,210	16,037
	EMC Corp.	2.650%	6/1/20	12,165	11,395
	Equifax Inc.	6.300%	7/1/17	4,880	5,138
	Fidelity National Information Services Inc.	1.450%	6/5/17	11,230	11,210
	Fidelity National Information Services Inc.	2.000%	4/15/18	3,015	3,024
	Fidelity National Information Services Inc.	2.850%	10/15/18	43,650	44,538
	Fidelity National Information Services Inc.	3.625%	10/15/20	44,500	46,567
	Fiserv Inc.	2.700%	6/1/20	12,151	12,462
7	Hewlett Packard Enterprise Co.	2.450%	10/5/17	38,540	38,974
7	Hewlett Packard Enterprise Co.	2.850%	10/5/18	45,105	46,055
7	Hewlett Packard Enterprise Co.	3.600%	10/15/20	65,207	67,536
	Intel Corp.	1.950%	10/1/16	7,566	7,607
	Intel Corp.	1.350%	12/15/17	33,383	33,616
10	Intel Corp.	3.250%	12/1/19	16,670	12,770
	Intel Corp.	2.450%	7/29/20	19,700	20,355

	Intel Corp.	3.300%	10/1/21	2,935	3,145
	International Business Machines Corp.	5.700%	9/14/17	25,910	27,576
	International Business Machines Corp.	1.250%	2/8/18	9,700	9,733
	International Business Machines Corp.	7.625%	10/15/18	6,040	6,928
	International Business Machines Corp.	1.950%	2/12/19	26,865	27,403
	KLA-Tencor Corp.	2.375%	11/1/17	13,845	13,967
	KLA-Tencor Corp.	3.375%	11/1/19	3,625	3,728
	Lam Research Corp.	2.750%	3/15/20	24,420	24,478
	Oracle Corp.	2.375%	1/15/19	76,788	79,417
	Oracle Corp.	5.000%	7/8/19	26,128	29,194
	Oracle Corp.	2.250%	10/8/19	62,638	64,534
	Pitney Bowes Inc.	5.750%	9/15/17	687	719
	Pitney Bowes Inc.	5.600%	3/15/18	4,880	5,159
	QUALCOMM Inc.	1.400%	5/18/18	17,690	17,781
	QUALCOMM Inc.	2.250%	5/20/20	4,004	4,104
	Seagate HDD Cayman	3.750%	11/15/18	13,715	13,612
	Total System Services Inc.	3.800%	4/1/21	14,635	15,202
	Tyco Electronics Group SA	6.550%	10/1/17	8,270	8,854
	Tyco Electronics Group SA	2.375%	12/17/18	14,650	14,728
	Tyco Electronics Group SA	2.350%	8/1/19	18,380	18,539
	Xilinx Inc.	2.125%	3/15/19	19,555	19,697

	Transportation (1.3%)
4,7	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	17,521	17,521
4,7	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	25,008	24,883
12	AP Moeller - Maersk A/S	1.500%	11/24/22	6,800	7,894
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,855	6,325
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	15,365	16,379
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	21,500	23,402
	Canadian National Railway Co.	5.850%	11/15/17	14,960	16,030
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	1,818	1,854
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	868	886
4	Continental Airlines 1998-1 Class B Pass
	Through Trust	6.748%	9/15/18	3,539	3,637
4	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	389	399
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	3,955	4,321
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	12,604	13,786
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	2,601	2,659
	Continental Airlines 2012-3 Class C Pass
	Thru Certificates	6.125%	4/29/18	49,605	51,961
4,13 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	15,313	17,343
4	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	35,821	41,239
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	25,978	29,290
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	9,369	10,048
4	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	4,804	5,051

4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	2,394	2,549
7	ERAC USA Finance LLC	6.375%	10/15/17	31,967	34,133
7	ERAC USA Finance LLC	2.800%	11/1/18	16,645	16,952
7	ERAC USA Finance LLC	2.350%	10/15/19	11,715	11,866
7	HPHT Finance 15 Ltd.	2.250%	3/17/18	29,305	29,367
	JB Hunt Transport Services Inc.	2.400%	3/15/19	5,100	5,099
4,6,13 JetBlue Airways 2004-2 G-2 Pass Through
	Trust	1.067%	5/15/18	9,655	9,607
7	Kansas City Southern	2.350%	5/15/20	9,570	9,413
4	Northwest Airlines 2007-1 Class B Pass
	Through Trust	8.028%	11/1/17	22,711	24,329
10	Qantas Airways Ltd.	7.500%	6/11/21	39,580	33,737
10	Qantas Airways Ltd.	7.750%	5/19/22	17,000	14,863
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	13,502	15,055
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	4,798	5,422
4	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	14,650	14,064
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	17,340	18,142
	Union Pacific Corp.	5.750%	11/15/17	9,624	10,279
	Union Pacific Corp.	5.700%	8/15/18	28,989	31,898
	Union Pacific Corp.	2.250%	2/15/19	15,645	15,996
	Union Pacific Corp.	1.800%	2/1/20	8,400	8,476
	Union Pacific Corp.	2.250%	6/19/20	24,425	25,075
	United Continental Holdings Inc.	6.375%	6/1/18	6,335	6,675
	United Parcel Service Inc.	5.125%	4/1/19	21,012	23,290
	United Parcel Service of America Inc.	8.375%	4/1/20	42,512	52,994
					14,288,355
Utilities (2.4%)
	Electric (2.1%)
	Arizona Public Service Co.	8.750%	3/1/19	29,145	34,722
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	38,425	41,525
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	39,110	39,723
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	17,600	17,991
	CMS Energy Corp.	5.050%	2/15/18	45,536	48,188
	CMS Energy Corp.	6.250%	2/1/20	9,141	10,497
	Commonwealth Edison Co.	5.950%	8/15/16	10,233	10,379
	Commonwealth Edison Co.	1.950%	9/1/16	5,316	5,328
	Commonwealth Edison Co.	6.150%	9/15/17	27,867	29,759
	Commonwealth Edison Co.	5.800%	3/15/18	36,085	38,990
	Commonwealth Edison Co.	2.150%	1/15/19	6,840	6,951
	Commonwealth Edison Co.	4.000%	8/1/20	23,498	25,536
	Commonwealth Edison Co.	3.400%	9/1/21	6,990	7,484
7	EDP Finance BV	6.000%	2/2/18	54,195	57,188
7	EDP Finance BV	4.900%	10/1/19	36,572	38,596
7	EDP Finance BV	4.125%	1/15/20	48,860	49,971
	Exelon Corp.	1.550%	6/9/17	23,800	23,819
	Exelon Corp.	2.850%	6/15/20	21,460	21,900
7	Exelon Corp.	3.950%	6/15/25	10,230	10,919
	FirstEnergy Corp.	2.750%	3/15/18	23,426	23,673
	FirstEnergy Corp.	4.250%	3/15/23	26,204	27,399
7	FirstEnergy Transmission LLC	4.350%	1/15/25	28,370	30,063
4,7	FPL Energy Marcus Hook LP	7.590%	7/10/18	15,983	17,022
	Georgia Power Co.	5.400%	6/1/18	7,815	8,419
	Georgia Power Co.	1.950%	12/1/18	26,270	26,550
	Georgia Power Co.	2.400%	4/1/21	19,500	19,851

LG&E & KU Energy LLC	3.750%	11/15/20	13,482	14,311
MidAmerican Energy Co.	5.950%	7/15/17	14,170	14,966
MidAmerican Energy Co.	5.300%	3/15/18	36,392	39,044
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	27,320	27,984
Nevada Power Co.	6.500%	5/15/18	32,715	36,073
Nevada Power Co.	6.500%	8/1/18	9,683	10,765
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	24,604	25,777
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,290	2,551
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,180	6,500
Pacific Gas & Electric Co.	5.625%	11/30/17	52,634	56,124
Pacific Gas & Electric Co.	8.250%	10/15/18	32,830	38,154
Pacific Gas & Electric Co.	3.500%	10/1/20	53,968	57,360
Pacific Gas & Electric Co.	4.250%	5/15/21	14,840	16,249
Pacific Gas & Electric Co.	3.250%	9/15/21	7,410	7,804
PacifiCorp	5.650%	7/15/18	20,566	22,555
PacifiCorp	5.500%	1/15/19	4,630	5,113
PacifiCorp	3.850%	6/15/21	3,900	4,264
SCANA Corp.	4.750%	5/15/21	7,705	8,094
South Carolina Electric & Gas Co.	5.250%	11/1/18	1,125	1,227
South Carolina Electric & Gas Co.	6.500%	11/1/18	12,181	13,637
Southern Co.	2.750%	6/15/20	18,710	19,198
Southwestern Electric Power Co.	5.875%	3/1/18	10,080	10,839
Southwestern Electric Power Co.	6.450%	1/15/19	48,811	54,467

Natural Gas (0.3%)
Sempra Energy	6.500%	6/1/16	77,159	77,488
Sempra Energy	2.300%	4/1/17	36,630	36,921
Sempra Energy	6.150%	6/15/18	23,335	25,406
Sempra Energy	2.400%	3/15/20	10,265	10,339
Sempra Energy	2.850%	11/15/20	9,770	10,003

				1,325,656
Total Corporate Bonds (Cost $29,432,855)				29,745,490
Sovereign Bonds (U.S. Dollar-Denominated) (6.7%)
Abu Dhabi National Energy Co. PJSC	4.125%	3/13/17	4,077	4,146
7 Avi Funding Co. Ltd.	2.850%	9/16/20	11,075	11,292
7 Banco de Costa Rica	5.250%	8/12/18	4,800	4,891
7 Banco del Estado de Chile	2.000%	11/9/17	6,200	6,223
7 Banco Latinoamericano de Comercio Exterior
SA	3.750%	4/4/17	3,900	3,975
Banco Latinoamericano de Comercio Exterior
SA	3.750%	4/4/17	38,610	39,238
7 Banco Nacional de Desenvolvimento
Economico e Social	3.375%	9/26/16	6,400	6,464
Banco Nacional de Desenvolvimento
Economico e Social	6.369%	6/16/18	6,830	7,096
7 Bank Nederlandse Gemeenten NV	0.875%	2/21/17	23,500	23,498
7 Bank Nederlandse Gemeenten NV	2.500%	1/23/23	2,450	2,530
7 Bermuda	4.138%	1/3/23	6,000	6,035
7 Bermuda	4.854%	2/6/24	5,800	6,152
7 Caisse d'Amortissement de la Dette Sociale	1.125%	1/30/17	3,000	3,009
7 Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	4,875	4,909
7 Caixa Economica Federal	2.375%	11/6/17	12,375	11,926
7 CDP Financial Inc.	3.150%	7/24/24	24,580	25,656
7 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,800	1,866

	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	4,000	3,975
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	38,025	38,025
7	CNPC General Capital Ltd.	2.750%	4/19/17	4,875	4,931
7	CNPC General Capital Ltd.	2.750%	5/14/19	9,765	9,923
	Corp Nacional del Cobre de Chile	3.000%	7/17/22	1,200	1,174
	Corp. Andina de Fomento	5.750%	1/12/17	8,900	9,166
	Corp. Andina de Fomento	7.790%	3/1/17	9,570	10,048
	Corp. Andina de Fomento	1.500%	8/8/17	8,790	8,785
	Corp. Andina de Fomento	4.375%	6/15/22	32,912	35,905
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	2,000	2,052
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,825	5,175
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	2,800	2,930
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	15,196	15,917
7	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	19,525	19,140
14	Development Bank of Japan Inc.	5.125%	2/1/17	4,800	4,946
7,15 Dexia Credit Local SA		1.250%	10/18/16	12,700	12,690
	Ecopetrol SA	7.375%	9/18/43	2,340	2,200
7	Electricite de France SA	1.150%	1/20/17	58,610	58,580
7	Electricite de France SA	2.150%	1/22/19	34,190	34,621
7	Electricite de France SA	6.000%	1/22/14	1,610	1,665
10	Emirates NBD PJSC	5.750%	5/8/19	10,770	8,497
4,7	ENA Norte Trust	4.950%	4/25/28	1,679	1,725
	European Investment Bank	2.500%	5/16/16	5,000	5,002
7	Export Credit Bank of Turkey	5.375%	2/8/21	14,550	15,023
	Export-Import Bank of Korea	3.750%	10/20/16	18,695	18,921
	Export-Import Bank of Korea	4.000%	1/11/17	160,330	163,439
	Export-Import Bank of Korea	2.875%	9/17/18	11,700	11,995
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,172
7	Federation of Malaysia	2.991%	7/6/16	4,875	4,892
4	Federative Republic of Brazil	8.000%	1/15/18	21,129	22,318
	Fondo MIVIVIENDA SA	3.375%	4/2/19	4,850	4,957
7	Fondo MIVIVIENDA SA	3.375%	4/2/19	19,500	20,075
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	2,004	2,300
	Hydro-Quebec	2.000%	6/30/16	21,750	21,802
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	14,720	14,823
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	15,950	16,552
	International Bank for Reconstruction &
	Development	0.625%	10/14/16	10,000	9,992
7	IPIC GMTN Ltd.	3.750%	3/1/17	2,850	2,889
14	Japan Bank for International Cooperation	2.500%	5/18/16	22,000	22,014
14	Japan Bank for International Cooperation	2.250%	7/13/16	34,090	34,176
14	Japan Bank for International Cooperation	1.750%	7/31/18	26,800	26,955
14	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	10,644
	KazMunayGas National Co. JSC	9.125%	7/2/18	53,110	58,283
7	Kommunalbanken AS	0.875%	10/3/16	9,775	9,780
7	Kommunalbanken AS	1.125%	5/23/18	31,300	31,275
	Korea Development Bank	4.000%	9/9/16	5,200	5,257
	Korea Development Bank	3.250%	9/20/16	9,800	9,880
	Korea Development Bank	3.875%	5/4/17	24,125	24,742
	Korea Development Bank	2.250%	8/7/17	19,445	19,640
	Korea Development Bank	3.500%	8/22/17	22,675	23,255
	Korea Development Bank	1.500%	1/22/18	5,850	5,841
	Korea Expressway Corp.	1.625%	4/28/17	9,800	9,821
7	Korea Expressway Corp.	1.625%	4/28/17	9,800	9,821
	Korea Expressway Corp.	1.875%	10/22/17	22,630	22,750
7	Korea Expressway Corp.	1.875%	10/22/17	1,000	1,005
	Korea Gas Corp.	2.875%	7/29/18	4,800	4,913

7	Korea Land & Housing Corp.	1.875%	8/2/17	7,000	7,004
7	Korea National Oil Corp.	4.000%	10/27/16	19,201	19,458
	Korea National Oil Corp.	2.750%	1/23/19	14,650	14,985
7	Korea Resources Corp.	2.125%	5/2/18	4,675	4,702
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	7,800	7,977
	Majapahit Holding BV	8.000%	8/7/19	16,600	18,916
	North American Development Bank	2.300%	10/10/18	3,675	3,752
	North American Development Bank	2.400%	10/26/22	2,700	2,699
7	OCP SA	5.625%	4/25/24	8,325	8,752
16	Oesterreichische Kontrollbank AG	2.000%	6/3/16	24,350	24,377
7	Ooredoo International Finance Ltd.	3.375%	10/14/16	9,025	9,104
7	Ooredoo International Finance Ltd.	3.250%	2/21/23	4,925	4,929
7	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,800	1,786
7	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	4,800	4,992
	Petrobras Global Finance BV	2.000%	5/20/16	7,330	7,321
6	Petrobras Global Finance BV	2.238%	5/20/16	17,155	17,134
	Petrobras Global Finance BV	3.250%	3/17/17	8,900	8,778
6	Petrobras Global Finance BV	2.768%	1/15/19	11,250	9,830
	Petrobras International Finance Co. SA	6.125%	10/6/16	11,427	11,527
	Petrobras International Finance Co. SA	5.875%	3/1/18	20,013	19,738
	Petrobras International Finance Co. SA	6.875%	1/20/40	6,258	4,905
	Petroleos Mexicanos	5.750%	3/1/18	248,160	260,796
	Petroleos Mexicanos	3.500%	7/18/18	8,085	8,172
7	Petroleos Mexicanos	5.500%	2/4/19	26,823	28,149
	Petroleos Mexicanos	8.000%	5/3/19	118,468	132,106
	Petroleos Mexicanos	5.500%	1/21/21	37,329	39,147
7	Petroleos Mexicanos	6.375%	2/4/21	27,097	29,277
	Petroleos Mexicanos	6.375%	2/4/21	3,145	3,398
	Province of Manitoba	1.300%	4/3/17	32,225	32,338
	Province of New Brunswick	2.750%	6/15/18	485	499
	Province of Ontario	2.300%	5/10/16	67,725	67,748
	Province of Ontario	1.200%	2/14/18	5,200	5,205
	Province of Ontario	3.000%	7/16/18	15,905	16,495
	Province of Ontario	1.625%	1/18/19	31,500	31,794
	Province of Ontario	1.875%	5/21/20	9,770	9,854
	Province of Ontario	2.500%	4/27/26	5,515	5,483
	Quebec	5.125%	11/14/16	11,000	11,240
	Quebec	3.500%	7/29/20	4,750	5,087
	Quebec	2.750%	8/25/21	16,785	17,429
	Quebec	2.625%	2/13/23	5,150	5,284
	Quebec	2.875%	10/16/24	6,750	7,006
4,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	4,618	4,927
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	7,154	7,631
	Republic of Argentina	6.250%	4/22/19	12,180	12,626
	Republic of Argentina	6.250%	4/22/19	21,600	22,391
	Republic of Colombia	7.375%	1/27/17	45,785	47,788
	Republic of Colombia	7.375%	3/18/19	12,520	14,191
	Republic of Colombia	4.375%	7/12/21	76,706	80,158
	Republic of Croatia	6.250%	4/27/17	47,320	49,142
	Republic of Hungary	4.000%	3/25/19	30,950	32,200
	Republic of Hungary	6.250%	1/29/20	39,340	43,864
	Republic of Hungary	6.375%	3/29/21	12,000	13,668
	Republic of Indonesia	6.875%	3/9/17	4,885	5,099
	Republic of Indonesia	6.875%	1/17/18	11,463	12,398
	Republic of Indonesia	5.875%	3/13/20	26,918	29,931
	Republic Of Indonesia	4.875%	5/5/21	14,330	15,508
12	Republic of Indonesia	2.875%	7/8/21	25,485	30,145

	Republic of Indonesia	3.750%	4/25/22	10,100	10,348
12	Republic of Indonesia	3.375%	7/30/25	18,070	21,065
	Republic of Indonesia	6.625%	2/17/37	3,440	4,072
	Republic of Kazakhstan	4.875%	10/14/44	8,200	7,449
	Republic of Kazakhstan	6.500%	7/21/45	14,500	15,904
	Republic of Korea	5.125%	12/7/16	9,750	9,990
7	Republic of Latvia	5.250%	2/22/17	2,000	2,065
7	Republic of Latvia	2.750%	1/12/20	4,000	4,077
	Republic of Lithuania	7.375%	2/11/20	8,295	9,799
	Republic of Lithuania	6.125%	3/9/21	9,760	11,313
	Republic of Namibia	5.500%	11/3/21	8,850	9,296
	Republic of Namibia	5.250%	10/29/25	4,895	4,815
	Republic of Poland	6.375%	7/15/19	59,240	67,464
	Republic of Poland	5.125%	4/21/21	23,840	26,698
	Republic of Poland	5.000%	3/23/22	43,605	48,814
	Republic of Poland	3.250%	4/6/26	8,260	8,239
12	Republic of Romania	2.750%	10/29/25	14,635	17,217
	Republic of Serbia	5.250%	11/21/17	4,800	4,959
7	Republic of Serbia	5.250%	11/21/17	22,470	23,341
	Republic of Slovakia	4.375%	5/21/22	3,000	3,395
7	Republic of Slovakia	4.375%	5/21/22	5,500	6,222
7	Republic of Slovenia	5.250%	2/18/24	10,700	12,031
	Republic of Turkey	7.000%	9/26/16	100,305	102,575
	Republic of Turkey	7.500%	7/14/17	167,694	178,782
	Republic of Turkey	6.750%	4/3/18	105,240	113,316
	Republic of Turkey	7.000%	3/11/19	7,180	7,975
	Republic of Turkey	5.625%	3/30/21	12,355	13,391
	Republic of Turkey	4.875%	4/16/43	7,601	7,131
	SABIC Capital II BV	2.625%	10/3/18	9,600	9,714
7	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	4,000	4,066
7	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	5,775	5,848
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	20,200	21,516
	Sinopec Group Overseas Development 2014
	Ltd.	1.750%	4/10/17	2,000	2,003
	State Bank of India	4.125%	8/1/17	33,613	34,539
	State of Israel	5.500%	11/9/16	4,875	4,984
	State of Israel	4.000%	6/30/22	6,700	7,387
	State of Israel	3.150%	6/30/23	6,000	6,303
	State of Israel	2.875%	3/16/26	9,635	9,717
7	State of Qatar	3.125%	1/20/17	8,000	8,109
	Statoil ASA	1.800%	11/23/16	5,900	5,925
	Statoil ASA	3.125%	8/17/17	8,956	9,159
	Statoil ASA	1.200%	1/17/18	21,105	21,044
	Statoil ASA	2.250%	11/8/19	19,500	19,975
	Statoil ASA	2.900%	11/8/20	10,000	10,284
	Statoil ASA	3.150%	1/23/22	2,000	2,056
	Svensk Exportkredit AB	2.125%	7/13/16	24,400	24,470
	Svensk Exportkredit AB	1.750%	5/30/17	4,900	4,945
	Svensk Exportkredit AB	1.125%	4/5/18	9,750	9,754
7	Temasek Financial I Ltd.	4.300%	10/25/19	7,250	7,905
7	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,042
7	Turkiye Halk Bankasi AS	4.875%	7/19/17	1,800	1,832
	United Mexican States	5.625%	1/15/17	185,592	190,790
	Vnesheconombank Via VEB Finance plc	5.450%	11/22/17	1,900	1,942
Total Sovereign Bonds (Cost $3,616,974)					3,660,072

Taxable Municipal Bonds (0.4%)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	9,800	9,952
California GO	5.950%	3/1/18	26,110	28,474
California GO	6.200%	10/1/19	13,650	15,784
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	1.600%	5/15/16	14,600	14,607
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.298%	7/1/16	7,800	7,811
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	5,350	5,417
George Washington University District of
Columbia GO	3.485%	9/15/22	4,800	5,053
Harris County TX Toll Road Revenue	1.361%	8/15/17	9,750	9,833
Illinois GO	5.365%	3/1/17	44,595	45,866
Illinois GO	5.665%	3/1/18	4,490	4,755
JobsOhio Beverage System Statewide Liquor
Profits Revenue	1.570%	1/1/17	2,000	2,013
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.217%	1/1/19	1,850	1,902
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	26,018	26,602
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	13,800	14,274
6 Mississippi GO (Nissan North America, Inc.
Project)	1.134%	11/1/17	12,180	12,204
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	2,385	2,422
University of California Revenue	2.054%	5/15/18	3,400	3,474
University of California Revenue	1.745%	5/15/19	6,250	6,356
Total Taxable Municipal Bonds (Cost $212,880)				216,799
Tax-Exempt Municipal Bonds (0.0%)
Calhoun County TX Navigation Industrial
Development Authority Port Revenue (BP
plc) VRDO (Cost $10,000)	0.700%	5/6/16	10,000	10,000

			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
11 Lehman Brothers Holdings Inc. Pfd. (Cost $28,923)	7.250%		29,160	—

	Coupon		Shares
Temporary Cash Investment (3.5%)
Money Market Fund (3.5%)
17 Vanguard Market Liquidity Fund (Cost
$1,907,878)	0.495%	1,907,877,996		1,907,878

	Expiration Date		Contracts
Options on Futures Purchased (0.0%)
Put Options on 10-year U.S. Treasury Note Futures Contracts,
Strike Price $127.50 (Cost $381)		5/20/16	2,520	79
			Notional
			Amount
	Counterparty		($000)
Credit Default Swaptions (0.0%)
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 85%	JPMC	6/15/16	136,670	262
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 95%	JPMC	7/20/16	149,360	297
Total Credit Default Swaptions Purchased (Cost $819)				559

Total Investments (100.3%) (Cost $54,383,405)				54,922,061

Liabilities for Options Written (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50		5/20/16	1,685	(658)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		5/20/16	846	(132)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50		5/20/16	846	(291)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		5/20/16	1,685	(184)
Total Options on Futures Written (Premiums received $2,014)				(1,265)
			Notional
			Amount
	Counterparty		($000)
Written Swaptions on Credit Default Index (0.0%)
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 110%	JPMC	6/15/16	136,670	(60)
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 120%	JPMC	7/20/16	149,360	(115)
Total Credit Default Swaptions Written (Premium received $318)				(175)
Total Liabilities on Options Written (0.0%) (Premiums received $2,332)				(1,440)
Other Assets and Liabilities-Net (-0.3%)				(160,024)
Net Assets (100%)				54,760,597

1 Securities with a value of $41,195,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $33,280,000 have been segregated as initial margin for open cleared swap contracts.
3 Securities with a value of $8,147,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $7,266,191,000, representing 13.3% of net assets.
8 Security made only partial principal and/or interest payments during the period ended April 30, 2016.
9 Face amount denominated in British pounds.
10 Face amount denominated in Australian dollars.
11 Non-income-producing security--security in default.
12 Face amount denominated in euro.
13 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14 Guaranteed by the Government of Japan.
15 Guaranteed by the Republic of France.
16 Guaranteed by the Republic of Austria.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Short-Term Investment-Grade Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,914,930	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,466,254	—
Corporate Bonds	—	29,745,487	3
Sovereign Bonds	—	3,660,072	—
Taxable Municipal Bonds	—	216,799	—
Tax-Exempt Municipal Bonds	—	10,000	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	1,907,878	—	—
Options Purchased	638	—	—
Liability for Options Written	(1,440)	—	—
Futures Contracts—Assets[1]	3,690	—	—
Futures Contracts—Liabilities[1]	(3,838)	—	—
Forward Currency Contracts—Assets	—	14,770	—
Forward Currency Contracts—Liabilities	—	(27,340)	—
Swap Contracts—Assets	603[1]	14,320	—
Swap Contracts—Liabilities	(525)[1]	(6,903)	—
Total	1,907,006	53,008,389	3
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Short-Term Investment-Grade Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2016	32,150	3,887,387	(26)
2-Year U.S. Treasury Note	June 2016	10,448	2,284,194	3,254
10-Year Ultra U.S. Treasury Note	June 2016	(11,991)	(1,685,485)	(10,062)
Euro-Schatz	June 2016	(12,893)	(1,650,009)	3,137
10-Year U.S. Treasury Note	June 2016	(5,214)	(678,146)	(516)
AUD 3-Year Treasury Bond	June 2016	(3,456)	(294,460)	(607)
Euro-Bund	June 2016	(1,522)	(282,120)	756
Euro-Bobl	June 2016	(1,490)	(223,247)	471
30-Year U.S. Treasury Bond	June 2016	(215)	(35,112)	184
Long Gilt	June 2016	(124)	(21,670)	251
AUD 10-Year Treasury Bond	June 2016	(127)	(12,616)	(74)
Ultra Long U.S. Treasury Bond	June 2016	(61)	(10,452)	(141)
Euro-Buxl	June 2016	(48)	(8,985)	170
				(3,203)

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year and AUD

10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with

Short-Term Investment-Grade Fund

each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Deutsche Bank AG	5/4/16	EUR	591,337	USD	668,984	8,211
Deutsche Bank AG	5/4/16	AUD	410,222	USD	317,512	(5,652)
Morgan Stanley Capital Services LLC	5/4/16	GBP	55,692	USD	81,354	20
Morgan Stanley Capital Services LLC	5/4/16	EUR	32,810	USD	37,395	178
Deutsche Bank AG	6/2/16	EUR	21,043	USD	23,826	294
BNP Paribas	5/4/16	EUR	15,678	USD	17,854	100
UBS AG	5/4/16	EUR	8,088	USD	9,239	23
JPMorgan Chase Bank N.A.	5/4/16	EUR	7,271	USD	8,296	30
Bank of America N.A.	5/4/16	EUR	6,982	USD	7,896	99
Morgan Stanley Capital Services LLC	6/2/16	EUR	6,745	USD	7,660	72
BNP Paribas	5/4/16	GBP	3,215	USD	4,624	73
JPMorgan Chase Bank N.A.	6/2/16	EUR	289	USD	328	3
Deutsche Bank AG	5/4/16	USD	734,162	EUR	652,085	(12,600)
Deutsche Bank AG	6/2/16	USD	599,536	EUR	529,513	(7,392)
Deutsche Bank AG	6/2/16	USD	317,099	AUD	410,222	5,625
Deutsche Bank AG	5/4/16	USD	311,902	AUD	410,222	42
Morgan Stanley Capital Services LLC	5/4/16	USD	84,654	GBP	58,906	(1,418)
Morgan Stanley Capital Services LLC	6/2/16	USD	81,359	GBP	55,692	(22)
Morgan Stanley Capital Services LLC	6/2/16	USD	11,013	EUR	9,717	(124)
Morgan Stanley Capital Services LLC	5/4/16	USD	6,692	EUR	5,872	(33)
JPMorgan Chase Bank N.A.	5/4/16	USD	4,577	EUR	4,078	(92)
JPMorgan Chase Bank N.A.	6/2/16	USD	4,076	GBP	2,789	—
Barclays Capital	6/2/16	USD	520	EUR	459	(6)
Barclays Capital	6/2/16	USD	309	GBP	211	—
UBS AG	5/4/16	USD	149	EUR	131	(1)
						(12,570)
AUD—Australian dollar.
EUR—Euro.

Short-Term Investment-Grade Fund

GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that

Short-Term Investment-Grade Fund

counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At April 30, 2016, the fund had the following open swap contracts:

Centrally Cleared Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse	($000)	($000)	(%)	($000)
Credit Protection Purchased

CDX-HY-26-V1	6/20/21	ICE	250,963	7,656	(5.000)	335

ICE—Intercontinental Exchange.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Energy Transfer Partners
LP/Baa3	6/20/17	BOANA	14,630	198	1.000	170

Short-Term Investment-Grade Fund

Federation of Malaysia/A3	6/20/21	BNPSW	39,400	1,139	1.000	(122)
Federation of Malaysia/A3	6/20/21	BARC	29,148	847	1.000	(86)
Federation of Malaysia/A3	6/20/21	DBAG	25,815	854	1.000	28
General Electric Capital
Corp./A1	12/20/19	DBAG	29,290	(446)	1.000	289
Hartford Financial Services
Group Inc./Baa2	3/20/18	GSCM	9,750	10	1.000	154
Metlife Inc./A3	12/20/20	GSCM	14,025	—	1.000	(88)
People’s Republic of China/Aa3	9/20/20	BNPSW	4,880	29	1.000	2
People’s Republic of China/Aa3	9/20/20	JPMC	24,405	(91)	1.000	(226)
People’s Republic of China/Aa3	12/20/20	BARC	19,515	263	1.000	103
People’s Republic of China/Aa3	12/20/20	GSCM	14,635	140	1.000	20
People’s Republic of China/Aa3	12/20/20	GSCM	10,830	210	1.000	121
People’s Republic of China/Aa3	12/20/20	GSCM	13,000	214	1.000	107
People’s Republic of China/Aa3	12/20/20	JPMC	7,220	95	1.000	36
People’s Republic of China/Aa3	12/20/20	JPMC	11,900	72	1.000	(26)
Republic of Chile/Aa3	12/20/20	BARC	8,780	181	1.000	218
Republic of Chile/Aa3	12/20/20	GSCM	8,585	138	1.000	174
Republic of Chile/Aa3	12/20/20	JPMC	14,635	275	1.000	337
Republic of Chile/Aa3	12/20/20	BNPSW	25,680	(77)	1.000	(76)
Republic of Chile/Aa3	6/20/21	BNPSW	11,530	33	1.000	34
Republic of Chile/Aa3	6/20/21	DBAG	13,480	—	1.000	—
Republic of Chile/Aa3	6/20/21	JPMC	9,760	(24)	1.000	(24)
Republic of Indonesia/Baa3	6/20/21	BNPSW	27,470	1,397	1.000	189
Republic of Indonesia/Baa3	6/20/21	DBAG	44,395	2,313	1.000	361

Short-Term Investment-Grade Fund

Republic of Peru/A3	6/20/21	BARC	3,005	95	1.000	17

Republic of Turkey/Baa3	12/20/16	BNPSW	10,740	11	1.000	50

Russian Federation/Ba1	6/20/17	GSCM	9,600	275	1.000	308

Russian Federation/Ba1	6/20/17	GSCM	19,540	569	1.000	636

Russian Federation/Ba1	6/20/17	GSCM	16,020	460	1.000	516

United Mexican States/A3	6/20/21	BARC	12,200	367	1.000	—

United Mexican States/A3	6/20/21	BOANA	36,980	1,064	1.000	(48)
			540,843			3,174

Credit Protection Purchased
Aetna Inc.	12/20/19	CSFBI	19,525	466	(1.000)	(118)
Aetna Inc.	6/20/20	GSCM	19,530	632	(1.000)	(3)
American International Group
Inc.	6/20/20	BOANA	11,720	179	(1.000)	(34)
American International Group
Inc.	6/20/20	BOANA	11,720	179	(1.000)	(34)
American International Group
Inc.	12/20/20	GSCM	14,025	292	(1.000)	67
American International Group
Inc.	12/20/20	GSCM	6,990	(99)	(1.000)	(211)
Autozone Inc.	12/20/20	GSCM	9,760	320	(1.000)	6
Bank of America Corp.	3/20/20	GSCM	21,610	265	(1.000)	13
CVS Health Corp.	12/20/20	BOANA	9,760	311	(1.000)	(40)
CVS Health Corp.	12/20/20	BOANA	4,880	157	(1.000)	(19)
CVS Health Corp.	12/20/20	BOANA	9,760	314	(1.000)	(37)
CVS Health Corp.	12/20/20	BOANA	4,880	168	(1.000)	(7)
El Du Pont De Nemours & Co.	12/20/20	JPMC	25,215	563	(1.000)	(237)
Federal Express Corp.	12/20/18	GSCM	21,640	177	(1.000)	(307)
Federative Republic of Brazil	12/20/20	BARC	14,940	(1,745)	(1.000)	(465)
Federative Republic of Brazil	12/20/20	BNPSW	11,447	(1,765)	(1.000)	(784)
Federative Republic of Brazil	6/20/21	DBAG	16,110	(1,938)	(1.000)	(260)
Federative Republic of Brazil	12/20/25	BOANA	23,222	(6,276)	(1.000)	(1,523)
Federative Republic of Brazil	12/20/25	GSCM	10,925	(2,757)	(1.000)	(521)
Intesa Sanpaolo SpA	6/20/19	DBAG	19,530	1,114	(3.000)	(325)
Intesa Sanpaolo SpA	12/20/19	BARC	14,510	110	(1.000)	34
McKesson Corp.	3/20/19	JPMC	18,210	363	(1.000)	(100)

Short-Term Investment-Grade Fund

McKesson Corp.	3/20/19	JPMC	18,210	372	(1.000)	(91)
Petroleo Brasileiro SA	6/20/16	MSCS	24,410	(40)	(1.000)	23
PPG Industries Inc.	3/20/18	GSCM	9,760	76	(1.000)	(86)
Republic of Austria	9/20/17	BNPSW	3,800	(107)	(1.000)	(156)
Republic of Columbia	6/20/21	JPMC	17,310	(1,107)	(1.000)	(180)
Republic of Korea	9/20/18	JPMC	7,800	34	(1.000)	(111)
Republic of South Africa	12/20/20	BOANA	18,950	(1,374)	(1.000)	(125)
Republic of South Africa	12/20/20	JPMC	18,950	(1,381)	(1.000)	(132)
Royal Bank of Scotland plc	12/20/20	BNPSW	18,060	142	(1.000)	193
United Mexican States	12/20/18	DBAG	4,900	(16)	(1.000)	(35)
UnitedHealth Group Inc.	12/20/19	CSFBI	19,525	453	(1.000)	(125)
UnitedHealth Group Inc.	6/20/20	CSFBI	19,530	608	(1.000)	(21)
Wells Fargo & Co.	9/20/20	BOANA	25,940	464	(1.000)	(120)
			527,054			(5,871)
						(2,697)
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

				Fixed
				Interest	Floating
				Rate	Interest		Unrealized
	Future		Notional	Received	Rate		Appreciation
Termination	Effective		Amount	(Paid)	Received		(Depreciation)
Date	Date	Clearinghouse	($000)	(%)	(Paid) (%)		($000)
5/15/17	NA	CME	200,000	0.659	(0.433)	2	120
6/15/17	6/15/16[1]	CME	432,357	(1.000)	0.000	3	(223)
11/15/17	NA	LCH	100,000	1.069	(0.433)	2	589
6/15/18	6/15/16[1]	CME	918,000	1.250	(0.000)	3	754
2/7/19	NA	CME	78,000	(1.220)	0.439	2	(731)
6/15/19	6/15/16[1]	CME	98,000	(1.500)	0.000	3	(227)

Short-Term Investment-Grade Fund

8/15/19	NA	LCH	175,000	(1.524)	0.433	2	(3,508)
6/15/20	6/15/16[1]	CME	296,000	(1.750)	0.000	3	(557)
8/15/20	NA	LCH	400,000	(1.486)	0.433	2	(7,735)
8/31/20	7/6/16[1]	LCH	316,000	(1.233)	0.000	3	(408)
6/15/21	6/15/16[1]	CME	8,000	(2.000)	0.000	3	(11)
6/15/23	6/15/16[1]	CME	111,500	(2.000)	0.000	3	(68)
							(12,005)

CME—Chicago Mercantile Exchange.

LCH—London Clearing House.
Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to
1 make periodic net payments beginning on a specified future effective date.
2 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Over-the-Counter Interest Rate Swaps

				Fixed	Floating
				Interest Rate	Interest Rate	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
	Date	Counterparty	($000)	(%)	(%)	($000)

	6/1/16	GSCM	125	0.555	(0.635) 1	—

GSCM—Goldman Sachs Bank USA.

1	Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional
				Amount	Notional
				of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation)
Received	Rate Paid	Date	Counterparty	($000)	(000)	($000)

USD 5.453%	GBP 5.875%	4/28/17	MSCS	24,528	GBP 14,650	3,116

USD 4.684%	GBP 5.375%	9/28/16	MSCS	23,541	GBP 13,750	3,438

USD 5.693%	GBP 6.125%	5/14/17	BARC	16,195	GBP 9,770	1,925

USD 5.686%	GBP 6.125%	5/14/17	BARC	13,493	GBP 8,119	1,635

Short-Term Investment-Grade Fund

10,114

BARC—Barclays Bank plc.
MSCS—Morgan Stanley Capital Services LLC.

GBP—British pound.
USD—U.S. dollar.

At April 30, 2016, counterparties had deposited in segregated accounts securities and cash with a value of $10,097,000 in connection with open swap contracts and forward currency contracts.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At April 30, 2016, the cost of investment securities for tax purposes was $54,390,555,000. Net unrealized appreciation of investment securities for tax purposes was $530,868,000, consisting of

Short-Term Investment-Grade Fund

unrealized gains of $757,253,000 on securities that had risen in value since their purchase and $226,385,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments
As of April 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.6%)
U.S. Government Securities (5.4%)
	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/25	84,084	86,200
	United States Treasury Note/Bond	0.875%	12/31/16	85,000	85,199
1	United States Treasury Note/Bond	0.625%	9/30/17	22,500	22,482
	United States Treasury Note/Bond	0.750%	4/30/18	30,400	30,386
	United States Treasury Note/Bond	1.000%	5/31/18	11,000	11,045
	United States Treasury Note/Bond	1.000%	9/30/19	2,700	2,698
	United States Treasury Note/Bond	1.125%	12/31/19	9,400	9,412
	United States Treasury Note/Bond	1.250%	1/31/20	6,350	6,384
	United States Treasury Note/Bond	3.625%	2/15/20	7,900	8,643
	United States Treasury Note/Bond	1.375%	3/31/20	700	706
	United States Treasury Note/Bond	1.125%	2/28/21	3,570	3,547
	United States Treasury Note/Bond	1.250%	3/31/21	28,000	27,956
					294,658
Agency Bonds and Notes (82.3%)
2	AID-Israel	5.500%	9/18/23	7,000	8,656
2	AID-Israel	5.500%	4/26/24	9,300	11,644
2	AID-Jordan	2.578%	6/30/22	33,500	35,035
3	Fannie Mae Interest Strip	0.000%	1/15/19	1,560	1,516
3	Fannie Mae Principal Strip	0.000%	2/1/19	18,382	17,723
4	Federal Farm Credit Banks	1.110%	2/20/18	14,000	14,069
4	Federal Home Loan Banks	0.875%	3/10/17	8,500	8,520
4	Federal Home Loan Banks	0.625%	5/30/17	23,250	23,235
4	Federal Home Loan Banks	0.750%	8/28/17	81,600	81,628
4	Federal Home Loan Banks	1.000%	12/19/17	15,000	15,045
4	Federal Home Loan Banks	1.375%	3/9/18	75,700	76,437
4	Federal Home Loan Banks	0.875%	3/19/18	39,700	39,723
4	Federal Home Loan Banks	5.375%	5/15/19	46,000	51,954
4	Federal Home Loan Banks	1.750%	6/12/20	20,000	20,396
4	Federal Home Loan Banks	1.375%	2/18/21	155,000	154,860
3	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	14,500	15,004
3	Federal Home Loan Mortgage Corp.	0.875%	2/22/17	88,500	88,703
3	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	264,200	265,096
3	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	26,100	26,254
3,5	Federal Home Loan Mortgage Corp.	0.875%	6/16/17	40,000	40,085
3	Federal Home Loan Mortgage Corp.	0.750%	7/14/17	25,000	25,014
3	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	75,350	75,599
3	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	60,000	63,974
3	Federal Home Loan Mortgage Corp.	1.000%	12/15/17	72,950	73,168
3	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	109,650	109,514
3,5	Federal Home Loan Mortgage Corp.	1.050%	2/26/18	150,000	150,057
3	Federal Home Loan Mortgage Corp.	0.750%	4/9/18	133,000	132,761
3,5	Federal Home Loan Mortgage Corp.	1.250%	5/25/18	50,000	50,022
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	16,000	17,341
3,5	Federal Home Loan Mortgage Corp.	1.200%	10/29/18	75,000	74,996
3,5	Federal Home Loan Mortgage Corp.	1.200%	11/16/18	75,000	74,979
3	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	167,250	167,742
3,5	Federal Home Loan Mortgage Corp.	1.400%	5/24/19	80,500	80,481

3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	63,050	63,359
3	Federal National Mortgage Assn.	1.250%	1/30/17	61,500	61,806
3	Federal National Mortgage Assn.	5.000%	2/13/17	23,500	24,308
3	Federal National Mortgage Assn.	1.125%	4/27/17	26,150	26,271
3	Federal National Mortgage Assn.	5.000%	5/11/17	94,500	98,679
3,5	Federal National Mortgage Assn.	2.000%	5/16/17	80,000	80,051
3	Federal National Mortgage Assn.	5.375%	6/12/17	17,800	18,723
3,5	Federal National Mortgage Assn.	2.000%	9/26/17	100,000	100,561
3	Federal National Mortgage Assn.	1.000%	9/27/17	35,750	35,868
3,5	Federal National Mortgage Assn.	1.070%	9/27/17	27,000	27,011
3,5	Federal National Mortgage Assn.	2.000%	10/17/17	100,000	100,604
3	Federal National Mortgage Assn.	0.875%	10/26/17	26,400	26,439
3	Federal National Mortgage Assn.	1.000%	11/28/17	20,500	20,563
3	Federal National Mortgage Assn.	0.875%	3/28/18	6,500	6,504
3,5	Federal National Mortgage Assn.	1.250%	9/27/18	10,000	10,082
3	Federal National Mortgage Assn.	1.125%	10/19/18	92,800	93,299
3	Federal National Mortgage Assn.	1.125%	12/14/18	191,350	192,146
3	Federal National Mortgage Assn.	1.375%	1/28/19	88,750	89,710
3	Federal National Mortgage Assn.	1.000%	2/26/19	150,050	150,035
3,5	Federal National Mortgage Assn.	1.250%	2/26/19	75,000	74,992
3,5	Federal National Mortgage Assn.	1.300%	2/26/19	66,500	66,460
3	Federal National Mortgage Assn.	1.750%	6/20/19	12,600	12,878
3	Federal National Mortgage Assn.	0.000%	10/9/19	135,000	128,447
3	Federal National Mortgage Assn.	1.750%	11/26/19	35,500	36,263
3	Federal National Mortgage Assn.	1.625%	1/21/20	37,500	38,114
3	Federal National Mortgage Assn.	1.375%	2/26/21	12,750	12,739
3	Federal National Mortgage Assn.	2.125%	4/24/26	52,500	52,400
4	Financing Corp.	0.000%	10/6/17	42,394	41,870
4	Financing Corp.	0.000%	11/11/17	2,000	1,972
4	Financing Corp.	0.000%	11/30/17	1,905	1,878
4	Financing Corp.	0.000%	11/30/17	29,145	28,729
4	Financing Corp.	0.000%	5/11/18	78,000	76,481
4	Financing Corp.	0.000%	11/2/18	1,540	1,502
4	Financing Corp.	0.000%	12/6/18	32,496	31,630
4	Financing Corp.	0.000%	12/27/18	84,523	82,178
4	Financing Corp.	0.000%	3/7/19	3,910	3,788
4	Financing Corp.	0.000%	9/26/19	8,000	7,662
	Government Trust Certificate	0.000%	4/1/20	10,419	9,737
	Private Export Funding Corp.	1.375%	2/15/17	7,744	7,777
	Private Export Funding Corp.	5.450%	9/15/17	11,352	12,058
	Private Export Funding Corp.	2.250%	12/15/17	6,586	6,724
	Private Export Funding Corp.	4.375%	3/15/19	8,300	9,041
	Private Export Funding Corp.	1.450%	8/15/19	14,300	14,404
	Private Export Funding Corp.	2.250%	3/15/20	12,393	12,781
	Private Export Funding Corp.	2.300%	9/15/20	17,450	18,034
	Private Export Funding Corp.	4.300%	12/15/21	4,430	5,023
	Private Export Funding Corp.	2.800%	5/15/22	13,545	14,239
	Private Export Funding Corp.	3.550%	1/15/24	7,000	7,678
	Private Export Funding Corp.	2.450%	7/15/24	5,300	5,372
	Private Export Funding Corp.	3.250%	6/15/25	16,200	17,395
	Residual Funding Corp. Principal Strip	0.000%	10/15/19	179,331	171,283
	Residual Funding Corp. Principal Strip	0.000%	7/15/20	63,500	59,623
	Residual Funding Corp. Principal Strip	0.000%	10/15/20	41,800	39,067
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	35,600	33,146
4	Tennessee Valley Authority	2.875%	9/15/24	5,000	5,242
4	Tennessee Valley Authority	4.700%	7/15/33	30,990	36,915

4	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	15,000	11,697
					4,514,469
Conventional Mortgage-Backed Securities (9.9%)
3,5	Fannie Mae Pool	2.000%	10/1/27–7/1/28	9,746	9,833
3,5,6 Fannie Mae Pool		2.500%	8/1/28–5/1/31	65,823	67,642
3,5,6 Fannie Mae Pool		3.000%	12/1/20–5/1/31	153,464	160,588
3,5,6 Fannie Mae Pool		3.500%	8/1/20–5/1/31	62,435	66,363
3,5	Fannie Mae Pool	4.000%	6/1/18–12/1/28	23,500	24,670
3,5	Fannie Mae Pool	4.500%	1/1/18–10/1/25	9,514	9,774
3,5	Fannie Mae Pool	5.000%	12/1/16–6/1/25	7,417	7,641
3,5	Fannie Mae Pool	5.500%	5/1/16–1/1/25	3,356	3,472
3,5	Fannie Mae Pool	6.000%	4/1/17–5/1/24	247	253
3,5	Fannie Mae Pool	6.500%	8/1/16–9/1/16	46	47
3,5	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	9,703	9,747
3,5,6 Freddie Mac Gold Pool		2.500%	6/1/22–6/1/31	62,242	63,925
3,5,6 Freddie Mac Gold Pool		3.000%	4/1/27–5/1/31	62,912	65,930
3,5	Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	23,179	24,605
3,5	Freddie Mac Gold Pool	4.000%	6/1/18–1/1/29	15,506	16,186
3,5	Freddie Mac Gold Pool	4.500%	5/1/18–9/1/26	9,084	9,451
3,5	Freddie Mac Gold Pool	5.000%	6/1/17–6/1/25	4,471	4,634
3,5	Freddie Mac Gold Pool	5.500%	6/1/16–2/1/19	79	81
3,5	Freddie Mac Gold Pool	6.000%	10/1/18	41	41
					544,883
Total U.S. Government and Agency Obligations (Cost $5,325,960)					5,354,010
Temporary Cash Investment (8.0%)
				Shares
Money Market Fund (8.0%)
7	Vanguard Market Liquidity Fund (Cost
	$436,538)	0.495%		436,538,301	436,538
Options on Futures Purchased (0.0%)			Expiration Date	Contracts
	Put Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $127.50		5/20/16	254	8
Total Options on Futures Purchased (Cost $39)					8
Total Investments (105.6%) (Cost $5,762,537)					5,790,556
Liability for Options Written (0.0%)
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $131.50		5/20/16	84	(13)
	Call Options on 5-year U.S. Treasury Note
	Futures Contracts, Strike Price $121.50		5/20/16	200	(27)
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $130.50		5/20/16	169	(66)
	Put Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $128.50		5/20/16	169	(18)
	Put Options on 10-year U.S. Treasury Note
	Futures Contracts, Strike Price $129.50		5/20/16	84	(29)
Total Liability for Options Written (Premiums received $274)					(153)
Other Assets and Liabilities-Net (-5.6%)					(306,878)
Net Assets (100%)					5,483,525

1 Securities with a value of $1,799,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2016.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2016, counterparties had deposited in segregated accounts securities with a value of $240,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with

Short-Term Federal Fund

open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,354,010	—
Temporary Cash Investments	436,538	—	—
Futures Contracts—Assets[1]	321	—	—
Futures Contracts—Liabilities[1]	(572)	—	—
Options on Futures Purchased	8	—	—
Liability for Options Written	(153)	—	—
Total	436,142	5,354,010	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current

Short-Term Federal Fund

market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2016	1,430	312,634	172
5-Year U.S. Treasury Note	June 2016	1,639	198,178	(41)
Ultra 10-Year U.S. Treasury Note	June 2016	(1,355)	(190,462)	(747)
30-Year U.S. Treasury Bond	June 2016	(302)	(49,320)	(258)
Ultra Long Treasury Bond	June 2016	58	9,938	(100)
10-Year U.S. Treasury Note	June 2016	39	5,072	9
				(965)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At April 30, 2016, the cost of investment securities for tax purposes was $5,763,167,000. Net unrealized appreciation of investment securities for tax purposes was $27,381,000, consisting of unrealized gains of $31,139,000 on securities that had risen in value since their purchase and $3,758,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of April 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (97.7%)
	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/25	53,087	54,423
	United States Treasury Inflation Indexed
	Bonds	0.625%	1/15/26	8,695	9,096
	United States Treasury Note/Bond	6.750%	8/15/26	9,000	13,153
	United States Treasury Note/Bond	6.500%	11/15/26	9,500	13,729
	United States Treasury Note/Bond	6.625%	2/15/27	8,000	11,722
	United States Treasury Note/Bond	6.375%	8/15/27	17,500	25,430
	United States Treasury Note/Bond	6.125%	11/15/27	34,100	48,880
	United States Treasury Note/Bond	5.500%	8/15/28	28,300	39,134
	United States Treasury Note/Bond	5.250%	11/15/28	38,050	51,760
	United States Treasury Note/Bond	5.250%	2/15/29	24,400	33,310
	United States Treasury Note/Bond	6.125%	8/15/29	6,500	9,606
	United States Treasury Note/Bond	6.250%	5/15/30	13,100	19,838
	United States Treasury Note/Bond	5.375%	2/15/31	21,750	30,933
	United States Treasury Note/Bond	4.500%	2/15/36	52,100	70,864
	United States Treasury Note/Bond	4.750%	2/15/37	14,200	19,913
	United States Treasury Note/Bond	5.000%	5/15/37	19,700	28,571
	United States Treasury Note/Bond	4.375%	2/15/38	21,500	28,810
	United States Treasury Note/Bond	4.500%	5/15/38	27,500	37,464
	United States Treasury Note/Bond	3.500%	2/15/39	44,300	52,301
	United States Treasury Note/Bond	4.250%	5/15/39	43,866	57,601
	United States Treasury Note/Bond	4.500%	8/15/39	57,600	78,327
	United States Treasury Note/Bond	4.375%	11/15/39	52,200	69,744
	United States Treasury Note/Bond	4.625%	2/15/40	82,022	113,421
	United States Treasury Note/Bond	4.375%	5/15/40	68,949	92,165
	United States Treasury Note/Bond	3.875%	8/15/40	61,800	76,903
	United States Treasury Note/Bond	4.250%	11/15/40	67,100	88,184
	United States Treasury Note/Bond	4.750%	2/15/41	69,400	97,843
	United States Treasury Note/Bond	4.375%	5/15/41	53,500	71,673
	United States Treasury Note/Bond	3.750%	8/15/41	61,700	75,409
	United States Treasury Note/Bond	3.125%	11/15/41	59,350	65,452
	United States Treasury Note/Bond	3.125%	2/15/42	70,200	77,384
	United States Treasury Note/Bond	3.000%	5/15/42	61,100	65,759
	United States Treasury Note/Bond	2.750%	8/15/42	77,050	78,989
	United States Treasury Note/Bond	2.750%	11/15/42	93,300	95,457
	United States Treasury Note/Bond	3.125%	2/15/43	103,200	113,359
1	United States Treasury Note/Bond	2.875%	5/15/43	154,087	161,116
	United States Treasury Note/Bond	3.625%	8/15/43	124,500	149,847
	United States Treasury Note/Bond	3.750%	11/15/43	139,300	171,470
	United States Treasury Note/Bond	3.625%	2/15/44	142,700	171,552
	United States Treasury Note/Bond	3.375%	5/15/44	131,350	150,848
	United States Treasury Note/Bond	3.125%	8/15/44	142,900	156,610
	United States Treasury Note/Bond	3.000%	11/15/44	151,400	161,904
	United States Treasury Note/Bond	2.500%	2/15/45	153,300	148,007
	United States Treasury Note/Bond	3.000%	5/15/45	142,300	152,106
	United States Treasury Note/Bond	2.875%	8/15/45	141,300	147,305
	United States Treasury Note/Bond	3.000%	11/15/45	132,600	141,757

	United States Treasury Note/Bond	2.500%	2/15/46	180,050	173,748
					3,802,877
Agency Bonds and Notes (1.4%)
2	Fannie Mae Interest Strip	0.000%	5/15/29	4,592	3,144
2	Fannie Mae Principal Strip	0.000%	5/15/30	25,912	17,200
2	Federal Home Loan Mortgage Corp.	0.000%	12/14/29	20,000	13,466
2	Freddie Mac Coupon Strips	0.000%	3/15/28	1,771	1,278
2	Freddie Mac Coupon Strips	0.000%	9/15/28	1,000	706
2	Freddie Mac Coupon Strips	0.000%	1/15/30	15,658	10,474
2	Freddie Mac Coupon Strips	0.000%	3/15/30	12,896	8,537
					54,805
Conventional Mortgage-Backed Securities (0.0%)
2,3 Fannie Mae Pool		6.000%	2/1/26–11/1/28	22	25
					25
Total U.S. Government and Agency Obligations (Cost $3,501,204)					3,857,707
				Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
4	Vanguard Market Liquidity Fund (Cost $17,506)	0.495%		17,506,103	17,506

			Expiration Date	Contracts
Options on Futures Purchased (0.0%)

Put Options on 10-year U.S. Treasury Note Futures
Contracts, Strike Price $127.50 (Cost $27)			5/20/16	178	6

Total Investments (99.6%) (Cost $3,518,737)					3,875,219
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note Futures
Contracts, Strike Price $130.50			5/20/16	120	(47)
Call Options on 10-year U.S. Treasury Note Futures
Contracts, Strike Price $131.50			5/20/16	60	(9)
Put Options on 10-year U.S. Treasury Note Futures
Contracts, Strike Price $129.50			5/20/16	60	(21)
Put Options on 10-year U.S. Treasury Note Futures
Contracts, Strike Price $128.50			5/20/16	120	(13)
Total Liability for Options Written (Premiums received $143)					(90)
Other Assets and Liabilities-Net (0.4%)					16,367
Net Assets (100%)					3,891,496

1 Securities with a value of $2,719,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using

Long-Term Treasury Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,857,707	—
Temporary Cash Investments	17,506	—	—
Options on Futures Purchased	6	—	—
Liability for Options Written	(90)	—	—
Futures Contracts—Assets[1]	337	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	17,754	3,857,707	—
1 Represents variation margin on the last day of the reporting period.

C. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing

Long-Term Treasury Fund

brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2016	885	193,483	(39)
10-Year U.S. Treasury Note	June 2016	(53)	(6,893)	(5)
10-Year Ultra U.S. Treasury Note	June 2016	42	5,904	(9)
				(53)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2016, the cost of investment securities for tax purposes was $3,520,568,000. Net unrealized appreciation of investment securities for tax purposes was $354,645,000, consisting of unrealized gains of $356,353,000 on securities that had risen in value since their purchase and $1,708,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of April 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (93.9%)
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/17	128,098	154,685
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/17	239,772	252,615
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/25	117,385	120,339
United States Treasury Note/Bond	0.875%	4/15/17	14,967	15,012
United States Treasury Note/Bond	0.500%	4/30/17	48,000	47,948
United States Treasury Note/Bond	0.875%	5/15/17	100,000	100,266
United States Treasury Note/Bond	4.500%	5/15/17	28,000	29,111
United States Treasury Note/Bond	0.625%	5/31/17	144,800	144,800
United States Treasury Note/Bond	2.750%	5/31/17	53,000	54,192
United States Treasury Note/Bond	0.875%	6/15/17	126,000	126,335
United States Treasury Note/Bond	0.625%	6/30/17	142,000	141,977
United States Treasury Note/Bond	0.750%	6/30/17	88,000	88,096
United States Treasury Note/Bond	2.500%	6/30/17	55,000	56,160
United States Treasury Note/Bond	0.875%	7/15/17	107,000	107,285
United States Treasury Note/Bond	0.500%	7/31/17	156,000	155,683
United States Treasury Note/Bond	0.625%	7/31/17	116,500	116,464
United States Treasury Note/Bond	2.375%	7/31/17	61,000	62,296
United States Treasury Note/Bond	0.875%	8/15/17	70,000	70,197
United States Treasury Note/Bond	4.750%	8/15/17	42,000	44,192
United States Treasury Note/Bond	0.625%	8/31/17	163,000	162,899
United States Treasury Note/Bond	1.875%	8/31/17	126,500	128,496
United States Treasury Note/Bond	1.000%	9/15/17	72,000	72,315
United States Treasury Note/Bond	0.625%	9/30/17	149,000	148,884
United States Treasury Note/Bond	1.875%	9/30/17	71,000	72,176
United States Treasury Note/Bond	0.875%	10/15/17	49,000	49,130
United States Treasury Note/Bond	0.750%	10/31/17	103,700	103,764
United States Treasury Note/Bond	1.875%	10/31/17	115,850	117,841
United States Treasury Note/Bond	0.875%	11/15/17	85,000	85,212
United States Treasury Note/Bond	4.250%	11/15/17	56,500	59,537
United States Treasury Note/Bond	0.625%	11/30/17	86,000	85,866
United States Treasury Note/Bond	0.875%	11/30/17	80,000	80,200
United States Treasury Note/Bond	2.250%	11/30/17	58,000	59,377
United States Treasury Note/Bond	1.000%	12/15/17	91,000	91,399
United States Treasury Note/Bond	0.750%	12/31/17	132,000	132,021
United States Treasury Note/Bond	1.000%	12/31/17	106,000	106,464
United States Treasury Note/Bond	2.750%	12/31/17	46,500	48,033
United States Treasury Note/Bond	0.875%	1/15/18	65,000	65,142
United States Treasury Note/Bond	0.750%	1/31/18	115,000	115,000
United States Treasury Note/Bond	0.875%	1/31/18	50,000	50,110
United States Treasury Note/Bond	2.625%	1/31/18	40,000	41,288
United States Treasury Note/Bond	1.000%	2/15/18	64,000	64,270
United States Treasury Note/Bond	3.500%	2/15/18	62,000	65,003
United States Treasury Note/Bond	0.750%	2/28/18	15,000	14,998
United States Treasury Note/Bond	2.750%	2/28/18	36,000	37,294
United States Treasury Note/Bond	0.750%	3/31/18	32,000	31,995
United States Treasury Note/Bond	0.875%	3/31/18	80,000	80,162

United States Treasury Note/Bond	0.750%	4/15/18	38,500	38,476
United States Treasury Note/Bond	0.625%	4/30/18	108,000	107,663
United States Treasury Note/Bond	1.375%	6/30/18	24,817	25,123
United States Treasury Note/Bond	2.375%	6/30/18	29,000	29,970
United States Treasury Note/Bond	0.875%	7/15/18	83,000	83,104
United States Treasury Note/Bond	1.375%	7/31/18	74,000	74,902
United States Treasury Note/Bond	2.250%	7/31/18	40,000	41,262
United States Treasury Note/Bond	1.000%	8/15/18	32,500	32,627
United States Treasury Note/Bond	1.500%	8/31/18	58,000	58,906
United States Treasury Note/Bond	1.000%	9/15/18	49,000	49,184
United States Treasury Note/Bond	1.375%	9/30/18	100,000	101,266
United States Treasury Note/Bond	0.875%	10/15/18	32,000	32,020
1 United States Treasury Note/Bond	1.250%	10/31/18	103,250	104,234
United States Treasury Note/Bond	1.750%	10/31/18	27,750	28,366
United States Treasury Note/Bond	1.250%	11/15/18	62,500	63,106
United States Treasury Note/Bond	1.250%	11/30/18	98,000	98,950
United States Treasury Note/Bond	1.375%	11/30/18	31,000	31,397
United States Treasury Note/Bond	1.250%	12/15/18	90,000	90,872
United States Treasury Note/Bond	1.375%	12/31/18	27,000	27,346
United States Treasury Note/Bond	1.500%	12/31/18	86,000	87,424
United States Treasury Note/Bond	1.125%	1/15/19	85,000	85,531
United States Treasury Note/Bond	1.250%	1/31/19	17,000	17,165
United States Treasury Note/Bond	1.500%	1/31/19	48,000	48,788
United States Treasury Note/Bond	0.750%	2/15/19	67,000	66,728
United States Treasury Note/Bond	2.750%	2/15/19	20,000	21,028
United States Treasury Note/Bond	1.375%	2/28/19	51,000	51,669
United States Treasury Note/Bond	1.500%	2/28/19	28,000	28,464
United States Treasury Note/Bond	1.500%	3/31/19	55,000	55,928
United States Treasury Note/Bond	1.625%	3/31/19	27,500	28,059
United States Treasury Note/Bond	1.250%	4/30/19	15,000	15,143
United States Treasury Note/Bond	1.625%	4/30/19	66,200	67,545
United States Treasury Note/Bond	3.125%	5/15/19	20,000	21,316
United States Treasury Note/Bond	1.125%	5/31/19	48,000	48,255
United States Treasury Note/Bond	1.500%	5/31/19	53,600	54,488
United States Treasury Note/Bond	1.000%	6/30/19	15,000	15,019
United States Treasury Note/Bond	1.625%	6/30/19	37,000	37,763
United States Treasury Note/Bond	0.875%	7/31/19	32,750	32,637
United States Treasury Note/Bond	1.625%	7/31/19	5,100	5,204
United States Treasury Note/Bond	3.625%	8/15/19	22,000	23,870
United States Treasury Note/Bond	1.000%	8/31/19	12,000	12,000
United States Treasury Note/Bond	1.625%	8/31/19	27,500	28,059
United States Treasury Note/Bond	1.000%	9/30/19	15,500	15,488
United States Treasury Note/Bond	1.750%	9/30/19	9,000	9,218
United States Treasury Note/Bond	1.250%	10/31/19	44,000	44,316
United States Treasury Note/Bond	1.500%	10/31/19	60,000	60,928
United States Treasury Note/Bond	1.000%	11/30/19	5,200	5,190
United States Treasury Note/Bond	1.500%	11/30/19	50,000	50,766
United States Treasury Note/Bond	1.125%	12/31/19	12,000	12,015
United States Treasury Note/Bond	1.625%	12/31/19	30,000	30,581
United States Treasury Note/Bond	1.250%	1/31/20	30,000	30,159
United States Treasury Note/Bond	1.375%	1/31/20	20,000	20,197
United States Treasury Note/Bond	1.375%	2/29/20	40,000	40,375
United States Treasury Note/Bond	1.125%	3/31/20	13,000	13,000
United States Treasury Note/Bond	1.375%	3/31/20	31,100	31,382
United States Treasury Note/Bond	1.375%	4/30/20	93,350	94,152
United States Treasury Note/Bond	3.500%	5/15/20	60,000	65,513
United States Treasury Note/Bond	1.375%	5/31/20	30,000	30,248

	United States Treasury Note/Bond	1.500%	5/31/20	30,000	30,389
	United States Treasury Note/Bond	1.625%	6/30/20	28,700	29,202
	United States Treasury Note/Bond	1.875%	6/30/20	14,000	14,396
	United States Treasury Note/Bond	1.625%	7/31/20	40,000	40,694
	United States Treasury Note/Bond	2.000%	7/31/20	26,700	27,576
	United States Treasury Note/Bond	2.625%	8/15/20	27,000	28,586
	United States Treasury Note/Bond	1.375%	8/31/20	28,000	28,193
	United States Treasury Note/Bond	2.125%	8/31/20	11,000	11,419
	United States Treasury Note/Bond	1.375%	9/30/20	10,000	10,061
	United States Treasury Note/Bond	1.375%	10/31/20	700	704
	United States Treasury Note/Bond	1.750%	10/31/20	20,000	20,438
	United States Treasury Note/Bond	2.625%	11/15/20	34,750	36,841
	United States Treasury Note/Bond	1.625%	11/30/20	26,000	26,451
	United States Treasury Note/Bond	2.000%	11/30/20	17,000	17,560
	United States Treasury Note/Bond	1.750%	12/31/20	26,415	26,997
	United States Treasury Note/Bond	1.125%	2/28/21	20,000	19,869
	United States Treasury Note/Bond	1.250%	3/31/21	12,000	11,981
	United States Treasury Note/Bond	2.250%	3/31/21	8,000	8,362
					6,970,633
Agency Bonds and Notes (5.5%)
2	Fannie Mae Interest Strip	0.000%	1/15/19	2,197	2,135
3	Financing Corp.	0.000%	5/11/18	72,000	70,598
3	Financing Corp.	0.000%	11/2/18	2,150	2,096
3	Financing Corp.	0.000%	12/27/18	22,575	21,949
3	Financing Corp.	0.000%	3/7/19	5,475	5,305
3	Financing Corp.	0.000%	9/26/19	11,110	10,641
	Private Export Funding Corp.	4.375%	3/15/19	11,700	12,745
	Private Export Funding Corp.	1.450%	8/15/19	19,274	19,414
	Private Export Funding Corp.	2.250%	3/15/20	5,800	5,982
	Private Export Funding Corp.	2.300%	9/15/20	7,550	7,803
	Residual Funding Corp. Principal Strip	0.000%	10/15/19	146,170	139,610
	Residual Funding Corp. Principal Strip	0.000%	7/15/20	19,100	17,934
	Residual Funding Corp. Principal Strip	0.000%	10/15/20	58,220	54,413
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	39,400	36,684
					407,309
Conventional Mortgage-Backed Securities (0.0%)
2,4 Freddie Mac Gold Pool		6.000%	5/1/18–4/1/28	139	158
					158
Total U.S. Government and Agency Obligations (Cost $7,338,575)					7,378,100

Temporary Cash Investment (0.5%)
				Market
				Value
	Coupon		Shares	($000)
Money Market Fund (0.5%)
5 Vanguard Market Liquidity Fund (Cost
$35,012)	0.495%		35,012,184	35,012
		Expiration
		Date	Contracts
Options on Futures Purchased (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		5/20/16	344	11
Total Options on Futures Purchased (Cost $52)				11
Total Investments (99.9%) (Cost $7,373,639)				7,413,123
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50		5/20/16	230	(90)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		5/20/16	114	(18)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		5/20/16	230	(25)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50		5/20/16	114	(39)
Total Liability for Options Written (Premiums Received $274)				(172)
				Amount
				($000)
Other Assets and Liabilities-Net (0.1%)				6,541
Net Assets (100%)				7,419,492

1 Securities with a value of $2,726,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Short-Term Treasury Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,378,100	—
Temporary Cash Investments	35,012	—	—
Options on Futures Purchased	11	—	—
Liability for Options Written	(172)	—	—
Futures Contracts—Assets[1]	309	—	—
Futures Contracts—Liabilities[1]	(303)	—	—
Total	34,857	7,378,100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the

Short-Term Treasury Fund

option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2016	4,491	981,845	881
Ultra Long U.S. Treasury Bond	June 2016	(877)	(123,273)	(965)
10-Year U.S. Treasury Note	June 2016	(479)	(62,300)	(47)
5-Year U.S. Treasury Note	June 2016	170	20,555	-
				(131)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2016, the cost of investment securities for tax purposes was $7,374,555,000. Net unrealized appreciation of investment securities for tax purposes was $38,568,000, consisting of unrealized gains of $39,165,000 on securities that had risen in value since their purchase and $597,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments

As of April 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (96.5%)
	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/25	96,377	98,802
	United States Treasury Inflation Indexed
	Bonds	0.625%	1/15/26	8,598	8,994
	United States Treasury Note/Bond	1.500%	5/31/19	35,000	35,580
	United States Treasury Note/Bond	1.000%	6/30/19	20,000	20,025
	United States Treasury Note/Bond	1.625%	6/30/19	64,000	65,320
	United States Treasury Note/Bond	0.875%	7/31/19	26,000	25,911
	United States Treasury Note/Bond	1.625%	7/31/19	55,000	56,126
	United States Treasury Note/Bond	3.625%	8/15/19	50,000	54,250
	United States Treasury Note/Bond	1.000%	8/31/19	28,000	28,000
	United States Treasury Note/Bond	1.625%	8/31/19	42,000	42,853
	United States Treasury Note/Bond	1.000%	9/30/19	36,000	35,972
	United States Treasury Note/Bond	1.750%	9/30/19	60,000	61,453
	United States Treasury Note/Bond	1.250%	10/31/19	26,000	26,187
	United States Treasury Note/Bond	1.500%	10/31/19	41,000	41,634
	United States Treasury Note/Bond	3.375%	11/15/19	69,000	74,574
	United States Treasury Note/Bond	1.000%	11/30/19	22,000	21,959
	United States Treasury Note/Bond	1.500%	11/30/19	72,000	73,102
	United States Treasury Note/Bond	1.125%	12/31/19	58,000	58,073
	United States Treasury Note/Bond	1.625%	12/31/19	67,000	68,298
	United States Treasury Note/Bond	1.250%	1/31/20	60,000	60,319
	United States Treasury Note/Bond	1.375%	1/31/20	43,000	43,423
	United States Treasury Note/Bond	3.625%	2/15/20	46,000	50,327
	United States Treasury Note/Bond	1.250%	2/29/20	33,000	33,165
	United States Treasury Note/Bond	1.375%	2/29/20	73,500	74,189
	United States Treasury Note/Bond	1.125%	3/31/20	30,000	30,000
	United States Treasury Note/Bond	1.375%	3/31/20	69,000	69,625
	United States Treasury Note/Bond	1.125%	4/30/20	45,000	44,972
	United States Treasury Note/Bond	1.375%	4/30/20	73,500	74,131
	United States Treasury Note/Bond	3.500%	5/15/20	64,000	69,880
	United States Treasury Note/Bond	1.375%	5/31/20	51,500	51,926
	United States Treasury Note/Bond	1.500%	5/31/20	101,500	102,816
	United States Treasury Note/Bond	1.625%	6/30/20	60,850	61,915
	United States Treasury Note/Bond	1.875%	6/30/20	37,000	38,046
	United States Treasury Note/Bond	1.625%	7/31/20	67,000	68,162
	United States Treasury Note/Bond	2.000%	7/31/20	43,000	44,411
	United States Treasury Note/Bond	2.625%	8/15/20	56,500	59,819
	United States Treasury Note/Bond	2.125%	8/31/20	48,000	49,830
	United States Treasury Note/Bond	1.375%	9/30/20	66,000	66,402
	United States Treasury Note/Bond	2.000%	9/30/20	45,500	47,022
	United States Treasury Note/Bond	1.375%	10/31/20	76,700	77,143
	United States Treasury Note/Bond	1.750%	10/31/20	85,800	87,677
1	United States Treasury Note/Bond	2.625%	11/15/20	122,000	129,340
	United States Treasury Note/Bond	1.625%	11/30/20	126,000	128,185
	United States Treasury Note/Bond	2.000%	11/30/20	55,500	57,330
	United States Treasury Note/Bond	1.750%	12/31/20	79,000	80,740
	United States Treasury Note/Bond	2.375%	12/31/20	58,500	61,425
	United States Treasury Note/Bond	1.375%	1/31/21	109,000	109,511

United States Treasury Note/Bond	2.125%	1/31/21	64,000	66,490
United States Treasury Note/Bond	3.625%	2/15/21	72,000	79,808
United States Treasury Note/Bond	7.875%	2/15/21	6,000	7,838
United States Treasury Note/Bond	1.125%	2/28/21	71,000	70,534
United States Treasury Note/Bond	2.000%	2/28/21	61,300	63,330
United States Treasury Note/Bond	1.250%	3/31/21	89,000	88,861
United States Treasury Note/Bond	2.250%	3/31/21	45,000	47,039
United States Treasury Note/Bond	2.250%	4/30/21	41,500	43,380
United States Treasury Note/Bond	3.125%	5/15/21	54,000	58,759
United States Treasury Note/Bond	2.000%	5/31/21	48,000	49,590
United States Treasury Note/Bond	2.125%	6/30/21	39,000	40,542
United States Treasury Note/Bond	2.250%	7/31/21	50,000	52,274
United States Treasury Note/Bond	2.125%	8/15/21	73,500	76,371
United States Treasury Note/Bond	2.000%	8/31/21	52,912	54,607
United States Treasury Note/Bond	2.125%	9/30/21	43,500	45,172
United States Treasury Note/Bond	2.000%	10/31/21	32,000	33,000
United States Treasury Note/Bond	2.000%	11/15/21	75,000	77,367
United States Treasury Note/Bond	1.875%	11/30/21	50,000	51,250
United States Treasury Note/Bond	2.125%	12/31/21	72,500	75,241
United States Treasury Note/Bond	1.500%	1/31/22	45,000	45,134
United States Treasury Note/Bond	2.000%	2/15/22	34,000	35,063
United States Treasury Note/Bond	1.750%	2/28/22	32,050	32,566
United States Treasury Note/Bond	1.750%	3/31/22	46,000	46,719
United States Treasury Note/Bond	1.750%	4/30/22	90,000	91,350
United States Treasury Note/Bond	1.750%	5/15/22	54,000	54,793
United States Treasury Note/Bond	1.875%	5/31/22	13,000	13,289
United States Treasury Note/Bond	2.125%	6/30/22	73,000	75,624
United States Treasury Note/Bond	2.000%	7/31/22	73,000	75,064
United States Treasury Note/Bond	1.625%	8/15/22	28,000	28,193
United States Treasury Note/Bond	1.875%	8/31/22	76,500	78,054
United States Treasury Note/Bond	1.750%	9/30/22	64,000	64,780
United States Treasury Note/Bond	1.875%	10/31/22	80,000	81,550
United States Treasury Note/Bond	1.625%	11/15/22	71,000	71,311
United States Treasury Note/Bond	7.625%	11/15/22	4,000	5,523
United States Treasury Note/Bond	2.000%	11/30/22	74,000	75,977
United States Treasury Note/Bond	2.125%	12/31/22	78,000	80,693
United States Treasury Note/Bond	1.750%	1/31/23	114,300	115,461
United States Treasury Note/Bond	2.000%	2/15/23	160,000	164,325
United States Treasury Note/Bond	7.125%	2/15/23	9,000	12,229
United States Treasury Note/Bond	1.500%	2/28/23	67,000	66,581
United States Treasury Note/Bond	1.500%	3/31/23	17,000	16,883
United States Treasury Note/Bond	1.625%	4/30/23	10,000	10,011
United States Treasury Note/Bond	1.750%	5/15/23	93,100	94,031
United States Treasury Note/Bond	2.500%	8/15/23	82,400	87,421
United States Treasury Note/Bond	2.750%	11/15/23	70,500	76,063
United States Treasury Note/Bond	2.750%	2/15/24	90,000	97,115
United States Treasury Note/Bond	2.500%	5/15/24	97,000	102,850
United States Treasury Note/Bond	2.375%	8/15/24	109,750	115,238
United States Treasury Note/Bond	2.250%	11/15/24	38,300	39,820
United States Treasury Note/Bond	7.500%	11/15/24	5,000	7,303
United States Treasury Note/Bond	2.000%	2/15/25	93,500	95,224
United States Treasury Note/Bond	2.125%	5/15/25	68,900	70,837
United States Treasury Note/Bond	2.000%	8/15/25	129,500	131,686
United States Treasury Note/Bond	2.250%	11/15/25	90,000	93,403
United States Treasury Note/Bond	1.625%	2/15/26	70,000	68,742
United States Treasury Note/Bond	6.000%	2/15/26	14,000	19,298
				6,290,501

Agency Bonds and Notes (2.7%)
2 AID-Israel	5.500%	9/18/23	8,000	9,893
2 AID-Israel	5.500%	4/26/24	10,700	13,397
2 AID-Israel	0.000%	5/1/24	13,215	10,921
2 AID-Israel	0.000%	11/1/24	75,000	61,978
2 AID-Israel	0.000%	8/15/25	15,929	12,549
Private Export Funding Corp.	2.300%	9/15/20	13,600	14,055
Private Export Funding Corp.	4.300%	12/15/21	4,150	4,705
Private Export Funding Corp.	2.800%	5/15/22	15,470	16,263
Private Export Funding Corp.	3.550%	1/15/24	8,000	8,775
Private Export Funding Corp.	2.450%	7/15/24	6,085	6,168
Private Export Funding Corp.	3.250%	6/15/25	18,600	19,972
				178,676
Total U.S. Government and Agency Obligations (Cost $6,323,716)				6,469,177

Temporary Cash Investment (0.0%)
			Shares
Money Market Fund (0.0%)
3 Vanguard Market Liquidity Fund (Cost
$2,380)	0.495%		2,379,870	2,380
		Expiration
		Date	Contracts
Options on Futures Purchased (0.0%)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50		5/20/16	300	9
Total Options on Futures Purchased (Cost $45)				9
Total Investments (99.2%) (Cost $6,326,141)				6,471,566
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.50		5/20/16	201	(79)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.50		5/20/16	100	(16)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50		5/20/16	100	(34)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50		5/20/16	201	(22)
Total Liability for Options Written (Premiums received $239)				(151)
Other Assets and Liabilities-Net (0.8%)				50,527
Net Assets (100%)				6,521,942

1 Securities with a value of $2,014,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's

Intermediate-Term Treasury Fund

pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,469,177	—
Temporary Cash Investments	2,380	—	—
Options on Futures Purchased	9	—	—
Liability for Options Written	(151)	—	—
Futures Contracts—Assets[1]	187	—	—
Futures Contracts—Liabilities[1]	(119)	—	—
Total	2,306	6,469,177	—
1 Represents variation margin on the last day of the reporting period.

C. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current

Intermediate-Term Treasury Fund

market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2016	1,475	322,472	(116)
10-Year U.S. Treasury Note	June 2016	(754)	(98,067)	(75)
5-Year U.S. Treasury Note	June 2016	715	86,454	141
Ultra 10-Year U.S. Treasury Note	June 2016	(189)	(26,566)	(59)
				(109)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2016, the cost of investment securities for tax purposes was $6,332,684,000. Net unrealized appreciation of investment securities for tax purposes was $138,873,000, consisting of unrealized gains of $139,875,000 on securities that had risen in value since their purchase and $1,002,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of April 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.8%)
U.S. Government Securities (3.8%)
1	United States Treasury Note/Bond	0.375%	5/31/16	170,920	170,920
	United States Treasury Note/Bond	1.000%	8/31/16	177,750	178,139
	United States Treasury Note/Bond	0.875%	11/30/16	169,570	169,967
2	United States Treasury Note/Bond	0.875%	2/28/17	172,000	172,430
Total U.S. Government and Agency Obligations (Cost $691,215)					691,456
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.500%	4/1/23	59,036	56,675
3	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	6.375%	4/1/24	19,125	19,029
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $77,842)					75,704
Corporate Bonds (92.7%)
Finance (11.1%)
	Banking (0.4%)
	Royal Bank of Scotland Group plc	6.125%	12/15/22	74,700	79,924

	Finance Companies (8.3%)
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	47,800	48,397
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.500%	5/15/21	57,835	59,859
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	5.000%	10/1/21	22,830	24,143
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.625%	7/1/22	18,925	19,706
	Aircastle Ltd.	6.250%	12/1/19	11,530	12,683
	Aircastle Ltd.	5.125%	3/15/21	1,020	1,081
	Aircastle Ltd.	5.500%	2/15/22	25,900	27,584
	Aircastle Ltd.	5.000%	4/1/23	41,450	42,693
	CIT Group Inc.	5.250%	3/15/18	102,005	105,575
3	CIT Group Inc.	6.625%	4/1/18	105,655	111,994
3	CIT Group Inc.	5.500%	2/15/19	63,830	66,862
	CIT Group Inc.	3.875%	2/19/19	33,380	33,797
	CIT Group Inc.	5.375%	5/15/20	98,370	104,026
	CIT Group Inc.	5.000%	8/15/22	85,845	89,815
	Homer City Generation LP	8.734%	10/1/26	115,318	66,884
	International Lease Finance Corp.	8.750%	3/15/17	12,970	13,667
	International Lease Finance Corp.	3.875%	4/15/18	18,585	18,864
	International Lease Finance Corp.	5.875%	4/1/19	47,435	50,874
	International Lease Finance Corp.	6.250%	5/15/19	70,781	76,620
	International Lease Finance Corp.	8.250%	12/15/20	51,121	60,451
	International Lease Finance Corp.	4.625%	4/15/21	29,400	30,503
	International Lease Finance Corp.	8.625%	1/15/22	29,100	35,211
	International Lease Finance Corp.	5.875%	8/15/22	2,605	2,846
	iStar Financial Inc.	4.875%	7/1/18	8,955	8,888
	iStar Financial Inc.	5.000%	7/1/19	42,440	41,273
	Navient Corp.	8.450%	6/15/18	44,100	47,352
	Navient Corp.	5.500%	1/15/19	79,080	78,586

	Navient Corp.	8.000%	3/25/20	63,325	66,808
	Navient Corp.	5.875%	3/25/21	5,000	4,800
	Navient Corp.	7.250%	1/25/22	43,900	43,516
	Navient Corp.	5.500%	1/25/23	38,420	34,530
3	OneMain Financial Holdings LLC	6.750%	12/15/19	9,560	9,823
	SLM Corp.	4.875%	6/17/19	2,000	1,928
	Springleaf Finance Corp.	5.250%	12/15/19	6,995	6,645
	Springleaf Finance Corp.	8.250%	12/15/20	55,995	57,815
	Springleaf Finance Corp.	7.750%	10/1/21	15,910	15,751

	Insurance (1.7%)
3	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	63,992
	LifePoint Health Inc.	5.875%	12/1/23	44,665	47,122
	Radian Group Inc.	7.000%	3/15/21	44,865	47,837
	Unum Group	7.375%	6/15/32	6,295	7,620
4	Voya Financial Inc.	5.650%	5/15/53	87,753	81,830
	WellCare Health Plans Inc.	5.750%	11/15/20	59,950	62,198

	Other Finance (0.4%)
3	Argos Merger Sub Inc.	7.125%	3/15/23	12,930	13,205
	CNO Financial Group Inc.	4.500%	5/30/20	4,865	5,053
	CNO Financial Group Inc.	5.250%	5/30/25	21,475	22,146
3,5 Lincoln Finance Ltd.		6.875%	4/15/21	8,805	10,801
3	Lincoln Finance Ltd.	7.375%	4/15/21	15,975	17,023

	Real Estate Investment Trusts (0.3%)
	Felcor Lodging LP	5.625%	3/1/23	49,175	50,527
	Felcor Lodging LP	6.000%	6/1/25	11,640	12,135
					2,043,263
Industrial (78.4%)
	Basic Industry (5.7%)
	AK Steel Corp.	7.625%	10/1/21	9,925	8,163
3	Anglo American Capital plc	3.625%	5/14/20	11,320	10,641
3	Anglo American Capital plc	4.125%	4/15/21	27,840	25,891
3	Anglo American Capital plc	4.125%	9/27/22	1,000	905
3	Anglo American Capital plc	4.875%	5/14/25	7,450	6,817
	ArcelorMittal	5.125%	6/1/20	9,600	9,456
	ArcelorMittal	6.250%	8/5/20	34,015	34,780
	ArcelorMittal	6.500%	3/1/21	7,280	7,462
	ArcelorMittal	7.250%	2/25/22	18,740	19,677
	ArcelorMittal	6.125%	6/1/25	21,830	21,448
6,7 Arch Coal Inc. Bank Loan		7.500%	5/16/18	108,409	44,515
6,7 Arch Coal Inc. Bank Loan		5.000%	5/16/18	25,385	24,687
	Axiall Corp.	4.875%	5/15/23	7,245	7,154
3	Cascades Inc.	5.500%	7/15/22	9,990	9,615
3	Chemours Co.	6.625%	5/15/23	28,635	24,984
3	Chemours Co.	7.000%	5/15/25	10,795	9,365
3,5 Constellium NV		4.625%	5/15/21	3,745	3,640
3	Constellium NV	8.000%	1/15/23	51,375	44,889
3	Constellium NV	5.750%	5/15/24	15,447	11,682
	Eagle Spinco Inc.	4.625%	2/15/21	23,555	23,437
	Freeport-McMoRan Inc.	3.875%	3/15/23	10,880	9,058
	Freeport-McMoRan Inc.	4.550%	11/14/24	31,670	26,444
	Freeport-McMoRan Inc.	5.400%	11/14/34	36,280	27,754
	Freeport-McMoRan Inc.	5.450%	3/15/43	73,355	55,016
	Hexion US Finance Corp.	6.625%	4/15/20	46,735	39,024
3,5 INEOS Group Holdings SA		5.750%	2/15/19	25,775	30,190

3	INEOS Group Holdings SA	5.875%	2/15/19	41,500	42,071
3	New Gold Inc.	7.000%	4/15/20	8,652	8,436
3	New Gold Inc.	6.250%	11/15/22	2,345	2,157
	Novelis Inc.	8.375%	12/15/17	40,790	41,606
	Novelis Inc.	8.750%	12/15/20	77,187	79,696
	Steel Dynamics Inc.	5.125%	10/1/21	41,770	42,501
	Steel Dynamics Inc.	5.500%	10/1/24	37,825	38,487
	Teck Resources Ltd.	3.750%	2/1/23	9,705	7,485
	Teck Resources Ltd.	6.125%	10/1/35	7,765	5,785
	Teck Resources Ltd.	6.000%	8/15/40	6,650	4,854
	Teck Resources Ltd.	6.250%	7/15/41	21,350	15,906
	Teck Resources Ltd.	5.200%	3/1/42	4,850	3,492
	Teck Resources Ltd.	5.400%	2/1/43	23,295	16,714
	United States Steel Corp.	7.375%	4/1/20	37,839	35,569
	United States Steel Corp.	6.875%	4/1/21	33,676	28,877
	United States Steel Corp.	6.650%	6/1/37	13,760	9,632
3,5 VWR Funding Inc.		4.625%	4/15/22	116,316	132,702

	Capital Goods (9.5%)
3	Ardagh Packaging Finance plc	9.125%	10/15/20	25,012	26,200
3	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	9.125%	10/15/20	26,473	27,731
3	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	31,521	31,521
3	Ashtead Capital Inc.	6.500%	7/15/22	28,180	29,800
	Ball Corp.	4.375%	12/15/20	27,255	28,345
5	Ball Corp.	4.375%	12/15/23	17,385	21,653
	Berry Plastics Corp.	5.500%	5/15/22	1,940	1,993
	Berry Plastics Corp.	5.125%	7/15/23	1,940	1,964
3	Berry Plastics Escrow LLC/Berry Plastics
	Escrow Corp.	6.000%	10/15/22	22,195	23,194
3	Beverage Packaging Holdings Luxembourg II
	SA / Beverage Packaging Holdings II Is	6.000%	6/15/17	1,670	1,670
3	BlueLine Rental Finance Corp.	7.000%	2/1/19	29,767	26,121
	Case New Holland Inc.	7.875%	12/1/17	91,500	97,448
3	Cemex Finance LLC	6.000%	4/1/24	21,210	20,998
3	Cemex SAB de CV	6.125%	5/5/25	111,200	108,976
3	Cemex SAB de CV	7.750%	4/16/26	24,265	25,895
	Clean Harbors Inc.	5.250%	8/1/20	62,913	64,800
3	Clean Harbors Inc.	5.125%	6/1/21	17,840	18,152
	Clean Harbors Inc.	5.125%	6/1/21	40,024	40,574
	CNH Industrial Capital LLC	6.250%	11/1/16	11,750	11,970
	CNH Industrial Capital LLC	3.625%	4/15/18	34,260	34,603
	CNH Industrial Capital LLC	3.875%	7/16/18	22,025	22,466
	CNH Industrial Capital LLC	3.375%	7/15/19	8,988	8,842
	CNH Industrial Capital LLC	4.375%	11/6/20	76,545	75,971
	CNH Industrial Capital LLC	4.875%	4/1/21	38,105	38,010
	HD Supply Inc.	7.500%	7/15/20	8,144	8,633
3	HD Supply Inc.	5.250%	12/15/21	33,895	35,547
3	HD Supply Inc.	5.750%	4/15/24	9,300	9,753
3	Huntington Ingalls Industries Inc.	5.000%	11/15/25	12,590	13,251
	Masco Corp.	7.125%	3/15/20	52,416	60,278
	Masco Corp.	7.750%	8/1/29	16,486	18,794
	Masco Corp.	6.500%	8/15/32	5,880	6,056
	Owens Corning	9.000%	6/15/19	4,142	4,763
	Owens Corning	7.000%	12/1/36	5,380	6,292
3	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	29,295	31,492

3 Owens-Brockway Glass Container Inc.	6.375%	8/15/25	11,675	12,551
PulteGroup Inc.	5.500%	3/1/26	34,885	36,106
3 Rexel SA	5.250%	6/15/20	5,130	5,290
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	31,580	32,764
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	38,716	40,168
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	8.250%	2/15/21	76,690	79,182
3 Signode Industrial Group Lux SA/Signode
Industrial Group US Inc.	6.375%	5/1/22	4,365	4,256
3 Standard Industries Inc.	5.500%	2/15/23	9,705	10,142
3 Standard Industries Inc.	5.375%	11/15/24	36,177	37,715
3 Standard Industries Inc.	6.000%	10/15/25	139,715	150,368
Terex Corp.	6.000%	5/15/21	44,300	44,189
TransDigm Inc.	6.000%	7/15/22	44,150	44,702
TransDigm Inc.	6.500%	7/15/24	36,400	36,764
United Rentals North America Inc.	7.375%	5/15/20	63,402	65,938
United Rentals North America Inc.	7.625%	4/15/22	50,245	53,637
United Rentals North America Inc.	6.125%	6/15/23	11,580	12,043
United Rentals North America Inc.	4.625%	7/15/23	22,111	22,000
United Rentals North America Inc.	5.500%	7/15/25	33,095	32,888
United Rentals North America Inc.	5.875%	9/15/26	28,765	28,765
3 USG Corp.	5.500%	3/1/25	8,590	9,084
Vulcan Materials Co.	7.150%	11/30/37	7,270	8,488

Communication (24.9%)
3 Altice Financing SA	6.625%	2/15/23	37,121	36,935
3 Altice US Finance I Corp.	5.500%	5/15/26	63,145	63,619
3 Bankrate Inc.	6.125%	8/15/18	12,945	12,945
Belo Corp.	7.750%	6/1/27	6,820	7,229
Belo Corp.	7.250%	9/15/27	18,170	18,352
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	8,380	8,715
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	4,925	5,091
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	12,635	13,046
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	13,406	13,775
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	97,010	99,193
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	33,450	34,955
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	4,855	5,098
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	79,205	80,987
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.500%	5/1/26	48,480	49,450
3 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	24,255	24,861
3 CCO Safari II LLC	6.484%	10/23/45	44,215	52,194
3 CCOH Safari LLC	5.750%	2/15/26	47,140	48,849
3 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	5.125%	12/15/21	59,340	54,074
3 Columbus International Inc.	7.375%	3/30/21	61,345	65,256

CSC Holdings LLC	7.875%	2/15/18	9,220	9,958
CSC Holdings LLC	7.625%	7/15/18	41,145	44,591
CSC Holdings LLC	8.625%	2/15/19	25,520	28,391
CSC Holdings LLC	6.750%	11/15/21	46,034	47,415
DISH DBS Corp.	7.875%	9/1/19	11,685	12,912
DISH DBS Corp.	6.750%	6/1/21	153,840	159,994
DISH DBS Corp.	5.875%	7/15/22	94,575	92,683
DISH DBS Corp.	5.000%	3/15/23	15,135	13,924
DISH DBS Corp.	5.875%	11/15/24	8,045	7,582
Embarq Corp.	7.995%	6/1/36	23,035	23,042
3 Frontier Communications Corp.	11.000%	9/15/25	66,715	67,549
Gannett Co. Inc.	5.125%	7/15/20	64,680	67,429
3 Gannett Co. Inc.	4.875%	9/15/21	12,990	13,282
Gannett Co. Inc.	6.375%	10/15/23	66,721	71,725
3 Gannett Co. Inc.	5.500%	9/15/24	2,315	2,390
Hughes Satellite Systems Corp.	6.500%	6/15/19	69,373	76,397
IAC/InterActiveCorp	4.875%	11/30/18	17,810	18,255
3 Inmarsat Finance plc	4.875%	5/15/22	34,230	32,176
Lamar Media Corp.	5.000%	5/1/23	33,940	35,298
3 Lamar Media Corp.	5.750%	2/1/26	5,740	6,084
Level 3 Escrow II Inc.	5.375%	8/15/22	75,480	77,556
Level 3 Financing Inc.	5.625%	2/1/23	26,620	27,285
Level 3 Financing Inc.	5.125%	5/1/23	36,380	36,926
3 Level 3 Financing Inc.	5.375%	1/15/24	13,050	13,246
Level 3 Financing Inc.	5.375%	5/1/25	36,380	37,199
3 Level 3 Financing Inc.	5.250%	3/15/26	48,500	49,227
Liberty Interactive LLC	8.500%	7/15/29	42,553	44,681
Liberty Interactive LLC	8.250%	2/1/30	126,903	132,614
MetroPCS Wireless Inc.	6.625%	11/15/20	70,940	73,068
National CineMedia LLC	6.000%	4/15/22	32,455	33,915
3 NBCUniversal Enterprise Inc.	5.250%	3/29/49	62,790	65,184
Netflix Inc.	5.500%	2/15/22	30,035	31,462
Netflix Inc.	5.875%	2/15/25	96,935	101,782
3 Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	128,155	130,718
3 Numericable Group SA	4.875%	5/15/19	35,785	37,127
3 Numericable Group SA	6.000%	5/15/22	37,955	38,002
3 Numericable-SFR SA	7.375%	5/1/26	51,640	52,673
Quebecor Media Inc.	5.750%	1/15/23	79,855	82,750
Qwest Corp.	6.875%	9/15/33	25,162	24,816
SBA Communications Corp.	4.875%	7/15/22	50,220	50,597
SBA Telecommunications Inc.	5.750%	7/15/20	33,911	35,013
Sinclair Television Group Inc.	6.125%	10/1/22	6,795	7,254
3 Sinclair Television Group Inc.	5.625%	8/1/24	3,880	3,987
3 Sinclair Television Group Inc.	5.875%	3/15/26	65,810	68,278
3 Sirius XM Radio Inc.	4.250%	5/15/20	8,595	8,767
3 Sirius XM Radio Inc.	4.625%	5/15/23	11,110	10,999
3 Sirius XM Radio Inc.	6.000%	7/15/24	38,712	40,938
3 Sirius XM Radio Inc.	5.375%	4/15/25	12,513	12,763
3 Softbank Corp.	4.500%	4/15/20	159,095	161,481
Sprint Corp.	7.250%	9/15/21	83,575	67,487
Sprint Corp.	7.875%	9/15/23	52,150	40,612
Sprint Corp.	7.125%	6/15/24	7,515	5,627
Sprint Corp.	7.625%	2/15/25	4,805	3,604
3 Sprint Nextel Corp.	9.000%	11/15/18	92,545	97,866
3 Sprint Nextel Corp.	7.000%	3/1/20	135,830	139,396
T-Mobile USA Inc.	5.250%	9/1/18	10,110	10,337
T-Mobile USA Inc.	6.633%	4/28/21	71,475	75,763

	T-Mobile USA Inc.	6.125%	1/15/22	10,000	10,500
	T-Mobile USA Inc.	6.731%	4/28/22	51,165	53,851
	T-Mobile USA Inc.	6.836%	4/28/23	4,943	5,264
	T-Mobile USA Inc.	6.500%	1/15/24	4,345	4,627
	Telecom Italia Capital SA	6.375%	11/15/33	9,735	9,978
	Telecom Italia Capital SA	6.000%	9/30/34	18,465	18,351
	Telecom Italia Capital SA	7.721%	6/4/38	42,725	45,502
	Time Warner Cable Inc.	5.875%	11/15/40	2,050	2,202
	Time Warner Cable Inc.	5.500%	9/1/41	65,846	68,030
6,7 Tribune Company Bank Loan		3.750%	12/27/20	57,914	57,570
3	Tribune Media Co.	5.875%	7/15/22	75,750	75,371
3	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	31,060	32,186
3	Univision Communications Inc.	5.125%	5/15/23	17,900	18,057
3	Univision Communications Inc.	5.125%	2/15/25	126,080	124,819
3	UPCB Finance V Ltd.	7.250%	11/15/21	36,896	38,832
3	UPCB Finance VI Ltd.	6.875%	1/15/22	28,832	30,427
	Videotron Ltd.	5.000%	7/15/22	85,064	88,467
3	Videotron Ltd.	5.375%	6/15/24	8,633	8,989
3	Virgin Media Secured Finance plc	5.375%	4/15/21	42,489	44,401
3	Virgin Media Secured Finance plc	5.500%	1/15/25	19,910	20,507
3	Virgin Media Secured Finance plc	5.500%	8/15/26	10,225	10,353
3	VTR Finance BV	6.875%	1/15/24	77,925	77,828
3	Wind Acquisition Finance SA	4.750%	7/15/20	68,850	66,096
3	Wind Acquisition Finance SA	7.375%	4/23/21	65,000	58,012
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	104,300	107,690
	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	46,170	48,305

	Consumer Cyclical (6.7%)
3	Activision Blizzard Inc.	5.625%	9/15/21	48,038	50,440
3	Activision Blizzard Inc.	6.125%	9/15/23	48,570	52,941
	American Axle & Manufacturing Inc.	6.625%	10/15/22	42,625	45,182
3	Carlson Travel Holdings Inc.	7.500%	8/15/19	25,375	24,550
3	Carlson Wagonlit BV	6.875%	6/15/19	76,610	79,291
	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	25,675	26,798
	Dana Holding Corp.	5.375%	9/15/21	16,781	17,180
	Dana Holding Corp.	5.500%	12/15/24	34,460	33,512
6,7 Delta Alpha Topco Bank Loan		7.750%	7/29/22	51,730	48,626
	GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	3,475	3,553
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	60,235	62,795
	Group 1 Automotive Inc.	5.000%	6/1/22	44,170	43,949
3	Group 1 Automotive Inc.	5.250%	12/15/23	34,460	34,288
6,7 Ion Media Networks Bank Loan		4.750%	12/18/20	43,382	43,382
	KB Home	4.750%	5/15/19	25,825	25,922
	KB Home	8.000%	3/15/20	3,920	4,234
	KB Home	7.000%	12/15/21	5,000	5,094
	KB Home	7.500%	9/15/22	6,935	7,100
	KB Home	7.625%	5/15/23	41,775	42,610
	L Brands Inc.	7.000%	5/1/20	18,505	21,327
	L Brands Inc.	6.625%	4/1/21	42,435	48,164
6,7 La Quinta Intermediate Holdings LLC Bank
	Loan	3.750%	4/14/21	55,497	54,609
	Lennar Corp.	4.750%	4/1/21	24,260	25,291
	Lennar Corp.	4.875%	12/15/23	19,825	20,073
	Neiman Marcus Group Inc.	7.125%	6/1/28	64,195	59,541
	Penske Automotive Group Inc.	5.750%	10/1/22	12,930	13,350

	Penske Automotive Group Inc.	5.375%	12/1/24	27,070	27,273
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	22,170	23,223
	Sally Holdings LLC / Sally Capital Inc.	5.625%	12/1/25	21,380	22,877
	Service Corp. International	5.375%	1/15/22	27,630	29,012
3	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	14,550	14,623
3	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	14,550	14,623
	Sonic Automotive Inc.	7.000%	7/15/22	970	1,023
	Sonic Automotive Inc.	5.000%	5/15/23	8,780	8,648
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	9,679
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	117,525	119,582
3	ZF North America Capital Inc.	4.500%	4/29/22	15,355	15,662
3	ZF North America Capital Inc.	4.750%	4/29/25	61,220	62,291

	Consumer Noncyclical (11.5%)
	Alere Inc.	6.500%	6/15/20	5,653	5,596
3	Alere Inc.	6.375%	7/1/23	37,345	38,092
	Amsurg Corp.	5.625%	7/15/22	81,010	83,238
	ARAMARK Corp.	5.750%	3/15/20	37,890	39,074
	Aramark Services Inc.	5.125%	1/15/24	13,015	13,763
3	Capsugel SA	7.000%	5/15/19	36,070	36,341
	CHS/Community Health Systems Inc.	7.125%	7/15/20	33,665	32,487
	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	15,387
	CHS/Community Health Systems Inc.	6.875%	2/1/22	167,370	152,307
3	Endo Finance LLC / Endo Finco Inc.	6.000%	2/1/25	79,855	76,661
3	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	106,343	103,684
3	Envision Healthcare Corp.	5.125%	7/1/22	86,215	87,939
	ExamWorks Group Inc.	5.625%	4/15/23	26,310	28,217
	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	34,184	35,210
	HCA Holdings Inc.	6.250%	2/15/21	27,980	30,358
	HCA Inc.	6.500%	2/15/20	127,050	140,549
	HCA Inc.	5.875%	3/15/22	60,405	65,992
	HCA Inc.	4.750%	5/1/23	72,500	74,131
	HCA Inc.	5.875%	5/1/23	10,000	10,525
	HCA Inc.	5.375%	2/1/25	19,375	19,763
	HCA Inc.	5.250%	4/15/25	45,000	46,688
	HCA Inc.	7.690%	6/15/25	4,510	4,860
	HCA Inc.	5.875%	2/15/26	64,000	66,560
	HCA Inc.	5.250%	6/15/26	31,895	33,091
3	IMS Health Inc.	6.000%	11/1/20	93,781	96,594
	Kinetic Concepts Inc. / KCI USA Inc.	10.500%	11/1/18	70,000	70,525
3	Kinetic Concepts Inc. / KCI USA Inc.	7.875%	2/15/21	19,011	20,556
6,7 Lands' End, Inc. Bank Loan		4.250%	3/12/21	86,085	71,451
	LifePoint Hospitals Inc.	5.500%	12/1/21	42,661	44,367
3	MEDNAX Inc.	5.250%	12/1/23	19,125	19,986
3	MPH Acquisition Holdings LLC	6.625%	4/1/22	42,100	43,995
6,7 MPH Acquisition Holdings LLC Bank Loan		3.750%	3/31/21	29,943	29,771
3	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	24,350	24,898
3	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	48,500	49,349
	Tempur Sealy International Inc.	5.625%	10/15/23	12,425	12,906
	Tenet Healthcare Corp.	5.000%	3/1/19	43,950	43,730
	Tenet Healthcare Corp.	5.500%	3/1/19	24,215	24,336
	Tenet Healthcare Corp.	4.750%	6/1/20	16,875	17,381
	Tenet Healthcare Corp.	4.500%	4/1/21	42,147	42,779
	Tenet Healthcare Corp.	4.375%	10/1/21	106,480	107,012
	Tenet Healthcare Corp.	8.125%	4/1/22	87,825	91,338

THC Escrow Corp. II	6.750%	6/15/23	18,850	18,709
3 Vizient Inc.	10.375%	3/1/24	48,530	52,655

Energy (9.8%)
AmeriGas Finance LLC / AmeriGas Finance
Corp.	6.750%	5/20/20	31,740	32,692
AmeriGas Finance LLC / AmeriGas Finance
Corp.	7.000%	5/20/22	47,695	50,080
Anadarko Petroleum Corp.	5.550%	3/15/26	4,780	5,122
Anadarko Petroleum Corp.	6.200%	3/15/40	24,145	25,444
Anadarko Petroleum Corp.	6.600%	3/15/46	7,915	9,005
Antero Resources Corp.	5.375%	11/1/21	22,785	22,073
Antero Resources Corp.	5.125%	12/1/22	53,185	50,925
Antero Resources Corp.	5.625%	6/1/23	14,830	14,385
Concho Resources Inc.	7.000%	1/15/21	15,256	15,809
Concho Resources Inc.	6.500%	1/15/22	19,940	20,738
Concho Resources Inc.	5.500%	10/1/22	85,170	85,915
Concho Resources Inc.	5.500%	4/1/23	27,775	27,983
Continental Resources Inc.	5.000%	9/15/22	110,959	103,469
Continental Resources Inc.	4.500%	4/15/23	33,570	30,003
Continental Resources Inc.	3.800%	6/1/24	9,005	7,654
Continental Resources Inc.	4.900%	6/1/44	23,196	18,673
3 DCP Midstream LLC	9.750%	3/15/19	15,000	16,050
3 DCP Midstream LLC	5.350%	3/15/20	11,125	10,680
DCP Midstream Operating LP	2.700%	4/1/19	19,675	18,445
DCP Midstream Operating LP	4.950%	4/1/22	45,799	43,738
DCP Midstream Operating LP	3.875%	3/15/23	10,575	9,332
DCP Midstream Operating LP	5.600%	4/1/44	26,895	21,650
Energy Transfer Equity LP	7.500%	10/15/20	76,385	77,149
Energy Transfer Equity LP	5.500%	6/1/27	78,795	67,764
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	73,031	69,562
Harvest Operations Corp.	6.875%	10/1/17	75,600	64,544
Kerr-McGee Corp.	6.950%	7/1/24	32,686	36,226
Kinder Morgan Inc.	7.750%	1/15/32	26,290	28,222
Laredo Petroleum Inc.	5.625%	1/15/22	49,750	45,770
Laredo Petroleum Inc.	7.375%	5/1/22	17,860	17,503
Laredo Petroleum Inc.	6.250%	3/15/23	63,705	59,405
Marathon Oil Corp.	3.850%	6/1/25	29,540	26,291
Marathon Oil Corp.	6.800%	3/15/32	8,295	8,067
Marathon Oil Corp.	6.600%	10/1/37	9,850	9,431
Marathon Oil Corp.	5.200%	6/1/45	13,170	11,063
Matador Resources Co.	6.875%	4/15/23	46,190	46,306
3 MEG Energy Corp.	6.500%	3/15/21	16,537	12,982
3 MEG Energy Corp.	6.375%	1/30/23	30,650	23,371
3 MEG Energy Corp.	7.000%	3/31/24	47,348	37,168
3 MPLX LP	4.875%	12/1/24	43,935	42,727
3 MPLX LP	4.875%	6/1/25	87,120	84,071
Newfield Exploration Co.	5.750%	1/30/22	10,890	11,053
Newfield Exploration Co.	5.625%	7/1/24	13,045	13,273
QEP Resources Inc.	6.800%	3/1/20	7,370	6,891
QEP Resources Inc.	6.875%	3/1/21	15,540	15,540
QEP Resources Inc.	5.375%	10/1/22	7,620	7,239
QEP Resources Inc.	5.250%	5/1/23	4,855	4,564
Range Resources Corp.	5.750%	6/1/21	44,365	42,590
Range Resources Corp.	5.000%	8/15/22	16,325	15,182
Rice Energy Inc.	7.250%	5/1/23	21,365	21,632
SM Energy Co.	6.500%	11/15/21	3,485	3,206

	SM Energy Co.	6.125%	11/15/22	27,835	25,121
	SM Energy Co.	6.500%	1/1/23	2,525	2,285
	SM Energy Co.	5.000%	1/15/24	16,520	13,794
	SM Energy Co.	5.625%	6/1/25	16,020	13,457
3	Southern Star Central Corp.	5.125%	7/15/22	14,790	14,124
	Tesoro Corp.	5.125%	4/1/24	31,790	31,790
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	5,220	5,324
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.250%	10/15/22	35,901	36,709
	WPX Energy Inc.	6.000%	1/15/22	71,165	63,871
	WPX Energy Inc.	5.250%	9/15/24	68,170	57,433

	Technology (8.7%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	56,315	58,638
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	85,000	90,950
	CDW LLC / CDW Finance Corp.	6.000%	8/15/22	118,945	127,271
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	23,480	23,950
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	15,155	15,951
	Equinix Inc.	5.375%	4/1/23	20,864	21,803
3	First Data Corp.	5.375%	8/15/23	73,250	75,814
3	First Data Corp.	7.000%	12/1/23	166,985	172,412
3	First Data Corp.	5.000%	1/15/24	48,800	49,288
3	First Data Corp.	5.750%	1/15/24	121,970	124,714
6,7 First Data Corp. Bank Loan		4.439%	3/23/18	43,608	43,553
6,7 First Data Corp. Bank Loan		4.189%	7/8/22	41,745	41,693
	Flextronics International Ltd.	4.625%	2/15/20	16,915	17,657
	Flextronics International Ltd.	5.000%	2/15/23	29,175	29,977
3	Freescale Semiconductor Inc.	5.000%	5/15/21	36,815	38,242
3	Freescale Semiconductor Inc.	6.000%	1/15/22	22,130	23,458
3	Infor Software Parent LLC	7.125%	5/1/21	5,095	4,293
	Infor US Inc.	6.500%	5/15/22	96,715	89,461
3,8 Iron Mountain Europe plc		6.125%	9/15/22	24,430	36,483
	Iron Mountain Inc.	5.750%	8/15/24	22,675	23,355
3	MSCI Inc.	5.250%	11/15/24	4,820	5,061
3	MSCI Inc.	5.750%	8/15/25	51,525	54,874
	NCR Corp.	4.625%	2/15/21	72,024	71,934
	NCR Corp.	5.875%	12/15/21	4,855	5,037
	NCR Corp.	6.375%	12/15/23	15,145	15,808
	Nokia Oyj	6.625%	5/15/39	51,805	55,431
3	NXP BV / NXP Funding LLC	3.750%	6/1/18	34,595	35,373
3	NXP BV / NXP Funding LLC	4.125%	6/15/20	17,445	17,958
3	NXP BV / NXP Funding LLC	4.625%	6/15/22	34,720	36,109
3	NXP BV / NXP Funding LLC	5.750%	3/15/23	19,648	20,827
3	Open Text Corp.	5.625%	1/15/23	30,770	31,808
3	Sensata Technologies BV	5.625%	11/1/24	2,395	2,515
3	Sensata Technologies BV	5.000%	10/1/25	48,515	48,737
3	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	49,705	53,060
3	SS&C Technologies Holdings Inc.	5.875%	7/15/23	29,280	30,378

	Transportation (1.6%)
3	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.125%	6/1/22	77,088	73,041
4	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	12,549	13,020
	Hertz Corp.	4.250%	4/1/18	12,745	12,968
	Hertz Corp.	6.750%	4/15/19	82,360	83,595

Hertz Corp.	5.875%	10/15/20	42,430	43,173
Hertz Corp.	7.375%	1/15/21	60,490	62,153
				14,445,933
Utilities (3.2%)
Electric (3.2%)
AES Corp.	8.000%	6/1/20	19,980	23,127
AES Corp.	4.875%	5/15/23	25,000	24,625
AES Corp.	5.500%	3/15/24	119,951	121,450
3 Calpine Corp.	6.000%	1/15/22	16,165	17,074
Calpine Corp.	5.375%	1/15/23	34,775	35,210
3 Calpine Corp.	5.875%	1/15/24	9,230	9,795
Calpine Corp.	5.750%	1/15/25	119,130	121,513
Dynegy Inc.	7.375%	11/1/22	45,960	45,386
GenOn Energy Inc.	7.875%	6/15/17	19,175	16,634
GenOn Energy Inc.	9.500%	10/15/18	54,525	42,393
GenOn Energy Inc.	9.875%	10/15/20	24,755	16,524
NRG Energy Inc.	7.875%	5/15/21	5,810	6,028
NRG Energy Inc.	6.250%	7/15/22	51,835	50,669
NRG Energy Inc.	6.625%	3/15/23	10,000	9,850
NRG Energy Inc.	6.250%	5/1/24	47,355	46,171
				586,449
Total Corporate Bonds (Cost $17,045,140)				17,075,645

			Shares
Preferred Stocks (1.1%)
6 GMAC Capital Trust I Pfd.	6.411%		4,743,200	119,007
Hartford Financial Services Group Inc. Pfd.	7.875%		2,718,300	86,442
Total Preferred Stocks (Cost $191,734)				205,449
Other (0.0%)
MediaNews Group Inc. Warrants Exp. 03/19/2017 (Cost $27,348)			73,622	1,513

			Face
			Amount
			($000)
Temporary Cash Investments (1.4%)
Repurchase Agreements (0.5%)
Bank of America Securities, LLC
(Dated 4/29/16, Repurchase Value
$15,400,000, collateralized by Government
National Mortgage Assn. 4.500%, 4/20/44,
with a value of $15,708,000)	0.300%	5/2/16	15,400	15,400
Bank of Montreal
(Dated 4/29/16, Repurchase Value
$36,001,000, collateralized by Federal
National Mortgage Assn. 3.000%-4.000%,
8/1/20-11/1/45, with a value of
$36,720,000)	0.290%	5/2/16	36,000	36,000
RBC Capital Markets LLC
(Dated 4/29/16, Repurchase Value
$4,600,000, collateralized by Federal Home
Loan Mortgage Corp. 2.208%-2.653%,
3/1/40-5/1/45, with a value of $4,692,000)	0.290%	5/2/16	4,600	4,600

TD Securities (USA) LLC
(Dated 4/29/16, Repurchase Value
$24,501,000, collateralized by Federal
National Mortgage Assn. 4.000%, 6/1/45,
and U.S. Treasury Note/Bond 2.250%,
11/30/17, with a value of $24,990,000)	0.280%	5/2/16	24,500	24,500
				80,500
U.S. Government and Agency Obligations (0.9%)
United States Treasury Bill	0.265%	6/2/16	172,500	172,479
Total Temporary Cash Investments (Cost $252,959)				252,979
Total Investments (99.4%) (Cost $18,286,238)				18,302,746
Other Assets and Liabilities-Net (0.6%)				108,958
Net Assets (100%)				18,411,704

1 Securities with a value of $19,523,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $2,107,000 have been segregated as collateral for open forward currency contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $5,784,741,000, representing 31.4% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Face amount denominated in euro.
6 Adjustable-rate security.
7 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30, 2016, the aggregate value of these securities was $459,857,000, representing 2.5% of net assets.
8 Face amount denominated in British pounds.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the

High-Yield Corporate Fund

securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	691,456	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	75,704	—
Corporate Bonds	—	17,044,124	31,521
Preferred Stocks	—	205,449	—
Other	—	—	1,513
Temporary Cash Investments	—	252,979	—
Forward Currency Contracts—Liabilities	—	(3,046)	—
Swap Contracts—Liabilities[1]	(544)	—	—
Total	(544)	18,266,666	33,034
1 Represents variation margin on the last day of the reporting period.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer

High-Yield Corporate Fund

collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	5/31/16	USD	195,398	EUR	172,990	(2,869)
Citibank, N.A.	5/31/16	USD	36,376	GBP	25,014	(177)
						(3,046)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized

High-Yield Corporate Fund

dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended April 30, 2016, the fund had the following open credit default swap contracts:

Centrally Cleared Credit DefaultSwaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse	($000)	($000)	(%)	($000)
Credit Protection Sold
CDX-HYS-26-V1-5Y1	6/20/21	CME	305,530	(5,071)	5.000	3,866
CME—Chicago Mercantile Exchange.
1 High Yield Credit Default Swap Index—Version 26

High-Yield Corporate Fund

G. At April 30, 2016, the cost of investment securities for tax purposes was $18,286,238,000. Net unrealized appreciation of investment securities for tax purposes was $16,508,000, consisting of unrealized gains of $461,326,000 on securities that had risen in value since their purchase and $444,818,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.5%)
U.S. Government Securities (8.5%)
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	339,470	348,013
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	59,912	62,672
	United States Treasury Note/Bond	0.500%	9/30/16	315	315
	United States Treasury Note/Bond	0.375%	10/31/16	500	500
	United States Treasury Note/Bond	1.250%	11/15/18	282,400	285,136
	United States Treasury Note/Bond	1.250%	12/15/18	246,900	249,292
	United States Treasury Note/Bond	1.125%	1/15/19	161,400	162,409
1	United States Treasury Note/Bond	1.250%	1/31/19	82,000	82,795
2	United States Treasury Note/Bond	1.500%	1/31/19	137,000	139,248
3	United States Treasury Note/Bond	0.750%	2/15/19	246,400	245,400
	United States Treasury Note/Bond	1.500%	2/28/19	45,000	45,745
	United States Treasury Note/Bond	1.000%	3/15/19	49,000	49,123
	United States Treasury Note/Bond	1.625%	4/30/19	3,000	3,061
2	United States Treasury Note/Bond	3.625%	8/15/19	1,530	1,660
	United States Treasury Note/Bond	1.750%	12/31/20	20,000	20,441
	United States Treasury Note/Bond	1.375%	1/31/21	66,200	66,510
	United States Treasury Note/Bond	2.125%	12/31/22	22,300	23,070
	United States Treasury Note/Bond	1.500%	3/31/23	38,000	37,739
3	United States Treasury Note/Bond	1.625%	2/15/26	344,200	338,015
					2,161,144
Nonconventional Mortgage-Backed Securities (0.0%)
4,5,6	Freddie Mac Non Gold Pool	2.500%	8/1/32	344	356
4,5,6	Freddie Mac Non Gold Pool	2.643%	9/1/32	169	173
					529
Total U.S. Government and Agency Obligations (Cost $2,136,634)					2,161,673
Asset-Backed/Commercial Mortgage-Backed Securities (13.6%)
4	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	3,000	2,996
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	4,300	4,313
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	1,545	1,544
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,620	2,619
4,6	Ally Master Owner Trust Series 2014-1	0.903%	1/15/19	3,050	3,046
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	3,500	3,503
4	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	2,400	2,402
4	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	10,380	10,384
4,6	American Express Credit Account Secured
	Note Trust 2012-4	0.983%	5/15/20	7,000	6,976
4,6,7	American Homes 4 Rent 2014-SFR1	1.433%	6/17/31	1,064	1,049
4,6,7	American Homes 4 Rent 2014-SFR1	1.783%	6/17/31	970	953
4,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	4,097	4,342
4,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,116
4,7	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	5,079	5,345
4,7	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	5,391	5,572
4,7	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	2,900	3,052
4,7	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	1,070	1,125
4,7	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	6,000	6,593
4,7	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	3,540	4,117
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	720	720

4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	3,100	3,106
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	1,500	1,507
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	2,500	2,524
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	1,660	1,677
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	2,230	2,267
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	1,470	1,485
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	1,655	1,672
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	1,000	998
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	500	503
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	9,850	9,852
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	2,560	2,560
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	4,400	4,431
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	3,200	3,244
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	6,970	6,999
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	4,190	4,205
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	2,980	2,987
4	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	6,460	6,451
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	2,040	2,041
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	1,960	1,964
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	3,280	3,297
4,7	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	1,330	1,379
4,7	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	2,090	2,109
4,7	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	830	827
4,7	ARL Second LLC 2014-1A	2.920%	6/15/44	1,517	1,450
4,6,7	Arran Residential Mortgages Funding 2011-1
	plc	2.069%	11/19/47	327	328
4,7	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	1,370	1,472
4,7	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	5,480	5,447
4,7	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	10,300	10,498
4,7	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	14,310	14,227
4,7	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	14,425	14,354

4,7	Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	10,560	10,636
4,7	BAMLL Commercial Mortgage Securities Trust
	2012-PARK	2.959%	12/10/30	4,975	5,078
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	1,976	1,993
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	2,160	2,185
4	Banc of America Commercial Mortgage Trust
	2007-2	5.739%	4/10/49	3,280	3,329
4	Banc of America Commercial Mortgage Trust
	2008-1	6.389%	2/10/51	5,684	5,982
4	Banc of America Commercial Mortgage Trust
	2008-1	6.433%	2/10/51	17,957	18,871
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	1,620	1,732
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.512%	9/15/48	585	631
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.512%	9/15/48	360	355
4,6,7	Bank of America Student Loan Trust 2010-1A	1.438%	2/25/43	7,929	7,759
	Bank of Nova Scotia	1.850%	4/14/20	4,450	4,468
4,7	Bank of The West Auto Trust 2014-1	1.650%	3/16/20	9,400	9,414
4	Barclays Dryrock Issuance Trust 2014-3	2.410%	7/15/22	15,800	16,102
4,7	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	2,408	2,377
4	Bear Stearns Commercial Mortgage Securities
	Trust 2006-PWR13	5.533%	9/11/41	1,775	1,781
4	Bear Stearns Commercial Mortgage Securities
	Trust 2007-PWR16	5.911%	6/11/40	17,014	17,456
4	Bear Stearns Commercial Mortgage Securities
	Trust 2007-PWR17	5.650%	6/11/50	7,292	7,584
4,6,7	BMW Floorplan Master Owner Trust 2015-1A	0.933%	7/15/20	17,100	17,089
4	BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	8,480	8,458
4,6	Brazos Higher Education Authority Inc. Series
	2005-3	0.830%	6/25/26	5,720	5,503
4,6	Brazos Higher Education Authority Inc. Series
	2011-1	1.429%	2/25/30	10,810	10,591
4	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	3,160	3,186
4,6	Cabela's Credit Card Master Note Trust 2015-2	1.103%	7/17/23	8,920	8,817
4,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	1,625	1,564
4,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	2,455	2,348
4,7	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	5,910	5,971
4	California Republic Auto Receivables Trust
	2016-1	3.430%	2/15/22	8,000	8,014
4	California Republic Auto Receivables Trust
	2016-1	4.560%	12/15/22	8,320	8,333
7	Canadian Imperial Bank of Commerce	2.250%	7/21/20	7,310	7,421
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	1,550	1,550
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	1,700	1,700
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	6,485	6,594
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	5,020	5,026
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	3,400	3,413
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	3,045	3,069
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	1,775	1,791
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	2,500	2,505

4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	650	654
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	1,000	1,013
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	800	817
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	8,550	8,559
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	7,900	7,932
4	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	2,430	2,439
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	2,700	2,722
4,6	Capital One Multi-Asset Execution Trust 2014-
	A3	0.813%	1/18/22	5,135	5,119
4	Capital One Multi-Asset Execution Trust 2015-
	A2	2.080%	3/15/23	8,780	8,917
4	Capital One Multi-asset Execution Trust 2015-
	A4	2.750%	5/15/25	21,700	22,403
4	Capital One Multi-asset Execution Trust 2015-
	A8	2.050%	8/15/23	32,030	32,298
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	1,785	1,796
4	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	520	519
4	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	970	969
4	Carmax Auto Owner Trust 2014-4	1.810%	7/15/20	3,850	3,871
4	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	11,290	11,376
4	Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	3,070	3,084
4	Carmax Auto Owner Trust 2015-2	3.040%	11/15/21	2,010	2,011
4	Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	3,090	3,113
4	Carmax Auto Owner Trust 2015-3	2.280%	4/15/21	1,945	1,955
4	Carmax Auto Owner Trust 2015-3	2.680%	6/15/21	2,795	2,824
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	1,930	1,925
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	2,160	2,154
4,7	CFCRE Commercial Mortgage Trust 2011-C1	6.299%	4/15/44	2,900	3,399
4,7	CFCRE Commercial Mortgage Trust 2011-C2	5.760%	12/15/47	5,260	6,194
4,6	Chase Issuance Trust 2007-C1	0.893%	4/15/19	6,100	6,082
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	915	916
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	1,100	1,099
4,7	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	1,190	1,178
4,7	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	2,150	2,121
4,7	Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	290	282
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	7,575	7,640
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.700%	12/15/20	2,315	2,304
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	3,600	3,606
4,7	Chrysler Capital Auto Receivables Trust 2015-
	BA	4.170%	1/16/23	5,510	5,500
4,7	Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	2/15/22	2,370	2,365
4,7	Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	1/17/23	8,530	8,506
4,7	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	841	840
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	23,045	23,458
4	Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	6,223	6,265
4	Citigroup Commercial Mortgage Trust 2012-
	GC25	4.345%	10/10/47	2,170	2,376

4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,770	6,021
4,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,017	2,144
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	5,650	5,902
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	2,325	2,393
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	700	753
4,6,7	Citigroup Commercial Mortgage Trust 2014-
	388G	1.183%	6/15/33	1,000	986
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.753%	3/10/47	885	934
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	8,663	9,522
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	920	976
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	1,385	1,477
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	8,630	9,401
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	5,910	6,334
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	2,020	2,115
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	800	876
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.603%	7/10/47	1,250	1,350
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	2,990	3,143
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	11,115	11,842
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	940	967
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	2,535	2,601
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	4,260	4,586
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	5,285	5,693
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.724%	9/10/58	1,805	1,907
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.724%	9/10/58	900	899
4,7	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	5,229	5,223
4,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	4,082	3,821
4,6,7	Colony American Homes 2014-1	1.586%	5/17/31	2,569	2,507
4,6,7	Colony American Homes 2014-1	1.782%	5/17/31	1,960	1,887
4,6,7	Colony American Homes 2015-1	1.636%	7/17/32	3,894	3,764
4,6,7	Colony American Homes Single-Family Rental
	Pass-Through Certificates 2014-2	1.783%	7/17/31	700	683
4,6,7	Colony American Homes Single-Family Rental
	Pass-Through Certificates 2015-1	1.933%	7/17/32	440	433
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,811	1,839
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	11,910	12,045

4	COMM 2007-C9 Mortgage Trust	6.006%	12/10/49	3,296	3,403
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,700	2,843
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	4,173
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,215	6,428
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	420	435
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,700	2,777
4	COMM 2012-CR3 Mortgage Trust	2.822%	10/15/45	6,005	6,202
4,7	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	12,270	13,739
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	1,700	1,737
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	800	854
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	4,800	5,276
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	4,690	5,230
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,400	1,486
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,760	1,909
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	7,740	8,528
4	COMM 2013-CCRE13 Mortgage Trust	4.910%	12/10/23	855	936
4	COMM 2013-CCRE13 Mortgage Trust	4.910%	12/10/23	1,560	1,620
4,7	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	1,400	1,425
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	8,030	8,644
4	COMM 2013-CCRE9 Mortgage Trust	4.376%	7/10/45	4,980	5,582
4	COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	14,875	16,604
4,7	COMM 2013-CR9 Mortgage Trust	4.400%	7/10/45	1,600	1,731
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	2,185	2,245
4,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,050	1,122
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	653
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,800	3,939
4,7	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	6,500	6,552
4,7	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	6,150	6,598
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	1,520	1,619
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,650	1,692
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,510	2,779
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,440
4	COMM 2014-CCRE15 Mortgage Trust	4.866%	2/10/47	2,070	2,294
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	3,630	3,809
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	19,240	20,509
4	COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	2,540	2,841
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	5,550	6,045
4	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	1,290	1,407
4	COMM 2014-CR17 Mortgage Trust	4.895%	5/10/47	1,560	1,604
4	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	1,600	1,685
4	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	4,305	4,682
4	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	13,500	14,451
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,270	2,485
4	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	470	488
4	COMM 2015-CR22 Mortgage Trust	3.309%	3/10/48	4,730	4,933
4	COMM 2015-CR24 Mortgage Trust	3.445%	8/10/55	2,000	2,109
4	COMM 2015-CR24 Mortgage Trust	3.696%	8/10/55	4,220	4,528
4	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	3,355	3,617
4	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	7,240	7,730
4	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	4,300	4,581
4	COMM 2015-CR27 Mortgage Trust	4.621%	10/10/48	1,760	1,750
4	Commercial Mortgage Trust 2006-GG7	6.129%	7/10/38	1,544	1,541
7	Commonwealth Bank of Australia	2.000%	6/18/19	4,300	4,344
7	Commonwealth Bank of Australia	2.125%	7/22/20	16,700	16,808
4,7	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	5,580	5,767
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.268%	2/15/41	3,137	3,325

4	CSAIL Commercial Mortgage Trust 2015-C2	3.504%	6/15/57	6,650	7,048
4	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	6,150	6,597
4	CSAIL Commercial Mortgage Trust 2015-C3	4.257%	8/15/48	2,000	2,029
4	CSAIL Commercial Mortgage Trust 2015-C3	4.507%	8/15/48	2,160	2,123
4	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	9,235	9,974
4	CSAIL Commercial Mortgage Trust 2016-C5	4.690%	11/15/48	3,620	3,513
4,7	DB Master Finance LL 2015-1	3.262%	2/20/45	4,262	4,175
4	DBJPM 16-C1	3.276%	5/10/49	3,010	3,123
4	DBJPM 16-C1	3.352%	5/10/49	1,250	1,105
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	40,000	40,203
4	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	10,900	11,086
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	31,000	31,591
7	DNB Boligkreditt AS	1.450%	3/21/18	3,300	3,303
4,7	Drive Auto Receivables Trust 2015-A	2.280%	6/17/19	5,545	5,551
4,7	Drive Auto Receivables Trust 2015-A	3.060%	5/17/21	2,750	2,728
4,7	Drive Auto Receivables Trust 2015-A	4.120%	7/15/22	2,000	1,983
4,7	Drive Auto Receivables Trust 2015-B	1.300%	6/15/18	2,570	2,570
4,7	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	2,480	2,483
4,7	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	6,040	6,038
4,7	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	3,600	3,555
4,7	Drive Auto Receivables Trust 2015-C	4.200%	9/15/21	5,630	5,586
4,7	Drive Auto Receivables Trust 2015-CA	2.230%	9/16/19	5,115	5,117
4,7	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	7,675	7,526
4,7	Drive Auto Receivables Trust 2015-DA	1.590%	12/17/18	8,175	8,183
4,7	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	9,050	9,089
4,7	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	9,050	9,005
4,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	9,250	9,228
4,7	Drive Auto Receivables Trust 2016-AA	2.110%	5/15/19	15,270	15,352
4,7	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	3,780	3,804
4,6,7	Edsouth Indenture No 5 LLC 2015-1	1.239%	10/25/56	10,196	9,830
4,7	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	550	550
4,7	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	17,660	17,531
4,7	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	7,190	7,160
4,7	Enterprise Fleet Financing LLC Series 2016-1	2.080%	9/20/21	18,140	18,071
4,5,6	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.589%	5/25/25	1,486	1,486
4,5,6	Fannie Mae Connecticut Avenue Securities
	2015-C02	1.639%	5/25/25	2,970	2,964
4,5,6	Fannie Mae Connecticut Avenue Securities
	2015-C03	1.939%	7/25/25	4,837	4,842
4,5,6	Fannie Mae Connecticut Avenue Securities
	2015-C03	1.939%	7/25/25	6,112	6,105
4,5,6	Fannie Mae Connecticut Avenue Securities
	2015-C04	2.039%	4/25/28	7,148	7,148
4,5,6	Fannie Mae Connecticut Avenue Securities
	2015-C04	2.139%	4/25/28	3,443	3,439
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	4,730	4,728
4	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	3,035	3,030
4	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	6,370	6,366
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	5,560	5,507
4	Ford Credit Auto Lease Trust 2016-A	1.850%	7/15/19	17,030	17,075
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	2,890	2,892
4,7	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	4,588	4,648
4,7	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	2,900	2,899
4,7	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	11,310	11,462
4,7	Ford Credit Auto Owner Trust 2014-2	2.510%	4/15/26	1,930	1,929
4,7	Ford Credit Auto Owner Trust 2015-1	2.120%	7/15/26	6,600	6,634

4,7	Ford Credit Auto Owner Trust 2015-2	2.440%	1/15/27	26,000	26,355
4	Ford Credit Auto Owner Trust 2015-B	2.040%	10/15/20	5,010	5,035
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	4,670	4,696
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	2,085	2,094
4,7	Ford Credit Auto Owner Trust 2016-1	2.310%	8/15/27	12,210	12,281
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	2,430	2,428
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	2,000	2,008
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	24,203	24,212
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	1,600	1,600
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	1,900	1,907
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	670	675
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	720	726
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	290	293
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	2,000	1,991
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	900	898
4,6	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.933%	2/15/21	6,100	6,041
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	14,795	14,780
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	11,758	11,783
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	26,140	26,542
4	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.760%	2/15/21	16,890	16,878
4,7	FRS I LLC 2013-1A	1.800%	4/15/43	800	788
4,7	FRS I LLC 2013-1A	3.080%	4/15/43	6,045	6,027
4,6	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.433%	5/15/19	10,800	10,801
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	30,000	30,303
4,6	GE Capital Credit Card Master Note Trust
	Series 2012-3	0.883%	3/15/20	39,385	39,354
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	2,300	2,292
4,6	GE Dealer Floorplan Master Note Trust Series
	2012-2	1.189%	4/22/19	13,000	13,027
4,6	GE Dealer Floorplan Master Note Trust Series
	2014-2	0.889%	10/20/19	4,400	4,382
4,6	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.089%	1/20/22	24,050	23,889
4,7	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	1,700	1,700
4,7	GM Financial Leasing Trust 2014-2A	1.620%	2/20/18	8,000	8,004
4	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	1,650	1,649
4	GM Financial Leasing Trust 2015-2	2.420%	7/22/19	2,600	2,595
4	GM Financial Leasing Trust 2015-2	2.990%	7/22/19	2,320	2,328
4	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	9,050	9,100
4	GM Financial Leasing Trust 2015-3	1.810%	11/20/19	930	930

4	GM Financial Leasing Trust 2015-3	2.320%	11/20/19	1,310	1,300
4	GM Financial Leasing Trust 2015-3	2.980%	11/20/19	2,870	2,872
4	GM Financial Leasing Trust 2015-3	3.480%	8/20/20	2,870	2,829
4	GM Financial Leasing Trust 2016-1	1.790%	3/20/20	17,520	17,463
4,7	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	12,000	11,963
4,7	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	3,770	3,737
4,6,7	Golden Credit Card Trust 2015-1A	0.873%	2/15/20	35,000	34,888
4,7	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	13,530	13,587
4,7	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	1,000	1,059
4,7	Great America Leasing Receivables 2013-1	1.160%	5/15/18	1,582	1,580
4,7	Great America Leasing Receivables 2015-1	2.020%	6/21/21	1,680	1,685
4,7	Great America Leasing Receivables 2016-1	1.990%	4/20/22	10,580	10,529
4,7	GS Mortgage Securities Trust 2010-C2	5.357%	12/10/43	1,370	1,538
4,7	GS Mortgage Securities Trust 2011-GC3	5.815%	3/10/44	2,650	3,036
4,7	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	5,430	5,815
4,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	7,625	7,813
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,151
4	GS Mortgage Securities Trust 2012-GCJ7	5.907%	5/10/45	2,140	2,305
4,7	GS Mortgage Securities Trust 2013-GC13	4.203%	7/10/46	1,210	1,215
4	GS Mortgage Securities Trust 2013-GC14	3.955%	8/10/46	4,295	4,708
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,240	2,346
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	1,550	1,645
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	2,000	2,047
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	800	855
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	105	117
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	9,688	10,586
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	11,610	12,666
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	6,520	7,001
4	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	2,610	2,901
4	GS Mortgage Securities Trust 2014-GC24	4.662%	9/10/47	4,615	4,589
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	2,150	2,296
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	1,100	1,150
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	3,705	3,883
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	5,010	5,399
4	GS Mortgage Securities Trust 2015-GC32	4.549%	7/10/48	1,325	1,460
4	GS Mortgage Securities Trust 2015-GC32	4.559%	7/10/48	580	565
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	7,100	7,503
4	GS Mortgage Securities Trust 2015-GC34	4.466%	10/10/48	2,610	2,876
4	GS Mortgage Securities Trust 2015-GC34	4.810%	10/10/48	2,610	2,861
7	GTP Acquisition Partners I LLC	3.482%	6/16/25	9,030	9,124
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	3,500	3,493
4,7	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	12,280	12,382
4,7	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	16,350	16,231
4,7	Hertz Vehicle Financing LLC 2015-1	2.730%	3/25/21	11,150	11,214
4,7	Hertz Vehicle Financing LLC 2015-3	2.670%	9/25/21	9,400	9,373
4,7	Hertz Vehicle Financing LLC 2016-2	2.950%	3/25/22	17,760	17,876
4,7	Hilton USA Trust 2013-HLT	2.662%	11/5/30	3,120	3,136
4,7	Hilton USA Trust 2013-HLT	3.367%	11/5/30	3,240	3,251
4,7	Hilton USA Trust 2013-HLT	3.714%	11/5/30	1,455	1,462
4	Honda Auto Receivables 2014-4 Owner Trust	1.460%	10/15/20	1,660	1,659
4,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	4,000	4,072
4,7	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	4,750	4,994
4,7	Hyundai Auto Lease Securitization Trust 2014-
	A	1.300%	7/16/18	1,900	1,898
4,7	Hyundai Auto Lease Securitization Trust 2014-
	B	1.540%	12/17/18	550	549

4,7	Hyundai Auto Lease Securitization Trust 2015-
	A	1.650%	8/15/19	10,880	10,907
4,7	Hyundai Auto Lease Securitization Trust 2015-
	A	2.070%	11/15/19	7,250	7,264
4,7	Hyundai Auto Lease Securitization Trust 2015-
	B	2.210%	5/15/20	7,130	7,174
4,7	Hyundai Auto Lease Securitization Trust 2016-
	A	1.800%	12/16/19	5,380	5,386
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	1,700	1,702
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	1,200	1,213
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	2,350	2,370
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	1,900	1,932
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	1,700	1,703
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	1,150	1,162
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	2,200	2,196
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	1,400	1,413
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	3,290	3,325
4,6,7	Hyundai Floorplan Master Owner Trust Series
	2013-1	1.083%	5/15/18	1,400	1,400
4,7	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	6,850	6,837
4,7	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	3,854	3,476
6	Illinois Student Assistance Commission Series
	2010-1	1.688%	4/25/22	4,453	4,457
4,6,7	Invitation Homes 2014-SFR1 Trust	1.933%	6/17/31	7,310	7,188
4,6,7	Invitation Homes 2014-SFR2 Trust	1.533%	9/17/31	2,506	2,449
4,6,7	Invitation Homes 2014-SFR2 Trust	2.036%	9/17/31	700	680
4,6,7	Invitation Homes 2015-SFR2 Trust	1.783%	6/17/32	2,863	2,780
4,6,7	Invitation Homes 2015-SFR2 Trust	2.083%	6/17/32	1,510	1,492
4,6,7	Invitation Homes 2015-SFR3 Trust	2.183%	8/17/32	1,650	1,633
4,7	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	6,000	6,254
4	John Deere Owner Trust 2015-B	1.780%	6/15/22	1,315	1,323
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	6.147%	4/17/45	711	711
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	21,952	22,478
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	3,960	4,117
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	2,861	2,921
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	2,429	2,516
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	10,030	10,729
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	1,250	1,278
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,175	1,265
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.743%	11/15/43	2,313	2,512
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.743%	11/15/43	2,730	2,898
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	6,550	6,830
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	4,990	5,516

4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	3,170	3,600
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.500%	8/15/46	4,000	4,586
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	4,499	4,802
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	4,640	4,778
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,070	4,230
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,472
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,900	6,105
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	4,670	4,798
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	980	1,044
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	290	317
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.076%	12/15/46	2,135	2,469
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.140%	12/15/46	960	1,003
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	6,098	6,288
4	JPMBB Commercial Mortgage Securities Trust
	2013-C12	3.363%	7/15/45	6,780	7,159
4	JPMBB Commercial Mortgage Securities Trust
	2013-C12	3.664%	7/15/45	5,000	5,383
4	JPMBB Commercial Mortgage Securities Trust
	2013-C12	4.161%	7/15/45	5,000	5,393
4	JPMBB Commercial Mortgage Securities Trust
	2013-C14	3.761%	8/15/46	1,400	1,496
4	JPMBB Commercial Mortgage Securities Trust
	2013-C14	4.133%	8/15/46	1,630	1,806
4	JPMBB Commercial Mortgage Securities Trust
	2013-C15	2.977%	11/15/45	977	1,004
4	JPMBB Commercial Mortgage Securities Trust
	2013-C15	3.659%	11/15/45	400	426
4	JPMBB Commercial Mortgage Securities Trust
	2013-C15	4.927%	11/15/45	1,750	1,992
4	JPMBB Commercial Mortgage Securities Trust
	2013-C15	5.215%	11/15/45	1,300	1,484
4	JPMBB Commercial Mortgage Securities Trust
	2013-C17	4.199%	1/15/47	4,070	4,549
4	JPMBB Commercial Mortgage Securities Trust
	2014-C18	4.079%	2/15/47	9,810	10,839
4	JPMBB Commercial Mortgage Securities Trust
	2014-C18	4.439%	2/15/47	600	658
4	JPMBB Commercial Mortgage Securities Trust
	2014-C18	4.971%	2/15/47	2,500	2,824
4	JPMBB Commercial Mortgage Securities Trust
	2014-C18	4.971%	2/15/47	1,000	1,111
4	JPMBB Commercial Mortgage Securities Trust
	2014-C21	3.428%	8/15/47	680	718

4	JPMBB Commercial Mortgage Securities Trust
	2014-C24	3.639%	11/15/47	2,000	2,143
4	JPMBB Commercial Mortgage Securities Trust
	2014-C26	3.494%	1/15/48	4,130	4,358
4	JPMBB Commercial Mortgage Securities Trust
	2015-C27	3.179%	2/15/48	2,930	3,025
4	JPMBB Commercial Mortgage Securities Trust
	2015-C30	3.551%	7/15/48	4,640	4,915
4	JPMBB Commercial Mortgage Securities Trust
	2015-C30	3.559%	7/15/48	7,120	7,572
4	JPMBB Commercial Mortgage Securities Trust
	2015-C30	3.822%	7/15/48	8,840	9,534
4	JPMBB Commercial Mortgage Securities Trust
	2015-C30	4.226%	7/15/48	2,245	2,420
4	JPMBB Commercial Mortgage Securities Trust
	2015-C31	3.801%	8/15/48	1,520	1,634
4	JPMBB Commercial Mortgage Securities Trust
	2015-C32	3.598%	11/15/48	4,340	4,602
4	JPMBB Commercial Mortgage Securities Trust
	2015-C33	3.562%	12/15/48	1,225	1,305
4	JPMBB Commercial Mortgage Securities Trust
	2015-C33	3.770%	12/15/48	7,300	7,843
4,7	Ladder Capital Commercial Mortgage 2013-
	GCP Mortgage Trust	3.388%	5/15/31	910	954
4,6,7	Lanark Master Issuer plc 2013-1A	1.118%	12/22/54	3,017	3,012
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	1,618	1,628
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	23,222	23,293
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	18,377	18,732
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	15,420	16,121
4,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,336
4,7	Master Credit Card Trust 2013-3A	2.280%	1/22/18	2,100	2,099
4	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	7,960	7,994
4	Mercedes-Benz Auto Lease Trust 2016-A	1.690%	11/15/21	16,210	16,217
4	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	7,780	7,832
4,6,7	Mercedes-Benz Master Owner Trust 2015-B	0.813%	4/15/20	14,650	14,605
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	462	463
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	11,284	11,801
4,7	Miramax LLC 2014-1A	3.340%	7/20/26	742	744
4	ML-CFC Commercial Mortgage Trust 2006-2	6.094%	6/12/46	117	117
4,7	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	2,880	2,886
4,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	13,600	13,634
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	7,445	7,795
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	2,050	2,176
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	5,740	5,909
4,7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	11,190	11,389
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.219%	7/15/46	780	862
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	805	828
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	2,030	2,221
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.360%	8/15/46	7,317	8,132

4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.824%	10/15/46	810	864
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	400	439
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	2,470	2,546
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	2,000	2,059
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	12,980	13,484
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	2,300	2,524
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.384%	2/15/47	1,600	1,754
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C15	4.051%	4/15/47	20,600	22,604
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C15	5.059%	4/15/47	1,140	1,187
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	6,920	7,516
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.094%	6/15/47	935	1,006
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.483%	6/15/47	2,400	2,632
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.916%	6/15/47	2,400	2,660
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C17	3.741%	8/15/47	21,564	23,169
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C17	4.011%	8/15/47	530	567
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.923%	10/15/47	3,300	3,589
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	1,080	1,132
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	470	497
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	765	791
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	2,905	3,004
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	4,030	4,199
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	17,750	19,011
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24	3.479%	5/15/48	4,300	4,514
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24	3.732%	5/15/48	6,955	7,451
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.383%	10/15/48	3,070	3,227
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	3,025	3,217
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29	3.325%	5/15/49	700	721
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29	4.912%	5/15/49	1,090	1,073
4 Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	2,862	2,869

4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	1,149	1,160
4	Morgan Stanley Capital I Trust 2007-IQ15	6.114%	6/11/49	6,257	6,489
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	3,931	4,096
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	2,260	2,373
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,596
4,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,000	6,255
4,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,821
4,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,942
4,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	4,820	5,002
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	11,140	11,986
4	Morgan Stanley Capital I Trust 2015-UBS8	4.745%	12/15/48	3,210	3,202
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	4,770	5,059
7	National Australia Bank Ltd.	2.250%	3/16/21	8,650	8,728
4,6,7	Navient Student Loan Trust 2016-2	1.489%	6/25/65	2,420	2,424
4,6	New Mexico Educational Assistance
	Foundation 2013-1	1.134%	1/2/25	3,929	3,787
4,7	NextGear Floorplan Master Owner Trust	2.740%	4/15/21	6,720	6,718
4	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	1,790	1,793
4	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	2,870	2,894
4	Nissan Master Owner Trust Receivables Series
	2015-A	1.440%	1/15/20	21,640	21,621
7	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	5,500	5,564
6	North Carolina State Education Assistance
	Authority 2011-1	1.538%	1/26/26	2,374	2,371
4,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,980	8,980
4,6,7	PFS Financing Corp. 2014-AA	1.033%	2/15/19	1,600	1,594
4,6,7	PFS Financing Corp. 2015-AA	1.053%	4/15/20	3,500	3,457
4,7	Porsche Innovative Lease Owner Trust 2015-1	1.430%	5/21/21	4,900	4,877
4,6,7	Progress Residential 2015-SFR1 Trust	2.286%	2/17/32	510	507
4,7	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	2,499	2,512
4,7	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	9,410	9,572
4,7	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	3,460	3,529
4,6,7	Resimac MBS Trust 2014-1A	1.332%	12/12/45	2,914	2,895
4,6,7	Resimac MBS Trust 2016-1A	1.829%	10/10/47	28,400	28,400
	Royal Bank of Canada	2.200%	9/23/19	10,250	10,458
	Royal Bank of Canada	2.100%	10/14/20	11,530	11,645
4	Royal Bank of Canada	1.875%	2/5/21	13,500	13,549
	Royal Bank of Canada	2.300%	3/22/21	10,085	10,232
4	Santander Drive Auto Receivables Trust 2013-
	2	1.950%	3/15/19	5,500	5,516
4	Santander Drive Auto Receivables Trust 2013-
	5	1.550%	10/15/18	807	807
4	Santander Drive Auto Receivables Trust 2015-
	3	1.490%	6/17/19	5,735	5,735
4	Santander Drive Auto Receivables Trust 2015-
	3	3.490%	5/17/21	5,160	5,114
4	Santander Drive Auto Receivables Trust 2015-
	4	1.580%	9/16/19	6,870	6,872
4	Santander Drive Auto Receivables Trust 2015-
	4	2.260%	6/15/20	9,470	9,532
4	Santander Drive Auto Receivables Trust 2015-
	4	2.970%	3/15/21	9,420	9,534
4	Santander Drive Auto Receivables Trust 2016-
	1	2.470%	12/15/20	9,610	9,618
7	SBA Tower Trust	3.156%	10/15/20	6,620	6,595
4,6,7	Silver Bay Realty 2014-1 Trust	1.433%	9/17/31	2,270	2,198
4,6,7	Silver Bay Realty 2014-1 Trust	1.886%	9/17/31	498	481

4,6	SLM Student Loan Trust 2005-5	0.738%	4/25/25	2,065	2,037
4,7	SLM Student Loan Trust 2014-A	2.590%	1/15/26	900	898
4,7	SLMAPRVT Student Loan Trust 2013-1	2.500%	3/15/47	1,800	1,741
4,7	SLMAPRVT Student Loan Trust 2013-B	3.000%	5/16/44	3,000	2,921
4,7	SLMAPRVT Student Loan Trust 2013-C	3.500%	6/15/44	2,000	2,004
4,7	SLMAPRVT Student Loan Trust 2014-A	3.500%	11/15/44	800	799
4,7	SLMPRVT Student Loan Trust 2011-A	4.370%	4/17/28	1,700	1,751
4,7	SLMPRVT Student Loan Trust 2011-B	3.740%	2/15/29	10,500	10,708
4,7	SLMPRVT Student Loan Trust 2011-C	4.540%	10/17/44	5,073	5,277
4,7	SLMPRVT Student Loan Trust 2012-B	3.480%	10/15/30	3,777	3,848
4,6,7	SLMPRVT Student Loan Trust 2012-E	1.183%	10/16/23	2,151	2,148
4,6,7	SLMPRVT Student Loan Trust 2013-1	1.483%	5/17/27	5,400	5,324
4,7	SLMPRVT Student Loan Trust 2013-B	1.850%	6/17/30	3,000	2,956
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	11	11
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	2,000	1,997
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	2,805	2,797
4,7	Sonic Capital LLC 2011-1A	5.438%	5/20/41	2,915	2,990
7	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	2,000	1,992
4,7	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	10,400	10,398
7	Stadshypotek AB	1.250%	5/23/18	1,930	1,921
7	Stadshypotek AB	1.750%	4/9/20	8,294	8,350
4,6,7	SWAY Residential 2014-1 Trust	1.733%	1/17/32	6,443	6,345
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	6,670	6,814
4	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	10,400	10,425
4	Synchrony Credit Card Master Note Trust
	2015-3	2.380%	9/15/23	23,620	23,903
4,7	Tidewater Auto Receivables Trust 2014-AA	1.400%	7/15/18	209	209
4,7	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	5,980	5,979
4,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,160	2,292
7	Toronto-Dominion Bank	1.950%	4/2/20	8,400	8,449
7	Toronto-Dominion Bank	2.250%	3/15/21	14,940	15,200
4,6,7	Trade MAPS 1 Ltd. 2013-1A	1.136%	12/10/18	9,910	9,885
4,6,7	Trade MAPS 1 Ltd. 2013-1A	1.686%	12/10/18	1,307	1,295
4,6,7	Trade MAPS 1 Ltd. 2013-1A	2.686%	12/10/18	670	664
4,6,7	Trafigura Securitisation Finance plc 2014-1A	1.383%	10/15/18	5,720	5,653
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,306
4,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,000	6,291
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	5,055	5,186
4,7	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	8,350	8,630
4,7	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,166
4,7	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	650	695
4,7	VNO 2013-PENN Mortgage Trust	4.079%	12/13/29	490	494
4,7	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	12,420	12,261
4,7	Volvo Financial Equipment LLC Series 2015-1A	1.910%	1/15/20	3,105	3,112
4,7	Volvo Financial Equipment LLC Series 2016-1A	1.890%	9/15/20	3,450	3,470
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	3,471	3,471
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	21,298	21,443
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	3,286	3,333
4	Wells Fargo Commercial Mortgage Trust 2012-
	LC5	2.918%	10/15/45	5,990	6,205

4 Wells Fargo Commercial Mortgage Trust 2012-
LC5	3.539%	10/15/45	1,610	1,698
4 Wells Fargo Commercial Mortgage Trust 2013-
LC12	3.928%	7/15/46	750	813
4 Wells Fargo Commercial Mortgage Trust 2013-
LC12	4.218%	7/15/46	7,570	8,402
4 Wells Fargo Commercial Mortgage Trust 2014-
LC16	3.477%	8/15/50	2,400	2,540
4 Wells Fargo Commercial Mortgage Trust 2014-
LC16	3.817%	8/15/50	5,800	6,279
4 Wells Fargo Commercial Mortgage Trust 2014-
LC16	4.020%	8/15/50	700	753
Wells Fargo Commercial Mortgage Trust 2014-
LC16	4.322%	8/15/50	2,400	2,619
Wells Fargo Commercial Mortgage Trust 2014-
LC16	4.458%	8/15/50	1,450	1,569
4 Wells Fargo Commercial Mortgage Trust 2014-
LC18	3.244%	12/15/47	2,410	2,518
4 Wells Fargo Commercial Mortgage Trust 2014-
LC18	3.405%	12/15/47	1,110	1,169
4 Wells Fargo Commercial Mortgage Trust 2015-
C26	2.991%	2/15/48	1,840	1,895
4 Wells Fargo Commercial Mortgage Trust 2015-
C26	3.166%	2/15/48	2,480	2,543
4 Wells Fargo Commercial Mortgage Trust 2015-
C27	3.190%	2/15/48	1,770	1,821
4 Wells Fargo Commercial Mortgage Trust 2015-
C27	3.278%	2/15/48	1,260	1,319
4 Wells Fargo Commercial Mortgage Trust 2015-
C27	3.451%	2/15/48	5,280	5,549
4 Wells Fargo Commercial Mortgage Trust 2015-
C29	3.400%	6/15/48	3,700	3,895
4 Wells Fargo Commercial Mortgage Trust 2015-
C29	3.637%	6/15/48	7,735	8,234
4 Wells Fargo Commercial Mortgage Trust 2015-
C29	4.366%	6/15/48	2,310	2,452
4 Wells Fargo Commercial Mortgage Trust 2015-
C30	3.411%	9/15/58	7,300	7,610
4 Wells Fargo Commercial Mortgage Trust 2015-
C30	3.664%	9/15/58	4,380	4,672
4 Wells Fargo Commercial Mortgage Trust 2015-
C30	4.067%	9/15/58	2,250	2,378
4 Wells Fargo Commercial Mortgage Trust 2015-
C30	4.646%	9/15/58	2,390	2,540
4 Wells Fargo Commercial Mortgage Trust 2015-
LC22	3.839%	9/15/58	5,960	6,472
4 Wells Fargo Commercial Mortgage Trust 2015-
LC22	4.207%	9/15/58	2,045	2,186
4 Wells Fargo Commercial Mortgage Trust 2015-
LC22	4.690%	9/15/58	1,805	1,904
4 Wells Fargo Commercial Mortgage Trust 2015-
LC22	4.690%	9/15/58	720	780
4 Wells Fargo Commercial Mortgage Trust 2015-
SG1	3.556%	12/15/47	1,510	1,603
4 Wells Fargo Commercial Mortgage Trust 2015-
SG1	3.789%	12/15/47	4,500	4,845

4	Wells Fargo Commercial Mortgage Trust 2016-
	C32	3.560%	1/15/59	5,750	6,068
4,7	Wendys Funding LLC 2015-1	3.371%	6/15/45	4,657	4,587
4,7	Wendys Funding LLC 2015-1	4.080%	6/15/45	7,234	7,137
4,7	Wendys Funding LLC 2015-1	4.497%	6/15/45	2,298	2,269
7	Westpac Banking Corp.	1.850%	11/26/18	6,285	6,321
7	Westpac Banking Corp.	2.000%	3/3/20	17,720	17,861
7	Westpac Banking Corp.	2.250%	11/9/20	7,430	7,499
7	Westpac Banking Corp.	2.100%	2/25/21	7,720	7,768
4,7	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	5,090	5,388
4,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	5,450	6,002
4	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	5,280	5,458
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	5,400	5,756
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,170	4,525
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,300	3,436
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	9,300	9,602
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,870	3,002
4	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	2,220	2,292
4	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	1,900	2,032
4	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	630	695
4	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	357	380
4	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	1,895	2,032
4	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	6,340	7,000
4	WFRBS Commercial Mortgage Trust 2013-C18	4.823%	12/15/46	1,085	1,229
4	WFRBS Commercial Mortgage Trust 2014-C14	3.766%	3/15/47	560	601
4	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	9,255	10,129
4	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	3,020	3,220
4	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	8,925	9,708
4	WFRBS Commercial Mortgage Trust 2014-C20	4.378%	5/15/47	2,410	2,542
4	WFRBS Commercial Mortgage Trust 2014-C20	4.513%	5/15/47	1,410	1,420
4	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	8,275	8,873
4	WFRBS Commercial Mortgage Trust 2014-C21	3.891%	8/15/47	700	755
4	WFRBS Commercial Mortgage Trust 2014-C21	4.234%	8/15/47	2,410	2,570
4	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	2,610	2,848
4	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	7,035	7,450
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	170	180
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	7,915	8,649
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	4,000	3,998
4,6	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.913%	2/15/22	8,755	8,711
4	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	12,000	12,050
4	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	2,300	2,296
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,393,591)					3,441,141
Corporate Bonds (74.6%)
Finance (27.7%)
	Banking (18.1%)
	Abbey National Treasury Services plc	2.500%	3/14/19	8,926	9,039
	Abbey National Treasury Services plc	2.350%	9/10/19	24,966	25,269
	Abbey National Treasury Services plc	4.000%	3/13/24	30,121	32,376
7	ABN AMRO Bank NV	2.500%	10/30/18	27,285	27,799
7	AgriBank FCB	9.125%	7/15/19	5,000	5,063
	American Express Co.	2.650%	12/2/22	16,082	16,048
	American Express Credit Corp.	2.375%	5/26/20	4,700	4,790

7	ANZ New Zealand Int'l Ltd.	2.750%	2/3/21	5,650	5,717
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	12,618	12,947
7	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	16,000	16,441
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	6,818	6,911
7	Banco de Credito del Peru	4.250%	4/1/23	5,000	5,217
	Bank of America Corp.	7.625%	6/1/19	13,000	15,080
	Bank of America Corp.	5.625%	7/1/20	19,340	21,710
	Bank of America Corp.	5.700%	1/24/22	15,800	18,150
	Bank of America Corp.	3.300%	1/11/23	29,767	30,292
	Bank of America Corp.	4.125%	1/22/24	33,430	35,420
	Bank of America Corp.	4.450%	3/3/26	8,900	9,225
	Bank of Montreal	2.375%	1/25/19	5,000	5,117
	Bank of New York Mellon Corp.	5.450%	5/15/19	6,580	7,313
	Bank of New York Mellon Corp.	4.600%	1/15/20	14,300	15,719
	Bank of New York Mellon Corp.	2.150%	2/24/20	2,840	2,883
	Bank of New York Mellon Corp.	2.600%	8/17/20	3,017	3,102
	Bank of New York Mellon Corp.	2.450%	11/27/20	14,339	14,668
	Bank of New York Mellon Corp.	4.150%	2/1/21	21,944	24,002
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,780	10,804
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	17,284
	Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	18,213
	Bank of New York Mellon Corp.	3.400%	5/15/24	20,200	21,340
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	11,592
	Bank of New York Mellon Corp.	3.000%	2/24/25	15,800	16,199
	Bank of New York Mellon Corp.	2.800%	5/4/26	10,780	10,821
	Bank of Nova Scotia	2.050%	6/5/19	7,930	8,005
	Bank of Nova Scotia	4.375%	1/13/21	8,500	9,346
	Bank of Nova Scotia	2.450%	3/22/21	46,470	47,082
	Bank of Nova Scotia	1.875%	4/26/21	7,880	7,869
	Bank of Nova Scotia	4.500%	12/16/25	26,000	26,847
7	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	23,856	24,374
7	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	19,580	20,005
7	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	23,190	23,368
	Barclays plc	2.750%	11/8/19	3,061	3,067
	Barclays plc	3.650%	3/16/25	10,000	9,656
	BB&T Corp.	6.850%	4/30/19	5,714	6,501
	BB&T Corp.	5.250%	11/1/19	12,000	13,083
	BB&T Corp.	3.950%	3/22/22	4,400	4,665
	BNP Paribas SA	2.400%	12/12/18	3,150	3,204
	BNP Paribas SA	5.000%	1/15/21	44,350	49,747
	BNP Paribas SA	3.250%	3/3/23	6,235	6,445
8	BPCE SA	3.500%	4/24/20	1,100	828
	BPCE SA	4.000%	4/15/24	50,690	54,450
	Branch Banking & Trust Co.	2.850%	4/1/21	10,425	10,742
	Branch Banking & Trust Co.	3.625%	9/16/25	27,345	28,671
	Capital One Financial Corp.	2.450%	4/24/19	2,450	2,478
	Capital One Financial Corp.	3.200%	2/5/25	2,650	2,631
	Capital One NA	1.500%	3/22/18	7,000	6,946
	Citigroup Inc.	4.500%	1/14/22	38,700	42,240
	Citigroup Inc.	3.375%	3/1/23	16,000	16,441
	Citigroup Inc.	3.875%	10/25/23	28,736	30,357
	Citigroup Inc.	5.500%	9/13/25	9,000	9,966
	Citigroup Inc.	4.600%	3/9/26	10,355	10,757
4,7,9	Colonial BancGroup Inc.	7.114%	5/29/49	17,340	2
7	Commonwealth Bank of Australia	5.000%	10/15/19	2,702	2,953
	Commonwealth Bank of Australia	2.300%	3/12/20	3,000	3,035
7	Commonwealth Bank of Australia	5.000%	3/19/20	11,560	12,785

	Commonwealth Bank of Australia	2.400%	11/2/20	5,382	5,427
	Commonwealth Bank of Australia	2.550%	3/15/21	15,775	16,076
7	Commonwealth Bank of Australia	4.500%	12/9/25	27,645	28,346
	Cooperatieve Rabobank UA	2.250%	1/14/19	4,000	4,068
	Cooperatieve Rabobank UA	2.250%	1/14/20	10,700	10,763
	Cooperatieve Rabobank UA	2.500%	1/19/21	23,980	24,327
	Cooperatieve Rabobank UA	3.875%	2/8/22	53,100	56,686
	Cooperatieve Rabobank UA	3.950%	11/9/22	39,880	41,024
	Cooperatieve Rabobank UA	4.625%	12/1/23	75,482	80,332
	Cooperatieve Rabobank UA	3.375%	5/21/25	25,310	26,248
10	Cooperatieve Rabobank UA	5.250%	9/14/27	4,800	7,638
7	Credit Agricole SA/London	2.375%	7/1/21	18,700	18,647
	Credit Suisse	2.300%	5/28/19	9,820	9,941
	Credit Suisse	3.000%	10/29/21	40,000	40,869
	Credit Suisse	3.625%	9/9/24	69,650	71,924
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	10,000	9,758
7	Danske Bank A/S	2.800%	3/10/21	43,465	44,528
	Deutsche Bank AG	2.950%	8/20/20	5,000	5,023
	Deutsche Bank AG	3.125%	1/13/21	17,954	17,993
	Discover Bank	7.000%	4/15/20	3,665	4,149
	Discover Bank	3.100%	6/4/20	14,990	15,259
	Fifth Third Bank	2.875%	10/1/21	18,960	19,238
	Fifth Third Bank	3.850%	3/15/26	4,280	4,409
	First Republic Bank	2.375%	6/17/19	11,791	11,781
	FirstMerit Corp.	4.350%	2/4/23	9,000	9,197
	Goldman Sachs Group Inc.	6.150%	4/1/18	2,315	2,502
	Goldman Sachs Group Inc.	2.900%	7/19/18	55	56
	Goldman Sachs Group Inc.	2.625%	1/31/19	2,240	2,286
	Goldman Sachs Group Inc.	7.500%	2/15/19	15,000	17,201
	Goldman Sachs Group Inc.	2.550%	10/23/19	2,200	2,234
	Goldman Sachs Group Inc.	6.000%	6/15/20	14,720	16,769
	Goldman Sachs Group Inc.	2.750%	9/15/20	15,522	15,750
	Goldman Sachs Group Inc.	2.625%	4/25/21	3,421	3,436
	Goldman Sachs Group Inc.	5.250%	7/27/21	22,087	24,928
	Goldman Sachs Group Inc.	5.750%	1/24/22	52,535	60,456
	Goldman Sachs Group Inc.	3.625%	1/22/23	9,300	9,665
	Goldman Sachs Group Inc.	4.000%	3/3/24	68,376	71,961
	Goldman Sachs Group Inc.	3.850%	7/8/24	25,937	26,958
	Goldman Sachs Group Inc.	3.500%	1/23/25	8,000	8,086
	Goldman Sachs Group Inc.	3.750%	5/22/25	55,072	56,535
	Goldman Sachs Group Inc.	4.250%	10/21/25	15,463	15,757
	Goldman Sachs Group Inc.	3.750%	2/25/26	32,200	33,007
	HSBC Bank USA NA	4.875%	8/24/20	24,478	26,448
	HSBC Holdings plc	5.100%	4/5/21	48,179	53,274
	HSBC Holdings plc	4.875%	1/14/22	12,027	13,176
	HSBC Holdings plc	4.000%	3/30/22	30,100	31,760
	HSBC Holdings plc	4.250%	3/14/24	35,000	35,593
	HSBC Holdings plc	4.250%	8/18/25	25,000	25,140
	HSBC Holdings plc	4.300%	3/8/26	72,090	75,773
	HSBC USA Inc.	2.375%	11/13/19	17,185	17,495
	HSBC USA Inc.	2.750%	8/7/20	1,890	1,919
	Huntington Bancshares Inc.	3.150%	3/14/21	7,915	8,093
	Huntington National Bank	2.400%	4/1/20	7,000	6,953
	Huntington National Bank	2.875%	8/20/20	5,600	5,643
	JPMorgan Chase & Co.	2.200%	10/22/19	6,000	6,076
	JPMorgan Chase & Co.	2.250%	1/23/20	3,737	3,762
	JPMorgan Chase & Co.	4.950%	3/25/20	21,496	23,669

	JPMorgan Chase & Co.	2.750%	6/23/20	6,075	6,213
	JPMorgan Chase & Co.	4.400%	7/22/20	18,510	20,076
	JPMorgan Chase & Co.	4.250%	10/15/20	21,790	23,564
	JPMorgan Chase & Co.	2.550%	10/29/20	61,384	62,158
	JPMorgan Chase & Co.	2.550%	3/1/21	44,800	45,323
	JPMorgan Chase & Co.	4.625%	5/10/21	22,450	24,794
	JPMorgan Chase & Co.	4.350%	8/15/21	14,235	15,579
	JPMorgan Chase & Co.	4.500%	1/24/22	28,610	31,509
	JPMorgan Chase & Co.	3.250%	9/23/22	23,500	24,347
	JPMorgan Chase & Co.	3.200%	1/25/23	26,858	27,601
	JPMorgan Chase & Co.	3.875%	2/1/24	22,900	24,297
	JPMorgan Chase & Co.	3.625%	5/13/24	14,750	15,418
	JPMorgan Chase & Co.	3.125%	1/23/25	9,200	9,206
	JPMorgan Chase & Co.	3.300%	4/1/26	28,000	28,340
4	JPMorgan Chase & Co.	5.300%	12/29/49	5,220	5,220
	KeyBank NA	3.300%	6/1/25	20,000	20,672
	Lloyds Bank plc	2.700%	8/17/20	38,261	39,016
	Lloyds Bank plc	6.375%	1/21/21	9,172	10,826
	Lloyds Bank plc	3.500%	5/14/25	11,240	11,767
	Lloyds Banking Group plc	4.650%	3/24/26	32,820	33,218
7	Macquarie Bank Ltd.	2.400%	1/21/20	7,765	7,728
7	Macquarie Bank Ltd.	4.875%	6/10/25	7,910	8,096
7	Macquarie Bank Ltd.	3.900%	1/15/26	15,380	15,797
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	5,758	5,849
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	22,400	21,930
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	59,653	62,507
7	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	20,000	20,283
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	29,055	29,515
	Morgan Stanley	7.300%	5/13/19	5,000	5,742
	Morgan Stanley	5.625%	9/23/19	20,500	22,762
	Morgan Stanley	5.500%	1/26/20	16,035	17,783
	Morgan Stanley	2.650%	1/27/20	4,300	4,362
	Morgan Stanley	2.800%	6/16/20	1,074	1,095
	Morgan Stanley	5.500%	7/24/20	12,000	13,376
	Morgan Stanley	5.750%	1/25/21	24,000	27,348
	Morgan Stanley	2.500%	4/21/21	5,939	5,952
	Morgan Stanley	5.500%	7/28/21	26,800	30,448
	Morgan Stanley	3.750%	2/25/23	36,000	37,591
11	Morgan Stanley	1.750%	3/11/24	14,400	16,659
	Morgan Stanley	3.875%	4/29/24	43,400	45,587
	Morgan Stanley	4.000%	7/23/25	41,181	43,267
	Morgan Stanley	3.875%	1/27/26	50,863	52,736
	MUFG Americas Holdings Corp.	2.250%	2/10/20	3,400	3,402
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,891	22,882
	MUFG Americas Holdings Corp.	3.000%	2/10/25	10,000	9,813
	National Australia Bank Ltd.	2.625%	1/14/21	4,103	4,174
	National Australia Bank Ltd.	3.000%	1/20/23	14,320	14,647
7	Nationwide Building Society	2.350%	1/21/20	7,322	7,370
7	Nationwide Building Society	3.900%	7/21/25	8,000	8,558
7	Nordea Bank AB	1.875%	9/17/18	6,215	6,250
7	Nordea Bank AB	2.500%	9/17/20	4,715	4,790
7	Nordea Bank AB	4.250%	9/21/22	11,260	11,749
	Northern Trust Co.	6.500%	8/15/18	4,000	4,440
	Northern Trust Corp.	3.450%	11/4/20	500	530
	Northern Trust Corp.	3.375%	8/23/21	13,036	13,810
	People's United Financial Inc.	3.650%	12/6/22	11,405	11,456
	PNC Bank NA	6.875%	4/1/18	12,085	13,252

PNC Bank NA	2.400%	10/18/19	10,000	10,202
PNC Bank NA	2.600%	7/21/20	15,120	15,520
PNC Bank NA	2.450%	11/5/20	2,218	2,253
PNC Bank NA	2.150%	4/29/21	5,873	5,894
PNC Bank NA	2.700%	11/1/22	41,080	41,000
PNC Bank NA	2.950%	1/30/23	15,000	15,085
PNC Bank NA	3.800%	7/25/23	15,750	16,577
PNC Bank NA	3.300%	10/30/24	19,634	20,332
PNC Bank NA	2.950%	2/23/25	16,680	16,814
PNC Bank NA	3.250%	6/1/25	26,828	27,839
PNC Financial Services Group Inc.	2.854%	11/9/22	12,493	12,657
PNC Financial Services Group Inc.	3.900%	4/29/24	6,525	6,913
PNC Funding Corp.	6.700%	6/10/19	12,000	13,678
PNC Funding Corp.	5.125%	2/8/20	21,243	23,536
PNC Funding Corp.	4.375%	8/11/20	23,000	25,054
PNC Funding Corp.	3.300%	3/8/22	14,570	15,327
Regions Bank	7.500%	5/15/18	1,732	1,902
Regions Financial Corp.	2.000%	5/15/18	2,000	1,995
Royal Bank of Canada	2.350%	10/30/20	11,539	11,774
Royal Bank of Canada	2.500%	1/19/21	11,260	11,576
Royal Bank of Canada	4.650%	1/27/26	4,670	4,868
Santander Bank NA	8.750%	5/30/18	5,000	5,550
7 Santander UK Group Holdings plc	4.750%	9/15/25	20,000	19,590
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	11,230	11,468
State Street Corp.	2.550%	8/18/20	17,901	18,443
State Street Corp.	4.375%	3/7/21	10,740	11,878
State Street Corp.	3.100%	5/15/23	15,025	15,411
State Street Corp.	3.700%	11/20/23	32,620	35,492
State Street Corp.	3.300%	12/16/24	27,435	28,701
State Street Corp.	3.550%	8/18/25	36,058	38,633
4 State Street Corp.	5.250%	12/29/49	5,240	5,292
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,000	3,081
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	8,160	8,662
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	5,000	5,153
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	5,000	5,278
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	12,423	12,648
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	18,513	19,298
SunTrust Banks Inc.	2.900%	3/3/21	6,318	6,426
Svenska Handelsbanken AB	2.400%	10/1/20	3,068	3,122
Svenska Handelsbanken AB	2.450%	3/30/21	23,300	23,717
7 Swedbank AB	2.650%	3/10/21	19,889	20,331
Synchrony Financial	2.700%	2/3/20	8,550	8,555
Synchrony Financial	3.750%	8/15/21	17,100	17,736
Synchrony Financial	4.250%	8/15/24	10,000	10,262
Synchrony Financial	4.500%	7/23/25	10,000	10,369
Toronto-Dominion Bank	2.250%	11/5/19	25,705	26,473
Toronto-Dominion Bank	2.500%	12/14/20	40,480	41,323
Toronto-Dominion Bank	2.125%	4/7/21	55,000	55,232
UBS AG	2.350%	3/26/20	8,000	8,112
US Bancorp	4.125%	5/24/21	28,055	30,748
US Bancorp	3.000%	3/15/22	23,724	25,026
US Bancorp	2.950%	7/15/22	35,200	36,220
US Bancorp	3.700%	1/30/24	18,500	20,085
US Bancorp	3.600%	9/11/24	14,800	15,568
US Bancorp	3.100%	4/27/26	18,611	18,697
US Bank NA	2.125%	10/28/19	4,441	4,513
US Bank NA	2.800%	1/27/25	14,400	14,707

9 Washington Mutual Bank / Debt not acquired by
JPMorgan	5.500%	1/15/13	6,147	15
9 Washington Mutual Bank / Debt not acquired by
JPMorgan	5.650%	8/15/14	7,500	1
9 Washington Mutual Bank / Debt not acquired by
JPMorgan	5.125%	1/15/15	9,000	23
Wells Fargo & Co.	2.600%	7/22/20	19,260	19,730
Wells Fargo & Co.	2.550%	12/7/20	7,623	7,755
Wells Fargo & Co.	4.600%	4/1/21	31,673	35,140
Wells Fargo & Co.	3.450%	2/13/23	36,700	37,532
Wells Fargo & Co.	4.125%	8/15/23	13,100	13,990
Wells Fargo & Co.	3.300%	9/9/24	62,307	64,066
Wells Fargo & Co.	3.000%	2/19/25	10,180	10,214
Wells Fargo & Co.	3.550%	9/29/25	37,359	38,949
Wells Fargo & Co.	3.000%	4/22/26	27,000	26,779
Westpac Banking Corp.	4.875%	11/19/19	10,795	12,077
Westpac Banking Corp.	2.600%	11/23/20	15,885	16,211

Brokerage (1.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	10,471	10,696
Ameriprise Financial Inc.	7.300%	6/28/19	3,200	3,714
Ameriprise Financial Inc.	4.000%	10/15/23	10,819	11,457
Ameriprise Financial Inc.	3.700%	10/15/24	15,000	15,634
BlackRock Inc.	4.250%	5/24/21	4,250	4,683
BlackRock Inc.	3.375%	6/1/22	12,000	12,850
BlackRock Inc.	3.500%	3/18/24	20,000	21,308
Charles Schwab Corp.	4.450%	7/22/20	6,500	7,173
Charles Schwab Corp.	3.225%	9/1/22	11,150	11,638
CME Group Inc.	3.000%	3/15/25	13,500	13,683
Franklin Resources Inc.	4.625%	5/20/20	7,550	8,235
Franklin Resources Inc.	2.800%	9/15/22	11,000	11,183
Franklin Resources Inc.	2.850%	3/30/25	8,000	8,027
Intercontinental Exchange Inc.	4.000%	10/15/23	34,330	36,309
Invesco Finance plc	3.125%	11/30/22	30,485	31,360
Invesco Finance plc	4.000%	1/30/24	21,300	22,888
Invesco Finance plc	3.750%	1/15/26	15,323	16,077
Jefferies Group LLC	6.875%	4/15/21	8,000	8,965
Jefferies Group LLC	5.125%	1/20/23	5,000	5,215
Legg Mason Inc.	3.950%	7/15/24	5,000	4,848
9 Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
Nomura Holdings Inc.	2.750%	3/19/19	9,950	10,095
Stifel Financial Corp.	3.500%	12/1/20	11,030	11,015
TD Ameritrade Holding Corp.	2.950%	4/1/22	16,715	17,178
TD Ameritrade Holding Corp.	3.625%	4/1/25	11,400	11,902

Finance Companies (1.0%)
Air Lease Corp.	3.375%	1/15/19	8,000	8,060
Air Lease Corp.	3.875%	4/1/21	6,000	6,105
Air Lease Corp.	4.250%	9/15/24	16,000	16,080
7 GE Capital International Funding Co.	2.342%	11/15/20	69,573	71,220
7 GE Capital International Funding Co.	3.373%	11/15/25	22,176	23,680
7 GE Capital International Funding Co.	4.418%	11/15/35	43,400	47,320
HSBC Finance Corp.	6.676%	1/15/21	63,939	73,450
7 Peachtree Corners Funding Trust	3.976%	2/15/25	15,000	15,121

Insurance (5.0%)
Aetna Inc.	2.750%	11/15/22	24,000	24,265

	Aetna Inc.	3.500%	11/15/24	15,000	15,474
	Aflac Inc.	4.000%	2/15/22	2,000	2,181
	Aflac Inc.	3.625%	6/15/23	16,000	16,924
	Aflac Inc.	3.625%	11/15/24	15,000	15,949
7	AIA Group Ltd.	3.200%	3/11/25	12,000	12,022
	Alleghany Corp.	4.950%	6/27/22	2,586	2,842
4,11	Allianz Finance II BV	5.750%	7/8/41	13,000	17,351
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	21,000	20,991
	Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,000	2,210
4	Allstate Corp.	5.750%	8/15/53	5,000	5,137
	Alterra Finance LLC	6.250%	9/30/20	8,000	9,056
	American Financial Group Inc.	9.875%	6/15/19	10,000	12,065
	American International Group Inc.	3.300%	3/1/21	1,870	1,927
	American International Group Inc.	4.875%	6/1/22	1,650	1,809
	American International Group Inc.	3.900%	4/1/26	1,195	1,217
	American International Group Inc.	3.875%	1/15/35	1,315	1,219
	Anthem Inc.	4.350%	8/15/20	2,000	2,172
	Anthem Inc.	3.700%	8/15/21	3,090	3,278
4,11	Aquarius and Investments plc for Zurich
	Insurance Co. Ltd.	4.250%	10/2/43	4,568	5,809
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	5,500	5,666
11	AXA SA	5.250%	4/16/40	5,350	6,787
4,11	AXA SA	5.125%	7/4/43	4,593	6,067
4,11	AXA SA	3.875%	5/20/49	5,252	6,088
	Axis Specialty Finance LLC	5.875%	6/1/20	9,240	10,276
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	2,000	2,223
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,360	4,603
	Berkshire Hathaway Inc.	3.750%	8/15/21	11,500	12,567
	Berkshire Hathaway Inc.	3.400%	1/31/22	12,706	13,690
	Berkshire Hathaway Inc.	2.750%	3/15/23	49,805	51,294
11	Berkshire Hathaway Inc.	1.300%	3/15/24	2,818	3,299
	Berkshire Hathaway Inc.	3.125%	3/15/26	73,935	76,858
11	Berkshire Hathaway Inc.	2.150%	3/15/28	8,500	10,229
	Brown & Brown Inc.	4.200%	9/15/24	15,000	15,172
4	Chubb Corp.	6.375%	3/29/67	5,174	4,450
	Chubb INA Holdings Inc.	2.875%	11/3/22	6,935	7,189
	Chubb INA Holdings Inc.	2.700%	3/13/23	7,695	7,764
	Chubb INA Holdings Inc.	3.350%	5/15/24	39,741	41,870
	Chubb INA Holdings Inc.	3.150%	3/15/25	14,000	14,520
	CNA Financial Corp.	5.875%	8/15/20	5,000	5,593
	CNA Financial Corp.	3.950%	5/15/24	2,000	2,003
	CNA Financial Corp.	4.500%	3/1/26	7,090	7,302
4,10	CNP Assurances	7.375%	9/30/41	1,600	2,562
4,11	CNP Assurances	4.500%	6/10/47	3,000	3,396
4,11	CNP Assurances	4.000%	11/29/49	4,600	5,107
	Coventry Health Care Inc.	5.450%	6/15/21	8,500	9,609
	First American Financial Corp.	4.600%	11/15/24	12,000	12,189
7	Five Corners Funding Trust	4.419%	11/15/23	29,000	30,797
	Hanover Insurance Group Inc.	4.500%	4/15/26	6,900	6,990
	Hartford Financial Services Group Inc.	5.125%	4/15/22	2,880	3,250
	Infinity Property & Casualty Corp.	5.000%	9/19/22	10,547	11,065
7	Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,638
	Kemper Corp.	4.350%	2/15/25	15,000	15,123
	Loews Corp.	2.625%	5/15/23	8,000	7,923
	Manulife Financial Corp.	4.900%	9/17/20	24,150	26,373
	Manulife Financial Corp.	4.150%	3/4/26	31,515	33,109
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,275	5,320

	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,850	5,362
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,345	8,521
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	10,087	10,702
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	42,130	43,216
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	28,000	28,477
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	2,000	2,054
7	MassMutual Global Funding II	2.500%	10/17/22	10,500	10,459
	MetLife Inc.	3.048%	12/15/22	17,000	17,341
	MetLife Inc.	4.368%	9/15/23	38,430	42,088
	MetLife Inc.	3.600%	4/10/24	28,005	29,332
	MetLife Inc.	3.000%	3/1/25	13,500	13,524
	MetLife Inc.	3.600%	11/13/25	12,520	13,005
4	MetLife Inc.	5.250%	12/29/49	2,635	2,579
7	New York Life Global Funding	1.950%	2/11/20	6,595	6,603
4,7	Nippon Life Insurance Co.	4.700%	1/20/46	2,700	2,880
	OneBeacon US Holdings Inc.	4.600%	11/9/22	6,769	6,805
	PartnerRe Finance A LLC	6.875%	6/1/18	3,857	4,211
	PartnerRe Finance B LLC	5.500%	6/1/20	16,550	18,189
	Principal Financial Group Inc.	8.875%	5/15/19	3,395	4,033
4	Principal Financial Group Inc.	4.700%	5/15/55	1,500	1,478
7	Principal Life Global Funding II	2.200%	4/8/20	10,650	10,664
4	Progressive Corp.	6.700%	6/15/67	6,500	6,142
	Prudential Financial Inc.	2.350%	8/15/19	1,950	1,975
	Prudential Financial Inc.	4.500%	11/16/21	7,205	7,920
	Prudential Financial Inc.	3.500%	5/15/24	5,000	5,132
4	Prudential Financial Inc.	5.875%	9/15/42	6,000	6,435
4	Prudential Financial Inc.	5.625%	6/15/43	7,875	8,269
4	Prudential Financial Inc.	5.200%	3/15/44	2,500	2,475
4	Prudential Financial Inc.	5.375%	5/15/45	7,150	7,257
	Reinsurance Group of America Inc.	5.000%	6/1/21	5,000	5,427
	Reinsurance Group of America Inc.	4.700%	9/15/23	6,000	6,314
7	Reliance Standard Life Global Funding II	2.500%	1/15/20	19,115	19,124
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	6,710	6,662
7	Reliance Standard Life Global Funding II	3.050%	1/20/21	3,320	3,373
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	12,548
7	Swiss Re Treasury US Corp.	2.875%	12/6/22	2,000	1,996
7	TIAA Asset Management Finance Co. LLC	4.125%	11/1/24	38,771	40,030
	Trinity Acquisition plc	4.625%	8/15/23	3,000	3,127
	Trinity Acquisition plc	4.400%	3/15/26	14,815	15,140
	UnitedHealth Group Inc.	2.300%	12/15/19	10,000	10,290
	UnitedHealth Group Inc.	2.700%	7/15/20	3,870	4,030
	UnitedHealth Group Inc.	3.875%	10/15/20	14,000	15,195
	UnitedHealth Group Inc.	4.700%	2/15/21	13,000	14,583
	UnitedHealth Group Inc.	2.875%	12/15/21	10,000	10,421
	UnitedHealth Group Inc.	2.875%	3/15/22	26,816	27,649
	UnitedHealth Group Inc.	3.350%	7/15/22	17,660	18,761
	UnitedHealth Group Inc.	2.750%	2/15/23	12,000	12,129
	UnitedHealth Group Inc.	2.875%	3/15/23	9,000	9,197
	UnitedHealth Group Inc.	3.750%	7/15/25	28,550	30,913
	WR Berkley Corp.	4.625%	3/15/22	2,977	3,203
	XLIT Ltd.	6.375%	11/15/24	2,398	2,839

	Real Estate Investment Trusts (2.4%)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	6,465	6,564
	American Campus Communities Operating
	Partnership LP	3.750%	4/15/23	2,000	2,026
	Boston Properties LP	3.125%	9/1/23	2,654	2,696

	Boston Properties LP	3.800%	2/1/24	3,375	3,573
	Boston Properties LP	3.650%	2/1/26	10,000	10,462
	Brandywine Operating Partnership LP	3.950%	2/15/23	3,103	3,118
	Brandywine Operating Partnership LP	4.100%	10/1/24	17,000	16,813
	Brixmor Operating Partnership LP	3.850%	2/1/25	7,000	6,809
	Columbia Property Trust Operating Partnership
	LP	4.150%	4/1/25	7,985	8,058
	CubeSmart LP	4.375%	12/15/23	4,510	4,760
	CubeSmart LP	4.000%	11/15/25	6,000	6,184
	DDR Corp.	3.375%	5/15/23	7,000	6,853
	DDR Corp.	3.625%	2/1/25	10,000	9,815
	Digital Realty Trust LP	3.400%	10/1/20	2,247	2,310
	Digital Realty Trust LP	5.250%	3/15/21	12,225	13,476
	Digital Realty Trust LP	3.950%	7/1/22	9,362	9,598
	Digital Realty Trust LP	4.750%	10/1/25	16,163	16,814
	Duke Realty LP	3.625%	4/15/23	9,000	9,093
	ERP Operating LP	3.375%	6/1/25	31,000	32,302
	Essex Portfolio LP	3.500%	4/1/25	12,182	12,514
	Federal Realty Investment Trust	2.550%	1/15/21	5,417	5,481
	Federal Realty Investment Trust	3.000%	8/1/22	22,448	22,843
	Federal Realty Investment Trust	2.750%	6/1/23	3,000	2,976
	Federal Realty Investment Trust	3.950%	1/15/24	8,269	8,872
7	Goodman Funding Pty Ltd.	6.375%	4/15/21	3,650	4,215
7	Goodman Funding Pty Ltd.	6.000%	3/22/22	8,155	9,263
	HCP Inc.	2.625%	2/1/20	7,000	6,926
	HCP Inc.	5.375%	2/1/21	8,537	9,394
	HCP Inc.	4.000%	12/1/22	16,027	16,417
	HCP Inc.	4.250%	11/15/23	2,975	3,014
	Healthcare Realty Trust Inc.	3.750%	4/15/23	13,000	12,815
	Healthcare Realty Trust Inc.	3.875%	5/1/25	7,000	6,843
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,705	4,741
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	14,071	13,938
	Highwoods Realty LP	3.200%	6/15/21	6,000	5,983
	Kilroy Realty LP	4.375%	10/1/25	2,500	2,634
	Liberty Property LP	4.400%	2/15/24	4,000	4,244
	Liberty Property LP	3.750%	4/1/25	1,340	1,353
	Mid-America Apartments LP	4.300%	10/15/23	2,135	2,252
	Mid-America Apartments LP	4.000%	11/15/25	3,000	3,119
	Omega Healthcare Investors Inc.	4.950%	4/1/24	19,000	19,427
	Omega Healthcare Investors Inc.	5.250%	1/15/26	20,806	21,170
	Omega Healthcare Investors Inc.	4.500%	4/1/27	10,000	9,500
11	Prologis International Funding II SA	1.876%	4/17/25	3,273	3,725
	Realty Income Corp.	4.650%	8/1/23	6,000	6,471
	Senior Housing Properties Trust	6.750%	12/15/21	4,000	4,415
	Simon Property Group LP	2.500%	9/1/20	1,760	1,817
	Simon Property Group LP	4.375%	3/1/21	28,394	31,378
	Simon Property Group LP	4.125%	12/1/21	20,822	22,993
	Simon Property Group LP	3.375%	3/15/22	7,000	7,406
	Simon Property Group LP	2.750%	2/1/23	7,500	7,655
	Simon Property Group LP	3.750%	2/1/24	30,500	33,020
	Simon Property Group LP	3.375%	10/1/24	4,000	4,243
	Simon Property Group LP	3.500%	9/1/25	12,997	13,842
	Simon Property Group LP	3.300%	1/15/26	14,000	14,717
	UDR Inc.	4.625%	1/10/22	3,455	3,795
	Ventas Realty LP	3.750%	5/1/24	10,000	10,155
	Weingarten Realty Investors	3.375%	10/15/22	5,694	5,676
	Weingarten Realty Investors	3.850%	6/1/25	3,404	3,384

	Welltower Inc.	6.125%	4/15/20	5,000	5,639
	Welltower Inc.	4.950%	1/15/21	8,000	8,704
	Welltower Inc.	5.250%	1/15/22	231	255
	Welltower Inc.	3.750%	3/15/23	13,439	13,563
	Welltower Inc.	4.500%	1/15/24	7,000	7,407
	Welltower Inc.	4.000%	6/1/25	4,020	4,120
	Welltower Inc.	4.250%	4/1/26	5,000	5,211
					7,041,825
Industrial (42.3%)
	Basic Industry (2.1%)
	Agrium Inc.	3.500%	6/1/23	15,000	15,315
	Agrium Inc.	3.375%	3/15/25	8,000	7,993
	Air Products & Chemicals Inc.	3.000%	11/3/21	12,890	13,564
	Air Products & Chemicals Inc.	2.750%	2/3/23	3,015	3,057
	Air Products & Chemicals Inc.	3.350%	7/31/24	7,000	7,367
	Airgas Inc.	2.375%	2/15/20	3,725	3,747
	Airgas Inc.	3.050%	8/1/20	4,690	4,795
	Airgas Inc.	3.650%	7/15/24	3,500	3,558
8	BHP Billiton Finance Ltd.	3.000%	3/30/20	5,340	3,969
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	22,530	23,533
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,750	18,103
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	41,800	44,433
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	1,573	1,876
	Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,762
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,000	4,212
	CF Industries Inc.	7.125%	5/1/20	3,480	3,993
	CF Industries Inc.	3.450%	6/1/23	5,685	5,602
	Dow Chemical Co.	8.550%	5/15/19	16,664	19,889
	Dow Chemical Co.	3.500%	10/1/24	7,000	7,292
	Eastman Chemical Co.	4.500%	1/15/21	8,139	8,784
	EI du Pont de Nemours & Co.	3.625%	1/15/21	13,635	14,597
	EI du Pont de Nemours & Co.	4.250%	4/1/21	967	1,061
	EI du Pont de Nemours & Co.	2.800%	2/15/23	10,000	10,113
	Goldcorp Inc.	3.700%	3/15/23	4,000	3,977
	International Paper Co.	3.650%	6/15/24	6,085	6,329
	International Paper Co.	3.800%	1/15/26	3,585	3,743
11	LYB International Finance II BV	1.875%	3/2/22	16,107	18,949
	LyondellBasell Industries NV	5.000%	4/15/19	8,000	8,642
	LyondellBasell Industries NV	6.000%	11/15/21	5,000	5,850
	LyondellBasell Industries NV	5.750%	4/15/24	4,340	5,055
	Monsanto Co.	2.125%	7/15/19	7,397	7,500
	Monsanto Co.	2.750%	7/15/21	15,885	16,206
	Monsanto Co.	2.200%	7/15/22	14,160	13,932
	Newmont Mining Corp.	3.500%	3/15/22	4,000	4,065
	Packaging Corp. of America	3.650%	9/15/24	7,000	7,047
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	6,559	7,449
	Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	4,764	5,174
	Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	800	819
	Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	10,955	10,681
	PPG Industries Inc.	3.600%	11/15/20	10,840	11,314
11	PPG Industries Inc.	1.400%	3/13/27	3,800	4,315
	Praxair Inc.	4.050%	3/15/21	12,925	14,222
	Praxair Inc.	3.000%	9/1/21	16,915	17,756
	Praxair Inc.	2.450%	2/15/22	29,730	30,504
	Praxair Inc.	2.650%	2/5/25	2,865	2,864
	Praxair Inc.	3.200%	1/30/26	5,000	5,289
	Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,000	3,590

	Rio Tinto Finance USA Ltd.	3.500%	11/2/20	11,500	12,109
	Rio Tinto Finance USA Ltd.	4.125%	5/20/21	12,935	13,999
	Rio Tinto Finance USA Ltd.	3.750%	9/20/21	18,820	19,953
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	5,000	5,134
	Rio Tinto Finance USA plc	3.500%	3/22/22	11,000	11,440
	Rio Tinto Finance USA plc	2.875%	8/21/22	5,000	5,028
	Syngenta Finance NV	3.125%	3/28/22	5,935	5,961
	Vale Overseas Ltd.	5.625%	9/15/19	6,000	6,090

	Capital Goods (4.0%)
	ABB Finance USA Inc.	2.875%	5/8/22	5,000	5,142
7	ABB Treasury Center USA Inc.	4.000%	6/15/21	7,000	7,476
	Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	11,015
7	Airbus Group Finance BV	2.700%	4/17/23	27,110	27,757
	Boeing Co.	4.875%	2/15/20	10,580	11,904
	Boeing Co.	7.950%	8/15/24	17,489	23,969
	Boeing Co.	2.850%	10/30/24	13,000	13,593
	Caterpillar Financial Services Corp.	2.750%	8/20/21	11,885	12,291
	Caterpillar Financial Services Corp.	2.850%	6/1/22	26,600	27,554
	Caterpillar Financial Services Corp.	2.625%	3/1/23	14,845	14,983
	Caterpillar Financial Services Corp.	3.750%	11/24/23	14,000	15,172
	Caterpillar Financial Services Corp.	3.250%	12/1/24	22,650	23,693
	Caterpillar Inc.	2.600%	6/26/22	25,285	25,667
	Caterpillar Inc.	3.400%	5/15/24	7,255	7,713
	Crane Co.	4.450%	12/15/23	2,000	2,096
7	CRH America Inc.	3.875%	5/18/25	10,000	10,441
	Danaher Corp.	3.900%	6/23/21	22,957	24,992
	Danaher Corp.	3.350%	9/15/25	16,245	17,229
	Deere & Co.	2.600%	6/8/22	33,975	34,783
11	DH Europe Finance SA	1.700%	1/4/22	1,700	2,048
11	DH Europe Finance SA	2.500%	7/8/25	5,300	6,708
	Dover Corp.	3.150%	11/15/25	13,665	14,183
	Embraer Netherlands BV	5.050%	6/15/25	5,880	5,805
7	Embraer Overseas Ltd.	5.696%	9/16/23	7,025	7,377
	Embraer SA	5.150%	6/15/22	8,000	8,372
	Flowserve Corp.	3.500%	9/15/22	5,000	5,011
	General Electric Capital Corp.	6.000%	8/7/19	3,694	4,240
	General Electric Capital Corp.	5.500%	1/8/20	45,585	51,970
	General Electric Capital Corp.	2.200%	1/9/20	1,768	1,814
	General Electric Capital Corp.	5.550%	5/4/20	614	706
	General Electric Capital Corp.	4.375%	9/16/20	7,120	7,916
	General Electric Capital Corp.	4.625%	1/7/21	47,148	53,330
	General Electric Capital Corp.	5.300%	2/11/21	6,871	7,926
	General Electric Capital Corp.	4.650%	10/17/21	22,613	25,700
	General Electric Capital Corp.	3.150%	9/7/22	13,160	13,972
	General Electric Capital Corp.	3.100%	1/9/23	45,662	48,417
	General Electric Capital Corp.	3.450%	5/15/24	10,854	11,710
	General Electric Capital Corp.	6.750%	3/15/32	22,815	31,676
	General Electric Capital Corp.	6.150%	8/7/37	3,436	4,661
	Harris Corp.	2.700%	4/27/20	2,680	2,691
11	Honeywell International Inc.	1.300%	2/22/23	4,900	5,754
11	Honeywell International Inc.	2.250%	2/22/28	10,900	13,128
	Illinois Tool Works Inc.	3.500%	3/1/24	8,562	9,271
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	5,000	5,176
	John Deere Capital Corp.	3.900%	7/12/21	10,000	10,924
	John Deere Capital Corp.	2.750%	3/15/22	36,330	37,493
	John Deere Capital Corp.	2.800%	1/27/23	28,894	29,560

	John Deere Capital Corp.	2.800%	3/6/23	42,281	43,271
	L-3 Communications Corp.	5.200%	10/15/19	8,500	9,208
	L-3 Communications Corp.	4.750%	7/15/20	4,000	4,268
	L-3 Communications Corp.	3.950%	5/28/24	684	693
11	Mohawk Industries Inc.	2.000%	1/14/22	3,313	3,882
	Owens Corning	6.500%	12/1/16	121	124
	Owens Corning	9.000%	6/15/19	195	224
	Parker Hannifin Corp.	3.500%	9/15/22	4,885	5,248
	Parker-Hannifin Corp.	3.300%	11/21/24	10,615	11,251
	Precision Castparts Corp.	2.500%	1/15/23	45,952	46,701
	Raytheon Co.	2.500%	12/15/22	30,000	30,716
	Raytheon Co.	3.150%	12/15/24	7,195	7,586
	Raytheon Co.	7.000%	11/1/28	9,548	13,325
	Rockwell Collins Inc.	3.700%	12/15/23	2,300	2,469
	Roper Technologies Inc.	6.250%	9/1/19	2,700	3,037
	Roper Technologies Inc.	3.125%	11/15/22	3,000	3,033
7	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	6,690	6,990
7	Siemens Financieringsmaatschappij NV	3.250%	5/27/25	20,655	21,739
	Textron Inc.	3.875%	3/1/25	7,000	7,146
	United Rentals North America Inc.	4.625%	7/15/23	8,685	8,642
	United Rentals North America Inc.	5.875%	9/15/26	4,670	4,670
	United Technologies Corp.	3.100%	6/1/22	14,000	14,799
11	United Technologies Corp.	1.250%	5/22/23	2,175	2,542
	Xylem Inc.	4.875%	10/1/21	3,000	3,231
11	Xylem Inc.	2.250%	3/11/23	4,319	5,160

	Communication (3.7%)
	21st Century Fox America Inc.	6.900%	3/1/19	7,000	7,993
	21st Century Fox America Inc.	3.000%	9/15/22	6,000	6,228
	21st Century Fox America Inc.	3.700%	9/15/24	9,000	9,651
	21st Century Fox America Inc.	3.700%	10/15/25	5,000	5,360
	America Movil SAB de CV	5.000%	10/16/19	12,000	13,189
	America Movil SAB de CV	5.000%	3/30/20	15,000	16,579
	America Movil SAB de CV	3.125%	7/16/22	54,350	55,708
	American Tower Corp.	4.500%	1/15/18	10,000	10,454
	American Tower Corp.	3.450%	9/15/21	15,565	16,093
	American Tower Corp.	3.500%	1/31/23	5,000	5,097
	American Tower Corp.	4.000%	6/1/25	6,000	6,276
	American Tower Corp.	4.400%	2/15/26	15,000	16,139
	AT&T Inc.	5.800%	2/15/19	12,000	13,329
	AT&T Inc.	2.450%	6/30/20	6,000	6,087
	AT&T Inc.	4.600%	2/15/21	9,375	10,273
	AT&T Inc.	5.000%	3/1/21	10,637	11,883
	AT&T Inc.	4.450%	5/15/21	7,500	8,231
	AT&T Inc.	3.875%	8/15/21	7,329	7,853
	AT&T Inc.	3.000%	2/15/22	7,396	7,552
	AT&T Inc.	3.800%	3/15/22	6,800	7,194
	AT&T Inc.	3.000%	6/30/22	16,000	16,249
	AT&T Inc.	4.450%	4/1/24	11,568	12,532
	AT&T Inc.	3.950%	1/15/25	5,000	5,245
	AT&T Inc.	3.400%	5/15/25	12,000	12,200
	British Telecommunications plc	2.350%	2/14/19	6,000	6,134
	CC Holdings GS V LLC / Crown Castle GS III
	Corp.	3.849%	4/15/23	8,459	8,908
7	CCO Safari II LLC	4.908%	7/23/25	20,000	21,554
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	9,966	14,093
	Comcast Corp.	3.125%	7/15/22	20,126	21,301

Comcast Corp.	3.600%	3/1/24	45,000	48,776
Comcast Corp.	3.375%	2/15/25	16,000	17,037
Comcast Corp.	3.375%	8/15/25	24,000	25,593
Comcast Corp.	3.150%	3/1/26	31,000	32,343
Crown Castle International Corp.	4.450%	2/15/26	15,000	16,087
Crown Castle International Corp.	3.700%	6/15/26	7,000	7,079
Grupo Televisa SAB	4.625%	1/30/26	5,000	5,276
Moody's Corp.	4.500%	9/1/22	16,700	18,466
NBCUniversal Media LLC	5.150%	4/30/20	5,560	6,323
NBCUniversal Media LLC	4.375%	4/1/21	28,710	32,076
NBCUniversal Media LLC	2.875%	1/15/23	20,000	20,740
Omnicom Group Inc.	4.450%	8/15/20	10,427	11,433
Omnicom Group Inc.	3.650%	11/1/24	6,000	6,338
Omnicom Group Inc.	3.600%	4/15/26	10,000	10,402
Orange SA	2.750%	2/6/19	3,584	3,692
Orange SA	4.125%	9/14/21	6,400	7,008
Qwest Corp.	6.750%	12/1/21	12,628	13,664
8 Telstra Corp. Ltd.	4.000%	9/16/22	28,090	21,930
Thomson Reuters Corp.	4.300%	11/23/23	6,000	6,450
Time Warner Cable Inc.	8.250%	4/1/19	4,500	5,283
Time Warner Entertainment Co. LP	8.375%	3/15/23	4,000	5,210
Time Warner Inc.	4.000%	1/15/22	5,000	5,332
Verizon Communications Inc.	4.500%	9/15/20	17,000	18,780
Verizon Communications Inc.	3.450%	3/15/21	27,000	28,686
Verizon Communications Inc.	4.600%	4/1/21	18,000	20,139
Verizon Communications Inc.	3.000%	11/1/21	7,000	7,247
Verizon Communications Inc.	3.500%	11/1/21	15,971	17,012
Verizon Communications Inc.	2.450%	11/1/22	21,347	21,280
Verizon Communications Inc.	5.150%	9/15/23	38,000	43,669
Verizon Communications Inc.	4.150%	3/15/24	12,000	12,990
Verizon Communications Inc.	3.500%	11/1/24	8,000	8,337
Vodafone Group plc	1.500%	2/19/18	3,750	3,752
Vodafone Group plc	4.375%	3/16/21	4,500	4,910
Vodafone Group plc	2.950%	2/19/23	9,654	9,656
Walt Disney Co.	3.150%	9/17/25	14,250	15,245
Walt Disney Co.	3.000%	2/13/26	23,300	24,602
WPP Finance 2010	4.750%	11/21/21	5,000	5,515

Consumer Cyclical (5.5%)
Alibaba Group Holding Ltd.	2.500%	11/28/19	5,130	5,114
Alibaba Group Holding Ltd.	3.125%	11/28/21	30,375	30,858
Alibaba Group Holding Ltd.	3.600%	11/28/24	22,923	23,216
American Honda Finance Corp.	2.450%	9/24/20	5,380	5,545
Automatic Data Processing Inc.	2.250%	9/15/20	3,305	3,412
Automatic Data Processing Inc.	3.375%	9/15/25	14,470	15,551
AutoNation Inc.	3.350%	1/15/21	1,905	1,931
AutoNation Inc.	4.500%	10/1/25	7,000	7,257
AutoZone Inc.	3.700%	4/15/22	5,915	6,244
AutoZone Inc.	2.875%	1/15/23	3,500	3,458
AutoZone Inc.	3.125%	4/21/26	4,750	4,790
Block Financial LLC	4.125%	10/1/20	5,000	5,111
Block Financial LLC	5.250%	10/1/25	2,000	2,047
7 BMW US Capital LLC	2.000%	4/11/21	13,685	13,733
7 BMW US Capital LLC	2.800%	4/11/26	14,190	14,417
Brinker International Inc.	3.875%	5/15/23	1,500	1,473
Costco Wholesale Corp.	2.250%	2/15/22	6,880	6,988
Cummins Inc.	3.650%	10/1/23	7,500	7,993

CVS Health Corp.	2.800%	7/20/20	50,170	52,082
CVS Health Corp.	2.750%	12/1/22	26,156	26,703
CVS Health Corp.	3.875%	7/20/25	15,000	16,179
Delphi Corp.	4.150%	3/15/24	5,000	5,247
Dollar General Corp.	3.250%	4/15/23	4,500	4,540
eBay Inc.	2.875%	8/1/21	5,585	5,703
Expedia Inc.	4.500%	8/15/24	7,000	7,118
Ford Motor Credit Co. LLC	8.125%	1/15/20	5,500	6,581
Ford Motor Credit Co. LLC	3.157%	8/4/20	5,350	5,505
Ford Motor Credit Co. LLC	3.200%	1/15/21	10,000	10,302
Ford Motor Credit Co. LLC	5.750%	2/1/21	9,545	10,881
Ford Motor Credit Co. LLC	5.875%	8/2/21	18,000	20,774
Ford Motor Credit Co. LLC	3.219%	1/9/22	5,000	5,156
Ford Motor Credit Co. LLC	3.664%	9/8/24	7,000	7,171
Ford Motor Credit Co. LLC	4.134%	8/4/25	6,000	6,354
Ford Motor Credit Co. LLC	4.389%	1/8/26	16,869	18,225
General Motors Co.	4.875%	10/2/23	6,000	6,413
General Motors Financial Co. Inc.	3.500%	7/10/19	8,655	8,936
General Motors Financial Co. Inc.	3.700%	11/24/20	6,000	6,210
General Motors Financial Co. Inc.	4.375%	9/25/21	20,000	21,075
General Motors Financial Co. Inc.	3.450%	4/10/22	5,000	5,025
General Motors Financial Co. Inc.	4.250%	5/15/23	10,000	10,287
General Motors Financial Co. Inc.	4.000%	1/15/25	13,068	13,166
General Motors Financial Co. Inc.	4.300%	7/13/25	3,000	3,086
General Motors Financial Co. Inc.	5.250%	3/1/26	10,941	11,967
7 Harley-Davidson Financial Services Inc.	2.150%	2/26/20	3,945	3,966
7 Harley-Davidson Funding Corp.	6.800%	6/15/18	12,380	13,678
Harley-Davidson Inc.	3.500%	7/28/25	12,000	12,553
Harman International Industries Inc.	4.150%	5/15/25	10,000	10,169
Home Depot Inc.	4.400%	4/1/21	6,895	7,746
Home Depot Inc.	2.625%	6/1/22	12,960	13,418
Home Depot Inc.	2.700%	4/1/23	17,254	17,875
Home Depot Inc.	3.750%	2/15/24	10,000	11,075
Home Depot Inc.	3.350%	9/15/25	9,990	10,785
Home Depot Inc.	3.000%	4/1/26	14,000	14,627
Kohl's Corp.	3.250%	2/1/23	5,970	5,872
Kohl's Corp.	4.250%	7/17/25	3,000	2,958
Lowe's Cos. Inc.	3.750%	4/15/21	24,150	26,221
Lowe's Cos. Inc.	3.800%	11/15/21	8,556	9,366
Lowe's Cos. Inc.	3.120%	4/15/22	20,501	21,742
Lowe's Cos. Inc.	3.875%	9/15/23	22,795	25,171
Lowe's Cos. Inc.	3.125%	9/15/24	3,505	3,703
Lowe's Cos. Inc.	3.375%	9/15/25	21,130	22,635
Lowe's Cos. Inc.	2.500%	4/15/26	30,380	30,046
Macy's Retail Holdings Inc.	3.450%	1/15/21	6,000	6,169
Macy's Retail Holdings Inc.	2.875%	2/15/23	7,500	7,142
Marriott International Inc.	3.000%	3/1/19	2,500	2,563
Marriott International Inc.	3.250%	9/15/22	3,500	3,554
MasterCard Inc.	2.000%	4/1/19	1,250	1,277
MasterCard Inc.	3.375%	4/1/24	16,000	17,158
McDonald's Corp.	3.625%	5/20/21	4,500	4,844
McDonald's Corp.	2.625%	1/15/22	9,000	9,286
McDonald's Corp.	3.700%	1/30/26	15,000	16,016
7 Nissan Motor Acceptance Corp.	2.550%	3/8/21	13,785	14,016
NVR Inc.	3.950%	9/15/22	10,000	10,237
O'Reilly Automotive Inc.	3.800%	9/1/22	4,000	4,234
O'Reilly Automotive Inc.	3.550%	3/15/26	7,500	7,800

	PACCAR Financial Corp.	1.750%	8/14/18	1,320	1,328
11	Priceline Group Inc.	2.375%	9/23/24	2,145	2,515
11	Priceline Group Inc.	1.800%	3/3/27	15,700	16,761
	QVC Inc.	3.125%	4/1/19	2,000	2,026
	QVC Inc.	4.850%	4/1/24	5,000	5,047
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	1,600	1,655
	Starbucks Corp.	2.700%	6/15/22	9,745	10,167
	Starbucks Corp.	3.850%	10/1/23	12,000	13,272
	Target Corp.	2.900%	1/15/22	17,077	18,010
	Target Corp.	3.500%	7/1/24	6,985	7,645
	Target Corp.	2.500%	4/15/26	23,000	22,987
	TJX Cos. Inc.	6.950%	4/15/19	15,663	18,202
	TJX Cos. Inc.	2.750%	6/15/21	7,310	7,632
	TJX Cos. Inc.	2.500%	5/15/23	16,900	16,980
	Toyota Motor Credit Corp.	4.500%	6/17/20	9,000	9,982
	Toyota Motor Credit Corp.	4.250%	1/11/21	5,155	5,702
	Toyota Motor Credit Corp.	2.750%	5/17/21	8,625	8,987
	Toyota Motor Credit Corp.	3.400%	9/15/21	24,460	26,254
	Toyota Motor Credit Corp.	3.300%	1/12/22	7,375	7,903
	VF Corp.	3.500%	9/1/21	5,505	5,848
	Visa Inc.	2.200%	12/14/20	10,000	10,263
	Visa Inc.	2.800%	12/14/22	25,000	26,019
	Visa Inc.	3.150%	12/14/25	149,495	156,624
10	Volkswagen Financial Services NV	2.375%	11/13/18	1,368	2,019
7	Volkswagen Group of America Finance LLC	1.250%	5/23/17	10,970	10,937
7	Volkswagen Group of America Finance LLC	1.600%	11/20/17	2,395	2,388
7	Volkswagen Group of America Finance LLC	1.650%	5/22/18	1,335	1,323
7	Volkswagen Group of America Finance LLC	2.125%	5/23/19	2,710	2,689
	Wal-Mart Stores Inc.	3.250%	10/25/20	21,195	22,886
	Wal-Mart Stores Inc.	4.250%	4/15/21	13,619	15,314
	Wal-Mart Stores Inc.	2.550%	4/11/23	77,171	79,875
	Wal-Mart Stores Inc.	3.300%	4/22/24	17,930	19,410
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	10,000	10,390
7	Wesfarmers Ltd.	1.874%	3/20/18	6,000	6,015
	Wyndham Worldwide Corp.	4.250%	3/1/22	4,000	4,197
	Wyndham Worldwide Corp.	3.900%	3/1/23	2,000	2,015

	Consumer Noncyclical (10.7%)
	Abbott Laboratories	2.550%	3/15/22	9,000	9,008
	Abbott Laboratories	2.950%	3/15/25	10,000	9,834
	AbbVie Inc.	2.900%	11/6/22	10,000	10,208
	AbbVie Inc.	3.600%	5/14/25	30,800	32,311
	Actavis Funding SCS	3.450%	3/15/22	21,500	22,021
	Actavis Funding SCS	3.850%	6/15/24	20,000	20,696
	Actavis Funding SCS	3.800%	3/15/25	29,536	30,398
	Actavis Inc.	3.250%	10/1/22	43,542	44,068
	Agilent Technologies Inc.	5.000%	7/15/20	2,000	2,195
	Agilent Technologies Inc.	3.200%	10/1/22	10,000	10,195
	Agilent Technologies Inc.	3.875%	7/15/23	7,500	7,786
	Allergan Inc.	2.800%	3/15/23	5,000	4,976
	Altria Group Inc.	9.250%	8/6/19	8,014	9,959
	Altria Group Inc.	2.850%	8/9/22	80,149	83,256
	Altria Group Inc.	4.000%	1/31/24	11,999	13,296
	Altria Group Inc.	5.375%	1/31/44	13,000	16,100
	AmerisourceBergen Corp.	4.875%	11/15/19	6,270	6,876
	AmerisourceBergen Corp.	3.400%	5/15/24	8,000	8,246
	AmerisourceBergen Corp.	3.250%	3/1/25	18,000	18,521

	Amgen Inc.	3.625%	5/15/22	12,000	12,848
	Amgen Inc.	3.625%	5/22/24	9,000	9,608
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	80	86
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,145	3,440
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	15,000	15,390
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	12,382	12,457
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	51,800	54,433
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,500	9,098
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	138,250	145,474
11	Anheuser-Busch InBev SA/NV	3.250%	1/24/33	600	816
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	5,570	6,486
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,514	10,058
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	7,210	8,140
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	12,286	13,678
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	36,346	36,670
	AstraZeneca plc	3.375%	11/16/25	30,000	31,240
7	Baxalta Inc.	3.600%	6/23/22	7,000	7,182
7	Baxalta Inc.	4.000%	6/23/25	10,000	10,280
	Baxter International Inc.	4.250%	3/15/20	1,747	1,875
7	Bayer US Finance LLC	3.000%	10/8/21	18,020	18,880
7	Bayer US Finance LLC	3.375%	10/8/24	14,000	14,842
	Becton Dickinson & Co.	5.000%	5/15/19	4,700	5,096
	Becton Dickinson & Co.	3.250%	11/12/20	7,000	7,287
	Biogen Inc.	3.625%	9/15/22	5,000	5,297
	Biogen Inc.	4.050%	9/15/25	30,000	32,259
	Boston Scientific Corp.	6.000%	1/15/20	6,500	7,355
	Boston Scientific Corp.	4.125%	10/1/23	2,000	2,145
	Boston Scientific Corp.	3.850%	5/15/25	6,500	6,805
	Cardinal Health Inc.	3.500%	11/15/24	7,000	7,339
7	Cargill Inc.	4.307%	5/14/21	9,843	10,770
7	Cargill Inc.	3.250%	11/15/21	10,515	10,969
7	Cargill Inc.	3.300%	3/1/22	10,000	10,452
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,500	1,518
	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	2,000	2,169
	Celgene Corp.	3.250%	8/15/22	12,000	12,369
	Celgene Corp.	3.875%	8/15/25	22,006	23,106
	Clorox Co.	3.800%	11/15/21	5,000	5,331
	Clorox Co.	3.050%	9/15/22	1,400	1,443
	Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	15,000	15,842
	Coca-Cola Co.	3.300%	9/1/21	10,245	11,065
	Coca-Cola Co.	3.200%	11/1/23	28,420	30,666
	Coca-Cola Co.	2.875%	10/27/25	22,000	22,927
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	3,095	3,152
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,414
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,500	13,066
	Colgate-Palmolive Co.	2.100%	5/1/23	7,000	7,047
	ConAgra Foods Inc.	7.000%	4/15/19	501	564
	ConAgra Foods Inc.	3.250%	9/15/22	8,450	8,699
	ConAgra Foods Inc.	3.200%	1/25/23	21,872	22,101
	Constellation Brands Inc.	3.750%	5/1/21	4,250	4,393
	Constellation Brands Inc.	4.750%	11/15/24	5,000	5,312
	Constellation Brands Inc.	4.750%	12/1/25	1,355	1,436
	Covidien International Finance SA	4.200%	6/15/20	7,735	8,508
	Covidien International Finance SA	3.200%	6/15/22	13,500	14,295
	Diageo Capital plc	4.828%	7/15/20	5,689	6,413
	Diageo Capital plc	2.625%	4/29/23	10,300	10,477
	Diageo Investment Corp.	2.875%	5/11/22	11,000	11,482

	Dignity Health California GO	3.812%	11/1/24	1,000	1,052
	Dr Pepper Snapple Group Inc.	3.400%	11/15/25	5,000	5,192
	Estee Lauder Cos. Inc.	2.350%	8/15/22	5,000	5,058
	Express Scripts Holding Co.	7.250%	6/15/19	3,000	3,461
	Express Scripts Holding Co.	4.750%	11/15/21	7,625	8,377
	Express Scripts Holding Co.	4.500%	2/25/26	28,000	30,003
	Genzyme Corp.	5.000%	6/15/20	8,349	9,414
	Gilead Sciences Inc.	3.250%	9/1/22	20,420	21,616
	Gilead Sciences Inc.	3.700%	4/1/24	97,435	105,078
	Gilead Sciences Inc.	3.500%	2/1/25	100,137	106,366
	Gilead Sciences Inc.	3.650%	3/1/26	20,380	21,721
	GlaxoSmithKline Capital plc	2.850%	5/8/22	26,050	27,260
7	Grupo Bimbo SAB de CV	3.875%	6/27/24	12,000	12,234
	Hershey Co.	4.125%	12/1/20	4,125	4,601
	Hershey Co.	2.625%	5/1/23	8,850	9,101
	Hormel Foods Corp.	4.125%	4/15/21	625	688
	JM Smucker Co.	2.500%	3/15/20	1,575	1,610
	JM Smucker Co.	3.000%	3/15/22	2,000	2,068
	JM Smucker Co.	3.500%	3/15/25	5,000	5,246
	Johnson & Johnson	2.450%	3/1/26	40,000	40,152
	Kellogg Co.	3.250%	4/1/26	3,000	3,075
	Kimberly-Clark Corp.	7.500%	11/1/18	10,000	11,538
	Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,591
	Kimberly-Clark Corp.	2.650%	3/1/25	18,729	19,180
	Kimberly-Clark Corp.	3.050%	8/15/25	8,000	8,385
	Kimberly-Clark Corp.	2.750%	2/15/26	23,000	23,564
	Koninklijke Philips NV	3.750%	3/15/22	5,000	5,349
	Kraft Foods Group Inc.	6.125%	8/23/18	6,000	6,612
	Kroger Co.	2.200%	1/15/17	1,205	1,215
	Kroger Co.	3.300%	1/15/21	5,500	5,818
	Kroger Co.	2.950%	11/1/21	3,000	3,141
	Kroger Co.	3.400%	4/15/22	3,000	3,172
	Kroger Co.	3.500%	2/1/26	15,000	15,802
	Laboratory Corp. of America Holdings	3.600%	2/1/25	2,000	2,040
	McCormick & Co. Inc.	3.500%	9/1/23	2,398	2,540
	McCormick & Co. Inc.	3.250%	11/15/25	13,955	14,565
	McKesson Corp.	7.500%	2/15/19	6,100	6,999
	McKesson Corp.	2.850%	3/15/23	5,000	5,026
	Mead Johnson Nutrition Co.	4.125%	11/15/25	26,000	27,816
	Medtronic Inc.	2.500%	3/15/20	17,700	18,285
	Medtronic Inc.	3.125%	3/15/22	7,000	7,401
	Medtronic Inc.	3.150%	3/15/22	41,853	44,564
	Medtronic Inc.	3.625%	3/15/24	10,000	10,816
	Medtronic Inc.	3.500%	3/15/25	103,640	111,012
	Merck & Co. Inc.	2.350%	2/10/22	3,804	3,880
	Merck & Co. Inc.	2.400%	9/15/22	23,080	23,572
	Merck & Co. Inc.	2.800%	5/18/23	37,254	38,961
	Merck & Co. Inc.	2.750%	2/10/25	24,960	25,674
	Mondelez International Inc.	2.250%	2/1/19	5,000	5,089
11	Mondelez International Inc.	1.000%	3/7/22	2,970	3,424
	Mondelez International Inc.	4.000%	2/1/24	14,500	15,739
11	Mondelez International Inc.	1.625%	3/8/27	2,400	2,696
11	Mondelez International Inc.	2.375%	3/6/35	5,000	5,584
	Newell Brands Inc.	4.200%	4/1/26	22,000	23,230
	Newell Brands Inc.	5.375%	4/1/36	6,000	6,560
	Newell Brands Inc.	5.500%	4/1/46	3,000	3,336
	Novartis Capital Corp.	4.400%	4/24/20	5,000	5,554

Novartis Capital Corp.	2.400%	9/21/22	29,555	30,429
Novartis Capital Corp.	3.400%	5/6/24	17,000	18,300
Novartis Capital Corp.	3.000%	11/20/25	15,000	15,742
PepsiCo Inc.	4.500%	1/15/20	13,800	15,339
PepsiCo Inc.	3.000%	8/25/21	17,990	19,115
PepsiCo Inc.	2.750%	3/5/22	13,860	14,522
PepsiCo Inc.	3.100%	7/17/22	21,550	22,933
PepsiCo Inc.	2.750%	3/1/23	9,000	9,390
PepsiCo Inc.	3.600%	3/1/24	43,040	47,134
PepsiCo Inc.	2.750%	4/30/25	28,130	28,931
PepsiCo Inc.	2.850%	2/24/26	16,000	16,433
PepsiCo Inc.	4.450%	4/14/46	4,000	4,462
PerkinElmer Inc.	5.000%	11/15/21	8,000	8,848
7 Pernod Ricard SA	4.250%	7/15/22	5,000	5,375
Perrigo Finance plc	3.900%	12/15/24	10,000	10,141
Pfizer Inc.	3.000%	6/15/23	10,000	10,520
Pfizer Inc.	5.800%	8/12/23	14,000	17,058
Pfizer Inc.	3.400%	5/15/24	11,737	12,691
Philip Morris International Inc.	2.900%	11/15/21	6,000	6,304
Philip Morris International Inc.	2.500%	8/22/22	8,425	8,611
Philip Morris International Inc.	2.625%	3/6/23	9,666	9,860
Philip Morris International Inc.	3.600%	11/15/23	5,000	5,427
Philip Morris International Inc.	3.250%	11/10/24	22,950	24,561
Philip Morris International Inc.	3.375%	8/11/25	10,000	10,714
Philip Morris International Inc.	2.750%	2/25/26	3,245	3,279
Quest Diagnostics Inc.	4.750%	1/30/20	1,000	1,086
Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,365
Quest Diagnostics Inc.	4.250%	4/1/24	2,000	2,136
Reynolds American Inc.	6.875%	5/1/20	8,304	9,799
Reynolds American Inc.	4.000%	6/12/22	5,000	5,433
Reynolds American Inc.	4.450%	6/12/25	25,000	27,709
7 Roche Holdings Inc.	2.875%	9/29/21	21,521	22,600
7 Roche Holdings Inc.	3.350%	9/30/24	10,093	10,782
7 Roche Holdings Inc.	3.000%	11/10/25	5,801	6,052
St. Jude Medical Inc.	3.250%	4/15/23	9,138	9,323
St. Jude Medical Inc.	3.875%	9/15/25	19,000	20,068
Stryker Corp.	4.375%	1/15/20	4,000	4,323
Stryker Corp.	3.375%	5/15/24	5,000	5,225
Stryker Corp.	3.375%	11/1/25	10,000	10,403
Stryker Corp.	3.500%	3/15/26	10,000	10,497
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	7,521	7,536
Thermo Fisher Scientific Inc.	4.500%	3/1/21	4,100	4,426
Thermo Fisher Scientific Inc.	3.000%	4/15/23	10,000	10,147
Thermo Fisher Scientific Inc.	3.650%	12/15/25	10,000	10,223
Tyson Foods Inc.	4.500%	6/15/22	12,470	13,830
Tyson Foods Inc.	3.950%	8/15/24	23,150	24,916
Unilever Capital Corp.	4.800%	2/15/19	1,920	2,104
Unilever Capital Corp.	3.100%	7/30/25	7,725	8,299
7 Whole Foods Market Inc.	5.200%	12/3/25	21,000	22,106
Wyeth LLC	6.450%	2/1/24	4,752	6,040
Zoetis Inc.	3.250%	2/1/23	5,000	5,034
Zoetis Inc.	4.500%	11/13/25	7,000	7,547

Energy (6.9%)
Anadarko Petroleum Corp.	3.450%	7/15/24	15,000	14,200
Anadarko Petroleum Corp.	5.550%	3/15/26	10,000	10,716
Apache Corp.	3.250%	4/15/22	8,000	8,028

BP Capital Markets plc	4.750%	3/10/19	8,350	9,043
BP Capital Markets plc	2.521%	1/15/20	5,000	5,116
BP Capital Markets plc	4.500%	10/1/20	20,500	22,629
BP Capital Markets plc	4.742%	3/11/21	8,748	9,793
BP Capital Markets plc	3.561%	11/1/21	31,470	33,564
BP Capital Markets plc	3.062%	3/17/22	15,970	16,443
BP Capital Markets plc	3.245%	5/6/22	35,000	36,060
BP Capital Markets plc	2.500%	11/6/22	21,352	21,269
BP Capital Markets plc	2.750%	5/10/23	37,560	37,403
BP Capital Markets plc	3.994%	9/26/23	5,000	5,370
BP Capital Markets plc	3.814%	2/10/24	45,410	48,191
BP Capital Markets plc	3.535%	11/4/24	18,970	19,703
BP Capital Markets plc	3.506%	3/17/25	20,000	20,931
BP Capital Markets plc	3.119%	5/4/26	10,500	10,565
Chevron Corp.	4.950%	3/3/19	3,347	3,672
Chevron Corp.	2.193%	11/15/19	2,000	2,046
Chevron Corp.	1.961%	3/3/20	9,220	9,331
Chevron Corp.	2.411%	3/3/22	21,340	21,615
Chevron Corp.	2.355%	12/5/22	52,115	52,339
Chevron Corp.	3.191%	6/24/23	33,933	35,511
Chevron Corp.	3.326%	11/17/25	25,000	26,489
ConocoPhillips	6.000%	1/15/20	5,000	5,644
ConocoPhillips Co.	4.200%	3/15/21	3,250	3,473
ConocoPhillips Co.	2.875%	11/15/21	12,000	12,086
ConocoPhillips Co.	2.400%	12/15/22	10,000	9,704
ConocoPhillips Co.	3.350%	11/15/24	23,184	23,207
ConocoPhillips Co.	3.350%	5/15/25	7,253	7,188
ConocoPhillips Co.	4.950%	3/15/26	52,000	57,436
Devon Energy Corp.	6.300%	1/15/19	5,000	5,250
Devon Energy Corp.	5.850%	12/15/25	16,800	17,635
Dominion Gas Holdings LLC	3.600%	12/15/24	25,000	25,773
Enbridge Energy Partners LP	6.500%	4/15/18	1,750	1,846
Enbridge Energy Partners LP	5.200%	3/15/20	2,500	2,578
Enbridge Energy Partners LP	4.200%	9/15/21	6,150	6,022
4 Enbridge Energy Partners LP	8.050%	10/1/77	1,110	785
Energy Transfer Partners LP	9.700%	3/15/19	4,432	5,010
Energy Transfer Partners LP	9.000%	4/15/19	2,334	2,602
Energy Transfer Partners LP	4.650%	6/1/21	7,850	7,813
Energy Transfer Partners LP	5.200%	2/1/22	28,908	29,185
Energy Transfer Partners LP	3.600%	2/1/23	11,439	10,466
Energy Transfer Partners LP	4.900%	2/1/24	3,042	2,905
Energy Transfer Partners LP	4.050%	3/15/25	1,000	931
Enterprise Products Operating LLC	5.200%	9/1/20	2,174	2,388
Enterprise Products Operating LLC	4.050%	2/15/22	5,000	5,255
Enterprise Products Operating LLC	3.350%	3/15/23	10,500	10,676
Enterprise Products Operating LLC	3.900%	2/15/24	5,000	5,199
Enterprise Products Operating LLC	3.750%	2/15/25	15,923	16,420
4 Enterprise Products Operating LLC	8.375%	8/1/66	1,500	1,245
EOG Resources Inc.	2.450%	4/1/20	5,950	5,975
EOG Resources Inc.	2.625%	3/15/23	18,885	18,441
EOG Resources Inc.	3.150%	4/1/25	8,630	8,599
EQT Corp.	8.125%	6/1/19	5,500	6,031
EQT Corp.	4.875%	11/15/21	4,000	4,051
Exxon Mobil Corp.	2.397%	3/6/22	8,825	9,000
Exxon Mobil Corp.	2.726%	3/1/23	25,850	26,445
Exxon Mobil Corp.	2.709%	3/6/25	11,250	11,475
Exxon Mobil Corp.	3.043%	3/1/26	45,000	46,535

Exxon Mobil Corp.	4.114%	3/1/46	1,395	1,488
Halliburton Co.	6.150%	9/15/19	4,631	5,209
Halliburton Co.	3.250%	11/15/21	10,800	11,148
Halliburton Co.	3.375%	11/15/22	10,000	10,183
Halliburton Co.	3.500%	8/1/23	5,000	5,101
Halliburton Co.	3.800%	11/15/25	40,500	41,688
Hess Corp.	8.125%	2/15/19	5,075	5,698
Kinder Morgan Energy Partners LP	2.650%	2/1/19	2,100	2,079
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	6,158
Kinder Morgan Energy Partners LP	6.850%	2/15/20	8,227	9,077
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,338
Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,240	1,228
Kinder Morgan Energy Partners LP	3.950%	9/1/22	2,000	1,993
Kinder Morgan Energy Partners LP	3.450%	2/15/23	5,000	4,728
Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,000	4,864
Kinder Morgan Inc.	3.050%	12/1/19	1,800	1,796
Magellan Midstream Partners LP	5.000%	3/1/26	7,000	7,722
Marathon Oil Corp.	3.850%	6/1/25	7,800	6,942
7 MPLX LP	4.500%	7/15/23	3,000	2,902
MPLX LP	4.000%	2/15/25	6,012	5,291
National Oilwell Varco Inc.	2.600%	12/1/22	14,000	12,460
Noble Energy Inc.	8.250%	3/1/19	6,000	6,692
Noble Energy Inc.	3.900%	11/15/24	5,592	5,522
Occidental Petroleum Corp.	4.100%	2/1/21	10,032	10,883
Occidental Petroleum Corp.	3.125%	2/15/22	19,080	19,790
Occidental Petroleum Corp.	2.600%	4/15/22	10,165	10,269
Occidental Petroleum Corp.	2.700%	2/15/23	22,604	22,748
Occidental Petroleum Corp.	3.500%	6/15/25	21,175	22,210
Occidental Petroleum Corp.	3.400%	4/15/26	22,815	23,602
ONEOK Partners LP	5.000%	9/15/23	8,805	8,860
Phillips 66	4.300%	4/1/22	9,000	9,774
Pioneer Natural Resources Co.	3.950%	7/15/22	3,000	3,108
Pioneer Natural Resources Co.	4.450%	1/15/26	3,000	3,170
Plains All American Pipeline LP / PAA Finance
Corp.	3.650%	6/1/22	14,970	14,182
Plains All American Pipeline LP / PAA Finance
Corp.	2.850%	1/31/23	1,902	1,691
Plains All American Pipeline LP / PAA Finance
Corp.	3.600%	11/1/24	9,542	8,568
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.875%	3/1/22	6,025	6,130
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.000%	10/1/22	8,440	8,261
7 Schlumberger Holdings Corp.	3.625%	12/21/22	21,150	22,035
7 Schlumberger Holdings Corp.	4.000%	12/21/25	16,801	17,869
7 Schlumberger Investment SA	3.300%	9/14/21	20,900	21,793
Schlumberger Investment SA	3.650%	12/1/23	32,500	34,428
Shell International Finance BV	4.300%	9/22/19	16,000	17,355
Shell International Finance BV	4.375%	3/25/20	14,035	15,302
Shell International Finance BV	2.375%	8/21/22	29,609	29,658
Shell International Finance BV	2.250%	1/6/23	10,500	10,367
Shell International Finance BV	3.400%	8/12/23	5,000	5,238
Shell International Finance BV	3.250%	5/11/25	38,000	39,274
Spectra Energy Partners LP	4.600%	6/15/21	2,900	3,098
Spectra Energy Partners LP	4.750%	3/15/24	14,215	15,370
Spectra Energy Partners LP	3.500%	3/15/25	5,000	4,941
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	15,065	15,476

	Total Capital Canada Ltd.	2.750%	7/15/23	19,420	19,640
	Total Capital International SA	2.750%	6/19/21	7,000	7,236
8	Total Capital International SA	4.250%	11/26/21	9,816	7,696
	Total Capital International SA	2.875%	2/17/22	31,378	32,284
	Total Capital International SA	2.700%	1/25/23	23,160	23,293
	Total Capital International SA	3.700%	1/15/24	10,000	10,665
	Total Capital International SA	3.750%	4/10/24	35,000	37,540
	Total Capital SA	4.450%	6/24/20	20,212	22,242
	Total Capital SA	4.125%	1/28/21	12,525	13,701
	TransCanada PipeLines Ltd.	3.800%	10/1/20	4,292	4,563
	TransCanada PipeLines Ltd.	2.500%	8/1/22	8,025	7,765
	TransCanada PipeLines Ltd.	3.750%	10/16/23	18,315	18,629
	TransCanada PipeLines Ltd.	4.875%	1/15/26	15,000	16,277
	Valero Energy Corp.	9.375%	3/15/19	4,200	4,971
	Weatherford International Ltd.	9.625%	3/1/19	3,750	3,928
	Williams Partners LP	3.600%	3/15/22	9,000	8,100
	Williams Partners LP	3.350%	8/15/22	5,000	4,356
	Williams Partners LP	4.500%	11/15/23	6,133	5,550
	Williams Partners LP	4.000%	9/15/25	5,730	4,999
	Williams Partners LP	5.100%	9/15/45	5,000	4,050
	Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	5,000	4,575
	Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	9,000	8,145

	Other Industrial (0.5%)
	CBRE Services Inc.	4.875%	3/1/26	10,000	10,250
11	Fluor Corp.	1.750%	3/21/23	15,400	18,053
	Fluor Corp.	3.500%	12/15/24	48,470	50,460
11	Hutchison Whampoa Europe Finance 12 Ltd.	3.625%	6/6/22	3,618	4,734
7	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	20,710	23,994
7	Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	19,240	21,282
7	Hutchison Whampoa International 14 Ltd.	3.625%	10/31/24	5,000	5,203

	Technology (6.5%)
	Adobe Systems Inc.	3.250%	2/1/25	4,000	4,137
	Altera Corp.	2.500%	11/15/18	10,000	10,312
	Altera Corp.	4.100%	11/15/23	4,623	5,169
	Analog Devices Inc.	3.900%	12/15/25	23,330	25,303
	Apple Inc.	2.000%	5/6/20	9,585	9,797
	Apple Inc.	2.850%	5/6/21	37,125	38,903
	Apple Inc.	2.150%	2/9/22	19,000	19,101
	Apple Inc.	2.700%	5/13/22	26,950	27,808
8	Apple Inc.	3.700%	8/28/22	15,000	11,713
	Apple Inc.	2.850%	2/23/23	46,815	48,289
	Apple Inc.	2.400%	5/3/23	106,325	106,692
	Apple Inc.	3.450%	5/6/24	64,000	68,213
	Apple Inc.	2.500%	2/9/25	49,021	48,767
	Apple Inc.	3.200%	5/13/25	15,370	16,176
	Apple Inc.	3.250%	2/23/26	92,525	96,586
	Applied Materials Inc.	2.625%	10/1/20	4,165	4,284
	Applied Materials Inc.	4.300%	6/15/21	10,615	11,658
	Applied Materials Inc.	3.900%	10/1/25	37,122	39,917
	Autodesk Inc.	3.125%	6/15/20	3,420	3,467
	Autodesk Inc.	4.375%	6/15/25	1,465	1,515
	Baidu Inc.	3.500%	11/28/22	13,000	13,277
	CA Inc.	3.600%	8/1/20	4,015	4,126
	Cisco Systems Inc.	2.450%	6/15/20	3,247	3,372
	Cisco Systems Inc.	2.200%	2/28/21	20,000	20,419

Cisco Systems Inc.	3.500%	6/15/25	5,000	5,484
Cisco Systems Inc.	2.950%	2/28/26	29,870	31,202
Corning Inc.	4.250%	8/15/20	3,000	3,244
Fidelity National Information Services Inc.	3.625%	10/15/20	4,000	4,186
Fidelity National Information Services Inc.	4.500%	10/15/22	8,000	8,630
Fidelity National Information Services Inc.	3.500%	4/15/23	7,705	7,806
Fidelity National Information Services Inc.	3.875%	6/5/24	2,350	2,409
Fidelity National Information Services Inc.	5.000%	10/15/25	23,399	25,813
Fiserv Inc.	2.700%	6/1/20	5,350	5,487
Fiserv Inc.	3.500%	10/1/22	8,000	8,383
Fiserv Inc.	3.850%	6/1/25	3,000	3,165
7 Hewlett Packard Enterprise Co.	3.600%	10/15/20	5,000	5,179
7 Hewlett Packard Enterprise Co.	4.400%	10/15/22	10,000	10,580
7 Hewlett Packard Enterprise Co.	4.900%	10/15/25	28,500	29,555
HP Inc.	3.750%	12/1/20	804	854
HP Inc.	4.300%	6/1/21	5,000	5,274
HP Inc.	4.375%	9/15/21	4,022	4,237
Intel Corp.	2.450%	7/29/20	5,075	5,244
Intel Corp.	3.300%	10/1/21	34,900	37,398
Intel Corp.	3.100%	7/29/22	11,500	12,209
8 Intel Corp.	4.000%	12/1/22	38,670	30,270
Intel Corp.	2.700%	12/15/22	28,000	28,995
Intel Corp.	3.700%	7/29/25	62,621	68,966
International Business Machines Corp.	1.875%	8/1/22	17,000	16,812
International Business Machines Corp.	3.375%	8/1/23	31,000	33,005
International Business Machines Corp.	3.625%	2/12/24	30,000	32,444
International Business Machines Corp.	3.450%	2/19/26	30,000	31,748
KLA-Tencor Corp.	3.375%	11/1/19	1,285	1,321
KLA-Tencor Corp.	4.125%	11/1/21	3,000	3,174
KLA-Tencor Corp.	4.650%	11/1/24	5,000	5,215
Lam Research Corp.	3.800%	3/15/25	4,000	3,992
Microsoft Corp.	2.375%	2/12/22	33,070	34,142
Microsoft Corp.	2.650%	11/3/22	14,215	14,766
Microsoft Corp.	2.125%	11/15/22	9,000	9,151
Microsoft Corp.	3.625%	12/15/23	19,000	20,838
Microsoft Corp.	2.700%	2/12/25	39,250	40,344
Microsoft Corp.	3.125%	11/3/25	53,640	56,384
Motorola Solutions Inc.	3.750%	5/15/22	7,000	6,939
Oracle Corp.	3.875%	7/15/20	13,000	14,239
Oracle Corp.	2.800%	7/8/21	18,000	18,858
Oracle Corp.	2.500%	5/15/22	27,145	27,740
Oracle Corp.	2.500%	10/15/22	41,852	42,752
Oracle Corp.	3.625%	7/15/23	11,760	12,815
Oracle Corp.	3.400%	7/8/24	43,500	46,258
Oracle Corp.	2.950%	5/15/25	46,085	47,503
Pitney Bowes Inc.	4.625%	3/15/24	5,000	5,186
QUALCOMM Inc.	2.250%	5/20/20	5,985	6,134
QUALCOMM Inc.	3.000%	5/20/22	26,510	27,575
QUALCOMM Inc.	3.450%	5/20/25	14,665	15,212
Seagate HDD Cayman	4.750%	6/1/23	5,000	3,850
Seagate HDD Cayman	4.750%	1/1/25	4,500	3,285
Total System Services Inc.	4.800%	4/1/26	15,000	15,690
Tyco Electronics Group SA	4.875%	1/15/21	4,335	4,794
Tyco Electronics Group SA	3.500%	2/3/22	16,710	17,290
Tyco Electronics Group SA	3.450%	8/1/24	7,000	7,153
Tyco Electronics Group SA	3.700%	2/15/26	7,483	7,733
Verisk Analytics Inc.	4.125%	9/12/22	11,264	11,726

	Verisk Analytics Inc.	4.000%	6/15/25	8,000	8,180
	Xilinx Inc.	3.000%	3/15/21	6,000	6,247

	Transportation (2.4%)
4	American Airlines 2015-1 Class B Pass
	Through Trust	3.700%	11/1/24	4,795	4,658
4	American Airlines 2016-1 Class AA Pass
	Through Trust	3.575%	1/15/28	12,230	12,597
4	American Airlines 2016-1 Class B Pass
	Through Trust	5.250%	1/15/24	15,000	15,413
11	AP Moeller - Maersk A/S	1.500%	11/24/22	3,100	3,599
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	2,488	2,748
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,305	1,435
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,000	3,282
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	41,327	44,054
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	29,888	30,914
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	10,600	11,538
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	16,231	21,688
	Burlington Northern Santa Fe LLC	6.875%	12/1/27	14,310	19,237
	Burlington Northern Santa Fe LLC	6.750%	3/15/29	10,000	13,559
	Canadian National Railway Co.	2.950%	11/21/24	1,130	1,177
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	568	580
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	112	114
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	970	1,060
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	1,111	1,215
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	3,603	4,071
4	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	5,917	6,257
4	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	7,518	7,818
4	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	24,728	25,717
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,194	1,221
4	CSX Transportation Inc.	6.251%	1/15/23	3,086	3,560
4,12	Delta Air Lines 2002-1 Class G-1 Pass Through
	Trust	6.718%	7/2/24	5,716	6,473
4	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	12,911	14,864
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	3,304	3,725
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	5,798	6,218
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	2,941	3,132
4	Delta Air Lines 2015-1 Class A Pass Through
	Trust	3.875%	7/30/27	8,822	9,153
7	ERAC USA Finance LLC	3.850%	11/15/24	8,000	8,461
7	ERAC USA Finance LLC	3.800%	11/1/25	9,000	9,285
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	12,623	12,496
	JB Hunt Transport Services Inc.	3.300%	8/15/22	5,000	5,119

4,6,12 JetBlue Airways 2004-2 G-2 Pass Through
	Trust	1.067%	5/15/18	2,465	2,453
7	Kansas City Southern	2.350%	5/15/20	5,000	4,918
7	Kansas City Southern	3.000%	5/15/23	21,000	20,509
8	Qantas Airways Ltd.	7.500%	6/11/21	14,170	12,078
8	Qantas Airways Ltd.	7.750%	5/19/22	10,000	8,743
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	6,253	6,972
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	14,040	15,866
4	Spirit Airlines Class A Pass Through
	Certificates Series 2015-1	4.100%	10/1/29	20,000	20,050
	Union Pacific Corp.	4.163%	7/15/22	53,965	60,287
	Union Pacific Corp.	2.950%	1/15/23	5,939	6,216
	Union Pacific Corp.	2.750%	4/15/23	22,393	23,027
	Union Pacific Corp.	3.646%	2/15/24	11,859	12,905
	Union Pacific Corp.	3.750%	3/15/24	26,054	28,646
	Union Pacific Corp.	2.750%	3/1/26	10,000	10,237
4	United Airlines 2013-1 Class A Pass Through
	Trust	4.300%	2/15/27	5,252	5,515
4	United Airlines 2014-1 Class A Pass Through
	Trust	4.000%	10/11/27	13,787	14,425
	United Airlines 2015-1 Class A Pass Through
	Trust	3.700%	12/1/22	10,440	10,545
	United Continental Holdings Inc.	6.375%	6/1/18	2,775	2,924
	United Parcel Service Inc.	2.450%	10/1/22	35,940	37,125
					10,746,216
Utilities (4.5%)
	Electric (4.3%)
	Alabama Power Co.	2.800%	4/1/25	13,960	14,207
	Ameren Illinois Co.	2.700%	9/1/22	22,449	23,051
	Ameren Illinois Co.	3.250%	3/1/25	16,680	17,575
	Arizona Public Service Co.	3.350%	6/15/24	2,700	2,828
	Baltimore Gas & Electric Co.	2.800%	8/15/22	16,840	17,277
	Baltimore Gas & Electric Co.	3.350%	7/1/23	10,627	11,190
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	17,100	18,381
	CMS Energy Corp.	8.750%	6/15/19	11,180	13,517
	CMS Energy Corp.	6.250%	2/1/20	3,255	3,738
	CMS Energy Corp.	3.875%	3/1/24	1,065	1,140
	Commonwealth Edison Co.	3.400%	9/1/21	8,400	8,994
	Commonwealth Edison Co.	3.100%	11/1/24	5,790	6,043
	Connecticut Light & Power Co.	2.500%	1/15/23	32,960	32,947
	Consumers Energy Co.	2.850%	5/15/22	15,640	16,244
	Consumers Energy Co.	3.375%	8/15/23	6,144	6,501
	Consumers Energy Co.	3.125%	8/31/24	16,000	16,579
	DTE Electric Co.	3.900%	6/1/21	14,650	15,977
	DTE Electric Co.	2.650%	6/15/22	1,000	1,026
	DTE Electric Co.	3.650%	3/15/24	6,325	6,754
	DTE Electric Co.	3.375%	3/1/25	14,575	15,607
7	EDP Finance BV	4.900%	10/1/19	15,910	16,790
7	EDP Finance BV	4.125%	1/15/20	17,780	18,184
7	EDP Finance BV	5.250%	1/14/21	3,020	3,187
	Entergy Arkansas Inc.	3.750%	2/15/21	8,770	9,486
	Entergy Arkansas Inc.	3.050%	6/1/23	7,410	7,607
	Entergy Arkansas Inc.	3.700%	6/1/24	3,318	3,551
	Entergy Arkansas Inc.	3.500%	4/1/26	6,620	7,140
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,699	6,707

	Entergy Louisiana LLC	4.800%	5/1/21	12,780	14,156
	Entergy Louisiana LLC	3.300%	12/1/22	6,915	7,156
	Entergy Louisiana LLC	4.050%	9/1/23	6,400	7,062
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	10,251
	Entergy Louisiana LLC	4.950%	1/15/45	9,250	9,488
	Eversource Energy	2.800%	5/1/23	2,000	1,989
	Exelon Corp.	2.850%	6/15/20	8,030	8,195
7	Exelon Corp.	3.950%	6/15/25	10,596	11,309
	FirstEnergy Corp.	4.250%	3/15/23	17,918	18,735
7	FirstEnergy Transmission LLC	4.350%	1/15/25	15,090	15,990
	Florida Power & Light Co.	2.750%	6/1/23	11,755	12,063
4,7	FPL Energy Marcus Hook LP	7.590%	7/10/18	4,805	5,118
	Georgia Power Co.	2.850%	5/15/22	16,559	17,057
	Georgia Power Co.	3.250%	4/1/26	4,800	5,004
	Georgia Power Co.	4.750%	9/1/40	2,475	2,741
	Georgia Power Co.	4.300%	3/15/42	1,655	1,776
	Georgia Power Co.	4.300%	3/15/43	420	445
7	Kansas Gas & Electric Co.	6.700%	6/15/19	4,824	5,541
	Kentucky Utilities Co.	3.300%	10/1/25	8,940	9,416
	LG&E & KU Energy LLC	4.375%	10/1/21	9,785	10,613
	Louisville Gas & Electric Co.	3.300%	10/1/25	4,530	4,834
	MidAmerican Energy Co.	3.700%	9/15/23	5,500	5,993
	MidAmerican Energy Co.	3.500%	10/15/24	42,390	45,579
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	5,725	5,864
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	2/15/22	18,210	18,879
	National Rural Utilities Cooperative Finance
	Corp.	2.700%	2/15/23	12,900	13,225
	National Rural Utilities Cooperative Finance
	Corp.	3.400%	11/15/23	16,937	17,886
	Nevada Power Co.	7.125%	3/15/19	7,350	8,475
7	Niagara Mohawk Power Corp.	2.721%	11/28/22	2,000	2,012
	NSTAR Electric Co.	2.375%	10/15/22	7,700	7,683
	NSTAR Electric Co.	3.250%	11/15/25	10,000	10,471
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,597	3,259
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,200	6,221
	Pacific Gas & Electric Co.	2.450%	8/15/22	6,500	6,518
	Pacific Gas & Electric Co.	3.250%	6/15/23	21,500	22,564
	Pacific Gas & Electric Co.	3.850%	11/15/23	3,710	4,029
	Pacific Gas & Electric Co.	3.750%	2/15/24	24,055	25,998
	Pacific Gas & Electric Co.	3.400%	8/15/24	15,030	15,879
	Pacific Gas & Electric Co.	3.500%	6/15/25	10,890	11,657
	Pacific Gas & Electric Co.	2.950%	3/1/26	7,170	7,338
	PacifiCorp	3.850%	6/15/21	16,844	18,418
	PacifiCorp	3.600%	4/1/24	14,000	15,040
	PacifiCorp	3.350%	7/1/25	12,720	13,497
	Peco Energy Co.	2.375%	9/15/22	9,965	10,102
	Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,348
	Potomac Electric Power Co.	3.600%	3/15/24	12,690	13,665
	PSEG Power LLC	4.300%	11/15/23	1,210	1,234
	Public Service Co. of Colorado	2.250%	9/15/22	5,000	5,038
	Public Service Electric & Gas Co.	3.500%	8/15/20	8,000	8,506
	Public Service Electric & Gas Co.	2.375%	5/15/23	20,275	20,391
	Public Service Electric & Gas Co.	3.150%	8/15/24	7,710	7,980
	Public Service Electric & Gas Co.	3.050%	11/15/24	11,919	12,442
	Public Service Electric & Gas Co.	3.000%	5/15/25	10,470	10,825

	Puget Energy Inc.	6.500%	12/15/20	15,565	18,068
	Puget Energy Inc.	6.000%	9/1/21	4,235	4,835
	Puget Energy Inc.	5.625%	7/15/22	19,769	22,251
	Puget Energy Inc.	3.650%	5/15/25	13,665	13,826
	Puget Sound Energy Inc.	4.300%	5/20/45	5,240	5,737
	SCANA Corp.	6.250%	4/1/20	8,500	9,507
	SCANA Corp.	4.750%	5/15/21	10,787	11,331
	SCANA Corp.	4.125%	2/1/22	2,000	2,043
	Southwestern Public Service Co.	3.300%	6/15/24	41,070	42,957
	Tampa Electric Co.	5.400%	5/15/21	13,000	14,757
	Tampa Electric Co.	2.600%	9/15/22	6,220	6,336
	TECO Finance Inc.	5.150%	3/15/20	14,332	15,649
7	Trans-Allegheny Interstate Line Co.	3.850%	6/1/25	11,000	11,527
	Union Electric Co.	3.500%	4/15/24	3,345	3,586
	Virginia Electric & Power Co.	3.450%	9/1/22	9,000	9,561
	Virginia Electric & Power Co.	3.450%	2/15/24	7,000	7,459
	Virginia Electric & Power Co.	3.100%	5/15/25	4,300	4,480
	Virginia Electric & Power Co.	3.150%	1/15/26	10,000	10,454
	Western Massachusetts Electric Co.	3.500%	9/15/21	10,000	10,564

	Natural Gas (0.2%)
	Nisource Finance Corp.	3.850%	2/15/23	8,518	9,015
	Sempra Energy	2.875%	10/1/22	7,200	7,281
	Sempra Energy	3.550%	6/15/24	2,000	2,067
	Southern California Gas Co.	3.150%	9/15/24	22,290	23,401
					1,146,875
Total Corporate Bonds (Cost $18,284,120)					18,934,916
Sovereign Bonds (U.S. Dollar-Denominated) (2.7%)
7	Abu Dhabi National Energy Co. PJSC	6.165%	10/25/17	1,000	1,055
7	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	1,000	980
	Asian Development Bank	1.125%	3/15/17	4,000	4,013
7	Banco Latinoamericano de Comercio Exterior
	SA	3.250%	5/7/20	4,000	4,032
7	Bank Nederlandse Gemeenten	2.500%	1/23/23	1,000	1,033
7	Bank of China Ltd.	3.750%	11/8/16	920	933
7	Bermuda	5.603%	7/20/20	2,300	2,526
7	Bermuda	4.138%	1/3/23	2,000	2,012
7	Bermuda	4.854%	2/6/24	1,000	1,061
	Cayman Islands	5.950%	11/24/19	500	560
7	CDP Financial Inc.	3.150%	7/24/24	8,000	8,350
7	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,000	1,037
7	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,007
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	5,000	5,130
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,400	1,501
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,500	1,570
7	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	3,000	3,142
	Ecopetrol SA	5.375%	6/26/26	3,000	2,752
	Ecopetrol SA	7.375%	9/18/43	600	564
	Ecopetrol SA	5.875%	5/28/45	2,940	2,403
7	Electricite de France SA	3.625%	10/13/25	4,800	4,994
7	Electricite de France SA	6.000%	1/22/14	50	52
8	Emirates NBD PJSC	5.750%	5/8/19	4,060	3,203
4,7	ENA Norte Trust	4.950%	4/25/28	1,679	1,725
	European Investment Bank	2.125%	7/15/16	10,000	10,030
	European Investment Bank	2.500%	4/15/21	7,000	7,321
	Export-Import Bank of Korea	4.000%	1/11/17	10,000	10,194

	Export-Import Bank of Korea	2.875%	9/17/18	3,000	3,076
	Export-Import Bank of Korea	5.125%	6/29/20	2,000	2,245
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,086
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,176
	FMS Wertmanagement AoeR	1.625%	11/20/18	5,000	5,065
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	8,000	9,181
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,400	2,491
	Inter-American Development Bank	3.000%	2/21/24	6,425	6,951
	International Finance Corp.	1.000%	4/24/17	6,700	6,702
13	KFW	1.250%	2/15/17	4,000	4,016
13	KFW	1.000%	6/11/18	11,750	11,759
13	KFW	2.750%	10/1/20	3,000	3,169
13	KFW	2.625%	1/25/22	9,000	9,479
7	Kommunalbanken AS	1.000%	9/26/17	1,500	1,500
	Korea Development Bank	3.250%	9/20/16	1,000	1,008
	Korea Development Bank	3.875%	5/4/17	5,000	5,128
	Korea Development Bank	1.500%	1/22/18	2,000	1,997
	Korea Development Bank	4.625%	11/16/21	2,000	2,249
7	Korea Land & Housing Corp.	1.875%	8/2/17	5,000	5,003
7	Korea Western Power Co. Ltd.	3.125%	5/10/17	1,300	1,321
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	2,000	2,045
7	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,725
13	Landwirtschaftliche Rentenbank	2.125%	7/15/16	5,000	5,016
13	Landwirtschaftliche Rentenbank	1.375%	10/23/19	2,000	1,999
	Nexen Energy ULC	6.200%	7/30/19	2,000	2,221
	Nexen Energy ULC	6.400%	5/15/37	1,800	2,099
	North American Development Bank	2.300%	10/10/18	1,500	1,531
	North American Development Bank	2.400%	10/26/22	1,300	1,299
7	OCP SA	5.625%	4/25/24	1,200	1,262
7	Ooredoo International Finance Ltd.	3.250%	2/21/23	700	701
4	Oriental Republic of Uruguay	5.100%	6/18/50	4,200	3,943
7	Pertamina Persero PT	6.000%	5/3/42	1,000	960
6	Petrobras Global Finance BV	2.768%	1/15/19	3,950	3,451
	Petrobras Global Finance BV	4.375%	5/20/23	4,700	3,689
	Petrobras International Finance Co. SA	5.875%	3/1/18	9,091	8,966
	Petrobras International Finance Co. SA	6.875%	1/20/40	3,665	2,872
	Petroleos Mexicanos	5.750%	3/1/18	28,700	30,161
7	Petroleos Mexicanos	5.500%	2/4/19	4,500	4,722
	Petroleos Mexicanos	8.000%	5/3/19	27,520	30,688
	Petroleos Mexicanos	5.500%	1/21/21	19,102	20,032
7	Petroleos Mexicanos	6.375%	2/4/21	22,295	24,088
	Petroleos Mexicanos	6.375%	2/4/21	6,630	7,163
	Petroleos Mexicanos	4.875%	1/24/22	14,750	14,911
	Province of New Brunswick	2.750%	6/15/18	1,250	1,285
	Province of Ontario	3.000%	7/16/18	3,000	3,111
	Province of Ontario	4.000%	10/7/19	4,500	4,860
	Quebec	2.625%	2/13/23	5,700	5,849
	Quebec	2.875%	10/16/24	8,250	8,563
	Republic of Argentina	6.250%	4/22/19	15,000	15,550
	Republic of Colombia	7.375%	3/18/19	9,300	10,542
	Republic of Colombia	4.375%	7/12/21	19,900	20,795
	Republic of Colombia	6.125%	1/18/41	5,450	5,906
	Republic of Hungary	4.000%	3/25/19	5,250	5,462
	Republic of Hungary	6.250%	1/29/20	23,400	26,091
	Republic of Hungary	6.375%	3/29/21	2,700	3,075
	Republic Of Indonesia	4.875%	5/5/21	1,540	1,667
11	Republic of Indonesia	2.875%	7/8/21	5,400	6,387

	Republic of Indonesia	3.750%	4/25/22	1,635	1,675
11	Republic of Indonesia	3.375%	7/30/25	4,000	4,663
	Republic of Kazakhstan	4.875%	10/14/44	5,180	4,706
	Republic of Kazakhstan	6.500%	7/21/45	4,200	4,607
	Republic of Korea	7.125%	4/16/19	1,500	1,731
7	Republic of Latvia	2.750%	1/12/20	1,000	1,019
	Republic of Lithuania	7.375%	2/11/20	5,000	5,907
	Republic of Lithuania	6.125%	3/9/21	1,500	1,739
	Republic of Namibia	5.500%	11/3/21	4,400	4,622
	Republic of Namibia	5.250%	10/29/25	2,760	2,715
	Republic of Poland	5.125%	4/21/21	16,505	18,483
	Republic of Poland	5.000%	3/23/22	1,470	1,646
	Republic of Poland	3.250%	4/6/26	2,940	2,933
11	Republic of Romania	2.750%	10/29/25	4,500	5,294
7	Republic of Serbia	5.250%	11/21/17	8,000	8,310
	Republic of Turkey	7.500%	7/14/17	50,710	54,063
	Republic of Turkey	6.750%	4/3/18	14,645	15,769
	Republic of Turkey	7.000%	3/11/19	5,270	5,854
	Republic of Turkey	5.625%	3/30/21	20,690	22,425
	Republic of Turkey	6.250%	9/26/22	4,700	5,272
	Republic of Turkey	4.875%	4/16/43	3,900	3,659
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	1,800	1,917
	State of Israel	5.125%	3/26/19	2,550	2,811
	State of Israel	3.150%	6/30/23	2,000	2,101
	State of Israel	2.875%	3/16/26	3,980	4,014
7	State of Qatar	5.250%	1/20/20	1,000	1,110
	Statoil ASA	3.150%	1/23/22	3,000	3,084
	Statoil ASA	2.450%	1/17/23	3,000	2,977
	Statoil ASA	3.950%	5/15/43	3,191	3,143
7	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	1,008
	United Mexican States	5.625%	1/15/17	7,000	7,196
	United Mexican States	3.625%	3/15/22	5,130	5,314
	United Mexican States	6.050%	1/11/40	1,676	2,003
Total Sovereign Bonds (Cost $662,715)					678,239
Taxable Municipal Bonds (0.3%)
	Allentown PA Neighborhood Improvement Zone
	Development Authority Revenue	5.420%	5/1/21	4,000	4,173
	California GO	5.750%	3/1/17	2,000	2,086
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	1,250	1,298
	Illinois GO	5.365%	3/1/17	6,000	6,171
	Illinois GO	5.000%	1/1/23	1,835	1,889
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.885%	1/1/21	1,000	1,062
	Johns Hopkins University Maryland GO	5.250%	7/1/19	199	221
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	10,765	11,007
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	5,475	5,663
	Metropolitan Government of Nashville &
	Davidson County TN Health & Educational
	Facilities Board Revenue (Vanderbilt
	University Medical Center)	4.053%	7/1/26	12,000	12,838

6 Mississippi GO (Nissan North America, Inc.
Project)	1.134%	11/1/17	5,520	5,531
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	865	878
New York City NY Transitional Finance
Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,737
New York State Dormitory Authority Revenue
(Employer Assessment)	3.892%	12/1/24	2,000	2,195
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	2,000	2,527
San Diego County CA Regional Airport
Authority Revenue	3.730%	7/1/21	800	850
Texas GO	3.682%	8/1/24	2,000	2,172
University of California Revenue	2.054%	5/15/18	500	511
University of California Revenue	2.300%	5/15/21	1,000	1,023
Total Taxable Municipal Bonds (Cost $61,316)				63,832
Preferred Bonds (0.0%)
General Electric Co. (Cost $1,870)	5.000%	1/21/21	2,000	2,083
			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
9 Lehman Brothers Holdings Inc. Pfd.
(Cost $8,571)	7.25%		8,740	—
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
14 Vanguard Market Liquidity Fund (Cost
$258,342)	0.495%		258,341,856	258,342
		Expiration Date	Contracts
Options on Futures Purchased (0.0%)
Put Options on 10-year U.S. Treasury Note Futures Contracts,
Strike Price $127.50 (Cost $176)		5/20/16	1,164	36
			Notional
			Amount
	Counterparty		($000)
Credit Default Swaptions (0.0%)
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 95%	JPMC	7/20/16	137,445	273
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 85%	JPMC	6/15/16	130,750	251
Total Credit Default Swaptions Purchased (Cost $766)				524
Total Investments (100.6%) (Cost $24,808,101)				25,540,786
Liabilities for Options Written (0.0%)
		Expiration Date	Contracts
Written Options on Futures (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.5		5/20/16	778	(304)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $131.5		5/20/16	387	(60)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.5		5/20/16	778	(85)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.5		5/20/16	387	(133)

Total Options on Futures Written (Premiums received $925)				(582)
			Notional
			Amount
	Counterparty		($000)
Written Swaptions on Credit Default Index (0.0%)
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 120%	JPMC	7/20/16	137,445	(106)
Put Swaptions on CDX. NA.IG.26.V1 5-Year
Index, Strike: 110%	JPMC	6/15/16	130,750	(57)
Total Credit Default Swaptions Written (Premium received $297)				(163)
Total Liabilities on Options Written (0.0%) (Premiums received $1,222)				(745)
Other Assets and Liabilities-Net (-0.6%)				(159,303)
Net Assets (100%)				25,380,738

* Non-income-producing security.
1 Securities with a value of $13,098,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $19,460,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $4,107,000 have been segregated as collateral for open over-the-counter swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $2,673,669,000, representing 10.5% of net assets.
8 Face amount denominated in Australian dollars.
9 Non-income-producing security--security in default.
10 Face amount denominated in British pounds.
11 Face amount denominated in euro.
12 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
13 Guaranteed by the Federal Republic of Germany.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
JPMC—JP Morgan Chase Bank NA.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's

Intermediate-Term Investment-Grade Fund

pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,161,673	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,441,141	—
Corporate Bonds	—	18,934,914	2
Sovereign Bonds	—	678,239	—
Taxable Municipal Bonds	—	63,832	—
Convertible Preferred Stocks	—	—	—
Preferred Bonds	—	2,083	—
Temporary Cash Investments	258,342	—	—
Options Purchased	560	—	—
Liability for Options Written	(745)	—	—
Futures Contracts—Assets[1]	1,698	—	—
Futures Contracts—Liabilities[1]	(1,966)	—	—
Forward Currency Contracts—Assets	—	5,394	—
Forward Currency Contracts—Liabilities	—	(9,388)	—
Swap Contracts—Assets	277[1]	3,499	—

Intermediate-Term Investment-Grade Fund

Swap Contracts—Liabilities	(159)[1]	(1,924)	—
Total	258,007	25,279,463	2
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2016	9,928	1,200,435	1,254
Ultra 10-Year U.S. Treasury Note	June 2016	(4,346)	(610,885)	(1,032)
Euro-Schatz	June 2016	(5,433)	(607,219)	1,321
2-Year U.S. Treasury Note	June 2016	2,504	547,437	677
10-Year U.S. Treasury Note	June 2016	2,108	274,172	507
Euro-Bund	June 2016	(679)	(109,917)	383
Australia 3-Year Treasury Bond	June 2016	(816)	(91,438)	(201)
30-Year U.S. Treasury Bond	June 2016	(422)	(68,918)	(95)
Australia 10-Year Treasury Bond	June 2016	(420)	(54,870)	(238)
Euro-Bobl	June 2016	(411)	(53,779)	108
Ultra Long U.S. Treasury Bond	June 2016	(236)	(40,437)	(47)
Euro-Buxl	June 2016	(82)	(13,405)	196
Long Gilt	June 2016	(9)	(1,076)	12
				2,845

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year and AUD 10-Year Treasury Bond, is required to be treated as realized gain (loss) for tax purposes.

Intermediate-Term Investment-Grade Fund

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Deutsche Bank AG	5/4/16	EUR	198,802	USD	224,865	2,802
Deutsche Bank AG	5/4/16	AUD	135,639	USD	104,984	(1,869)
JPMorgan Chase Bank N.A.	5/4/16	EUR	15,084	USD	17,041	232
Morgan Stanley Capital
Services LLC	5/4/16	EUR	9,012	USD	10,272	49
JPMorgan Chase Bank N.A.	5/4/16	GBP	7,018	USD	9,986	269
BNP Paribas	5/4/16	EUR	6,281	USD	7,153	41
JPMorgan Chase Bank N.A.	5/4/16	GBP	3,378	USD	4,938	(2)
UBS AG	5/4/16	EUR	2,883	USD	3,293	8
Deutsche Bank AG	6/2/16	EUR	2,175	USD	2,462	31
BNP Paribas	5/4/16	GBP	1,786	USD	2,570	41

Intermediate-Term Investment-Grade Fund

Morgan Stanley Capital
Services LLC	6/2/16	EUR	1,670	USD	1,897	18
BNP Paribas	5/4/16	AUD	900	USD	697	(13)
JPMorgan Chase Bank N.A.	6/2/16	EUR	47	USD	53	1
Goldman Sachs Bank AG	5/4/16	USD	254,534	EUR	225,976	(4,252)
Deutsche Bank AG	6/2/16	USD	222,570	EUR	196,627	(2,804)
Deutsche Bank AG	6/2/16	USD	104,848	AUD	135,639	1,860
Deutsche Bank AG	5/4/16	USD	102,476	AUD	134,779	14
Morgan Stanley Capital
Services LLC	5/4/16	USD	17,515	GBP	12,183	(286)
Morgan Stanley Capital
Services LLC	6/2/16	USD	5,078	EUR	4,480	(57)
JPMorgan Chase Bank N.A.	6/2/16	USD	4,939	GBP	3,378	2
JPMorgan Chase Bank N.A.	5/4/16	USD	2,490	EUR	2,214	(45)
Deutsche Bank AG	5/4/16	USD	2,460	EUR	2,175	(31)
Bank of America N.A	5/4/16	USD	1,920	EUR	1,698	(24)
Morgan Stanley Capital
Services LLC	5/4/16	USD	1,352	AUD	1,760	14
BNP Paribas	6/2/16	USD	696	AUD	900	12
Barclays Capital	6/2/16	USD	408	EUR	360	(5)
						(3,994)

AUD--Australian dollar.
EUR--Euro.
GBP--British pound.
USD--U.S. dollar.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

Intermediate-Term Investment-Grade Fund

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Intermediate-Term Investment-Grade Fund

At April 30, 2016, the fund had the following open swap contracts:

Centrally Cleared Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating
CDX-IG-26-V1	6/20/21	CME	190,000	(1,811)	1.000	294

Credit Protection Purchased
CDX-HY-26-V1	6/20/21	ICE	114,953	3,509	(5.000)	56
CME--Chicago Mercantile Exchange
ICE--Intercontinental Exchange.

Over-the-Counter Credit Default Swaps

				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating
Federation of
Malaysia/A1	6/20/21	BNPSW	6,200	179	1.000	(19)
Federation of
Malaysia/A1	6/20/21	DBAG	3,160	105	1.000	3

Metlife Inc./A3	12/20/20	GSCM	5,625	-	1.000	(35)
People's Republic of
China/Aa3	12/20/20	GSCM	2,400	47	1.000	27
People's Republic of
China/Aa3	9/20/20	BNPSW	3,000	18	1.000	1
People's Republic of
China/Aa3	12/20/20	JPMC	3,040	18	1.000	(7)

Republic of Chile/Aa3	6/20/21	BNPSW	830	(2)	1.000	(2)

Republic of Chile/Aa3	6/20/21	BNPSW	2,520	7	1.000	7

Republic of Chile/Aa3	6/20/21	DBAG	6,100	-	1.000	-
Republic of
Colombia/Baa2	6/20/21	BNPSW	4,595	253	1.000	(6)
Republic of
Colombia/Baa2	6/20/21	BNPSW	9,392	544	1.000	15
Republic of
Indonesia/Baa3	6/20/21	BNPSW	4,500	229	1.000	31
Republic of
Indonesia/Baa3	6/20/21	DBAG	3,000	156	1.000	24

Intermediate-Term Investment-Grade Fund

Republic of Peru/A3	6/20/21	BNPSW	2,000	58	1.000	6
Republic of Peru/A3	6/20/21	BARC	10,545	332	1.000	60
Republic of Peru/A3	6/20/21	GSCM	4,175	128	1.000	20
Republic of Turkey/Baa3	6/20/21	BNPSW	14,014	995	1.000	90
Republic of Turkey/Baa3	12/20/16	BNPSW	7,000	7	1.000	33
Russian Federation/Ba1	6/20/17	GSCM	3,200	92	1.000	103
United Mexican
States/A2	6/20/21	BARC	11,000	331	1.000	-
United Mexican
States/A3	6/20/21	BOANA	20,400	609	1.000	(5)
United Mexican
States/A3	6/20/21	BNPSW	10,000	438	1.000	138
Total			136,696			484

				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Purchased
American
International Group
Inc.	12/20/20	GSCM	5,625	117	(1.000)	27
American
International Group
Inc.	12/20/20	GSCM	2,835	(40)	(1.000)	(86)
Bank of America
Corp.	3/20/20	GSCM	7,870	97	(1.000)	5

Deutsche Bank AG	12/20/20	JPMC	20,000	(761)	(1.000)	(364)
EI du Pont de
Nemours & Co.	12/20/20	JPMC	10,230	228	(1.000)	(96)
Federal Express
Corp.	12/20/18	GSCM	7,840	64	(1.000)	(111)
Federative Republic
of Brazil	12/20/20	BARC	4,250	(496)	(1.000)	(132)
Federative Republic
of Brazil	6/20/21	DBAG	12,600	(1,534)	(1.000)	(223)
Federative Republic
of Brazil	6/20/21	DBAG	3,500	(421)	(1.000)	(57)
Federative Republic
of Brazil	12/20/25	GSCM	2,485	(627)	(1.000)	(118)
Federative Republic
of Brazil	12/20/25	BOANA	3,885	(1,050)	(1.000)	(255)

Intesa Sanpaolo SpA	12/20/19	BARC	5,135	39	(1.000)	12
JPMorgan Chase	12/20/20	MSCS

Intermediate-Term Investment-Grade Fund

Bank N.A.			25,000	143	(1.000)	(268)
McKesson Corp.	3/20/19	JPMC	6,360	130	(1.000)	(32)
McKesson Corp.	3/20/19	JPMC	6,360	127	(1.000)	(35)
Republic of Austria	9/20/17	BNPSW	1,200	(8)	(1.000)	(23)
Republic of Korea	9/20/18	JPMC	2,000	9	(1.000)	(29)
Royal Bank of
Scotland plc	12/20/20	BNPSW	6,510	51	(1.000)	69
Wells Fargo & Co.	9/20/20	BOANA	9,700	206	(1.000)	(12)
Total			143,385			(1,728)
						(1,244)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
DBAG--Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps
				Fixed	Floating
				Interest Rate	Interest Rate		Unrealized
	Future		Notional	Received	Received		Appreciation
Termination	Effective		Amount	(Paid)	(Paid)		(Depreciation)
Date	Date	Clearinghouse	($000)	(%)	(%)		($000)
						1
5/15/16	N/A	CME	10,800	0.434	(0.433)		(6)
						1
5/16/16	N/A	CME	1,400	0.451	(0.436)		(1)
						2
5/22/16	N/A	CME	3,800	0.546	(0.618)		-
						1
6/15/16	N/A	LCH	555	(0.299)	(0.433)		(3)
6/17/16	N/A	CME	1,100	0.485	(0.436)	1	-

Intermediate-Term Investment-Grade Fund

						1
6/17/16	N/A	CME	970	0.485	(0.436)		-

						1
6/17/16	N/A	CME	4,400	0.444	(0.436)		-

						1
9/17/16	N/A	CME	1,050	0.643	(0.436)		1
						1
9/17/16	N/A	CME	2,560	0.643	(0.436)		1

						2
10/25/16	N/A	CME	15,200	1.714	(0.638)		(201)

						1
12/10/16	N/A	LCH	8,355	0.656	(0.436)		6

						1
12/10/16	N/A	CME	3,450	0.604	(0.436)		2

						1
1/15/17	N/A	CME	3,050	0.770	(0.433)		5

						1
1/17/17	N/A	LCH	6,500	0.700	(0.436)		6

						1
2/15/17	N/A	LCH	2,953	1.875	(0.433)		(51)

						1
2/15/17	N/A	CME	1,600	0.729	(0.433)		2

						1
2/15/17	N/A	CME	400	0.714	(0.433)		-

						1
2/15/17	N/A	CME	5,700	2.407	(0.433)		(119)

						1
2/15/17	N/A	CME	365	3.432	(0.433)		(12)

						1
2/15/17	N/A	CME	513	2.287	(0.433)		(10)

						1
2/15/17	N/A	CME	668	3.180	(0.433)		(21)

						1
2/15/17	N/A	CME	625	3.373	(0.433)		(21)

						1
2/15/17	N/A	CME	426	2.407	(0.433)		(9)

						1
3/15/17	N/A	CME	39,385	0.937	(0.433)		126

						1
4/20/17	N/A	CME	13,000	0.960	(0.439)		(28)

Intermediate-Term Investment-Grade Fund

						1
5/17/17	N/A	CME	3,900	1.036	(0.436)		18
						1
6/17/17	N/A	LCH	2,925	0.736	(0.436)		4
						1
7/17/17	N/A	CME	3,900	0.781	(0.436)		7
						1
9/15/17	N/A	LCH	5,910	0.755	(0.433)		32
						1
9/15/17	N/A	CME	340	2.532	(0.433)		(6)
						1
9/15/17	N/A	CME	2,508	3.520	(0.433)		(78)
						1
9/15/17	N/A	CME	2,792	3.363	(0.433)		(83)
						1
10/16/17	N/A	CME	7,000	0.749	(0.436)		34
						1
11/27/17	N/A	LCH	3,580	0.664	(0.437)		(1)
						1
12/15/17	N/A	LCH	1,150	0.788	(0.433)		5
						1
2/15/18	N/A	CME	35,000	1.097	(0.433)		236
						1
2/15/18	N/A	CME	4,000	0.923	(0.433)		15
						1
4/16/18	N/A	CME	3,500	1.013	(0.433)		19
						1
7/16/18	N/A	CME	17,100	1.159	(0.436)		133
						1
3/15/19	N/A	CME	5,135	1.701	(0.433)		124
						2
6/12/19	N/A	CME	4,600	1.674	(0.632)		88
						1
1/20/20	N/A	CME	20,920	1.224	(0.439)		200
						1
1/21/20	N/A	CME	3,130	1.363	(0.441)		46
						1
4/15/20	N/A	CME	14,650	1.344	(0.433)		202
						2
4/25/20	N/A	CME	28,610	3.024	(0.638)		(124)
7/15/20	N/A	CME	8,920	1.571	(0.433)	1	202

Intermediate-Term Investment-Grade Fund

8/31/20	7/6/16[3]	LCH	146,100	(1.233)	0.000	2	(189)
						1
2/15/21	N/A	CME	6,100	2.200	(0.433)		317
						1
4/7/21	N/A	LCH	2,420	1.023	(0.439)		(10)
						1
10/15/21	N/A	CME	5,720	1.949	(0.433)		240
						1
2/15/22	N/A	CME	8,755	1.583	(0.433)		189
						1
5/27/25	N/A	CME	5,785	2.170	(0.437)		315
						1
9/17/31	N/A	CME	2,396	3.065	(0.436)		392
						1
9/17/31	N/A	CME	498	3.065	(0.436)		81
Total							2,075

CME--Chicago Mercantile Exchange.
LCH--London Clearing House.
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date

Over-the-Counter Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
		Notional	Received	Received		Appreciation
		Amount	(Paid)	(Paid)		(Depreciation)
Termination Date	Counterparty	($000)	(%)	(%)		($000)
5/19/16	WFC	442	1.454	(0.619)	1	-
12/26/17	GSCM	7,151	0.625	(0.436)	2	(9)
8/15/18	BNPSW	5,400	0.715	(0.433)	2	10
4/25/19	WFC	3,621	2.756	(0.638)	1	118
4/25/20	GSCM	3,221	2.794	(0.638)	1	120
4/1/21	WFC	4,480	0.965	(0.434)	2	16
6/25/21	GSCM	5,720	3.143	(0.630)	1	331

Intermediate-Term Investment-Grade Fund

11/25/22	BARC	13,745	2.758	(0.629)	1	637
9/25/29	GSCM	11,242	1.794	(0.437)	2	274
	Total					1,497

BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
GSCM--Goldman Sachs Bank USA.
WFC--Wells Fargo Bank N.A.
1 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
2 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps
				Notional	Notional
				Amount of	Amount of	Unrealized
	Fixed			Currency	Currency	Appreciation
Fixed Interest	Interest	Termination		Received	Delivered	(Depreciation)
Rate Received	Rate Paid	Date	Counterparty	($000)	(000)	($000)
USD 5.502%	GBP 5.250%	9/14/27	MSCS	8,061	GBP 4,800	1,322

MSCS—Morgan Stanley Capital Services LLC.
GBP—British pound.
USD—U.S. dollar.

At April 30, 2016, counterparties had deposited in segregated accounts securities and cash with a value of $2,858,000 in connection with open swap contracts.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Intermediate-Term Investment-Grade Fund

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At April 30, 2016, the cost of investment securities for tax purposes was $24,822,111,000. Net unrealized appreciation of investment securities for tax purposes was $718,115,000, consisting of unrealized gains of $820,055,000 on securities that had risen in value since their purchase and $101,940,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Ultra-Short-Term Bond Fund

Schedule of Investments
As of April 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (20.3%)
U.S. Government Securities (11.5%)
	United States Treasury Note/Bond	0.625%	2/15/17	3,600	3,603
	United States Treasury Note/Bond	0.875%	5/15/17	3,000	3,008
	United States Treasury Note/Bond	0.625%	6/30/17	30,400	30,395
	United States Treasury Note/Bond	0.750%	6/30/17	37,000	37,040
	United States Treasury Note/Bond	0.750%	2/15/19	25	25
					74,071
Agency Bonds and Notes (8.8%)
1	Federal Home Loan Banks	0.250%	5/18/16	650	650
1	Federal Home Loan Banks	5.375%	5/18/16	1,350	1,353
1	Federal Home Loan Banks	2.125%	6/10/16	1,700	1,703
1	Federal Home Loan Banks	0.500%	9/28/16	1,000	1,000
1,2	Federal Home Loan Banks	1.625%	12/9/16	5,000	5,033
1	Federal Home Loan Banks	0.625%	12/28/16	1,000	1,000
1	Federal Home Loan Banks	0.875%	5/24/17	2,250	2,254
1	Federal Home Loan Banks	0.750%	8/28/17	3,500	3,501
1	Federal Home Loan Banks	2.250%	9/8/17	1,000	1,020
1	Federal Home Loan Banks	4.625%	9/8/17	1,000	1,052
1	Federal Home Loan Banks	1.125%	12/8/17	750	754
1	Federal Home Loan Banks	1.000%	12/19/17	1,750	1,755
3	Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,350	1,350
3	Federal Home Loan Mortgage Corp.	0.400%	5/27/16	300	300
3	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	900	901
3	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	5,000	5,025
3	Federal Home Loan Mortgage Corp.	0.875%	10/14/16	3,550	3,556
3	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,000	2,007
3	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	3,000	3,018
3	Federal Home Loan Mortgage Corp.	0.750%	4/9/18	1,250	1,248
3	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	1,600	1,605
3	Federal National Mortgage Assn.	1.250%	9/28/16	7,200	7,223
3	Federal National Mortgage Assn.	5.000%	2/13/17	1,500	1,552
3	Federal National Mortgage Assn.	0.750%	3/14/17	2,750	2,754
3	Federal National Mortgage Assn.	5.000%	5/11/17	3,000	3,133
3	Federal National Mortgage Assn.	1.125%	7/20/18	500	503
3	Federal National Mortgage Assn.	1.000%	2/26/19	1,150	1,150
					56,400
Total U.S. Government and Agency Obligations (Cost $130,428)					130,471
Asset-Backed/Commercial Mortgage-Backed Securities (29.3%)
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	800	803
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	800	802
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	40	40
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	1,500	1,502
4	Ally Auto Receivables Trust 2015-SN1	0.930%	6/20/17	403	403
4	Ally Auto Receivables Trust 2016-1	1.470%	4/15/20	1,500	1,501
4,5	Ally Master Owner Trust Series 2014-1	0.903%	1/15/19	151	151
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	155	155
4	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	1,625	1,623
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	1,200	1,198

4,5	American Express Credit Account Secured
	Note Trust 2008-2	1.693%	9/15/20	1,300	1,322
4,5	American Express Credit Account Secured
	Note Trust 2012-4	0.983%	5/15/20	168	167
4,5	American Express Credit Account Secured
	Note Trust 2014-5	0.723%	5/15/20	410	411
4,5,6American Homes 4 Rent 2014-SFR1		2.036%	6/17/31	100	98
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	19	19
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	88	88
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	97	97
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	21	21
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	39	39
4	AmeriCredit Automobile Receivables Trust
	2015-2	0.830%	9/10/18	325	324
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	160	160
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	150	150
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	255	257
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	190	193
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	810	813
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	110	110
4	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	130	130
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	40	40
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	40	40
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	70	70
4,6	ARI Fleet Lease Trust 2014-A	0.810%	11/15/22	327	327
4,6	ARI Fleet Lease Trust 2015-A	1.110%	11/15/18	1,095	1,092
4,6	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	226	225
4,5,6Arran Residential Mortgages Funding 2011-1
	plc	2.069%	11/19/47	15	15
4,6	Avis Budget Rental Car Funding AESOP LLC
	2012-2A	2.802%	5/20/18	1,300	1,311
4,6	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	150	149
4,6	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	2,300	2,344
4,5	BA Credit Card Trust 2007-A4	0.473%	11/15/19	1,101	1,099
4	BA Credit Card Trust 2015-A2	1.360%	9/15/20	850	852
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	96	96
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	198	200

4	Banc of America Commercial Mortgage Trust
	2007-2	5.739%	4/10/49	150	152
4	Banc of America Commercial Mortgage Trust
	2008-1	6.389%	2/10/51	129	136
4	Banc of America Commercial Mortgage Trust
	2008-1	6.433%	2/10/51	19	20
4,6	Bank of The West Auto Trust 2015-1	0.870%	4/16/18	1,076	1,075
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	82	83
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.911%	6/11/40	82	84
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	202	210
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	147	153
4,5,6BMW Floorplan Master Owner Trust 2015-1A		0.933%	7/15/20	1,250	1,249
4	BMW Vehicle Owner Trust 2015-2	1.400%	9/20/18	3,250	3,252
4,5	Brazos Higher Education Authority Inc. Series
	2011-1	1.429%	2/25/30	255	250
4	California Republic Auto Receivables Trust
	2013-2	1.230%	3/15/19	84	84
4	California Republic Auto Receivables Trust
	2015-2	0.880%	2/15/18	834	834
4,6	California Republic Auto Receivables Trust
	2015-2	2.040%	1/15/20	2,000	2,011
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	34	34
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	33	33
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	81	82
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	190	190
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	92	92
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	82	83
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	103	103
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	37	37
4	Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	800	802
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	260	260
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	500	502
4	Capital Auto Receivables Asset Trust 2015-4	1.620%	3/20/19	1,500	1,502
4	Capital Auto Receivables Asset Trust 2016-1	1.980%	10/20/20	1,500	1,502
4,5	Capital One Multi-asset Execution Trust 2007-
	A1	0.483%	11/15/19	100	100
4,5	Capital One Multi-asset Execution Trust 2007-
	A5	0.473%	7/15/20	1,168	1,163
4	Capital One Multi-asset Execution Trust 2015-
	A7	1.450%	8/16/21	2,100	2,105
4,5,6CARDS II Trust 2015-2A		0.953%	7/15/20	2,000	1,994
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	22	22
4	Carmax Auto Owner Trust 2015-2	0.820%	6/15/18	621	621
4	Carmax Auto Owner Trust 2015-3	1.630%	5/15/20	1,100	1,107
4	Carmax Auto Owner Trust 2015-3	2.280%	4/15/21	73	73
4	Carmax Auto Owner Trust 2015-3	2.680%	6/15/21	95	96
4	Carmax Auto Owner Trust 2016-1	1.610%	11/16/20	1,000	1,003
4,5	Chase Issuance Trust 2007-C1	0.893%	4/15/19	185	184
4,5	Chase Issuance Trust 2013-A7	0.863%	9/15/20	1,000	1,000
4,5	Chase Issuance Trust 2014-A3	0.633%	5/15/18	350	350
4,5	Chase Issuance Trust 2015-A3	0.683%	4/15/19	1,200	1,199
4	Chase Issuance Trust 2015-A5	1.360%	4/15/20	400	401
4,6	Chesapeake Funding II LLC 2016-1A	2.110%	3/15/28	1,000	1,000

4,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	0.910%	4/16/18	71	71
4,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	24	24
4,6	Chrysler Capital Auto Receivables Trust 2013-
	BA	1.270%	3/15/19	1,415	1,414
4,6	Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	800	778
4,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	1.910%	3/16/20	2,100	2,100
4,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	1.960%	1/18/22	510	512
4,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	2/15/22	70	70
4,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	1/17/23	570	568
4,6	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	39	39
4	Citibank Credit Card Issuance Trust 2014-A2	1.020%	2/22/19	850	848
4	Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	600	599
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	19	19
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	100	103
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	1.199%	3/10/47	85	85
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	1.392%	7/10/47	154	154
4	CNH Equipment Trust 2015-A	0.840%	6/15/18	112	112
4	CNH Equipment Trust 2015-B	0.840%	8/15/18	700	699
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	108	110
4,5,6Colony American Homes 2014-1		1.586%	5/17/31	137	134
4,5,6Colony American Homes 2014-1		1.786%	5/17/31	100	96
4,5,6Colony American Homes 2015-1		1.636%	7/17/32	210	203
4,5,6Colony American Homes Single-Family Rental
	Pass-Through Certificates 2014-2	1.782%	7/17/31	100	98
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	119	121
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	123	124
4	COMM 2007-C9 Mortgage Trust	6.006%	12/10/49	103	106
4	COMM 2013-CCRE10 Mortgage Trust	1.278%	8/10/46	209	208
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	93	95
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	98	98
4	COMM 2013-CCRE6 Mortgage Trust	0.719%	3/10/46	27	26
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	100	103
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	100	103
4	COMM 2014-CCRE15 Mortgage Trust	1.218%	2/10/47	253	252
4	COMM 2014-CCRE17 Mortgage Trust	1.275%	5/10/47	98	98
4	COMM 2014-CCRE18 Mortgage Trust	1.442%	7/15/47	231	230
4	COMM 2014-CR14 Mortgage Trust	1.330%	2/10/47	32	32
4	COMM 2014-CR16 Mortgage Trust	1.445%	4/10/47	68	68
4	COMM 2014-CR21 Mortgage Trust	1.494%	12/10/47	439	436
4	COMM 2014-CR25 Mortgage Trust	1.737%	8/10/48	368	368
4	COMM 2014-UBS5 Mortgage Trust	1.373%	9/10/47	463	463
4	Commercial Mortgage Trust 2006-GG7	6.129%	7/10/38	10	10
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.361%	2/15/40	12	12

4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.268%	2/15/41	123	130
4,6	Dell Equipment Finance Trust 2015-1	1.010%	7/24/17	797	797
4,5	Discover Card Execution Note Trust 2012-A4	0.803%	11/15/19	297	297
4,5	Discover Card Execution Note Trust 2013-A1	0.733%	8/17/20	400	400
4	Discover Card Execution Note Trust 2013-A5	1.040%	4/15/19	700	700
4,5	Discover Card Execution Note Trust 2015-A1	0.783%	8/17/20	1,000	1,000
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	2,500	2,505
4	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,000	1,004
4,5	Discover Card Execution Note Trust 2016-A2	0.975%	9/15/21	330	331
4,6	Drive Auto Receivables Trust 2015-A	2.280%	6/17/19	40	40
4,6	Drive Auto Receivables Trust 2015-B	1.300%	6/15/18	140	140
4,6	Drive Auto Receivables Trust 2015-BA	2.120%	6/17/19	130	130
4,6	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	330	330
4,6	Drive Auto Receivables Trust 2015-C	4.200%	9/15/21	145	144
4,6	Drive Auto Receivables Trust 2015-CA	2.230%	9/16/19	135	135
4,6	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	200	196
4,6	Drive Auto Receivables Trust 2015-DA	1.590%	12/17/18	1,505	1,507
4,6	Drive Auto Receivables Trust 2015-DA	2.590%	12/16/19	600	603
4,6	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	600	597
4,6	Drive Auto Receivables Trust 2016-AA	2.110%	5/15/19	910	915
4,6	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	270	272
4,6	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	131	131
4,6	Enterprise Fleet Financing LLC Series 2014-1	1.380%	9/20/19	1,861	1,854
4,6	Enterprise Fleet Financing LLC Series 2015-1	1.300%	9/20/20	207	206
4,6	Enterprise Fleet Financing LLC Series 2015-2	1.590%	2/22/21	1,495	1,496
4,6	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	1,690	1,683
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C02	1.589%	5/25/25	81	81
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C02	1.639%	5/25/25	157	157
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C03	1.939%	7/25/25	100	100
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C03	1.939%	7/25/25	130	129
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C04	2.039%	4/25/28	443	443
3,4,5Fannie Mae Connecticut Avenue Securities
	2015-C04	2.139%	4/25/28	212	211
4,5	First National Master Note Trust 2015-1	1.203%	9/15/20	540	541
4	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	374	374
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	137	137
4	Ford Credit Auto Lease Trust 2015-A	0.790%	12/15/17	674	673
4	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	970	969
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	490	485
4	Ford Credit Auto Lease Trust 2016-A	1.850%	7/15/19	500	501
4,6	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	800	800
4,6	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	100	101
4	Ford Credit Auto Owner Trust 2015-A	0.810%	1/15/18	191	191
4	Ford Credit Auto Owner Trust 2015-B	0.720%	3/15/18	758	757
4	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	1,000	1,002
4	Ford Credit Auto Owner Trust 2016-A	1.390%	7/15/20	1,250	1,251
4	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	700	699
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	160	160
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	226	227

4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	100	100
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	100	100
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	62	62
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	827	825
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.933%	2/15/21	1,090	1,079
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	0.783%	8/15/19	495	493
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	250	250
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-4	1.770%	8/15/20	1,400	1,400
4	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.760%	2/15/21	2,110	2,109
4,6	FRS I LLC 2013-1A	1.800%	4/15/43	49	49
4,5	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.433%	5/15/19	304	304
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	250	249
4,5	GE Dealer Floorplan Master Note Trust Series
	2012-2	1.189%	4/22/19	406	407
4,5	GE Dealer Floorplan Master Note Trust Series
	2014-2	0.889%	10/20/19	875	871
4,6	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	100	100
4	GM Financial Leasing Trust 2015-1	1.100%	12/20/17	380	381
4	GM Financial Leasing Trust 2015-2	1.680%	12/20/18	1,100	1,104
4	GM Financial Leasing Trust 2015-2	2.420%	7/22/19	140	140
4	GM Financial Leasing Trust 2015-2	2.990%	7/22/19	120	120
4	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	2,600	2,614
4	GM Financial Leasing Trust 2015-3	2.320%	11/20/19	50	50
4	GM Financial Leasing Trust 2015-3	2.980%	11/20/19	120	120
4	GM Financial Leasing Trust 2015-3	3.480%	8/20/20	120	118
4	GM Financial Leasing Trust 2016-1	1.790%	3/20/20	150	150
4,6	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	450	449
4,6	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	820	813
4,6	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	1,627	1,630
4,6	Golden Credit Card Trust 2012-4A	1.390%	7/15/19	230	230
4,5,6Golden Credit Card Trust 2014-2A		0.883%	3/15/21	20	20
4,5,6Golden Credit Card Trust 2015-3A		0.853%	7/15/19	2,150	2,146
4,5,6Golden Credit Card Trust 2016-1A		1.033%	1/15/20	2,410	2,411
4,5,6Gosforth Funding 2016-1A plc		1.374%	2/15/58	1,520	1,520
4,6	Great America Leasing Receivables 2015-1	1.120%	6/20/17	314	313
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	101	103
4	GS Mortgage Securities Trust 2014-GC22	1.290%	6/10/47	46	46
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	1,163	1,161
4	Harley-Davidson Motorcycle Trust 2015-2	1.300%	3/16/20	2,600	2,597
4,5,6Hertz Fleet Lease Funding LP 2016-1		1.541%	4/10/30	2,500	2,500
4,6	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	1,351	1,362
4,6	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	560	556
4,6	Hertz Vehicle Financing LLC 2015-2	2.020%	9/25/19	2,000	1,997
4	Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	800	800
4	Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	1,400	1,404
4	Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	290	291

4	Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	2,750	2,743
4	Huntington Auto Trust 2015-1	0.760%	10/16/17	867	867
4,6	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	100	100
4,6	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	100	100
4,6	Hyundai Auto Lease Securitization Trust
	2015-A	1.000%	10/16/17	190	190
4,6	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	100	100
4,6	Hyundai Auto Lease Securitization Trust
	2015-B	1.660%	7/15/19	1,000	1,003
4,6	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	250	252
4,6	Hyundai Auto Lease Securitization Trust
	2016-A	1.600%	7/15/19	1,000	1,003
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	49	49
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	35	35
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	60	61
4	Hyundai Auto Receivables Trust 2015-B	0.690%	4/16/18	638	637
4	Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	1,000	1,003
4	Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	1,000	1,005
4,6	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	320	319
5	Illinois Student Assistance Commission Series
	2010-1	1.688%	4/25/22	67	67
4,5,6Invitation Homes 2014-SFR1 Trust		1.936%	6/17/31	284	279
4,5,6Invitation Homes 2014-SFR2 Trust		2.036%	9/17/31	100	97
4,5,6Invitation Homes 2015-SFR2 Trust		1.786%	6/17/32	98	95
4	John Deere Owner Trust 2015-A	0.870%	2/15/18	187	186
4	John Deere Owner Trust 2015-B	1.440%	10/15/19	1,600	1,597
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	6.147%	4/17/45	57	57
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	17	17
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	145	151
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	154	157
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	129	134
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	350	365
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	1.303%	1/15/46	240	240
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	19	19
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	1.268%	7/15/47	334	332
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	112	115
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	77	79
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	1.247%	1/15/47	67	67
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	1.254%	2/15/47	187	186

4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	1.266%	4/15/47	483	481
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	1.322%	8/15/47	141	140
4,6	Kubota Credit Owner Trust 2014-1	1.160%	5/15/18	363	363
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	69	69
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	43	43
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	130	133
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	119	124
4,6	Master Credit Card Trust 2013-3A	2.280%	1/22/18	100	100
4,5,6Master Credit Card Trust II Series 2016-1		1.088%	9/23/19	1,670	1,670
4	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	1,330	1,336
4	Mercedes-Benz Auto Lease Trust 2016-A	1.690%	11/15/21	590	590
4	Mercedes-Benz Auto Receivables Trust 2015-
	1	1.340%	12/16/19	1,100	1,103
4,5,6Mercedes-Benz Master Owner Trust 2015-A		0.753%	4/15/19	1,200	1,198
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	33	33
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	31	32
4	ML-CFC Commercial Mortgage Trust 2006-2	6.094%	6/12/46	4	4
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	30	30
4,6	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	19	19
4,6	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	234	237
4,6	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	100	100
4,6	MMAF Equipment Finance LLC 2013-A	1.030%	12/11/17	247	247
4,6	MMAF Equipment Finance LLC 2015-A	0.960%	9/18/17	778	778
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	1.308%	8/15/46	189	188
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	134	138
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	1.313%	10/15/46	279	278
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	1.551%	8/15/47	222	221
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	136	137
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	55	55
4	Morgan Stanley Capital I Trust 2007-IQ15	6.114%	6/11/49	139	144
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	130	135
4,5	Navient Student Loan Trust 2015-2	0.719%	11/25/24	581	577
4,5	Navient Student Loan Trust 2015-3	0.759%	7/25/30	1,217	1,207
4,5,6Navient Student Loan Trust 2015-BA		1.033%	5/15/23	578	577
4,5,6Navient Student Loan Trust 2016-2		1.189%	6/25/65	1,000	1,001
4,5	New Mexico Educational Assistance
	Foundation 2013-1	1.134%	1/2/25	109	105
4,6	NextGear Floorplan Master Owner Trust	2.740%	4/15/21	350	350
4	Nissan Auto Lease Trust 2014-B	1.290%	3/16/20	681	682
4	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	445	446
4	Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	1,187	1,185
4	Nissan Auto Receivables 2015-B Owner Trust	0.670%	9/15/17	472	472
4	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	1,500	1,501
4	Nissan Auto Receivables 2016-A Owner Trust	1.340%	10/15/20	2,000	2,004
4	Nissan Auto Receivables 2016-B Owner Trust	1.320%	1/15/21	500	499
4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	61	61
5	North Carolina State Education Assistance
	Authority 2011-1	1.538%	1/26/26	97	97
4,5,6Pepper Residential Securities Trust 2016-1		1.201%	3/13/17	5,000	4,993
4,5,6PFS Financing Corp. 2014-AA		1.033%	2/15/19	429	427

4,5,6PFS Financing Corp. 2015-AA		1.053%	4/15/20	100	99
4,5,6PFS Financing Corp. 2016-A		1.633%	2/18/20	2,000	1,999
4,6	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	400	398
4,5,6Resimac MBS Trust 2016-1A		1.829%	10/10/47	1,490	1,490
	Royal Bank of Canada	2.200%	9/23/19	1,010	1,030
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	146	146
4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	22	22
4	Santander Drive Auto Receivables Trust
	2015-2	0.880%	9/17/18	418	418
4	Santander Drive Auto Receivables Trust
	2015-3	1.490%	6/17/19	705	705
4	Santander Drive Auto Receivables Trust
	2015-4	1.580%	9/16/19	800	800
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	400	403
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	400	405
4	Santander Drive Auto Receivables Trust
	2016-1	1.620%	3/16/20	2,000	1,995
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	230	230
4,5,6Silver Bay Realty 2014-1 Trust		1.886%	9/17/31	100	97
4,5	SLM Student Loan Trust 2005-5	0.738%	4/25/25	243	239
4,5	SLM Student Loan Trust 2005-9	0.758%	1/27/25	42	42
4,5,6SLMPRVT Student Loan Trust 2011-A		1.433%	10/15/24	7	7
4,6	SLMPRVT Student Loan Trust 2011-A	4.370%	4/17/28	100	103
4,6	SLMPRVT Student Loan Trust 2012-B	3.480%	10/15/30	126	129
4,5,6SLMPRVT Student Loan Trust 2012-E		1.183%	10/16/23	40	40
4,6	SLMPRVT Student Loan Trust 2013-B	1.850%	6/17/30	100	99
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	1	1
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	892	891
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	275	274
4	SMART ABS Series 2013-2US Trust	1.180%	2/14/19	434	432
4	SMART ABS Series 2014-1US Trust	0.950%	2/14/18	549	548
4,5,6SMB Private Education Loan Trust 2015-A		1.033%	7/17/23	620	618
4,6	Sonic Capital LLC 2011-1A	5.438%	5/20/41	77	79
4,5,6SWAY Residential 2014-1 Trust		1.736%	1/17/32	193	190
4	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	250	251
4	Synchrony Credit Card Master Note Trust
	2015-3	1.740%	9/15/21	2,750	2,750
4,6	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	290	290
4	Toyota Auto Receivables 2015-A Owner Trust	0.710%	7/17/17	111	111
4,5,6Trade MAPS 1 Ltd. 2013-1A		1.136%	12/10/18	1,000	997
4,5,6Trade MAPS 1 Ltd. 2013-1A		1.686%	12/10/18	125	124
4	UBS Commercial Mortgage Trust 2011-C1	1.524%	1/10/45	24	24
4	USAA Auto Owner Trust 2015-1	1.540%	11/16/20	1,400	1,404
4	Volkswagen Auto Lease Trust 2015-A	0.870%	6/20/17	128	128
4,6	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	516	509
4,6	Volvo Financial Equipment LLC Series 2015-
	1A	0.950%	11/15/17	332	332
4,6	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	160	161

4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	12	12
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	98	100
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	175	176
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	145	147
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	6.147%	2/15/51	16	17
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	1.676%	7/15/46	310	308
4,6	Wendys Funding LLC 2015-1	3.371%	6/15/45	269	265
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	110	113
4	WFRBS Commercial Mortgage Trust 2013-
	C16	1.406%	9/15/46	88	88
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	100	103
4	WFRBS Commercial Mortgage Trust 2013-
	UBS1	1.122%	3/15/46	30	30
4,6	Wheels SPV 2 LLC 2014-1A	0.840%	3/20/23	254	253
4,6	Wheels SPV 2 LLC 2015-1	1.810%	4/22/24	200	197
4	World Financial Network Credit Card Master
	Note Trust Series 2013-B	0.910%	3/16/20	1,100	1,100
4,5	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.913%	2/15/22	115	114
4	World Omni Auto Receivables Trust 2013-A	0.640%	4/16/18	33	33
4	World Omni Auto Receivables Trust 2015-A	0.790%	7/16/18	102	102
4	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	420	422
4	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	380	379
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $187,677)					187,521
Corporate Bonds (29.5%)
Finance (13.4%)
	Banking (11.3%)
	Abbey National Treasury Services plc	1.375%	3/13/17	1,701	1,704
6	ABN AMRO Bank NV	4.250%	2/2/17	600	613
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	500	505
	Australia & New Zealand Banking Group Ltd.	1.500%	1/16/18	842	844
	Bank of America Corp.	1.350%	11/21/16	410	410
	Bank of America Corp.	6.400%	8/28/17	229	243
	Bank of America Corp.	6.000%	9/1/17	679	718
	Bank of Montreal	2.500%	1/11/17	1,984	2,007
	Bank of New York Mellon Corp.	2.300%	7/28/16	770	773
	Bank of Nova Scotia	1.375%	7/15/16	938	940
	Bank of Nova Scotia	2.550%	1/12/17	252	255
	Bank of Nova Scotia	1.300%	7/21/17	62	62
6	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	2,700	2,710
	BB&T Corp.	2.150%	3/22/17	1,416	1,428
	Bear Stearns Cos. LLC	5.550%	1/22/17	14	14
	Bear Stearns Cos. LLC	6.400%	10/2/17	14	15
	BNP Paribas SA	1.375%	3/17/17	680	682
	BPCE SA	1.625%	2/10/17	470	472
	BPCE SA	1.613%	7/25/17	214	214
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	842	843
	Capital One Financial Corp.	3.150%	7/15/16	280	281

Capital One NA	1.500%	3/22/18	342	339
Citigroup Inc.	1.350%	3/10/17	26	26
Citigroup Inc.	1.550%	8/14/17	44	44
Commonwealth Bank of Australia	1.400%	9/8/17	850	852
Commonwealth Bank of Australia	1.900%	9/18/17	250	252
Commonwealth Bank of Australia	2.250%	3/13/19	2,150	2,185
Cooperatieve Rabobank UA	3.375%	1/19/17	1,521	1,546
6 Credit Agricole SA	3.000%	10/1/17	2,900	2,960
Fifth Third Bancorp	4.500%	6/1/18	529	557
Goldman Sachs Group Inc.	6.250%	9/1/17	1,150	1,220
Goldman Sachs Group Inc.	5.950%	1/18/18	625	669
Goldman Sachs Group Inc.	6.150%	4/1/18	650	703
HSBC Bank USA NA	6.000%	8/9/17	450	473
HSBC USA Inc.	1.300%	6/23/17	1,264	1,261
HSBC USA Inc.	1.700%	3/5/18	640	641
Huntington National Bank	1.375%	4/24/17	1,500	1,502
Huntington National Bank	1.700%	2/26/18	850	849
Huntington National Bank	2.200%	11/6/18	250	251
6 ING Bank NV	3.750%	3/7/17	1,500	1,532
JPMorgan Chase & Co.	3.150%	7/5/16	319	320
JPMorgan Chase & Co.	1.350%	2/15/17	14	14
JPMorgan Chase & Co.	2.000%	8/15/17	41	41
JPMorgan Chase & Co.	6.000%	1/15/18	730	785
JPMorgan Chase & Co.	1.800%	1/25/18	1,000	1,005
JPMorgan Chase & Co.	1.700%	3/1/18	775	777
KeyBank NA	1.650%	2/1/18	1,231	1,232
6 Macquarie Bank Ltd.	2.000%	8/15/16	416	417
6 Macquarie Bank Ltd.	1.650%	3/24/17	1,000	1,004
Manufacturers & Traders Trust Co.	1.400%	7/25/17	1,449	1,447
Morgan Stanley	5.750%	10/18/16	300	306
Morgan Stanley	5.450%	1/9/17	826	850
Morgan Stanley	1.875%	1/5/18	800	803
Morgan Stanley	2.500%	1/24/19	675	686
MUFG Union Bank NA	2.125%	6/16/17	2,000	2,009
National Australia Bank Ltd.	2.750%	3/9/17	1,130	1,146
National Australia Bank Ltd.	1.875%	7/23/18	760	766
National Bank of Canada	2.100%	12/14/18	2,100	2,121
National City Bank	5.250%	12/15/16	500	513
6 Nordea Bank AB	1.875%	9/17/18	2,600	2,615
PNC Bank NA	1.150%	11/1/16	250	250
PNC Bank NA	1.500%	10/18/17	310	311
PNC Funding Corp.	2.700%	9/19/16	485	488
Royal Bank of Canada	1.250%	6/16/17	1,496	1,500
Royal Bank of Canada	2.150%	3/15/19	1,200	1,219
State Street Corp.	1.350%	5/15/18	350	351
Sumitomo Mitsui Banking Corp.	1.750%	1/16/18	2,500	2,506
Toronto-Dominion Bank	2.500%	7/14/16	1,233	1,238
Toronto-Dominion Bank	1.750%	7/23/18	3,580	3,604
Toronto-Dominion Bank	2.625%	9/10/18	1,100	1,130
UBS AG	1.375%	6/1/17	570	570
UBS AG	1.375%	8/14/17	600	600
US Bank NA	1.375%	9/11/17	635	637
US Bank NA	1.350%	1/26/18	400	402
US Bank NA	1.450%	1/29/18	1,300	1,306
Wells Fargo & Co.	1.250%	7/20/16	735	736
Wells Fargo & Co.	2.100%	5/8/17	744	752
Westpac Banking Corp.	1.050%	11/25/16	64	64

Westpac Banking Corp.	1.200%	5/19/17	64	64
Westpac Banking Corp.	2.000%	8/14/17	64	65
Westpac Banking Corp.	2.250%	1/17/19	2,244	2,281

Brokerage (0.5%)
BlackRock Inc.	6.250%	9/15/17	400	428
Franklin Resources Inc.	1.375%	9/15/17	214	215
Nomura Holdings Inc.	2.000%	9/13/16	800	802
NYSE Euronext	2.000%	10/5/17	1,667	1,682

Finance Companies (0.1%)
Air Lease Corp.	5.625%	4/1/17	116	120
5 HSBC Finance Corp.	1.065%	6/1/16	216	216

Insurance (1.3%)
Berkshire Hathaway Finance Corp.	1.450%	3/7/18	2,800	2,827
6 MassMutual Global Funding II	2.000%	4/5/17	159	161
MetLife Inc.	6.750%	6/1/16	372	373
6 Pricoa Global Funding I	1.900%	9/21/18	1,735	1,750
6 Reliance Standard Life Global Funding II	2.150%	10/15/18	1,560	1,566
Travelers Cos. Inc.	5.750%	12/15/17	1,302	1,391
UnitedHealth Group Inc.	1.450%	7/17/17	320	322

Real Estate Investment Trusts (0.2%)
Brandywine Operating Partnership LP	5.700%	5/1/17	116	120
DDR Corp.	7.500%	4/1/17	886	930
Welltower Inc.	2.250%	3/15/18	400	404
				85,833
Industrial (12.7%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	2.000%	8/2/16	1,164	1,168
Airgas Inc.	2.950%	6/15/16	225	225
Airgas Inc.	1.650%	2/15/18	1,251	1,252
Eastman Chemical Co.	2.400%	6/1/17	1,190	1,205
Ecolab Inc.	3.000%	12/8/16	500	506
Ecolab Inc.	1.450%	12/8/17	981	981

Capital Goods (1.3%)
Boeing Capital Corp.	2.125%	8/15/16	214	215
Caterpillar Financial Services Corp.	1.500%	2/23/18	675	681
Caterpillar Financial Services Corp.	1.800%	11/13/18	1,200	1,217
Danaher Corp.	2.300%	6/23/16	214	214
General Dynamics Corp.	2.250%	7/15/16	214	215
General Electric Capital Corp.	2.950%	5/9/16	17	17
General Electric Capital Corp.	1.500%	7/12/16	17	17
General Electric Capital Corp.	3.350%	10/17/16	17	17
General Electric Capital Corp.	2.900%	1/9/17	17	17
General Electric Capital Corp.	5.400%	2/15/17	17	18
General Electric Capital Corp.	2.450%	3/15/17	132	134
General Electric Capital Corp.	5.625%	9/15/17	17	18
General Electric Capital Corp.	1.600%	11/20/17	1,000	1,008
General Electric Co.	5.250%	12/6/17	300	320
John Deere Capital Corp.	2.250%	6/7/16	25	25
John Deere Capital Corp.	1.850%	9/15/16	25	25
John Deere Capital Corp.	1.050%	10/11/16	16	16
John Deere Capital Corp.	1.050%	12/15/16	16	16
John Deere Capital Corp.	2.000%	1/13/17	25	25

John Deere Capital Corp.	1.400%	3/15/17	25	25
John Deere Capital Corp.	1.125%	6/12/17	135	135
John Deere Capital Corp.	2.800%	9/18/17	25	26
John Deere Capital Corp.	1.200%	10/10/17	870	873
John Deere Capital Corp.	1.950%	1/8/19	500	508
Lockheed Martin Corp.	2.125%	9/15/16	275	276
Precision Castparts Corp.	1.250%	1/15/18	950	953
6 Siemens Financieringsmaatschappij NV	1.450%	5/25/18	400	402
United Technologies Corp.	5.375%	12/15/17	515	551

Communication (1.2%)
America Movil SAB de CV	2.375%	9/8/16	1,250	1,252
AT&T Inc.	2.950%	5/15/16	425	425
AT&T Inc.	2.400%	3/15/17	600	606
Comcast Cable Communications LLC	8.875%	5/1/17	46	50
Comcast Corp.	6.500%	1/15/17	46	48
Comcast Corp.	6.300%	11/15/17	2,395	2,589
Orange SA	2.750%	2/6/19	800	824
S&P Global Inc.	2.500%	8/15/18	500	510
Thomson Reuters Corp.	0.875%	5/23/16	500	500
Verizon Communications Inc.	1.350%	6/9/17	308	309
Verizon Communications Inc.	3.650%	9/14/18	800	842

Consumer Cyclical (2.1%)
American Honda Finance Corp.	1.125%	10/7/16	214	215
American Honda Finance Corp.	0.950%	5/5/17	400	400
American Honda Finance Corp.	1.550%	12/11/17	400	403
AutoZone Inc.	1.625%	4/21/19	1,450	1,452
6 BMW US Capital LLC	1.500%	4/11/19	800	803
6 Daimler Finance North America LLC	2.625%	9/15/16	180	181
6 Daimler Finance North America LLC	1.600%	8/3/17	400	401
Ford Motor Credit Co. LLC	3.984%	6/15/16	100	100
Ford Motor Credit Co. LLC	4.250%	2/3/17	300	306
Ford Motor Credit Co. LLC	6.625%	8/15/17	689	733
Ford Motor Credit Co. LLC	5.000%	5/15/18	300	319
6 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	553	561
6 Harley-Davidson Financial Services Inc.	1.550%	11/17/17	1,500	1,505
Lowe's Cos. Inc.	1.625%	4/15/17	108	109
6 Nissan Motor Acceptance Corp.	2.000%	3/8/19	1,250	1,255
PACCAR Financial Corp.	1.600%	3/15/17	735	740
PACCAR Financial Corp.	1.750%	8/14/18	290	292
Starbucks Corp.	0.875%	12/5/16	425	426
Toyota Motor Credit Corp.	0.800%	5/17/16	100	100
Toyota Motor Credit Corp.	1.750%	5/22/17	400	404
Toyota Motor Credit Corp.	1.375%	1/10/18	400	402
Toyota Motor Credit Corp.	1.200%	4/6/18	1,000	1,000
Visa Inc.	1.200%	12/14/17	1,000	1,005
Wal-Mart Stores Inc.	5.375%	4/5/17	124	129
6 Wesfarmers Ltd.	2.983%	5/18/16	259	259

Consumer Noncyclical (3.3%)
AbbVie Inc.	1.800%	5/14/18	450	453
Actavis Funding SCS	1.300%	6/15/17	1,100	1,096
Actavis Funding SCS	2.350%	3/12/18	114	115
Actavis Inc.	1.875%	10/1/17	39	39
Agilent Technologies Inc.	6.500%	11/1/17	116	124
Amgen Inc.	2.500%	11/15/16	55	55

Amgen Inc.	2.125%	5/15/17	58	59
Amgen Inc.	5.850%	6/1/17	58	61
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	2,500	2,535
AstraZeneca plc	5.900%	9/15/17	1,280	1,361
6 Baxalta Inc.	2.000%	6/22/18	250	249
6 Cargill Inc.	1.900%	3/1/17	2,459	2,478
Celgene Corp.	1.900%	8/15/17	370	373
Clorox Co.	5.950%	10/15/17	700	749
Covidien International Finance SA	6.000%	10/15/17	400	429
Gilead Sciences Inc.	3.050%	12/1/16	1,239	1,255
Gilead Sciences Inc.	1.850%	9/4/18	500	509
GlaxoSmithKline Capital plc	1.500%	5/8/17	265	267
Hershey Co.	1.600%	8/21/18	1,500	1,518
JM Smucker Co.	1.750%	3/15/18	1,000	1,005
Newell Brands Inc.	2.600%	3/29/19	1,200	1,228
PepsiCo Inc.	2.500%	5/10/16	625	625
PepsiCo Inc.	1.125%	7/17/17	700	702
PepsiCo Inc.	1.250%	8/13/17	500	503
Philip Morris International Inc.	1.250%	8/11/17	1,000	1,004
Reynolds American Inc.	2.300%	6/12/18	600	612
6 Roche Holdings Inc.	1.350%	9/29/17	1,000	1,006
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	750	756

Energy (2.4%)
Chevron Corp.	1.345%	11/15/17	2,500	2,515
Chevron Corp.	4.950%	3/3/19	1,250	1,371
ConocoPhillips Co.	1.050%	12/15/17	2,500	2,479
El Paso Natural Gas Co. LLC	5.950%	4/15/17	17	18
Enterprise Products Operating LLC	6.300%	9/15/17	170	181
Enterprise Products Operating LLC	1.650%	5/7/18	700	700
Exxon Mobil Corp.	1.439%	3/1/18	3,000	3,028
Kinder Morgan Energy Partners LP	6.000%	2/1/17	17	17
Kinder Morgan Energy Partners LP	5.950%	2/15/18	17	18
Kinder Morgan Inc.	7.000%	6/15/17	17	18
Kinder Morgan Inc.	2.000%	12/1/17	17	17
Occidental Petroleum Corp.	4.125%	6/1/16	600	601
Occidental Petroleum Corp.	1.500%	2/15/18	1,350	1,352
Shell International Finance BV	1.125%	8/21/17	500	500
Shell International Finance BV	1.250%	11/10/17	1,500	1,502
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	17	17
Total Capital International SA	1.500%	2/17/17	687	689
Total Capital International SA	1.550%	6/28/17	187	188

Technology (0.9%)
Apple Inc.	0.900%	5/12/17	300	301
Apple Inc.	1.700%	2/22/19	750	760
Corning Inc.	1.500%	5/8/18	300	299
Fidelity National Information Services Inc.	1.450%	6/5/17	105	105
Fidelity National Information Services Inc.	2.850%	10/15/18	1,000	1,020
6 Hewlett Packard Enterprise Co.	2.450%	10/5/17	500	506
6 Hewlett Packard Enterprise Co.	2.850%	10/5/18	950	970
Intel Corp.	1.950%	10/1/16	214	215
Tyco Electronics Group SA	6.550%	10/1/17	1,140	1,220
Tyco Electronics Group SA	2.375%	12/17/18	315	317

Transportation (0.7%)
Canadian National Railway Co.	5.850%	11/15/17	345	370

6 ERAC USA Finance LLC	6.375%	10/15/17	628	670
Ryder System Inc.	2.500%	3/1/17	275	278
Ryder System Inc.	2.500%	3/1/18	1,000	1,013
4 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	2,020	2,116
				81,293
Utilities (3.4%)
Electric (3.2%)
Arizona Public Service Co.	6.250%	8/1/16	420	425
Baltimore Gas & Electric Co.	5.900%	10/1/16	54	55
Berkshire Hathaway Energy Co.	5.750%	4/1/18	1,691	1,827
CMS Energy Corp.	6.550%	7/17/17	589	624
CMS Energy Corp.	5.050%	2/15/18	39	41
Commonwealth Edison Co.	5.950%	8/15/16	54	55
Commonwealth Edison Co.	1.950%	9/1/16	54	54
Commonwealth Edison Co.	6.150%	9/15/17	454	485
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	900	1,026
Consumers Energy Co.	5.500%	8/15/16	119	121
Consumers Energy Co.	5.150%	2/15/17	1,835	1,895
Consumers Energy Co.	5.650%	9/15/18	121	132
Consumers Energy Co.	6.125%	3/15/19	125	141
Duke Energy Carolinas LLC	7.000%	11/15/18	723	823
Duke Energy Florida LLC	5.800%	9/15/17	661	702
Duke Energy Florida LLC	5.650%	6/15/18	50	55
Edison International	3.750%	9/15/17	1,200	1,238
6 EDP Finance BV	6.000%	2/2/18	1,400	1,477
Entergy Louisiana LLC	6.500%	9/1/18	580	646
Exelon Corp.	1.550%	6/9/17	600	601
Georgia Power Co.	5.700%	6/1/17	650	681
Georgia Power Co.	1.950%	12/1/18	285	288
MidAmerican Energy Co.	5.300%	3/15/18	1,000	1,073
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	600	730
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	215	225
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	25	28
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	700	708
Pacific Gas & Electric Co.	5.625%	11/30/17	1,555	1,658
Pacific Gas & Electric Co.	8.250%	10/15/18	300	349
Peco Energy Co.	1.200%	10/15/16	870	871
Southern California Edison Co.	1.250%	11/1/17	295	295
TECO Finance Inc.	6.572%	11/1/17	58	62
5 TECO Finance Inc.	1.229%	4/10/18	100	99
Union Electric Co.	6.400%	6/15/17	464	491
Xcel Energy Inc.	0.750%	5/9/16	250	250
Xcel Energy Inc.	1.200%	6/1/17	300	300

Natural Gas (0.2%)
Atmos Energy Corp.	8.500%	3/15/19	1,280	1,513

				22,044
Total Corporate Bonds (Cost $188,516)				189,170
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	800	800
Corp. Andina de Fomento	7.790%	3/1/17	200	210
Export-Import Bank of Korea	3.750%	10/20/16	200	202
Export-Import Bank of Korea	4.000%	1/11/17	500	510
Export-Import Bank of Korea	1.750%	2/27/18	50	50

Korea Development Bank	4.000%	9/9/16	1,000	1,011
Korea Development Bank	2.250%	8/7/17	200	202
North American Development Bank	2.300%	10/10/18	300	306
Province of Ontario	2.300%	5/10/16	400	400
Province of Ontario	1.600%	9/21/16	400	401
Republic of Korea	5.125%	12/7/16	3,000	3,074
Republic of Poland	6.375%	7/15/19	1,000	1,139
Statoil ASA	3.125%	8/17/17	200	205
Statoil ASA	1.200%	1/17/18	300	299
Svensk Exportkredit AB	0.625%	5/31/16	300	300
United Mexican States	5.625%	1/15/17	1,400	1,439
Total Sovereign Bonds (Cost $10,531)				10,548
Taxable Municipal Bonds (0.3%)
Illinois GO	5.365%	3/1/17	1,400	1,440
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	222	226
Total Taxable Municipal Bonds (Cost $1,669)				1,666
			Shares
Temporary Cash Investment (21.3%)
Money Market Fund (21.3%)
7 Vanguard Market Liquidity Fund (Cost
$136,200)	0.495%		136,199,706	136,200

Total Investments (102.3%) (Cost $655,021)				655,576
Other Assets and Liabilities-Net (-2.3%)				(14,706)
Net Assets (100%)				640,870

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 Securities with a value of $302,000 have been segregated as initial margin for open futures contracts.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $99,677,000, representing 15.6% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value.

Ultra-Short-Term Bond Fund

Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	130,471	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	187,521	—
Corporate Bonds	—	189,170	—
Sovereign Bonds	—	10,548	—
Taxable Municipal Bonds	—	1,666	—
Temporary Cash Investments	136,200	—	—
Futures Contracts—Assets[1]	4	—	—
Futures Contracts—Liabilities[1]	(12)	—	—
Forward Currency Contracts—Assets	—	1	—
Forward Currency Contracts—Liabilities	—	(3)	—
Total	136,192	519,374	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Ultra-Short-Term Bond Fund

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Eurodollar Futures	June 2016	98	24,335	7
Euro-Schatz	June 2016	(137)	(17,533)	34
2-Year U.S. Treasury Note	June 2016	(43)	(9,401)	1
5-Year U.S. Treasury Note	June 2016	(13)	(1,572)	5
				47

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At April 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Ultra-Short-Term Bond Fund

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank N.A.	5/4/16	EUR	55	USD	62	1
BNP Paribas	5/4/16	EUR	48	USD	55	—
BNP Paribas	5/4/16	USD	116	EUR	103	(2)
JPMorgan Chase Bank N.A.	6/2/16	USD	62	EUR	55	(1)
						(2)
EUR—Euro.
USD—U.S. dollar.

E. At April 30, 2016, the cost of investment securities for tax purposes was $655,021,000. Net unrealized appreciation of investment securities for tax purposes was $555,000, consisting of unrealized gains of $969,000 on securities that had risen in value since their purchase and $414,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2016
VANGUARD FIXED INCOME SECURITIES FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: June 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.